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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM N-CSR

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


         Investment Company Act file number:   811-4000


                     Summit Mutual Funds, Inc.
        (Exact name of registrant as specified in charter)

         312 Elm Street, Suite 1212, Cincinnati, OH 45202
        (Address of principal executive offices)  Zip code)

                      John F. Labmeier, Esq.
             The Union Central Life Insurance Company
                         P.O. Box 40888
                     Cincinnati, Ohio 45240
               (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (513) 632-1600

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003

ITEM 1.   REPORT TO STOCKHOLDERS

Summit Mutual Funds

Annual Report

Summit Apex Series
---------------------------------
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund
Balanced Index Fund
Lehman Aggregate Bond Index Fund
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Money Market Fund


September 30, 2003

[SUMMIT MUTUAL FUND LOGO]

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                     ANNUAL REPORT - TABLE OF CONTENTS
----------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    S&P 500 Index Fund......................................    2
    S&P MidCap 400 Index Fund...............................    3
    Russell 2000 Small Cap Index Fund.......................    4
    Nasdaq-100 Index Fund...................................    5
    EAFE International Index Fund...........................    6
    Total Social Impact Fund................................    7
    Balanced Index Fund.....................................    8
    Lehman Aggregate Bond Index Fund........................    9
    Everest Fund............................................   10
    Bond Fund...............................................   11
    Short-term Government Fund..............................   12
    High Yield Bond Fund....................................   13
    Money Market Fund.......................................   14

Statements of Assets and Liabilities........................   15

Statements of Operations....................................   19

Statements of Changes in Net Assets.........................   23

Schedule of Investments
    S&P 500 Index Fund......................................   28
    S&P MidCap 400 Index Fund...............................   33
    Russell 2000 Small Cap Index Fund.......................   37
    Nasdaq-100 Index Fund...................................   54
    EAFE International Index Fund...........................   56
    Total Social Impact Fund................................   62
    Balanced Index Fund.....................................   67
    Lehman Aggregate Bond Index Fund........................   73
    Everest Fund............................................   75
    Bond Fund...............................................   76
    Short-term Government Fund..............................   79
    High Yield Bond Fund....................................   80
    Money Market Fund.......................................   82

Notes to Financial Statements...............................   83

Independent Auditors' Report................................   97

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            MESSAGE FROM THE PRESIDENT
----------------------------------------------------------------------

Summit Mutual Funds is pleased to send you its 2003 Annual Report. We extend a warm welcome to new shareholders of the Funds who have joined since our last report, either directly or as an investment option through a 401(k) plan.

Unless you are in the investment business, chances are that you may not have heard of our fund family except through a trusted financial advisor. This is due in part to our origin as an investment manager for predominantly institutional assets. We have taken the strengths of our institutional money management business - teams of focused and experienced investment professionals - combined with offering a very cost efficient mutual fund family (all of Summit's Apex Series funds have expense ratios less than their category averages*) and dedicated these resources to prudently managing your assets.

INVESTMENT ENVIRONMENT

As investors prepare themselves for the fourth quarter of 2003, market performance over the past twelve months has truly been impressive. The third quarter of 2003 continued the rally that began last Fall and the "bulls" once again dominated the action. For the past twelve months the S&P 500 Index rose 24.38%, and small cap stocks, as measured by the Russell 2000 Index tallied even greater returns - up 36.50%. Even foreign stocks performed well with the MSCI EAFE International Equity Index rising 26.01%.

Just as the bull market of the late 1990s overshot to the upside on a wave of investor euphoria, so did the bear market overshoot to the downside. Investors were overwhelmed by a confidence crisis that was fueled by economic recession, corporate scandals, terrorism, and heightened geopolitical risks. Despite the recent strength in the equity markets, bond market activity as of late confirms that stocks are not the only asset class subject to volatility. Investors have witnessed dramatic price movements in bonds, with sharply increasing interest rates sending prices lower and reminding investors that this perceived investment safe haven has its own risks. Even with the recent rise in interest rates the Lehman Brothers Aggregate Bond Index gained 5.41% in the trailing twelve months ended September 30, 2003.

Investors have focused on fundamentals with good reason - recent economic data suggests that the economy is rebounding. Market gains have been driven by:

- Interest Rates - Thirteen cuts since 2001 have pushed short-term rates to the lowest level since 1958; and the Fed suggests that rates will
   remain at low    levels for some time.

- Fiscal Stimulus - The 2003 tax cuts provide a real shot in the arm to investors and the economy. Taxes on dividends were reduced sharply to 15%, creating a strong incentive for corporations to increase dividends.

- Investor Confidence - Consumers have become more confident as the hostilities with Iraq and others have become more defined. Continued low interest rates have also buoyed consumer confidence.

- Corporate Profits - Operating earnings were stronger than expected in the second quarter of this year and, with sales strengthening, earnings are expected to be better than originally forecast.

OUTLOOK

While the recent past has been very beneficial, investors should be aware of potential risks:

- Unemployment - While job losses appear to be slowing, there is little evidence of renewed hiring. New job creation will follow from improved capital spending and a rebounding economy.

- Federal Deficit - A growing deficit could lead to increased inflation and higher interest rates.

- Trade Deficit - The Current Account Deficit is currently at 5% of GDP, likely leading to pressure that would cause the U.S. dollar to fall versus other currencies.

Heightened volatility in both the domestic and international financial markets seems to be a continuing refrain. Given this market environment, our message is crystal clear - expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. Investors should review their portfolios to be sure that they are well-positioned for the current market environment. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds should be the foundation of your diversified plan as you focus on long-term investment goals, asset allocation, and diversification.

To learn more about your specific funds' (and other funds in the Summit family) performance and investment philosophy please visit the Summit Mutual Funds' web site at www.summitfunds.com or contact your trusted financial advisor.

We thank you for the trust that you have placed in Summit Funds - your interests are at the forefront of our efforts.

Sincerely,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

* Based on Lipper category averages.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
-------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500
Composite Stock Index (the "Index").

STRATEGY - The S&P 500 Index Fund (the "Fund") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit S&P 500 Index Fund's total return was 23.70% (before the impact of any product or contract-level fees). This compares to a 24.38% total return for the Index. The difference of 0.68% is referred to as "tracking error" and is largely attributed to the Fund's 0.50% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                     Team Managed
      Inception Date:              April 3, 2000
      Total Net Assets:            $150.6 Million
      Number of Equity Holdings:   500
      Median Cap Size:             $8.1 Bllion
      Dividend Yield:              1.65%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P 500 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                          1-Year   3-Year  Since Inception
                                          23.70%  -10.55%          -10.11%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT S&P 500 INDEX FUND  S&P 500 INDEX
3/31/2000                     $10,000        $10,000
4/30/2000                      $9,700         $9,699
5/31/2000                      $9,500         $9,500
6/30/2000                      $9,730         $9,734
7/31/2000                      $9,580         $9,582
8/31/2000                     $10,170        $10,177
9/30/2000                      $9,629         $9,640
10/31/2000                     $9,589         $9,599
11/30/2000                     $8,826         $8,842
12/31/2000                     $8,876         $8,886
1/31/2001                      $9,178         $9,201
2/28/2001                      $8,343         $8,363
3/31/2001                      $7,809         $7,834
4/30/2001                      $8,413         $8,441
5/31/2001                      $8,463         $8,498
6/30/2001                      $8,261         $8,291
7/31/2001                      $8,170         $8,210
8/31/2001                      $7,656         $7,697
9/30/2001                      $7,040         $7,076
10/31/2001                     $7,172         $7,211
11/30/2001                     $7,716         $7,764
12/31/2001                     $7,783         $7,832
1/31/2002                      $7,661         $7,718
2/28/2002                      $7,513         $7,569
3/31/2002                      $7,791         $7,854
4/30/2002                      $7,316         $7,378
5/31/2002                      $7,259         $7,324
6/30/2002                      $6,740         $6,802
7/31/2002                      $6,214         $6,273
8/31/2002                      $6,251         $6,313
9/30/2002                      $5,571         $5,628
10/31/2002                     $6,058         $6,122
11/30/2002                     $6,411         $6,482
12/31/2002                     $6,032         $6,102
1/31/2003                      $5,872         $5,943
2/28/2003                      $5,781         $5,853
3/31/2003                      $5,835         $5,910
4/30/2003                      $6,312         $6,397
5/31/2003                      $6,640         $6,733
6/30/2003                      $6,722         $6,819
7/31/2003                      $6,838         $6,939
8/31/2003                      $6,969         $7,075
9/30/2003                      $6,891         $7,000

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      Microsoft Corporation                    3.15%
      General Electric                         3.12%
      Wal-Mart Stores                          2.56%
      Exxon Mobil Corp.                        2.54%
      Pfizer, Inc.                             2.48%
      Citigroup Inc.                           2.46%
      Intel Corp.                              1.88%
      International Business Machines          1.60%
      American International Group             1.58%
      Johnson & Johnson                        1.54%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     20.0%
Information Technology        16.9%
Health Care                   13.3%
Consumer Staples              11.1%
Consumer Discretionary        10.7%
Industrials                   10.2%
Energy                         5.5%
Short-Term, Futures, & Other   3.6%
Telecommunication Services     3.3%
Utilities                      2.8%
Materials                      2.6%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX
SERIES
                                                    S&P MIDCAP 400 INDEX
FUND
--------------------------------------------------------------------------
------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The S&P MidCap 400 Index Fund (the "Fund") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit S&P MidCap 400 Index Fund's total return was 26.05% (before the impact of any product or contract-level fees). This compares to a 26.78% total return for the Index. The difference of 0.73% is referred to as "tracking error" and is largely attributed to the Fund's 0.60% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                         Team Managed
      Inception Date:                  April 3, 2000
      Total Net Assets:                $26.2 Million
      Number of Equity Holdings:       400
      Median Cap Size:                 $1.9 Billion
      Dividend Yield:                  1.06%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                                 1-Year  3-Year  Since
Inception
                                                 26.05%  -1.49%
0.76%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT S&P MIDCAP 400 INDEX FUND  S&P MIDCAP 400 INDEX
3/31/2000                            $10,000               $10,000
4/30/2000                             $9,600                $9,650
5/31/2000                             $9,490                $9,531
6/30/2000                             $9,610                $9,671
7/31/2000                             $9,760                $9,823
8/31/2000                            $10,831               $10,920
9/30/2000                            $10,741               $10,845
10/31/2000                           $10,370               $10,478
11/30/2000                            $9,606                $9,687
12/31/2000                           $10,324               $10,427
1/31/2001                            $10,517               $10,660
2/28/2001                             $9,907               $10,052
3/31/2001                             $9,154                $9,305
4/30/2001                            $10,161               $10,332
5/31/2001                            $10,387               $10,573
6/30/2001                            $10,336               $10,530
7/31/2001                            $10,183               $10,373
8/31/2001                             $9,837               $10,034
9/30/2001                             $8,613                $8,786
10/31/2001                            $8,991                $9,175
11/30/2001                            $9,653                $9,858
12/31/2001                           $10,148               $10,366
1/31/2002                            $10,087               $10,314
2/28/2002                            $10,089               $10,326
3/31/2002                            $10,803               $11,064
4/30/2002                            $10,750               $11,012
5/31/2002                            $10,563               $10,826
6/30/2002                             $9,782               $10,034
7/31/2002                             $8,835                $9,061
8/31/2002                             $8,871                $9,107
9/30/2002                             $8,147                $8,374
10/31/2002                            $8,499                $8,736
11/30/2002                            $8,986                $9,241
12/31/2002                            $8,613                $8,861
1/31/2003                             $8,358                $8,603
2/28/2003                             $8,156                $8,398
3/31/2003                             $8,220                $8,468
4/30/2003                             $8,813                $9,082
5/31/2003                             $9,538                $9,834
6/30/2003                             $9,653                $9,959
7/31/2003                             $9,987               $10,313
8/31/2003                            $10,432               $10,780
9/30/2003                            $10,269               $10,615

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      S&P MidCap 400 Depositary
         Receipts                              3.22%
      Gilead Sciences, Inc.                    1.21%
      M&T Bank Corp.                           1.12%
      Mylan Laboratories                       0.74%
      Affiliated Computer                      0.70%
      Washington Post                          0.68%
      Lennar Corp.                             0.62%
      Sovereign Bancorp                        0.58%
      Murphy Oil                               0.58%
      IDEC Pharmaceuticals Corporation         0.55%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                    18.4%
Consumer Discretionary       14.8%
Technology                   14.8%
Health Care                  12.3%
Industrials                  11.2%
Short-Term, Futures & Other   8.5%
Utilities                     6.1%
Energy                        5.8%
Consumer Staples              4.4%
Materials                     3.7%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------
------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index
(the "Index").

STRATEGY - The Russell 2000 Small Cap Index Fund (the "Fund") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit Russell 2000 Index Fund's total return was 35.44% (before the impact of any product or contract-level fees). This compares to a 36.50% total return for the Index. The difference of 1.06% is referred to as "tracking error" and is largely attributed to the Fund's 0.75% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                   Team Managed
      Inception Date:            December 29, 1999
      Total Net Assets:          $20.7 Million
      Number of Equity
         Holdings:               1,979
      Median Cap Size:           $412 Million
      Dividend Yield:            1.07%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT S&P MIDCAP 400 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                                 1-Year  3-Year  Since
Inception
                                                 26.05%  -1.49%
0.76%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT S&P MIDCAP 400 INDEX FUND  S&P MIDCAP 400 INDEX
3/31/2000                            $10,000               $10,000
4/30/2000                             $9,600                $9,650
5/31/2000                             $9,490                $9,531
6/30/2000                             $9,610                $9,671
7/31/2000                             $9,760                $9,823
8/31/2000                            $10,831               $10,920
9/30/2000                            $10,741               $10,845
10/31/2000                           $10,370               $10,478
11/30/2000                            $9,606                $9,687
12/31/2000                           $10,324               $10,427
1/31/2001                            $10,517               $10,660
2/28/2001                             $9,907               $10,052
3/31/2001                             $9,154                $9,305
4/30/2001                            $10,161               $10,332
5/31/2001                            $10,387               $10,573
6/30/2001                            $10,336               $10,530
7/31/2001                            $10,183               $10,373
8/31/2001                             $9,837               $10,034
9/30/2001                             $8,613                $8,786
10/31/2001                            $8,991                $9,175
11/30/2001                            $9,653                $9,858
12/31/2001                           $10,148               $10,366
1/31/2002                            $10,087               $10,314
2/28/2002                            $10,089               $10,326
3/31/2002                            $10,803               $11,064
4/30/2002                            $10,750               $11,012
5/31/2002                            $10,563               $10,826
6/30/2002                             $9,782               $10,034
7/31/2002                             $8,835                $9,061
8/31/2002                             $8,871                $9,107
9/30/2002                             $8,147                $8,374
10/31/2002                            $8,499                $8,736
11/30/2002                            $8,986                $9,241
12/31/2002                            $8,613                $8,861
1/31/2003                             $8,358                $8,603
2/28/2003                             $8,156                $8,398
3/31/2003                             $8,220                $8,468
4/30/2003                             $8,813                $9,082
5/31/2003                             $9,538                $9,834
6/30/2003                             $9,653                $9,959
7/31/2003                             $9,987               $10,313
8/31/2003                            $10,432               $10,780
9/30/2003                            $10,269               $10,615

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      iShares Russell 2000 Index Fund          3.09%
      Andrew Corp.                             0.22%
      AMR Corp.                                0.22%
      Overture Services Inc.                   0.21%
      Cytyc Corp.                              0.21%
      Titan Corp.                              0.21%
      RF Micro Devices, Inc.                   0.20%
      Conexant Systems Inc.                    0.19%
      Avid Technology Inc.                     0.19%
      Sybase Inc.                              0.18%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                    20.2%
Consumer Non-Cyclical        17.7%
Consumer Cyclical            13.0%
Industrial                   12.0%
Technology                   11.9%
Communications                8.9%
Short-Term, Futures & Other   5.3%
Energy                        3.6%
Basic Materials               3.5%
Utilities                     2.7%
Consumer Discretions          1.2%

    The Russell 2000 Index is a trademark/service mark of the Frank
Russell     Company. Russell is a trademark of the Frank Russell Company.
Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX
SERIES
                                                        NASDAQ-100 INDEX
FUND
--------------------------------------------------------------------------
------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Nasdaq-100 Index Fund (the "Fund") will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit Nasdaq-100 Index Fund's (Class I) total return was 55.19% (before the impact of any product or contract-level fees). This compares to a 56.87% total return for the Index. The difference of 1.68% is referred to as "tracking error" and is largely attributed to the Fund's 0.65% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                        Team Managed
      Inception Date:                 December 29, 1999
      Total Net Assets:               $15.9 Million
      Number of Equity Holdings:      100
      Median Cap Size:                $5.2 Billion
      Dividend Yield:                 0.15%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT NASDAQ-100 INDEX FUND CLASS I -
AVERAGE ANNUAL TOTAL RETURN
                            1-Year    3-Year          Since Inception
                            55.19%   -29.40%          -24.38%
Summit Nasdaq-100 Fund
Index Class F -
Average Total Return
                            1-Year   Since Inception
                            54.88%   17.53%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT NASDAQ-100        SUMMIT NASDAQ-100        NASDAQ-100
INDEX
            INDEX FUND CLASS I       INDEX FUND CLASS F
12/27/99    $10,000                  $10,000
12/31/99    $10,310                  $10,304
1/31/2000    $9,970                   $9,922
2/29/2000   $12,020                  $11,859
3/31/2000   $12,310                  $12,224
4/30/2000   $10,590                  $10,488
5/31/2000    $9,310                   $9,240
6/30/2000   $10,540                  $10,462
7/31/2000   $10,070                  $10,033
8/31/2000   $11,372                  $11,336
9/30/2000    $9,938                   $9,927
10/31/2000   $9,116                   $9,125
11/30/2000   $6,996                   $6,969
12/31/2000   $6,512                   $6,511
1/31/2001    $7,167                   $7,210
2/28/2001    $5,272                   $5,306
3/31/2001    $4,334                   $4,375
4/30/2001    $5,101                   $5,159
5/31/2001    $4,949                   $5,006
6/30/2001    $5,020                   $5,090
7/31/2001    $4,617                   $4,683
8/31/2001    $4,022                   $4,088
9/30/2001    $3,195                   $3,250
10/31/2001   $3,720                   $3,797
11/30/2001   $4,345                   $4,440
12/31/2001   $4,294                   $4,387
1/31/2002    $4,224                   $4,313
2/28/2002    $3,697                   $3,782
3/31/2002    $3,947                   $4,042
4/30/2002    $3,468                   $3,554
5/31/2002    $3,276                   $3,363
6/30/2002    $2,847                  $10,000                  $2,926
7/31/2002    $2,611                   $9,171                  $2,678
8/31/2002    $2,554                   $8,973                  $2,623
9/30/2002    $2,254                   $7,911                  $2,317
10/31/2002   $2,675                   $9,391                  $2,755
11/30/2002   $3,018                  $10,595                  $3,107
12/31/2002   $2,659                   $9,334                  $2,741
1/31/2003    $2,655                   $9,313                  $2,737
2/28/2003    $2,726                   $9,561                  $2,813
3/31/2003    $2,746                   $9,632                  $2,839
4/30/2003    $2,980                  $10,446                  $3,082
5/31/2003    $3,224                  $11,303                  $3,339
6/30/2003    $3,232                  $11,331                  $3,349
7/31/2003    $3,431                  $12,018                  $3,559
8/31/2003    $3,601                  $12,613                  $3,739
9/30/2003    $3,498                  $12,252                  $3,635

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      Microsoft Corporation                    7.77%
      Intel Corp.                              4.71%
      Nasdaq 100 Shares                        3.94%
      Cisco Systems, Inc.                      3.64%
      QUALCOMM Inc.                            3.00%
      Amgen Inc.                               2.94%
      Dell Inc.                                2.39%
      Comcast Corporation                      2.21%
      eBay Inc.                                1.91%
      Nextel Communications, Inc.              1.90%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                   45.6%
Short-Term, Futures & Other  24.5%
Consumer Services            14.4%
Health Care                  11.5%
Capital Goods                 2.1%
Public Utilities              1.9%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND
-----------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The EAFE International Index Fund (the "Fund") will invest primarily in common stocks of the companies that comprise the Index.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit EAFE International Index Fund's total return was 23.36% (before the impact of any product or contract-level fees). This compares to a 26.01% total return for the Index. The difference of 2.65% is referred to as "tracking error." One component of the difference is attributed to the Fund's 1.25% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

                                   FUND DATA

      Manager:                   Subadvised by World Asset
                                 Management, L.L.C
                                 A division of Munder Capital
                                 Management
      Inception Date:            December 28, 2000
      Total Net Assets:          $21.7 Million
      Number of Holdings:        582
      Median Cap Size:           $2.9 Billion
      Dividend Yield:            2.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT EAFE INTERNATIONAL INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                         1-Year  Since Inception
                                         23.36%           -9.49%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT EAFE INTERNATIONAL INDEX FUND  EAFE INTERNATIONAL INDEX
12/28/2000                               $10,000                   $10,000
12/31/2000                               $10,090                   $10,095
1/31/2001                                $10,150                   $10,101
2/28/2001                                 $9,370                    $9,349
3/31/2001                                 $8,730                    $8,716
4/30/2001                                 $9,320                    $9,316
5/31/2001                                 $8,989                    $8,973
6/30/2001                                 $8,618                    $8,606
7/31/2001                                 $8,468                    $8,450
8/31/2001                                 $8,238                    $8,236
9/30/2001                                 $7,396                    $7,402
10/31/2001                                $7,586                    $7,591
11/30/2001                                $7,867                    $7,871
12/31/2001                                $7,917                    $7,918
1/31/2002                                 $7,485                    $7,497
2/28/2002                                 $7,546                    $7,550
3/31/2002                                 $7,980                    $7,958
4/30/2002                                 $7,998                    $8,011
5/31/2002                                 $8,066                    $8,112
6/30/2002                                 $7,758                    $7,790
7/31/2002                                 $6,962                    $7,021
8/31/2002                                 $6,921                    $7,005
9/30/2002                                 $6,159                    $6,252
10/31/2002                                $6,495                    $6,588
11/30/2002                                $6,780                    $6,887
12/31/2002                                $6,548                    $6,656
1/31/2003                                 $6,256                    $6,378
2/28/2003                                 $6,108                    $6,232
3/31/2003                                 $5,982                    $6,110
4/30/2003                                 $6,556                    $6,709
5/31/2003                                 $6,949                    $7,115
6/30/2003                                 $7,085                    $7,287
7/31/2003                                 $7,239                    $7,464
8/31/2003                                 $7,395                    $7,644
9/30/2003                                 $7,597                    $7,879

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      iShares MSCI Eafe Fund                   8.24%
      BP Amoco Plc                             2.38%
      HSBC Holdings Plc                        2.20%
      Vodafone Group Plc                       2.11%
      GlaxoSmithKline Plc                      1.94%
      Total FinaElf SA                         1.54%
      Nestle SA                                1.48%
      Novartis                                 1.44%
      Royal Dutch Petroleum Copmany            1.43%
      Toyota Motor Corporation                 1.23%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom      25.2%
Japan               20.2%
Short-Term & Other  12.1%
France               8.9%
Switzerland          6.8%
Germany              5.8%
Netherlands          5.0%
Australia            4.5%
Italy                3.6%
Spain                3.1%
Sweden               1.8%
Finland              1.5%
Hong Kong            1.5%

    The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

                             SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index (the "Index"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Total Social Impact Fund (the "Fund") will invest in all stocks that are included in the Index. However, the percentage invested in each stock will vary from the Index weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

The Summit Total Social Impact Fund (Class I) is now one quarter away from its third birthday. The illness of corporate scandals, absent at the Fund's inception, is now common knowledge and has cost investors over $147 billion according to a recent Wall Street Journal article. This is only the loss of shareowner value and doesn't address the loss of jobs, the loss of tax revenues and the overall loss of trust in the capital markets. The Fund's objective is two-fold. First, we seek investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Index. Second, the Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to all stakeholders.

On a total return basis, the Fund was up 23.61% (before the impact of any prodcut or contract-level fees) for the year ended September 30, 2003, the strongest showing since its launch in December of 2000. Before annualized expenses of 0.75%, the Fund performed in line with the Index return of 24.38%. The Fund ranks in the 21st percentile of the Lipper Large Cap Core Universe (222/1073) for the period.

The second quarter for 2003 was the most positive quarter for the Index since 1998, increasing 15.39%. This is significant as the numerous corporate scandals of the past three years (e.g., Enron, Tyco and WorldCom) depressed market returns in the interim. Did market participants flock back into companies with little regard for "trust and transparency"? How did highly-rated companies perform versus lowly-rated companies? TSI ratings give us a unique look at this element of second quarter returns. On a macro level, it appears that investors soft-pedaled the scandals and corporate governance issues as the Fund's reweightings resulted in underperformance in six of the ten industry groups. In the prior nine quarters, the reverse had been true. This is not surprising. As we found out in the bubble market of the late 90's, investors just wanted their share of the action. Corporate governance was virtually overlooked. We return to this mode at great peril.

The TSI research staff was busy in the second quarter re-rating the top 50 market capitalization names in the Index. These companies comprise 56% of the capitalization of the Index, a significant portion. Our rating work focused on corporate governance actions in light of Sarbanes-Oxley and numerous shareholder resolutions. Companies with significant upgrades included: Procter & Gamble, Merck, Intel, Cisco and Medtronic. Companies with significant downgrades included: Citigroup, Hewlett-Packard, Gillette, Wyeth and Schering-Plough.

                                   FUND DATA

      Manager:                   Team Managed
      Inception Date:            December 28, 2000
      Total Net Assets:          $4.0 Million
      Number of Holdings:        500
      Median Cap Size:           $8.0 Billion
      Dividend Yield:            1.64%

[LINE CHART]

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      S&P 500 Depositary Receipts              3.49%
      General Electric                         2.78%
      Pfizer, Inc.                             2.41%
      Microsoft Corporation                    2.38%
      Intel Corp.                              2.30%
      Wal-Mart Stores                          2.09%
      Exxon Mobil Corp.                        2.00%
      Citigroup Inc.                           1.79%
      Cisco Ststems, Inc.                      1.79%
      International Business Machines          1.70%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                   18.8%
Information Technology      17.0%
Healthcare                  13.1%
Consumer Staples            11.0%
Consumer Discretionary      10.4%
Industrials                 10.1%
Short-Term & Other           6.7%
Energy                       4.8%
Telecommunication Services   3.1%
Materials                    2.6%
Utilities                    2.4%

    The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   BALANCED INDEX FUND
-----------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index") and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Balanced Index Fund (the "Fund") will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit Balanced Index Fund's total return was 16.50% (before the impact of any product or contract-level fees). This compares to a 17.20% total return for the hypothetical Balanced Index. The difference of 0.70% is referred to as "tracking error" and is largely attributed to the Fund's 0.60% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                      Team Managed
      Inception Date:               April 3, 2000
      Total Net Assets:             $23.1 Million
      Number of Equity Holdings:    500
      Median Cap Size:              $8.1 Billion
      Dividend Yield:               1.65%
      Number of Fixed Income        27
         Holdings:
      Average Duration:             4.57 years
      Average Maturity:             11.9 years
      Average Credit Quality:       AAA/Aaa
      Current Yield:                3.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BALANCED INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                           1-Year  3-Year  Since Inception
                                           16.50%  -3.08%           -2.68%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                            LEHMAN BROTHERS AGGREGATE
            Summit Balanced Index Fund  S&P 500 Index  Bond Index

3/31/2000                $10,000        $10,000        $10,000
4/30/2000                 $9,810         $9,971         $9,699
5/31/2000                 $9,690         $9,967         $9,500
6/30/2000                 $9,930        $10,174         $9,734
7/31/2000                 $9,870        $10,266         $9,582
8/31/2000                $10,291        $10,415        $10,177
9/30/2000                 $9,988        $10,481         $9,640
10/31/2000                $9,988        $10,550         $9,599
11/30/2000                $9,582        $10,723         $8,842
12/31/2000                $9,691        $10,922         $8,886
1/31/2001                 $9,948        $11,101         $9,201
2/28/2001                 $9,424        $11,197         $8,363
3/31/2001                 $9,105        $11,253         $7,834
4/30/2001                 $9,507        $11,206         $8,441
5/31/2001                 $9,577        $11,273         $8,498
6/30/2001                 $9,442        $11,316         $8,291
7/31/2001                 $9,484        $11,570         $8,210
8/31/2001                 $9,161        $11,703         $7,697
9/30/2001                 $8,744        $11,840         $7,076
10/31/2001                $8,921        $12,087         $7,211
11/30/2001                $9,276        $11,920         $7,764
12/31/2001                $9,294        $11,844         $7,832
1/31/2002                 $9,230        $11,940         $7,718
2/28/2002                 $9,167        $12,056         $7,569
3/31/2002                 $9,298        $11,856         $7,854
4/30/2002                 $8,990        $12,086         $7,378
5/31/2002                 $8,971        $12,188         $7,324
6/30/2002                 $8,576        $12,294         $6,802
7/31/2002                 $8,221        $12,442         $6,273
8/31/2002                 $8,306        $12,652         $6,313
9/30/2002                 $7,806        $12,857         $5,628
10/31/2002                $8,185        $12,798         $6,122
11/30/2002                $8,497        $12,795         $6,482
12/31/2002                $8,276        $13,059         $6,102
1/31/2003                 $8,136        $13,070         $5,943
2/28/2003                 $8,112        $13,251         $5,853
3/31/2003                 $8,149        $13,241         $5,910
4/30/2003                 $8,588        $13,350         $6,397
5/31/2003                 $8,928        $13,599         $6,733
6/30/2003                 $8,979        $13,572         $6,819
7/31/2003                 $8,945        $13,116         $6,939
8/31/2003                 $9,070        $13,203         $7,075
9/30/2003                 $9,094        $13,552         $7,000

                             TOP 10 EQUITY HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      Microsoft Corporation                    1.93%
      General Electric                         1.91%
      Wal-Mart Stores                          1.63%
      Exxon Mobil Corp.                        1.62%
      Pfizer, Inc.                             1.57%
      Citigroup Inc.                           1.52%
      Intel Corp.                              1.20%
      American International Group             0.98%
      International Business Machines          0.97%
      Johnson & Johnson                        0.96%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   59.4%
Treasuries & Agency Notes     20.6%
Mortgage-Backed Securities    10.1%
Corporate Bonds                8.2%
Short-Term, Futures, & Other   1.7%

                             SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                    LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Lehman Aggregate Bond Index Fund (the "Fund") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Fund's total assets may be invested in financial futures or options contracts. The Fund will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

For the year ended September 30, 2003, the Summit Lehman Aggregate Bond Index Fund's total return was 4.68% (before the impact of any product or contract-level fees). This compares to a 5.41% total return for the Index. The difference of 0.73% is referred to as "tracking error" and is largely attributed to the Fund's 0.60% operating expense ratio. These expenses represent the Fund's costs for advisory, administration, accounting, custody and other services that are detailed in the Statement of Operations. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Fund; broker's commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund's objectives and strategies call for a correlation of at least 95% between the Fund's pre-expense total return and that of the Index. Accordingly, the Fund met its objectives for the period presented.

                                   FUND DATA

      Manager:                      Team Managed
      Inception Date:               April 3, 2000
      Total Net Assets:             $24.3 Million
      Number of Holdings:           67
      Average Duration:             4.63 years
      Average Maturity:             12.5 years
      Average Credit Quality:       AAA/Aaa
      Current Yield:                3.64%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT LEHMAN AGGREGATE BOND INDEX FUND - AVERAGE ANNUAL TOTAL RETURN
                                    1-Year  3-Year  Since Inception
                                    4.68%   7.80%            8.03%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                 SUMMIT LEHMAN                LEHMAN BROTHERS
                  AGGREGATE BOND INDEX FUND    AGGREGATE BOND INDEX
3/31/2000         $10,000                      $10,000
4/30/2000          $9,960                       $9,971
5/31/2000          $9,951                       $9,967
6/30/2000         $10,162                      $10,174
7/31/2000         $10,242                      $10,266
8/31/2000         $10,394                      $10,415
9/30/2000         $10,455                      $10,481
10/31/2000        $10,527                      $10,550
11/30/2000        $10,714                      $10,723
12/31/2000        $10,925                      $10,922
1/31/2001         $11,040                      $11,101
2/28/2001         $11,135                      $11,197
3/31/2001         $11,198                      $11,253
4/30/2001         $11,135                      $11,206
5/31/2001         $11,209                      $11,273
6/30/2001         $11,252                      $11,316
7/31/2001         $11,499                      $11,570
8/31/2001         $11,629                      $11,703
9/30/2001         $11,716                      $11,840
10/31/2001        $11,955                      $12,087
11/30/2001        $11,789                      $11,920
12/31/2001        $11,711                      $11,844
1/31/2002         $11,790                      $11,940
2/28/2002         $11,904                      $12,056
3/31/2002         $11,669                      $11,856
4/30/2002         $11,852                      $12,086
5/31/2002         $11,962                      $12,188
6/30/2002         $11,978                      $12,294
7/31/2002         $12,126                      $12,442
8/31/2002         $12,319                      $12,652
9/30/2002         $12,512                      $12,857
10/31/2002        $12,404                      $12,798
11/30/2002        $12,410                      $12,795
12/31/2002        $12,718                      $13,059
1/31/2003         $12,670                      $13,070
2/28/2003         $12,874                      $13,251
3/31/2003         $12,844                      $13,241
4/30/2003         $12,947                      $13,350
5/31/2003         $13,197                      $13,599
6/30/2003         $13,157                      $13,572
7/31/2003         $12,697                      $13,116
8/31/2003         $12,761          ,           $13,203
9/30/2003         $13,097                      $13,552

                               QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ----------------
      AAA                                       72%
      AA                                         7%
      A                                         12%
      BBB                                        9%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  42.5%
Corporate Bonds & Notes         28.4%
Mortgage-Backed Securities      25.9%
Short-Term & Other               3.2%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND
--------------------------------------------------------------------

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Everest Fund will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Everest Fund's (Class I) total return for the period October 1, 2002 to September 30, 2003 was 27.63% (before the impact of any product or contract-level fees) versus 24.37% for the Russell 1000 Value Index and 24.38% for the S&P 500.

In 2002 every industry sector posted declines, and only 131 of 500 stocks in the S&P 500 increased in share price. This was the lowest number since those records were first kept in 1980. Consequently, mutual fund investors withdrew more money than they contributed for the first time since 1988. A third consecutive year of equity declines led to investor disillusionment. However that sell off set up this year's market recovery. The last time the equity markets declined in the third year of a U.S. President's term was in 1939, demonstrating that the political ramifications of a negative market are clear. After the successful resolution of the war in Iraq, resident Bush was able to pass a stimulus package that led to an 85% tax exclusion on dividends, helping to restore market confidence. Monetary policy was geared to stimulate the economy by keeping interest rates lower than the rate of inflation, promoting consumer spending and business growth. This President Bush unlike his father has taken a clear stance of economic stimulation rather than resting on his martial laurels and adopting economic insouciance. The economy and markets responded positively.

The attractiveness of fixed income investments finally gave way in 2003 and those over-invested in bonds started to reallocate back to equities. Fixed income yields remain extraordinarily low and are very unattractive. The whiff of economic recovery revived equity enthusiasm after a three-year hiatus. Investors deciding how to achieve acceptable rates of return decided that fixed income returns guaranteed failure and equities at least offered an opportunity for success albeit uncertain.

As investors began to tip-toe back to equities from cash and bonds, they gravitated to those areas that were most negative in the prior three years. The first shall be last and the last shall be first was the trademark of the last twelve months. Those companies that looked the weakest financially were those that rebounded the most once it appeared that their financial execution had been stayed.

The Everest Fund positioned itself with the belief that the market would rebound, while purchasing companies with sufficient economic heft to survive if our timing was premature. Fortunately, a declining stock market often makes value securities more attractive. Dividend yields and PE multiples improved, prompting encouragement after last year's negative market. After this year's market rebound, investors' enthusiasm has risen along with valuations. The Summit Everest Fund will continue to invest in companies that are temporarily out of favor and pare those that reach full valuation now that the investor has regained a modicum of confidence in the stock market.

                                   FUND DATA

      Managers:                  James McGlynn
      Inception Date:            December 29, 1999
      Total Net Assets:          $48.8 Million
      Number of Holdings:        54
      Median Cap Size:           $20.6 Billion
      Average Price-to-earnings
         Ratio:                  16.81x
      Average Price-to-book
         Ratio:                  2.20x
      Dividend Yield:            2.64%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT EVEREST FUND CLASS I -
AVERAGE ANNUAL TOTAL RETURN
                                  1-Year           3-Year  Since Inception
                                  27.63%            3.10%            3.33%
Summit Everest Fund Class F -
Average Annual Total Return
                                  1-Year  Since Inception
                                  27.32%            0.07%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT EVEREST FUND  SUMMIT EVEREST FUND
            CLASS I              CLASS F              RUSSELL 1000 INDEX
12/28/99    $10,000                                   $10,000
12/31/99    $10,040                                   $10,109
1/31/2000    $9,450                                    $9,779
2/29/2000    $8,760                                    $9,053
3/31/2000    $9,860                                   $10,157
4/30/2000    $9,670                                   $10,039
5/31/2000   $10,040                                  $10,145
6/30/2000    $9,780                                    $9,681
7/31/2000    $9,720                                    $9,802
8/31/2000   $10,230                                   $10,348
9/30/2000   $10,321                                   $10,443
10/31/2000  $10,723                                   $10,699
11/30/2000  $10,643                                   $10,302
12/31/2000  $11,285                                   $10,818
1/31/2001   $11,730                                   $10,860
2/28/2001   $11,538                                   $10,558
3/31/2001   $11,203                                   $10,185
4/30/2001   $11,913                                  $10,684
5/31/2001   $12,297                                   $10,924
6/30/2001   $12,162                                   $10,682
7/31/2001   $12,338                                   $10,659
8/31/2001   $11,841                                   $10,232
9/30/2001   $11,251                                    $9,512
10/31/2001  $11,458                                    $9,430
11/30/2001  $12,069                                    $9,978
12/31/2001  $12,464                                   $10,213
1/31/2002   $12,375                                   $10,135
2/28/2002   $12,527                                   $10,151
3/31/2002   $12,958                                   $10,631
4/30/2002   $12,349                                   $10,266
5/31/2002   $12,275                                   $10,318
6/30/2002   $11,270              $10,000               $9,725
7/31/2002    $9,947               $8,824               $8,821
8/31/2002   $10,098               $8,958               $8,887
9/30/2002    $8,862               $7,861               $7,899
10/31/2002   $9,347               $8,289               $8,484
11/30/2002  $10,229               $9,069               $9,019
12/31/2002   $9,497               $8,418               $8,627
1/31/2003    $9,261               $8,208               $8,418
2/28/2003    $9,132               $8,091               $8,194
3/31/2003    $9,200               $8,150               $8,208
4/30/2003   $10,122               $8,965               $8,930
5/31/2003   $10,802               $9,565               $9,507
6/30/2003   $11,136               $9,857               $9,626
7/31/2003   $11,217               $9,929               $9,769
8/31/2003   $11,333              $10,030               $9,921
9/30/2003   $11,310              $10,009               $9,824

                                TOP 10 HOLDINGS

                                        (% OF NET ASSETS)
                                        -----------------
      Cinergy Corp.                            2.65%
      St. Paul Cos.                            2.56%
      Ameren Corporation                       2.55%
      Du Pont (E.I.)                           2.55%
      Chevron Texaco Corp.                     2.52%
      Wells Fargo                              2.51%
      Sara Lee Corp.                           2.46%
      AllTell Corp.                            2.43%
      Banc One Group                           2.40%
      SBC Communications Inc.                  2.37%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  25.0%
Energy                      13.8%
Consumer Discretionary      13.2%
Healthcare                   8.3%
Telecommunication Services   8.0%
Consumer Non-Cyclical        6.8%
Information Technology       6.5%
Industrials                  6.1%
Utilities                    5.2%
Short-Term & Other           3.6%
Materials                    3.5%

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                             BOND FUND
----------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Bond Fund (the "Fund") intends to invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities. Up to 20% of the portfolio may be invested in convertible preferred and preferred stock or other securities.

MANAGER'S COMMENTS:

The Bond Fund had a total return of 9.22% (before the impact of any product or contract-level fees) for the year ended September 30, 2003 compared to a total return of 5.41% for the Lehman Brothers Aggregate Index (the "Index"). The past year was marked by continued volatility in both the fixed income and equity market. In an attempt to stimulate the economy, the Federal Reserve continued to decrease short-term interest rates over the last year which also contributed to historic lows in long-term interest rates. After reaching record lows in June, interest rates rose across the maturity spectrum during the third quarter but still remain low compared to recent history. For the near term, we expect monetary policy to remain accommodative. With low inflation and excess capacity abundant, the Federal Reserve has signaled its willingness to keep interest rates very low for an extended period.

The Fund's out performance to the Index was primarily a result of a shift in asset allocation. During the period, the corporate and mortgage sectors were increased while decreasing the intermediate U.S. Treasury sector. Corporate bonds, both investment grade and high yield, were the best performing sector of the fixed income market during the period. In general, lower rated credits, lead by high yield bonds, provided the largest contribution to the incremental return. Mortgage-backed securities outperformed similar duration treasuries but lagged the benchmark. Individual sectors that provided the largest positive performance during the period were autos, cable, finance, telecom and utilities. Overall, the U.S. Treasury sector underperformed all major sectors of the Index. Outside of the U.S. Treasury sector, mortgage-backed securities underperformed the Index along with manufactured housing in the asset-backed sector.

                                   FUND DATA

      Managers:                 Gary R. Rodmaker
                                Michael J.
                                Schultz
                                Dave Weisenburger
      Inception Date:           April 3, 2000
      Total Net Assets:         $91.7 Million
      Number of Holdings:       118
      Average Duration:         4.32 years
      Average Maturity:         10.7 years
      Weighted Average
         Maturity:              5.64 years
      Average Credit Quality:   A/Aa
      Current Yield:            6.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                                  1-Year  3-Year  Since Inception
                                   9.22%   7.73%            7.52%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                              LEHMAN BROTHERS
                     SUMMIT BOND FUND         AGGREGATE BOND INDEX
3/31/2000            $10,000                               $10,000
4/30/2000             $9,920                                $9,971
5/31/2000             $9,810                                $9,967
6/30/2000            $10,052                               $10,174
7/31/2000            $10,152                               $10,266
8/31/2000            $10,335                               $10,415
9/30/2000            $10,304                               $10,481
10/31/2000           $10,284                               $10,550
11/30/2000           $10,409                               $10,723
12/31/2000           $10,555                               $10,922
1/31/2001            $10,755                               $11,101
2/28/2001            $10,893                               $11,197
3/31/2001            $10,957                               $11,253
4/30/2001            $10,914                               $11,206
5/31/2001            $10,975                               $11,273
6/30/2001            $10,953                               $11,316
7/31/2001            $11,191                               $11,570
8/31/2001            $11,323                               $11,703
9/30/2001            $11,312                               $11,840
10/31/2001           $11,543                               $12,087
11/30/2001           $11,431                               $11,920
12/31/2001           $11,317                               $11,844
1/31/2002            $11,385                               $11,940
2/28/2002            $11,428                               $12,056
3/31/2002            $11,360                               $11,856
4/30/2002            $11,554                               $12,086
5/31/2002            $11,621                               $12,188
6/30/2002            $11,580                               $12,294
7/31/2002            $11,610                               $12,442
8/31/2002            $11,752                               $12,652
9/30/2002            $11,797                               $12,857
10/31/2002           $11,647                               $12,798
11/30/2002           $11,771                               $12,795
12/31/2002           $11,933                               $13,059
1/31/2003            $11,929                               $13,070
2/28/2003            $12,137                               $13,251
3/31/2003            $12,190                               $13,241
4/30/2003            $12,396                               $13,350
5/31/2003            $12,635                               $13,599
6/30/2003            $12,718                               $13,572
7/31/2003            $12,409                               $13,116
8/31/2003            $12,501                               $13,203
9/30/2003            $12,884                               $13,552

                               QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ----------------
      AAA                                       37%
      AA                                         2%
      A                                          7%
      BBB                                       42%
      BB                                         4%
      B                                          5%
      CCC                                        3%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes             50.6%
Mortgage & Asset Backed Securities  32.9%
U.S. Treasury Obligations           11.1%
Short-Term & Other                   5.4%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND
-----------------------------------------------------------------------

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government and its agencies.

STRATEGY - The Short-term Government Fund (the "Fund") intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Summit Short-term Government Fund had a total return of 1.81% (before the impact of any product or contract-level fees) for the year ended September 30, 2003 compared to a total return of 2.93% for the Salomon 1-5 Year Treasury Index (the "Index"). The past year was marked by continued volatility in both the fixed income and equity markets. The Federal Reserve cut short-term interest rates to 1.00% during the period which also provided the drag to pull long-term interest rates down to historic lows. After reaching record lows in June, interest rates increased across the maturity spectrum during the third quarter but still remain low compared to recent history. The record low interest rates provided the fuel for massive mortgage refinancing. The stimulating impact of lower monthly mortgage payments coupled with income tax cuts and rebate checks over the last twelve months were the main engines of economic growth. For the near term, we expect that monetary policy likely will remain accommodative. With low inflation (even nascent talk of deflation) and excess capacity abundant, the Federal Reserve has signaled its willingness to keep interest rates very low for an extended period.

The Fund's underperformance to the Index was primarily a result of a shorter duration and asset allocation compared to the Index. During the period, the U.S. Treasury sector was decreased and the agency and mortgage-backed sectors were increased. While the shift to the agency sector provided incremental returns, the mortgage sector in general did not perform as expected due to the record refinancing witnessed recently. The refinancing resulted in the mortgage-backed securities in the Fund paying back quicker than anticipated decreasing the total return and the duration of the Fund. In addition to the agency sector, the 4-5 year U.S. Treasury sector and 4.5% coupon mortgage pass-through securities provided the largest incremental returns. The sectors that provided the largest negative contribution to the Fund included very short maturity treasuries and the short maturity mortgage-backed securities.

                                   FUND DATA

      Manager:                    Michael J. Schultz
      Inception Date:             April 3, 2000
      Total Net Assets:           $31.7 Million
      Number of Holdings:         21
      Average Duration:           1.65 years
      Average Maturity:           2.09 years
      Average Credit Quality:     GOV/AGN
      Current Yield:              1.96%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT SHORT-TERM GOVERNMENT FUND - AVERAGE ANNUAL TOTAL RETURN
                                   1-Year  3-Year  Since Inception
                                    1.81%   5.82%            6.21%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                            SUMMIT SHORT-TERM                   SALOMON
                              GOVERNMENT FUND           1-5 YR TREASURY
3/31/2000                             $10,000                  $10,000
4/30/2000                             $10,020                  $10,013
5/31/2000                             $10,040                  $10,054
6/30/2000                             $10,161                  $10,179
7/31/2000                             $10,261                  $10,244
8/31/2000                             $10,352                  $10,332
9/30/2000                             $10,414                  $10,415
10/31/2000                            $10,465                  $10,475
11/30/2000                            $10,578                  $10,593
12/31/2000                            $10,732                  $10,812
1/31/2001                             $10,857                  $10,947
2/28/2001                             $10,931                  $11,032
3/31/2001                             $11,005                  $11,107
4/30/2001                             $11,005                  $11,106
5/31/2001                             $11,047                  $11,161
6/30/2001                             $11,069                  $11,198
7/31/2001                             $11,207                  $11,360
8/31/2001                             $11,283                  $11,444
9/30/2001                             $11,466                  $11,660
10/31/2001                            $11,596                  $11,795
11/30/2001                            $11,498                  $11,722
12/31/2001                            $11,465                  $11,700
1/31/2002                             $11,498                  $11,730
2/28/2002                             $11,587                  $11,806
3/31/2002                             $11,476                  $11,674
4/30/2002                             $11,614                  $11,841
5/31/2002                             $11,679                  $11,911
6/30/2002                             $11,761                  $12,032
7/31/2002                             $11,900                  $12,231
8/31/2002                             $12,013                  $12,308
9/30/2002                             $12,122                  $12,475
10/31/2002                            $12,124                  $12,486
11/30/2002                            $12,076                  $12,406
12/31/2002                            $12,201                  $12,578
1/31/2003                             $12,187                  $12,557
2/28/2003                             $12,263                  $12,649
3/31/2003                             $12,259                  $12,664
4/30/2003                             $12,279                  $12,691
5/31/2003                             $12,335                  $12,806
6/30/2003                             $12,333                  $12,807
7/31/2003                             $12,214                  $12,650
8/31/2003                             $12,221                  $12,654
9/30/2003                             $12,341                  $12,840

                               SECTOR ALLOCATIONS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agencies Notes  60.7%
Mortgage-Backed Securities   32.7%
Short-Term & Other            6.6%

                              SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                 HIGH YIELD BOND FUND
---------------------------------------------------------------------

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund (the "Fund") intends to invest primarily in high yield, high risk bonds, with intermediate maturities.

MANAGER'S COMMENTS:

What a difference a year makes! For the twelve-month period ending September 30, 2003, the Summit High Yield Bond Fund provided a total return of 23.92% (before the impact of any product or contract-level fees).

This time last year, the economy was weak, corporate profits were low and investor confidence had been shaken by numerous, high-profile corporate scandals. In addition, the credit quality of Corporate America had suffered materially, as credit downgrades far outnumbered credit upgrades and bankruptcies were becoming common in the fixed income markets. The high yield market had just completed its 5th year in a secular bear market, and no end was in sight. Such is how bull markets are born!

Beginning in the 4th quarter of 2002, the high yield market staged an impressive rally that has continued for the past year. Lead by the lower-rated portion of the high yield market, returns have been nothing short of spectacular. For example, the lowest-rated CCC & below portion of the high yield marketplace registered an annual return of 66.59% over the last 12 months, according to Merrill Lynch's CCC & below index. The higher-rated portion of the high yield market also produced impressive returns, with the BB-rated portion of the index returning 20.00% according to Merrill Lynch's index. Overall, the Merrill Lynch Master II High Yield Index returned 29.30% for the twelve months ended September 30, 2003. Clearly, investor's view of the world has changed.

An improving economy and increased corporate profits have been the clear focus of investors over the past twelve months. GDP is increasing and money is flowing back into the high yield marketplace. In fact, inflows into the high yield market have been in excess of $20 billion this year, as measured by AMG data. Treasury bond yields remain low and the yield differential between Treasury bonds and high yield bonds is still compelling.

Looking ahead, we are optimistic that the economy will continue to improve, that default rates will continue to decrease and that the yield differential between Treasury bonds and high yield bonds will compress. Therefore, the portfolio is positioned in such a manner as to take advantage of a continuation of the strong high yield marketplace.

While the returns earned in the Summit High Yield Fund were impressive over the past year, they did lag the 29.30% of the Merrill Lynch High Yield Master II Index. The primary reason for this was the fact that the Summit High Yield Fund was positioned more defensively than the Index, especially in the early stages of the bull market. After it was clear that the high yield market had turned, a less defensive posture was adopted in the Summit High Yield Fund.

                                   FUND DATA

      Managers:                 Team Managed
      Inception Date:           July 9, 2001
      Total Net Assets:         $18.5 Million
      Number of Holdings:       43
      Average Duration:         4.59 years
      Average Maturity:         6.8 years
      Average Credit Quality:   B+/B2
      Current Yield:            10.25%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

SUMMIT HIGH YIELD BOND FUND - AVERAGE ANNUAL TOTAL RETURN
                                          1-Year  Since Inception
                                          23.92%            2.70%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                             MERRILL LYNCH
            SUMMIT HIGH YIELD BOND FUND      HIGH YIELD MASTER II INDEX
7/9/2001                        $10,000                       $10,000
7/31/2001                       $10,000                       $10,117
8/31/2001                       $10,033                       $10,197
9/30/2001                        $9,169                        $9,493
10/31/2001                       $9,551                        $9,796
11/30/2001                       $9,955                       $10,141
12/31/2001                       $9,838                       $10,061
1/31/2002                        $9,561                       $10,116
2/28/2002                        $9,302                        $9,983
3/31/2002                        $9,646                       $10,234
4/30/2002                        $9,772                       $10,398
5/31/2002                        $9,812                       $10,318
6/30/2002                        $9,087                        $9,520
7/31/2002                        $8,776                        $9,150
8/31/2002                        $8,939                        $9,378
9/30/2002                        $8,563                        $9,232
10/31/2002                       $8,370                        $9,155
11/30/2002                       $9,015                        $9,727
12/31/2002                       $9,011                        $9,869
1/31/2003                        $9,136                       $10,165
2/28/2003                        $9,257                       $10,302
3/31/2003                        $9,487                       $10,574
4/30/2003                        $9,958                       $11,188
5/31/2003                        $9,989                       $11,316
6/30/2003                       $10,297                       $11,633
7/31/2003                       $10,137                       $11,476
8/31/2003                       $10,282                       $11,622
9/30/2003                       $10,612                       $11,938

                               QUALITY BREAKDOWN

                                         (% OF PORTFOLIO)
                                         ----------------
      BB                                        35%
      B                                         43%
      CCC                                       20%
      D                                          2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes  96.8%
Common Stock              1.6%
Preferred Stock           1.3%
Short-Term & Other        0.3%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
-----------------------------------------------------------------------

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

Unlike in previous quarters, in the third quarter of 2003, economic developments had a larger impact on the financial markets than political developments nationally, in Iraq, or elsewhere. Economic indicators were almost uniformly strong in July and August, then eased in September. The bond and money markets reacted accordingly, with yields backing up in July and August and falling in September.

The third quarter is expected to show growth around 5% quarter over quarter, on an annualized basis. This would be the strongest growth in several years. Momentum picked up substantially after the war-induced slowdown of the first and second quarters. Consumer spending was fueled by lower tax rates and child-credit tax checks in the summer months; and the corporate sector, while still investing only hesitantly, has turned around, according to the various purchasing managers' surveys. Corporate profits continue to grow in double digits.

One unfavorable facet of the current expansion remains the employment market. Two years into the recovery, the economy has still failed to create a substantial number of new jobs. Until now, it has not only been a jobless recovery, but a job-loss recovery. Since the beginning of this year, non-farm payrolls fell by more than 300,000 jobs. All months were negative, with the exception of the January and September increases (+158,000 and +57,000 respectively) The unemployment rate has stubbornly been at or above 6% for the last six months.

The bond markets continued their rout after the FOMC meeting on June 25. As indicated in last quarter's report, the decision to lower the official Fed Funds target rate by 25 basis points (to 1%) and assigning it a balanced risk assessment with an eye towards deflation, had been greeted by the financial markets with open disappointment. Bonds sold off drastically throughout the months of July and August, then recovered somewhat in September. Still, the higher rates mean, among other things, higher mortgage rates for house buyers; and refinancing has dropped substantially. Slower housing activity should be expected in the coming months. Our expectation is for no change in official interest rates well into 2004.

The strategy in the Summit Money Market Fund has been to take advantage of the higher rates as those became obtainable in the third quarter. With the positively sloped yield curve, purchases of longer dated securities are more attractive. Thus, the WAM of the Fund should soon return to the higher end of its permitted range. And, as pointed out before, the portfolio continues to maintain excellent credit quality.

                                   FUND DATA

Manager:                    Subadvised by Deutsche Investment
                            Management Americas Inc.
Inception Date:             June 28, 2000
Total Net Assets:           $112.7 Million
7-day Yield:                0.68%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    98.7%
Variable Rate Demand Notes & Other   1.3%

                              SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                 STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------

SEPTEMBER 30, 2003

                                                      S&P       RUSSELL 2000
                                      S&P 500      MIDCAP 400    SMALL CAP     NASDAQ-100
                                    INDEX FUND     INDEX FUND    INDEX FUND    INDEX FUND
                                    ----------     ----------    ----------    ----------
ASSETS
  Investments in
   securities, at value
   (cost $198,096,658;
   $20,519,193;
   $20,739,268)                    $150,318,316   $26,155,179    $20,610,172   $15,801,864
  Cash                                       --            --         56,927             6
  Collateral for securities
   loaned, at fair
   value (Note 4)                     4,684,413     4,078,173      4,624,193     2,864,408
  Receivables:
    Shares sold                          68,933         1,276      2,021,613       126,461
    Securities sold                     270,339       181,564             --        75,554
    Interest and dividends              180,434        16,085         18,228           879
    Receivable from Adviser                  --            --             --        32,260
  Prepaid expenses and other              7,041         2,445          2,497         8,198
                                   ------------   -----------    -----------   -----------
                                    155,529,476    30,434,722     27,333,630    18,909,630
                                   ------------   -----------    -----------   -----------
LIABILITIES
  Payables:
    Investment securities
      purchased                          71,664        89,514             --            --
    Shares redeemed                          --         2,287      1,934,890         3,296
    Payable upon return of
      securities loaned
      (Note 4)                        4,684,413     4,078,173      4,624,193     2,864,408
    Bank overdraft                           --         2,986             --            --
    Investment advisory fees             39,238         6,823             --            --
    Administration expenses              12,630         1,497          6,255            --
    Directors fees                        5,006           773            673           429
    12b-1 fees (Note 3)                      --            --             --            34
    Custodian fees                        7,417         2,928         11,289         2,636
    Fund accounting fees                  6,564         6,468         11,317         6,899
    Professional fees                    13,545        13,024         14,137        14,420
    Royalty fees                         27,984         4,371          1,277            --
    Variation margin                     37,875        10,120          2,675        66,600
    Other accrued expenses                4,589         2,784          2,798         4,413
                                   ------------   -----------    -----------   -----------
                                      4,910,925     4,221,748      6,609,504     2,963,135
                                   ------------   -----------    -----------   -----------
NET ASSETS
  Paid-in capital (Note 3)          208,275,490    26,299,469     21,789,012    28,401,893
  Accumulated undistributed/
   (distributions in
    excess of) net investment
    income                            1,264,496        92,285         87,701            --
  Accumulated net realized
    gain / (loss) on
    investments and futures
    contracts                       (11,060,143)     (869,712)    (1,233,116)   (7,409,214)
  Net unrealized appreciation/
    (depreciation) on
    investments, futures
    contracts, and translation
    of assets and liabilities
    in foreign currencies           (47,861,292)      690,932         80,529    (5,046,184)
                                   ------------   -----------    -----------   -----------
                                   $150,618,551   $26,212,974    $20,724,126   $15,946,495
                                   ============   ===========    ===========   ===========
CLASS I
  Net assets                       $150,618,551   $26,212,974    $20,724,126   $15,847,232
  Shares authorized
   ($.10 par value)                  20,000,000    20,000,000     20,000,000    20,000,000
  Shares outstanding                  4,490,097       525,888        411,062       913,215
  Net assets value,
    offering and redemption
    price per share                      $33.54        $49.85         $50.42        $17.35
CLASS F
  Net assets                                 --            --             --       $99,263
  Shares authorized
    ($.10 par value)                         --            --             --    20,000,000
  Shares outstanding                         --            --             --         5,739
  Net assets value,
    offering and redemption
    price per share                          --            --             --        $17.30

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                                                                    LEHMAN
                                        EAFE           TOTAL                      AGGREGATE
                                   INTERNATIONAL   SOCIAL IMPACT    BALANCED        BOND
                                    INDEX FUND          FUND       INDEX FUND    INDEX FUND
                                   -------------   -------------   ----------    ----------
ASSETS
  Investments in securities,
    at value (cost $26,092,758;
    $4,762,316; $28,969,827;
    $23,846,226)                   $21,656,813     $3,890,801      $23,546,478    $24,460,854
  Cash                                      --             --               --             --
  Collateral for securities
      loaned, at
     fair value (Note 4)             1,157,983             --        2,303,345      6,293,438
  Receivables:
    Shares sold                      8,702,472      3,500,751               --          8,192
    Securities sold                     31,125             --               --             --
    Interest and dividends              89,660          4,920          119,332        241,754
    Receivable from Adviser                 --         68,920               --             --
  Prepaid expenses and other             1,381          6,378            1,316          5,195
                                   -----------     ----------      -----------    -----------
                                    31,639,434      7,471,770       25,970,471     31,009,433
                                   -----------     ----------      -----------    -----------
LIABILITIES
  Payables:
    Investment securities
     purchased                              --          2,986          471,284        229,883
    Shares redeemed                  8,657,064      3,419,170               79        180,339
    Payable upon return
       of securities
       loaned (Note 4)               1,157,983             --        2,303,345      6,293,438
    Bank overdraft                      13,179              6               54             --
    Investment advisory fees             2,595             --           19,254          2,458
    Administration expenses              6,593             --            2,835          1,446
  Directors fees                           736            272              938            978
    12b-1 fees (Note 3)                     --             30               --             --
    Custodian fees                      23,426            441            1,007            648
    Fund accounting fees                13,854          7,611            6,951          7,018
    Professional fees                   14,688         15,713           13,051         12,252
    Royalty fees                        26,781          6,557            3,068             --
    Variation margin                        --             --            2,525             --
    Other accrued expenses               2,840          3,899            2,774          2,796
                                   -----------     ----------      -----------    -----------
                                     9,919,739      3,456,685        2,827,165      6,731,256
                                   -----------     ----------      -----------    -----------
NET ASSETS
  Paid-in capital (Note 3)          27,558,270      5,097,617       29,216,773     23,398,687
  Accumulated undistributed/
     (distributions in excess
     of) net investment
     income                            250,617         26,405           80,595        137,665
  Accumulated net realized
     gain / (loss) on
     investments and futures
     contracts                      (1,653,247)      (237,422)        (725,675)       127,197
  Net unrealized appreciation/
     (depreciation) on
     investments, futures
     contracts, and translations
     of assets and liabilities
     in foreign currencies          (4,435,945)      (871,515)      (5,428,387)       614,628
                                   -----------     ----------      -----------    -----------
                                   $21,719,695     $4,015,085      $23,143,306    $24,278,177
                                   ===========     ==========      ===========    ===========

CLASS I
  Net assets                       $21,719,695     $3,892,086      $23,143,306    $24,278,177
  Shares authorized
     ($.10 par value)               20,000,000     20,000,000       20,000,000     20,000,000
  Shares outstanding                   579,271        103,261          563,482        460,860
  Net assets value,
     offering and redemption
     price per share                    $37.49         $37.69           $41.07         $52.68

CLASS F
  Net assets                                --       $122,999               --             --
  Shares authorized
     ($.10 par value)                       --     20,000,000               --             --
  Shares outstanding                        --          3,250               --             --
  Net assets value, offering
     and redemption price
     per share                              --         $37.85               --             --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                                                  SHORT-TERM      HIGH YIELD
                                     EVEREST          BOND        GOVERNMENT         BOND
                                       FUND           FUND            FUND           FUND
                                   -----------    ------------    -----------    ------------
ASSETS
  Investments in securities,
    at value (cost $48,763,061;
    $87,930,730; $30,941,786;
    $19,291,439)                   $48,808,030    $90,308,035     $31,539,816    $18,544,998
  Cash                                      --        201,037              --             --
  Collateral for securities
     loaned, at fair
     value (Note 4)                         --     13,235,290      11,801,672      5,538,131
  Receivables:
    Shares sold                            250             --              --         27,072
    Securities sold                         --      1,201,110              --             --
    Interest and dividends              97,919      1,173,322         244,685        482,484
    Receivable from Adviser                 --             --              --             --
  Prepaid expenses and other            10,305          5,467           1,556          1,250
                                   -----------    -----------     -----------    -----------
                                    48,916,504    106,124,261      43,587,729     24,593,935
                                   -----------    -----------     -----------    -----------
LIABILITIES
  Payables:
    Investment securities
     purchased                               --        878,202              --        500,000
    Shares redeemed                      29,264        193,062          28,551             --
    Payable upon return
      of securities loaned
       (Note 4)                             --     13,235,290      11,801,672      5,538,131
    Bank overdraft                          --             --          56,922             --
    Investment advisory fees            25,110         35,047           8,345          9,752
    Administration expenses              4,088          7,457           4,055          1,500
    Directors fees                       3,079          3,101           1,093            564
    12b-1 fees (Note 3)                     14             --              --             --
    Custodian fees                         978          2,535             858            821
    Fund accounting fees                 7,303          7,834           7,183          7,343
    Professional fees                   14,356         13,759          11,816         13,634
    Royalty fees                            --             --              --             --
    Variation margin                        --             --              --             --
    Other accrued expenses               6,115          3,418           2,891          2,718
                                   -----------    -----------     -----------    -----------

                                        90,307     14,379,705      11,923,386      6,074,463
                                   -----------    -----------     -----------    -----------
NET ASSETS
  Paid-in capital (Note 3)          50,165,655     89,249,296      31,231,125     42,133,829
  Accumulated undistributed/
     (distributions in
     excess of) net
     investment income                 500,795      1,206,829          33,055        255,421
  Accumulated net realized
     gain/(loss) on
     investments and
     futures contracts              (1,885,222)    (1,088,874)       (197,867)   (23,123,337)
  Net unrealized appreciation/
     (depreciation) on
     investments, futures
     contracts, and
     translations of assets
     and liabilities in
     foreign currencies                 44,969      2,377,305         598,030       (746,441)
                                   -----------    -----------     -----------    -----------
                                   $48,826,197    $91,744,556     $31,664,343    $18,519,472
                                   ===========    ===========     ===========    ===========

CLASS I
  Net assets                       $48,821,274    $91,744,556     $31,664,343    $18,519,472
  Shares authorized
    ($.10 par value)                20,000,000     20,000,000      20,000,000     20,000,000
  Shares outstanding                   978,719      1,773,696         602,415        694,268
  Net assets value,
     offering and redemption
     price per share                    $49.88         $51.73          $52.56         $26.67

CLASS F
  Net assets                            $4,923             --              --             --
  Shares authorized
    ($.10 par value)                20,000,000             --              --             --
  Shares outstanding                        98             --              --             --
  Net assets value, offering
     and redemption
     price per share                    $50.34             --              --             --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                                       MONEY
                                                       MARKET
                                                        FUND
                                                    ------------
ASSETS
  Investments in securities, at value
     (cost $112,098,127)                            $112,098,127
  Cash                                                        --
  Collateral for securities loaned, at fair
     value (Note 4)                                           --
  Receivables:
    Shares sold                                          484,969
    Securities sold                                           --
    Interest and dividends                               148,746
    Receivable from Adviser                                   --
  Prepaid expenses and other                               4,891
                                                    ------------
                                                     112,736,733
                                                    ------------
LIABILITIES
  Payables:
    Investment securities purchased                           --
    Shares redeemed                                           --
    Payable upon return of securities loaned
       (Note 4)                                               --
    Bank overdraft                                           351
    Investment advisory fees                              44,404
    Administration expenses                                9,366
    Directors fees                                         4,168
    12b-1 fees (Note 3)                                       --
    Custodian fees                                         3,248
    Fund accounting fees                                   7,308
    Professional fees                                     12,434
    Royalty fees                                              --
    Variation margin                                          --
    Other accrued expenses                                 4,494
                                                    ------------
                                                          85,773
                                                    ------------
NET ASSETS
  Paid-in capital (Note 3)                           112,650,960
  Accumulated undistributed / (distributions
     in excess of) net investment income                      --
  Accumulated net realized gain / (loss) on
     investments and futures contracts                        --
  Net unrealized appreciation / (depreciation)
     on investments, futures contracts, and
     translations of assets and liabilities in
     foreign currencies                                       --
                                                    ------------
                                                    $112,650,960
                                                    ============
CLASS I
  Net assets                                        $112,650,960
  Shares authorized ($.10 par value)                 150,000,000
  Shares outstanding                                 112,650,960
  Net assets value, offering and redemption
     price per share                                       $1.00

CLASS F
  Net assets                                                  --
  Shares authorized ($.10 par value)                          --
  Shares outstanding                                          --
  Net assets value, offering and redemption
     price per share                                          --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                              STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 2003

                                                           S&P       RUSSELL 2000
                                           S&P 500     MIDCAP 400     SMALL CAP     NASDAQ-100
                                         INDEX FUND    INDEX FUND     INDEX FUND    INDEX FUND
                                         -----------   -----------   ------------   -----------
INVESTMENT INCOME
  Interest                               $   43,459    $   25,790     $    5,697    $    19,219
  Dividends (net of foreign
    withholding taxes
   of $30; $0; $26; $94)                  2,327,740       231,429        236,928         14,526
  Other income                                6,465         2,390          6,942            835
                                         ----------    ----------     ----------    -----------
                                          2,377,664       259,609        249,567         34,580
                                         ----------    ----------     ----------    -----------
EXPENSES
  Investment advisory fees                  400,625        64,281         62,215         37,972
  Administration expenses                   133,541        21,427         17,776         10,849
  Custodian fees and expenses                14,381         5,661          9,031          6,585
  Fund accounting fees                       38,145        37,778         66,287         39,621
  Professional fees                          20,082        13,473         15,072         12,126
  Directors' fees                            19,502         3,076          2,543          1,494
  Transfer agent fees                        15,388        13,593         12,811         22,832
  12b-1 fees (Note 3)                            --            --             --            188
  Other                                      36,711        11,270          9,211         19,159
                                         ----------    ----------     ----------    -----------
                                            678,375       170,559        194,946        150,826
  Expense reimbursements
   and waivers                               (9,576)      (41,998)       (61,629)       (80,118)
                                         ----------    ----------     ----------    -----------
                                            668,799       128,561        133,317         70,708
                                         ----------    ----------     ----------    -----------
NET INVESTMENT INCOME / (LOSS)            1,708,865       131,048        116,250        (36,128)
                                         ----------    ----------     ----------    -----------

REALIZED AND UNREALIZED GAIN/(LOSS)
  Net realized gain / (loss)
   on investments and options            (2,118,250)       28,024       (565,898)    (2,025,563)
  Net realized gain / (loss)
   on futures contracts                     811,616       437,108        262,409        456,199
                                         ----------    ----------     ----------    -----------
                                         (1,306,634)      465,132       (303,489)    (1,569,364)
                                         ----------    ----------     ----------    -----------

  Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                             27,161,731     4,576,169      5,822,289      5,790,956
                                         ----------    ----------     ----------    -----------

NET REALIZED AND UNREALIZED
   GAIN/(LOSS)                           25,855,097     5,041,301      5,518,800      4,221,592
                                         ----------    ----------     ----------    -----------

NET INCREASE / (DECREASE) IN
 NET ASSETS FROM OPERATIONS             $27,563,962    $5,172,349     $5,635,050    $ 4,185,464
                                        ===========    ==========     ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2003

                                                                                         LEHMAN
                                                EAFE          TOTAL                    AGGREGATE
                                            INTERNATIONAL     SOCIAL      BALANCED        BOND
                                                INDEX         IMPACT       INDEX         INDEX
                                                FUND           FUND         FUND          FUND
                                            -------------    --------    ----------    ----------
INVESTMENT INCOME
  Interest                                  $    1,502      $    109    $  503,806    $  919,831
  Dividends (net of foreign
  withholding taxes
     of $66,291; $1; $3; $0)                   465,404        64,411       236,920            --
  Other income                                   7,374            73         3,811         5,442
                                            ----------      --------    ----------    ----------
                                               474,280        64,593       744,537       925,273
                                            ----------      --------    ----------    ----------
EXPENSES
  Investment advisory fees                     101,413        16,459        67,031        66,517
  Administration expenses                       18,110         3,658        22,334        22,173
  Custodian fees and expenses                   83,104         4,735         2,353         2,845
  Fund accounting fees                          81,462        42,906        40,110        45,497
  Professional fees                             15,045        12,041        14,545        13,231
  Directors' fees                                2,655           624         2,885         3,627
  Transfer agent fees                           12,552        22,110        12,561        13,474
  12b-1 fees (Note 3)                               --            39            --            --
  Other                                          8,855        13,937         7,378         6,302
                                            ----------      --------    ----------    ----------
                                               323,196       116,509       169,197       173,666
  Expense reimbursements and waivers           (96,827)      (89,037)      (35,134)      (40,631)
                                            ----------      --------    ----------    ----------
                                               226,369        27,472       134,063       133,035
                                            ----------      --------    ----------    ----------
NET INVESTMENT INCOME / (LOSS)                 247,911        37,121       610,474       792,238
                                            ----------      --------    ----------    ----------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss)
  on investments and options                  (654,557)      (42,409)      205,599       462,169
  Net realized gain / (loss)
  on futures contracts                              --            --        65,068            --
                                            ----------      --------    ----------    ----------
                                              (654,557)      (42,409)      270,667       462,169
                                            ----------      --------    ----------    ----------
  Net change in unrealized
   appreciation / (depreciation)
   on investments and futures contracts      4,331,442       760,049     2,492,783      (198,044)
                                            ----------      --------    ----------    ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                             3,676,885       717,640     2,763,450       264,125
                                            ----------      --------    ----------    ----------

NET INCREASE / (DECREASE) IN
 NET ASSETS FROM OPERATIONS                 $3,924,796      $754,761    $3,373,924    $1,056,363
                                            ==========      ========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2003

                                                                    SHORT-TERM     HIGH YIELD
                                         EVEREST         BOND       GOVERNMENT        BOND
                                          FUND           FUND          FUND           FUND
                                       -----------    ----------    -----------    -----------
INVESTMENT INCOME
  Interest                             $    18,529    $7,094,275     $855,175      $ 1,769,341
  Dividends (net of foreign
     withholding taxes
     of $293; $0; $0; $0)                1,158,024            --           --               --
  Other income                               1,690        25,262        8,450            8,670
                                       -----------    ----------     --------      -----------
                                         1,178,243     7,119,537      863,625        1,778,011
                                       -----------    ----------     --------      -----------
EXPENSES
  Investment advisory fees                 286,669       463,153      142,548          115,811
  Administration expenses                   44,956        98,543       31,678           17,817
  Custodian fees and expenses                3,923        11,681        3,705            2,085
  Fund accounting fees                      38,891        46,853       42,215           43,780
  Professional fees                         14,216        17,860       13,537           14,068
  Directors' fees                            7,896        15,320        4,913            2,568
  Transfer agent fees                       23,016        14,216       13,095           12,533
  12b-1 fees (Note 3)                           11            --           --               --
  Other                                     22,034        14,613        4,340              736
                                       -----------    ----------     --------      -----------
                                           441,612       682,239      256,031          209,398
  Expense reimbursements and waivers            --            --      (24,786)              --
                                       -----------    ----------     --------      -----------
                                           441,612       682,239      231,245          209,398
                                       -----------    ----------     --------      -----------
NET INVESTMENT INCOME / (LOSS)             736,631     6,437,298      632,380        1,568,613
                                       -----------    ----------     --------      -----------

REALIZED AND UNREALIZED GAIN/(LOSS)
  Net realized gain / (loss)
  on investments and options            (1,663,867)      823,876       35,190       (2,319,809)
  Net realized gain / (loss)
  on futures contracts                          --            --           --               --
                                       -----------    ----------     --------      -----------
                                        (1,663,867)      823,876       35,190       (2,319,809)
                                       -----------    ----------     --------      -----------
  Net change in unrealized
  appreciation/(depreciation)
  on investments and futures
  contracts                             11,729,736     1,167,675      (84,407)       4,573,320
                                       -----------    ----------     --------      -----------

NET REALIZED AND UNREALIZED
GAIN / (LOSS)                           10,065,869     1,991,551      (49,217)       2,253,511
                                       -----------    ----------     --------      -----------

NET INCREASE / (DECREASE)
 IN NET ASSETS FROM OPERATIONS         $10,802,500    $8,428,849     $583,163      $ 3,822,124
                                       ===========    ==========     ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2003

                                                                MONEY
                                                                MARKET
                                                                 FUND
                                                             ------------
INVESTMENT INCOME
  Interest                                                    $1,711,958
  Dividends (net of foreign withholding taxes
     of $0)                                                           --
  Other income                                                        --
                                                              ----------
                                                               1,711,958
                                                              ----------
EXPENSES
  Investment advisory fees                                       426,457
  Administration expenses                                        121,845
  Custodian fees and expenses                                     14,786
  Fund accounting fees                                            43,765
  Professional fees                                               20,167
  Directors' fees                                                 18,745
  Transfer agent fees                                             16,127
  12b-1 fees (Note 3)                                                 --
  Other                                                           19,415
                                                              ----------
                                                                 681,307
  Expense reimbursements and waivers                            (132,494)
                                                              ----------
                                                                 548,813
                                                              ----------
NET INVESTMENT INCOME / (LOSS)                                 1,163,145
                                                              ----------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments and options            4,439
  Net realized gain / (loss) on futures contracts                     --
                                                              ----------
                                                                   4,439
                                                              ----------
  Net change in unrealized appreciation / (depreciation)
     on investments and futures contracts                             --
                                                              ----------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                          4,439
                                                              ----------

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS       $1,167,584
                                                              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 S&P 500                        S&P MIDCAP
                                                INDEX FUND                    400 INDEX FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $   1,708,865   $   1,386,660   $     131,048   $     116,152
  Net realized gain / (loss) on
     investments and futures             (1,306,634)     (7,099,079)        465,132        (490,575)
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                           27,161,731     (23,723,270)      4,576,169      (2,125,095)
                                      -------------   -------------   -------------   -------------
                                         27,563,962     (29,435,689)      5,172,349      (2,499,518)
                                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                (1,560,239)       (857,843)       (132,067)        (67,577)
    Net realized gain                            --              --              --              --
  Class F
    Net investment income                        --              --              --              --
    Net realized gain                            --              --              --              --
                                      -------------   -------------   -------------   -------------
                                         (1,560,239)       (857,843)       (132,067)        (67,577)
                                      -------------   -------------   -------------   -------------

FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold            26,561,109      23,502,004       7,521,687      11,900,379
    Reinvestment of distribution          1,560,153         857,749         131,854          67,519
    Payments for shares redeemed        (13,507,506)    (13,995,734)     (5,683,040)     (4,432,247)
                                      -------------   -------------   -------------   -------------
                                         14,613,756      10,364,019       1,970,501       7,535,651
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Payments for shares redeemed                 --              --              --              --
                                      -------------   -------------   -------------   -------------
                                                 --              --              --              --
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                40,617,479     (19,929,513)      7,010,783       4,968,556

NET ASSETS
  Beginning of year                     110,001,072     129,930,585      19,202,191      14,233,635
                                      -------------   -------------   -------------   -------------
  End of year                         $ 150,618,551   $ 110,001,072   $  26,212,974      19,202,191
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $   1,264,496   $   1,115,870   $      92,285          93,304
                                      =============   =============   =============   =============

FUND SHARE TRANSACTIONS
  Class I
    Sold                                    862,913         663,053         173,090         244,904
    Reinvestment of distribution             52,214          22,337           3,124           1,378
    Redeemed                               (432,528)       (401,181)       (132,553)       (100,779)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions              482,599         284,209          43,661         145,503
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --              --              --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --              --              --
                                      =============   =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          RUSSELL 2000 SMALL CAP                NASDAQ-100
                                                INDEX FUND                      INDEX FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $     116,250   $     127,025   $     (36,128)  $     (16,364)
  Net realized gain / (loss) on
     investments and futures               (303,489)       (523,809)     (1,569,364)     (2,435,528)
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                            5,822,289      (1,151,006)      5,790,956        (906,189)
                                      -------------   -------------   -------------   -------------
                                          5,635,050      (1,547,790)      4,185,464      (3,358,081)
                                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                  (109,689)       (108,180)             --              --
    Net realized gain                            --              --              --              --
  Class F
    Net investment income                        --              --              --              --
    Net realized gain                            --              --              --              --
                                      -------------   -------------   -------------   -------------
                                           (109,689)       (108,180)             --              --
                                      -------------   -------------   -------------   -------------

FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold             9,383,272       5,629,911      11,101,710      24,406,242
    Reinvestment of distribution            109,663         108,156              --              --
    Payments for shares redeemed         (9,757,769)     (6,379,341)     (5,830,363)    (22,029,056)
                                      -------------   -------------   -------------   -------------
                                           (264,834)       (641,274)      5,271,347       2,377,186
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --         317,429           5,000
    Reinvestment of distribution                 --              --              --              --
    Payments for shares redeemed                 --              --        (258,127)             --
                                      -------------   -------------   -------------   -------------
                                                 --              --          59,302           5,000
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                 5,260,527      (2,297,244)      9,516,113        (975,895)

NET ASSETS
  Beginning of year                      15,463,599      17,760,843       6,430,382       7,406,277
                                      -------------   -------------   -------------   -------------
  End of year                         $  20,724,126   $  15,463,599   $  15,946,495   $   6,430,382
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $      87,701   $      81,140   $          --   $          --
                                      =============   =============   =============   =============

FUND SHARE TRANSACTIONS
  Class I
    Sold                                    209,697         115,289         738,630       1,398,725
    Reinvestment of distribution              2,753           2,185              --              --
    Redeemed                               (213,978)       (130,001)       (400,319)     (1,291,503)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions               (1,528)        (12,527)        338,311         107,222
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --          21,030             354
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --         (15,645)             --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --           5,385             354
                                      =============   =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            EAFE INTERNATIONAL                 TOTAL SOCIAL
                                                INDEX FUND                     IMPACT FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $     247,911   $     125,171   $      37,121   $      29,283
  Net realized gain / (loss) on
     investments and futures               (654,557)       (997,823)        (42,409)       (119,815)
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                            4,331,442      (2,244,798)        760,049        (749,059)
                                      -------------   -------------   -------------   -------------
                                          3,924,796      (3,117,450)        754,761        (839,591)
                                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                  (122,467)        (74,811)        (35,929)        (20,770)
    Net realized gain                            --              --              --              --
  Class F
    Net investment income                        --              --             (18)             --
    Net realized gain                            --              --              --              --
                                      -------------   -------------   -------------   -------------
                                           (122,467)        (74,811)        (35,947)        (20,770)
                                      -------------   -------------   -------------   -------------

FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold            16,700,583       7,772,170       3,709,468         208,397
    Reinvestment of distribution            122,442          74,794          35,894          20,749
    Payments for shares redeemed        (14,459,050)     (7,011,860)     (3,819,417)        (44,102)
                                      -------------   -------------   -------------   -------------
                                          2,363,975         835,104         (74,055)        185,044
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --         124,410           5,000
    Reinvestment of distribution                 --              --              18              --
    Payments for shares redeemed                 --              --          (5,241)             --
                                      -------------   -------------   -------------   -------------
                                                 --              --         119,187           5,000
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                 6,166,304      (2,357,157)        763,946        (670,317)

NET ASSETS
  Beginning of year                      15,553,391      17,910,548       3,251,139       3,921,456
                                      -------------   -------------   -------------   -------------
  End of year                         $  21,719,695   $  15,553,391   $   4,015,085   $   3,251,139
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $     250,617   $     125,173   $      26,405   $      25,231
                                      =============   =============   =============   =============

FUND SHARE TRANSACTIONS
  Class I
    Sold                                    476,409         210,226          98,841           5,456
    Reinvestment of distribution              3,840           1,918           1,069             483
    Redeemed                               (409,022)       (189,589)       (102,061)         (1,199)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions               71,227          22,555          (2,151)          4,740
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --           3,250             135
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --            (135)             --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --           3,115             135
                                      =============   =============   =============   =============

                                              BALANCED INDEX
                                                   FUND
                                      ------------------------------
                                        YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002
                                      --------------  --------------
OPERATIONS
  Net investment income / (loss)      $     610,474   $     737,699
  Net realized gain / (loss) on
     investments and futures                270,667        (854,712)
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                            2,492,783      (2,465,032)
                                      -------------   -------------
                                          3,373,924      (2,582,045)
                                      -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                  (616,993)       (731,369)
    Net realized gain                            --         (77,183)
  Class F
    Net investment income                        --              --
    Net realized gain                            --              --
                                      -------------   -------------
                                           (616,993)       (808,552)
                                      -------------   -------------
FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold             3,335,736       2,636,522
    Reinvestment of distribution            616,875         808,411
    Payments for shares redeemed         (4,914,256)     (5,784,569)
                                      -------------   -------------
                                           (961,645)     (2,339,636)
                                      -------------   -------------
  Class F
    Proceeds from shares sold                    --              --
    Reinvestment of distribution                 --              --
    Payments for shares redeemed                 --              --
                                      -------------   -------------
                                                 --              --
                                      -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                 1,795,286      (5,730,233)
NET ASSETS
  Beginning of year                      21,348,020      27,078,253
                                      -------------   -------------
  End of year                         $  23,143,306   $  21,348,020
                                      =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $      80,595   $     130,410
                                      =============   =============
FUND SHARE TRANSACTIONS
  Class I
    Sold                                     85,013          62,243
    Reinvestment of distribution             15,978          19,196
    Redeemed                               (126,396)       (138,432)
                                      -------------   -------------
    Net increase / (decrease) from
       fund share transactions              (25,405)        (56,993)
                                      =============   =============
  Class F
    Sold                                         --              --
    Reinvestment of distribution                 --              --
    Redeemed                                     --              --
                                      -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --
                                      =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                          LEHMAN AGGREGATE BOND
                                                INDEX FUND                     EVEREST FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $     792,238   $     879,020   $     736,631   $     785,013
  Net realized gain / (loss) on
     investments and futures                462,169         105,376      (1,663,867)         89,838
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                             (198,044)         90,482      11,729,736     (12,644,623)
                                      -------------   -------------   -------------   -------------
                                          1,056,363       1,074,878      10,802,500     (11,769,772)
                                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                  (918,363)       (901,173)       (805,652)       (554,429)
    Net realized gain                      (305,320)       (347,811)        (44,014)     (3,787,010)
  Class F
    Net investment income                        --              --             (29)             --
    Net realized gain                            --              --              (4)             --
                                      -------------   -------------   -------------   -------------
                                         (1,223,683)     (1,248,984)       (849,699)     (4,341,439)
                                      -------------   -------------   -------------   -------------

FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold            15,060,969      12,343,737       6,352,167       7,682,133
    Reinvestment of distribution          1,223,423       1,248,603         848,603       4,339,617
    Payments for shares redeemed         (8,802,513)    (13,107,819)    (10,525,811)    (11,213,961)
                                      -------------   -------------   -------------   -------------
                                          7,481,879         484,521      (3,325,041)        807,789
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --           5,051           5,000
    Reinvestment of distribution                 --              --              33              --
    Payments for shares redeemed                 --              --          (5,133)             --
                                      -------------   -------------   -------------   -------------
                                                 --              --             (49)          5,000
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                 7,314,559         310,415       6,627,711     (15,298,422)

NET ASSETS
  Beginning of year                      16,963,618      16,653,203      42,198,486      57,496,908
                                      -------------   -------------   -------------   -------------
  End of year                         $  24,278,177   $  16,963,618   $  48,826,197   $  42,198,486
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $     137,665   $     119,972   $     500,795   $     600,806
                                      =============   =============   =============   =============

FUND SHARE TRANSACTIONS
  Class I
    Sold                                    286,357         236,189         138,696         140,341
    Reinvestment of distribution             23,399          24,001          19,739          78,332
    Redeemed                               (167,011)       (251,179)       (238,452)       (218,027)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions              142,745           9,011         (80,017)            646
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --              99              99
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --            (100)             --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --              (1)             99
                                      =============   =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SHORT-TERM
                                                BOND FUND                    GOVERNMENT FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $   6,437,298   $   6,151,407   $     632,380   $     663,549
  Net realized gain / (loss) on
     investments and futures                823,876      (1,918,146)         35,190         323,539
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                            1,167,675        (114,848)        (84,407)         95,080
                                      -------------   -------------   -------------   -------------
                                          8,428,849       4,118,413         583,163       1,082,168
                                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                (5,955,186)     (6,180,005)       (927,882)       (634,580)
    Net realized gain                            --        (173,258)       (172,800)       (252,969)
  Class F
    Net investment income                        --              --              --              --
    Net realized gain                            --              --              --              --
                                      -------------   -------------   -------------   -------------
                                         (5,955,186)     (6,353,263)     (1,100,682)       (887,549)
                                      -------------   -------------   -------------   -------------

FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold            21,552,012      20,632,182      14,326,369      14,112,734
    Reinvestment of distribution          5,953,096       6,351,224       1,100,516         887,299
    Payments for shares redeemed        (41,739,209)    (23,299,454)     (8,890,674)     (6,374,565)
                                      -------------   -------------   -------------   -------------
                                        (14,234,101)      3,683,952       6,536,211       8,625,468
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Payments for shares redeemed                 --              --              --              --
                                      -------------   -------------   -------------   -------------
                                                 --              --              --              --
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                               (11,760,438)      1,449,102       6,018,692       8,820,087

NET ASSETS
  Beginning of year                     103,504,994     102,055,892      25,645,651      16,825,564
                                      -------------   -------------   -------------   -------------
  End of year                         $  91,744,556   $ 103,504,994   $  31,664,343   $  25,645,651
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $   1,206,829   $     874,240   $      33,055   $     128,199
                                      =============   =============   =============   =============

FUND SHARE TRANSACTIONS
  Class I
    Sold                                    427,895         407,803         270,220         267,663
    Reinvestment of distribution            119,035         126,326          20,873          17,065
    Redeemed                               (828,960)       (462,467)       (168,240)       (121,936)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions             (282,030)         71,662         122,853         162,792
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --              --              --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --              --              --
                                      =============   =============   =============   =============

                                                HIGH YIELD                     MONEY MARKET
                                                BOND FUND                          FUND
                                      ------------------------------  ------------------------------
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                           2003            2002            2003            2002
                                      --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income / (loss)      $   1,568,613   $   1,649,879   $   1,163,145   $   1,534,662
  Net realized gain / (loss) on
     investments and futures             (2,319,809)     (1,684,506)          4,439             776
  Net change on unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                            4,573,320      (1,081,859)             --              --
                                      -------------   -------------   -------------   -------------
                                          3,822,124      (1,116,486)      1,167,584       1,535,438
                                      -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Class I
    Net investment income                (1,520,445)     (1,740,762)     (1,163,145)     (1,534,662)
    Net realized gain                            --              --          (4,439)           (776)
  Class F
    Net investment income                        --              --              --              --
    Net realized gain                            --              --              --              --
                                      -------------   -------------   -------------   -------------
                                         (1,520,445)     (1,740,762)     (1,167,584)     (1,535,438)
                                      -------------   -------------   -------------   -------------
FUND SHARE TRANSACTIONS
  Class I
    Proceeds from shares sold             2,857,166         716,322      68,522,931      98,416,853
    Reinvestment of distribution            282,951         266,340       1,167,250       1,535,158
    Payments for shares redeemed         (3,342,568)       (555,142)    (77,439,855)    (66,440,415)
                                      -------------   -------------   -------------   -------------
                                           (202,451)        427,520      (7,749,674)     33,511,596
                                      -------------   -------------   -------------   -------------
  Class F
    Proceeds from shares sold                    --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Payments for shares redeemed                 --              --              --              --
                                      -------------   -------------   -------------   -------------
                                                 --              --              --              --
                                      -------------   -------------   -------------   -------------
NET INCREASE / (DECREASE) IN NET
   ASSETS                                 2,099,228      (2,429,728)     (7,749,674)     33,511,596
NET ASSETS
  Beginning of year                      16,420,244      18,849,972     120,400,634      86,889,038
                                      -------------   -------------   -------------   -------------
  End of year                         $  18,519,472   $  16,420,244   $ 112,650,960   $ 120,400,634
                                      =============   =============   =============   =============
UNDISTRIBUTED / (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME   $     255,421   $     213,640   $          --   $          --
                                      =============   =============   =============   =============
FUND SHARE TRANSACTIONS
  Class I
    Sold                                    113,379          26,487      68,522,931      98,416,853
    Reinvestment of distribution             11,559           9,940       1,167,250       1,535,158
    Redeemed                               (130,015)        (20,171)    (77,439,855)    (66,440,415)
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions               (5,077)         16,256      (7,749,674)     33,511,596
                                      =============   =============   =============   =============
  Class F
    Sold                                         --              --              --              --
    Reinvestment of distribution                 --              --              --              --
    Redeemed                                     --              --              --              --
                                      -------------   -------------   -------------   -------------
    Net increase / (decrease) from
       fund share transactions                   --              --              --              --
                                      =============   =============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                               S&P 500 INDEX FUND
---------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                      SHARES          VALUE

                                        -------------------
COMMON STOCKS - 96.41%
CONSUMER DISCRETIONARY - 10.66%
  American Greetings*                  1,040   $     20,207
  AOL Time Warner Inc.*               71,026      1,073,203
  AutoNation, Inc.*                    4,437         77,825
  AutoZone Inc.*                       1,514        135,548
  Bed Bath & Beyond Inc.*              4,661        177,957
  Best Buy Co., Inc.*                  5,087        241,734
  Big Lots, Inc.*                      1,843         29,138
  Black & Decker Corp.                 1,224         49,633
  Brunswick Corp.                      1,425         36,594
  Carnival Corp.                       9,921        326,302
  Centex Corp.                           982         76,478
  Circuit City Group                   3,277         31,230
  Clear Channel Communications         9,693        371,242
  Comcast Corporation*                35,530      1,097,166
  Cooper Tire & Rubber                 1,165         18,489
  Dana Corp.                           2,347         36,214
  Darden Restaurants                   2,656         50,464
  Delphi Corporation                   8,853         80,120
  Dillard Inc.                         1,338         18,705
  Dollar General                       5,267        105,340
  Dow Jones & Co.                      1,284         60,797
  Eastman Kodak                        4,525         94,754
  eBay Inc.*                          10,022        536,277
  Family Dollar Stores                 2,718        108,421
  Federated Department Stores          2,954        123,773
  Ford Motor                          28,915        311,415
  Fortune Brands, Inc.                 2,294        130,185
  Gannett Co.                          4,239        328,777
  Gap (The)                           14,064        240,776
  General Motors                       8,848        362,149
  Genuine Parts                        2,744         87,753
  Goodyear Tire & Rubber               2,767         18,179
  Harley-Davidson                      4,772        230,010
  Harrah's Entertainment               1,732         72,935
  Hasbro Inc.                          2,733         51,052
  Hilton Hotels                        5,947         96,460
  Home Depot                          36,264      1,155,008
  International Game Technology        5,396        151,897
  Interpublic Group                    6,154         86,894
  Johnson Controls                     1,407        133,102
  Jones Apparel Group                  2,019         60,429
  KB Home                                750         44,745
  Knight-Ridder Inc.                   1,288         85,910
  Kohl's Corp.*                        5,347        286,065
  Leggett & Platt                      3,045         65,863
  Limited Brands, Inc.                 8,239        124,244
  Liz Claiborne, Inc.                  1,694         57,681
  Lowe's Cos.                         12,313        639,045
  Marriott International               3,659        157,447
  Mattel, Inc.                         6,943        131,639
  May Department Stores                4,553        112,140
  Maytag Corp.                         1,236         30,863
  McDonald's Corp.                    20,090        472,919
  McGraw-Hill                          3,009        186,949
  Meredith Corp.                         785         36,243
  New York Times                       2,380        103,435
  Newell Rubbermaid Co.                4,332         93,874
                                      SHARES          VALUE

                                        -------------------
CONSUMER DISCRETIONARY - 10.66%
(CONTINUED)
  NIKE Inc.                            4,165   $    253,315
  Nordstrom                            2,147         53,267
  Office Depot*                        4,877         68,522
  Omnicom Group                        2,976        213,826
  Penney (J.C.)                        4,243         90,673
  Pulte Homes, Inc.                      964         65,562
  RadioShack Corp                      2,660         75,571
  Reebok International                   935         31,257
  Sears, Roebuck & Co.                 4,469        195,429
  Sherwin-Williams                     2,319         68,202
  Snap-On Inc.                           918         25,383
  Staples Inc.*                        7,685        182,519
  Starbucks Corporation*               6,164        177,523
  Starwood Hotels & Resorts            3,167        110,212
  Target Corp.                        14,378        541,044
  Stanley Works                        1,349         39,822
  Walt Disney Co.                     32,266        650,805
  Tiffany & Co.                        2,293         85,598
  TJX Companies Inc.                   8,061        156,545
  Toys R Us, Inc.*                     3,362         40,445
  Tribune Co.                          4,877        223,854
  Tupperware Corp.                       921         12,323
  Univision Communications*            5,119        163,450
  V.F. Corp.                           1,705         66,342
  Viacom Inc.                         27,715      1,061,483
  Visteon Corp.                        2,066         13,636
  Wendy's International                1,791         57,849
  Whirlpool Corp.                      1,082         73,327
  Yum! Brands, Inc*                    4,618        136,785
                                               ------------
                                                 16,058,263
                                               ------------
CONSUMER STAPLES - 11.06%
  Alberto-Culver                         925         54,409
  Albertson's                          5,789        119,080
  Altria Group, Inc.                  31,959      1,399,804
  Anheuser-Busch                      13,174        650,005
  Archer-Daniels-Midland              10,171        133,342
  Avon Products                        3,706        239,259
  Brown-Forman Corp.                     951         75,243
  Campbell Soup                        6,479        171,694
  Clorox Co.                           3,420        156,875
  Coca Cola Co.                       38,871      1,669,898
  Coca-Cola Enterprises                7,136        136,012
  Colgate-Palmolive                    8,493        474,674
  ConAgra Foods, Inc.                  8,476        180,030
  Coors (Adolph)                         573         30,804
  Costco Co.*                          7,201        223,807
  CVS Corp.                            6,218        193,131
  General Mills                        5,835        274,653
  Gillette Co.                        16,117        515,422
  Heinz (H.J.)                         5,546        190,117
  Hershey Foods                        2,070        150,448
  Kellogg Co.                          6,416        213,974
  Kimberly-Clark                       8,031        412,151
  Kroger Co.*                         11,915        212,921
  McCormick & Co.                      2,197         60,242
  Pepsi Bottling Group                 4,327         89,050
  PepsiCo Inc.                        27,105      1,242,222
  Procter & Gamble                    20,435      1,896,776
  RJ Reynolds Tobacco                  1,332         52,667
  Safeway Inc.*                        6,963        159,731

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX
SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF
INVESTMENTS
--------------------------------------------------------------------------
------

                                      SHARES          VALUE

                                        -------------------
CONSUMER STAPLES - 11.06%
(CONTINUED)
  Sara Lee Corp.                      12,272   $    225,314
  Supervalu Inc.                       2,112         50,392
  Sysco Corp.                         10,257        335,506
  UST Inc.                             2,640         92,875
  Walgreen Co.                        16,176        495,633
  Wal-Mart Stores                     69,128      3,860,799
  Winn-Dixie                           2,224         21,462
  Wrigley (Wm) Jr.                     3,552        196,426
                                               ------------
                                                 16,656,848
                                               ------------
ENERGY - 5.46%
  Amerada Hess                         1,419         71,092
  Anadarko Petroleum                   3,937        164,409
  Apache Corp.                         2,551        176,886
  Ashland Inc.                         1,077         35,379
  Baker Hughes                         5,319        157,389
  BJ Services*                         2,494         85,220
  Burlington Resources                 3,169        152,746
  ChevronTexaco Corp.                 16,859      1,204,576
  ConocoPhillips                      10,714        586,592
  Devon Energy Corp.                   3,642        175,508
  EOG Resources                        1,809         75,508
  Exxon Mobil Corp.                  104,675      3,831,105
  Halliburton Co.                      6,902        167,374
  Kerr-McGee                           1,592         71,067
  Marathon Oil Corp.                   4,892        139,422
  Nabors Industries Ltd.*              2,298         85,623
  Noble Corporation*                   2,109         71,685
  Occidental Petroleum                 5,989        210,992
  Rowan Cos.*                          1,478         36,329
  Schlumberger Ltd.                    9,194        444,990
  Sunoco., Inc.                        1,209         48,626
  Transocean Inc.*                     5,047        100,940
  Unocal Corp.                         4,073        128,381
                                               ------------
                                                  8,221,839
                                               ------------
FINANCIALS - 20.04%
  ACE Limited                          4,177        138,175
  AFLAC Corporation                    8,105        261,792
  Allstate Corp.                      11,113        405,958
  Ambac Financial Group                1,677        107,328
  American Express                    20,465        922,153
  American International Group        41,192      2,376,778
  AmSouth Bancorporation               5,541        117,580
  Aon Corp.                            4,927        102,728
  Apartment Investment &
     Management                        1,481         58,292
  Bank One Corp.                      18,035        697,053
  Bank of America Corp.               23,644      1,845,178
  Bank of New York                    12,174        354,385
  BB&T Corporation                     8,788        315,577
  Bear Stearns Cos.                    1,564        116,987
  Capital One Financial                3,574        203,861
  Charles Schwab                      21,334        254,088
  Charter One Financial                3,552        108,691
  Chubb Corp.                          2,922        189,579
  Cincinnati Financial                 2,539        101,458
  Citigroup Inc.                      81,255      3,697,915
  Comerica Inc.                        2,764        128,802
  Countrywide Financial Corp.          2,061        161,335
  Equity Office Properties             6,358        175,036
  Equity Residential                   4,301        125,933
                                      SHARES          VALUE

                                        -------------------
FINANCIALS - 20.04% (CONTINUED)
  Fannie Mae                          15,462   $  1,085,432
  Federated Investors Inc.             1,721         47,672
  Fifth Third Bancorp                  9,063        502,725
  First Tennessee National             1,993         84,623
  Fleet Boston Financial Group        16,602        500,550
  Franklin Resources                   4,000        176,840
  Federal Home Loan Mortgage          10,849        567,945
  Golden West Financial                2,409        215,630
  Goldman Sachs Group                  7,412        621,867
  Hartford Financial Services
     Group                             4,416        232,414
  Huntington Bancshares                3,608         71,402
  Janus Capital Group                  3,783         52,849
  Jefferson-Pilot                      2,242         99,500
  John Hancock Financial               4,565        154,297
  J.P. Morgan Chase & Co.             32,060      1,100,620
  KeyCorp                              6,673        170,629
  Lehman Bros.                         3,829        264,507
  Lincoln National                     2,802         99,135
  Loews Corp.                          2,928        118,203
  Marsh & McLennan                     8,452        402,400
  Marshall & Ilsley Corp.              3,578        112,779
  MBIA Inc.                            2,270        124,782
  MBNA Corp.                          20,166        459,785
  Mellon Bank Corp.                    6,812        205,314
  Merrill Lynch                       14,683        785,981
  MetLife Inc.                        12,006        336,768
  MGIC Investment                      1,569         81,698
  Moody's Corp                         2,340        128,630
  Morgan Stanley                      17,165        866,146
  National City Corp.                  9,654        284,407
  North Fork Bancorporation            2,472         85,902
  Northern Trust Corp.                 3,478        147,606
  Plum Creek Timber Co.                2,888         73,471
  PNC Bank Corp.                       4,463        212,350
  Principal Financial Group            5,167        160,125
  Progressive Corp.                    3,435        237,393
  ProLogis                             2,800         84,700
  Providian Financial Corp.*           4,579         53,986
  Prudential Financial                 8,676        324,135
  Regions Financial Corp.              3,506        120,081
  SAFECO Corp.                         2,184         77,008
  Simon Property Group, Inc            2,983        129,999
  SLM Corporation                      7,139        278,135
  SouthTrust Corp.                     5,369        157,795
  St. Paul Cos.                        3,592        133,012
  State Street Corp.                   5,246        236,070
  SunTrust Banks                       4,420        266,835
  Synovus Financial                    4,792        119,752
  T. Rowe Price Group                  1,927         79,508
  Torchmark Corp.                      1,832         74,452
  Travelers Property Casualty
     Corp.                            15,903        252,540
  Union Planters Corporation           3,133         99,128
  UnumProvident Corp.                  4,544         67,115
  U.S. Bancorp                        30,300        726,897
  Wachovia Corp.                      21,231        874,505
  Washington Mutual                   14,693        578,463
  Wells Fargo                         26,444      1,361,865
  XL Capital                           2,158        167,116
  Zions Bancorp                        1,423         79,475
                                               ------------
                                                 30,181,611
                                               ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           S&P 500 INDEX FUND
-----------------------------------------------------------------------

                                      SHARES          VALUE
HEALTH CARE - 13.29%
  Abbott Labs                         24,648   $  1,048,772
  Aetna Inc.                           2,396        146,228
  Allergan, Inc.                       2,055        161,790
  AmerisourceBergen Corp.              1,749         94,533
  Amgen Inc.*                         20,365      1,314,968
  Anthem, Inc.*                        2,182        155,642
  Applera Corp-Applied Biosystems
     Group                             3,298         73,578
  Bard (C.R.) Inc.                       821         58,291
  Bausch & Lomb                          839         37,042
  Baxter International Inc.            9,434        274,152
  Becton, Dickinson                    4,019        145,166
  Biogen, Inc.*                        2,342         89,535
  Biomet, Inc.                         4,074        136,927
  Boston Scientific*                   6,476        413,169
  Bristol-Myers Squibb                30,593        785,016
  Cardinal Health, Inc.                7,047        411,474
  Chiron Corporation*                  2,942        152,072
  CIGNA Corp.                          2,212         98,766
  Lilly (Eli) & Co.                   17,730      1,053,162
  Express Scripts*                     1,200         73,380
  Forest Laboratories*                 5,732        294,911
  Genzyme Corp.*                       3,406        157,528
  Guidant Corp.                        4,884        228,815
  HCA Inc.                             8,077        297,718
  Health Management Assoc.             3,771         82,246
  Humana Inc.*                         2,551         46,046
  IMS Health Inc.                      3,838         80,982
  Johnson & Johnson                   46,894      2,322,191
  King Pharmaceuticals*                3,807         57,676
  Manor Care Inc.                      1,546         46,380
  McKesson Corp.                       4,571        152,169
  Medco Health Solutions Inc.*         4,267        110,643
  MedImmune, Inc.*                     3,978        131,315
  Medtronic Inc.                      19,248        903,117
  Merck & Co.                         35,386      1,791,239
  Millipore Corp.*                       765         35,236
  Pfizer, Inc.                       122,786      3,730,239
  Quest Diagnostics*                   1,663        100,844
  Schering-Plough                     23,184        353,324
  St Jude Medical*                     2,840        152,707
  Stryker Corp.                        3,134        236,022
  Tenet Healthcare Corp.*              7,371        106,732
  United Health Group Inc.             9,364        471,196
  Watson Pharmaceuticals*              1,689         70,414
  WellPoint Health Networks*           2,296        176,976
  Wyeth                               20,964        966,440
  Zimmer Holdings*                     3,554        195,825
                                               ------------
                                                 20,022,594
                                               ------------
INDUSTRIALS - 10.23%
  3M Company                          12,336        852,048
  Allied Waste Industries*             3,302         35,662
  American Power Conversion
     Corporation                       3,102         53,168
  American Standard*                   1,133         95,455
  Apollo Group, Inc.*                  2,766        182,639
  Avery Dennison Corp.                 1,744         88,107
  Boeing Company                      13,270        455,559
  Burlington Northern Santa Fe         5,883        169,842
  Caterpillar Inc.                     5,436        374,214
  Cendant Corporation*                16,075        300,442
  Cintas Corporation                   2,691         99,136
                                      SHARES          VALUE
INDUSTRIALS - 10.23% (CONTINUED)
  Cooper Industries, Ltd.              1,470   $     70,604
  Crane Company                          936         21,912
  CSX Corp.                            3,374         98,690
  Cummins Inc.                           655         29,102
  Danaher Corp.                        2,412        178,150
  Deere & Co.                          3,775        201,245
  Delta Air Lines                      1,948         25,908
  Deluxe Corp.                           956         38,374
  Donnelley (R.R.) & Sons              1,788         44,468
  Dover Corp.                          3,197        113,078
  Eaton Corp.                          1,178        104,394
  Emerson Electric                     6,644        349,807
  Equifax Inc.                         2,226         49,573
  FedEx Corporation                    4,713        303,659
  Fluor Corp.                          1,287         48,044
  General Dynamics                     3,115        243,157
  General Electric                   157,801      4,704,048
  Goodrich Corporation                 1,855         44,965
  Grainger (W.W.) Inc.                 1,446         68,757
  Block H&R                            2,827        121,985
  Honeywell International Inc.        13,545        356,911
  Illinois Tool Works                  4,861        322,090
  Ingersoll-Rand Co. Ltd.              2,674        142,899
  ITT Industries, Inc.                 1,450         86,768
  Lockheed Martin Corp.                7,105        327,896
  Masco Corp.                          7,522        184,139
  Monster Worldwide*                   1,764         44,418
  Navistar International Corp.*        1,077         40,151
  Norfolk Southern Corp.               6,149        113,757
  Northrop Grumman Corp.               2,886        248,831
  PACCAR Inc.                          1,834        136,981
  Pall Corp.                           1,942         43,577
  Parker-Hannifin                      1,865         83,366
  Pitney-Bowes                         3,697        141,668
  Power-One Inc.*                      1,306         13,439
  Raytheon Co.                         6,482        181,496
  Robert Half International*           2,686         52,376
  Rockwell Collins                     2,810         70,953
  Rockwell Automation, Inc.            2,927         76,834
  Ryder System                           990         29,027
  Southwest Airlines                  12,286        217,462
  Textron Inc.                         2,132         84,106
  Thomas & Betts Corp.*                  925         14,661
  Tyco International                  31,518        643,913
  Union Pacific                        4,010        233,262
  United Parcel Service               17,761      1,133,151
  United Technologies                  7,385        570,713
  Waste Management Inc.                9,337        244,349
                                               ------------
                                                 15,405,386
                                               ------------
INFORMATION TECHNOLOGY - 16.92%
  ADC Telecommunications, Inc.*       12,657         29,491
  Adobe Systems Incorporated           3,659        143,652
  Advanced Micro Devices*              5,458         60,638
  Agilent Technologies*                7,438        164,454
  Altera Corporation*                  6,039        114,137
  Analog Devices*                      5,774        219,527
  Andrew Corp.*                        2,452         30,135
  Apple Computer, Inc.*                5,770        119,035
  Applied Materials, Inc.*            26,159        474,524
  Applied Micro Circuits*              4,799         23,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                           SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                      SHARES          VALUE

                                        -------------------
INFORMATION TECHNOLOGY - 16.92%
(CONTINUED)
  Autodesk, Inc.                       1,764   $     30,023
  Automatic Data Processing Inc.       9,441        338,460
  Avaya Inc.*                          6,028         65,705
  BMC Software*                        3,684         51,318
  Broadcom Corporation*                4,422        117,714
  CIENA Corp.*                         7,435         43,941
  Cisco Systems, Inc.*               110,846      2,165,931
  Citrix Systems, Inc.*                2,639         58,269
  Computer Associates
     International                     9,124        238,228
  Computer Sciences Corp.*             2,955        111,019
  Compuware Corporation*               5,967         31,983
  Comverse Technology*                 2,964         44,341
  Concord EFS Inc.*                    7,700        105,259
  Convergys Corp.*                     2,649         48,583
  Corning Inc.*                       20,006        188,457
  Dell Inc.*                          40,537      1,353,530
  Electronic Arts*                     2,299        212,037
  Electronic Data Systems              7,557        152,651
  EMC Corp.*                          34,518        435,962
  First Data                          11,805        471,728
  FIserv Inc.*                         3,050        110,502
  Gateway Inc.*                        5,129         29,030
  Hewlett-Packard                     48,201        933,171
  Intel Corp.                        103,180      2,838,482
  International Business Machines     27,270      2,408,759
  Intuit, Inc.*                        3,239        156,249
  Jabil Circuit*                       3,136         81,693
  JDS Uniphase Corporation*           22,573         81,263
  KLA-Tencor Corporation*              3,004        154,406
  Lexmark International Inc*           2,013        126,839
  Linear Technology Corporation        4,941        176,937
  LSI Logic*                           5,922         53,239
  Lucent Technologies*                65,624        141,748
  Maxim Integrated Products, Inc.      5,124        202,398
  Mercury Interactive Corporation*     1,347         61,167
  Micron Technology*                   9,614        129,020
  Microsoft Corporation              170,557      4,739,779
  Molex Incorporated                   3,016         86,227
  Motorola Inc.                       36,550        437,504
  National Semiconductor*              2,879         92,963
  NCR Corp.*                           1,505         47,693
  Network Appliance, Inc.*             5,355        109,938
  Novell Inc.*                         5,813         30,983
  Novellus Systems, Inc.*              2,366         79,853
  NVIDIA Corporation*                  2,511         39,953
  Oracle Corporation*                 82,819        929,229
  Parametric Technology Corp.*         4,200         13,104
  Paychex, Inc.                        5,941        201,578
  PeopleSoft, Inc.*                    5,871        106,793
  PerkinElmer                          1,990         30,467
  PMC-Sierra Inc.*                     2,666         35,167
  QLogic Corp.*                        1,480         69,575
  QUALCOMM Inc.                       12,456        518,668
  Sabre Holding Corp.                  2,262         48,610
  Sanmina-SCI Corporation*             8,050         78,085
  Scientific-Atlanta                   2,352         73,265
  Siebel Systems Inc*                  7,726         75,097
  Solectron*                          13,097         76,617
  Sun Microsystems, Inc.*             51,082        169,081
  SunGard Data Systems*                4,490        118,132
  Symantec Corporation*                2,330        146,837
                                      SHARES          VALUE

                                        -------------------
INFORMATION TECHNOLOGY - 16.92%
(CONTINUED)
  Symbol Technologies                  3,644   $     43,546
  Tektronix Inc.*                      1,338         33,116
  Tellabs, Inc.*                       6,526         44,312
  Teradyne Inc.*                       2,920         54,312
  Texas Instruments                   27,294        622,303
  Thermo Electron*                     2,554         55,422
  Unisys Corp.*                        5,186         70,167
  VERITAS Software Corporation*        6,549        205,639
  Waters Corporation*                  1,976         54,202
  Xerox Corp.*                        12,336        126,567
  Xilinx, Inc.*                        5,327        151,873
  Yahoo! Inc.*                         9,523        336,924
                                               ------------
                                                 25,482,587
                                               ------------
MATERIALS - 2.65%
  Air Products & Chemicals             3,587        161,774
  Alcoa Inc                           13,341        349,001
  Allegheny Technologies Inc           1,279          8,377
  Ball Corp.                             899         48,546
  Bemis Company                          839         37,168
  Boise Cascade                          920         25,392
  Dow Chemical                        14,446        470,073
  Du Pont (E.I.)                      15,724        629,117
  Eastman Chemical                     1,221         40,904
  Ecolab Inc.                          4,149        104,762
  Engelhard Corp.                      1,989         55,036
  Freeport-McMoRan Copper & Gold       2,295         75,965
  Georgia-Pacific Group                3,954         95,845
  Great Lakes Chemical Corp.             793         15,947
  Hercules, Inc.*                      1,736         19,669
  International Paper                  7,561        295,030
  International Flavors &
     Fragrances                        1,481         48,991
  Louisiana-Pacific Corp.*             1,650         22,737
  MeadWestvaco Corporation             3,164         80,682
  Monsanto Co.                         4,126         98,776
  Newmont Mining Corp.                 6,350        248,222
  Nucor Corp.                          1,234         56,616
  Pactiv Corp.*                        2,518         51,065
  Phelps Dodge*                        1,405         65,754
  PPG Industries                       2,679        139,897
  Praxair, Inc.                        2,564        158,840
  Rohm & Haas                          3,506        117,275
  Sealed Air Corp.*                    1,332         62,910
  Sigma-Aldrich Corporation            1,119         58,121
  Temple-Inland                          853         41,413
  United States Steel Corp.            1,628         29,923
  Vulcan Materials                     1,603         63,976
  Weyerhaeuser Corp.                   3,457        202,062
  Worthington Industries Inc.          1,356         17,031
                                               ------------
                                                  3,996,897
                                               ------------
TELECOMMUNICATION SERVICES - 3.29%
  ALLTEL Corp.                         4,915        227,761
  AT&T Corp.                          12,416        267,565
  AT&T Wireless Services*             42,856        350,562
  BellSouth                           29,160        690,509
  Century Telephone                    2,259         76,558
  Citizens Communications*             4,473         50,142
  Nextel Communications, Inc.*        16,235        319,667
  Qwest Communications Int*           26,869         91,355
  SBC Communications Inc.             52,419      1,166,323

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                             S&P 500 INDEX FUND
----------------------------------------------------------------------

                                      SHARES          VALUE

                                        -------------------
TELECOMMUNICATION SERVICES - 3.29%
(CONTINUED)
  Sprint Corp. FON                    14,200   $    214,420
  Sprint Corp. PCS*                   16,180         92,711
  Verizon Communications              43,419      1,408,512
                                               ------------
                                                  4,956,085
                                               ------------
UTILITIES - 2.81%
  AES Corp.*                           9,669         71,744
  Allegheny Energy*                    1,983         18,125
  Ameren Corporation                   2,545        109,206
  American Electric Power              6,234        187,020
  Calpine Corp.*                       6,033         29,501
  CenterPoint Energy                   4,827         44,264
  CINergy Corp.                        2,780        102,026
  CMS Energy*                          2,283         16,826
  Consolidated Edison                  3,524        143,638
  Constellation Energy Group           2,612         93,457
  Dominion Resources                   4,906        303,681
  DTE Energy Co.                       2,651         97,795
  Duke Energy                         14,223        253,312
  Dynegy Inc.*                         5,881         21,172
  Edison International*                5,145         98,270
  El Paso Corp.                        9,456         69,029
  Entergy Corp.                        3,564        192,991
  Exelon Corp.                         5,120        325,120
  FirstEnergy Corp.                    4,697        149,834
  FPL Group                            2,894        182,901
  Keyspan Energy                       2,485         87,174
  Kinder Morgan                        1,926        104,023
  NICOR Inc.                             695         24,422
  NiSource Inc.                        4,146         82,837
  Peoples Energy                         569         23,545
  PG&E Corp.*                          6,461        154,418
  Pinnacle West Capital                1,441         51,156
  PPL Corp.                            2,660        108,927
  Progress Energy, Inc.                3,801        168,992
  Public Service Enterprise Group
     Inc.                              3,565        149,730
                                      SHARES          VALUE

                                        -------------------
UTILITIES - 2.81% (CONTINUED)
  Sempra Energy                        3,275   $     96,154
  Southern Co.                        11,391        333,984
  TECO Energy                          2,788         38,530
  TXU Corp.                            5,086        119,825
  Williams Cos.                        8,181         77,065
  Xcel Energy Inc                      6,293         97,354
                                               ------------
                                                  4,228,048
                                               ------------
    Total Common Stocks
       (cost $193,103,603)                      145,210,158
                                               ------------

UNIT INVESTMENT TRUST(3) - .98%
  S&P 500 Depositary Receipts         14,800      1,479,260
                                               ------------
    Total Unit Investment Trust
       (cost $1,364,207)                          1,479,260
                                               ------------

SHORT-TERM INVESTMENTS(3) - 2.41%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.08%                  3,129,850      3,129,850
                                               ------------
                                   PRINCIPAL          VALUE

                                        -------------------
U.S. TREASURY BILL - .33%
  U.S. Treasury Bill (0.000% due
     12/18/03)                     $ 500,000   $    499,048
                                               ------------
    Total Short-Term Investments
       (cost $3,628,848)                          3,628,898
                                               ------------
TOTAL INVESTMENTS - 99.80%
   (cost $198,096,658)(1)                       150,318,316
                                               ------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 3.11%                        4,684,413
                                               ------------
OTHER ASSETS AND LIABILITIES - (2.91%)           (4,384,178)
                                               ------------
TOTAL NET ASSETS - 100.00%                     $150,618,551
                                               ============

-------------

*            Non-income producing
(1) For federal income tax purposes, cost is $199,411,753 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $14,683,702 and ($63,777,139),
             respectively, with a net appreciation / depreciation of ($49,093,437).
(2) This security was purchased with cash collateral held from securities lending.
(3)          Securities and other assets with an aggregate value of
                    $3,727,875 have been segregated with the custodian or
                        designated to cover margin requirements for the open futures contracts with the same market value as of September 30,
                        2003:

                                                        UNREALIZED
                                                     APPRECIATION/
TYPE                                   CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------
S&P 500 Index (12/03)                     15           $(82,950)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX
SERIES
   S&P MIDCAP 400 INDEX FUND                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE

                                         ------------------
COMMON STOCKS - 92.05%
CONSUMER DISCRETIONARY - 14.79%
  99(Cents) Only Stores*                1,997   $    64,583
  Abercrombie & Fitch Co.*              2,769        76,729
  American Eagle Outfitters*            2,010        29,869
  Applebee's International              1,568        49,361
  Arvinmeritor Inc                      1,938        34,516
  Bandag, Inc.                            545        18,383
  Barnes & Noble*                       1,836        46,653
  Belo Corp.                            3,200        77,600
  Blyth Inc                             1,303        35,155
  Bob Evans Farms                         990        26,443
  Borders Group*                        2,184        41,321
  Borg Warner Inc.                        756        51,295
  Brinker International*                2,745        91,573
  Callaway Golf Co.                     2,135        30,466
  CarMax Inc.*                          2,919        95,335
  Catalina Marketing*                   1,512        22,967
  CBRL Group                            1,397        49,566
  Cheesecake Factory*                   1,445        52,266
  Chico's FAS*                          2,426        74,333
  Claire's Stores Inc.                  1,383        46,275
  Coach, Inc.*                          2,571       140,377
  D.R. Horton                           4,394       143,684
  Dollar Tree Stores*                   3,233       108,306
  Emmis Communications*                 1,534        30,956
  Entercom Communications*              1,449        64,944
  Extended Stay America*                2,656        39,654
  Furniture Brands International*       1,573        37,909
  Gentex Corporation                    2,148        74,836
  GTECH Holdings Corp.                  1,603        68,689
  Harte-Hanks, Inc.                     2,496        46,026
  Hovnanian Enterprises Inc.*             825        53,105
  International Speedway                1,505        66,054
  Krispy Kreme Doughnuts*               1,641        63,179
  Lear Corporation*                     1,864        98,121
  Lee Enterprises                       1,256        48,570
  Lennar Corp                           2,085       162,192
  Mandalay Resort Group                 1,678        66,466
  Media General                           661        40,387
  Michaels Stores                       1,885        76,833
  Modine Manufacturing Co.                959        22,824
  Mohawk Industries*                    1,864       132,940
  Neiman-Marcus Group                   1,343        56,003
  O'Reilly Automotive*                  1,525        56,074
  Outback Steakhouse                    2,135        80,852
  Park Place Entertainment*             8,522        76,783
  Payless Shoesource Inc.*              1,925        24,910
  PETsMART, Inc.*                       3,980        90,346
  Pier 1 Imports                        2,541        48,889
  Reader's Digest Association           2,776        38,836
  Rent-A-Center*                        2,200        71,060
  Ross Stores                           2,179       101,018
  Ruby Tuesday, Inc.                    1,810        43,638
  SAKS Inc.*                            4,044        46,626
  Scholastic Corp.*                     1,108        31,899
  Six Flags Inc.*                       2,623        13,797
  Superior Industries
     International Inc.                   754        30,575
  Timberland Co*                        1,014        43,257
  Toll Brothers*                        1,975        60,080
                                       SHARES         VALUE
CONSUMER DISCRETIONARY - 14.79%
(CONTINUED)
  Unifi Inc.*                           1,524   $     7,315
  Washington Post                         269       178,885
  Westwood One, Inc.*                   2,899        87,521
  Williams-Sonoma Inc.*                 3,257        87,874
                                                -----------
                                                  3,876,979
                                                -----------
CONSUMER STAPLES - 4.40%
  BJ's Wholesale Club*                  1,960        37,965
  Church & Dwight                       1,137        39,784
  Constellation Brands*                 2,923        89,122
  Dean Foods*                           4,367       135,508
  Dial Corporation                      2,697        58,093
  Energizer Holdings Inc.*              2,371        87,182
  Hormel Foods Corp.                    3,914        89,944
  Interstate Bakeries Corp.             1,266        18,990
  J.M. Smucker Co.                      1,407        59,319
  Lancaster Colony                      1,013        40,287
  Longs Drug Stores                     1,055        21,237
  PepsiAmericas, Inc.                   4,076        59,062
  Ruddick Corp.                         1,311        20,373
  Sensient Technologies Corp.           1,332        27,972
  Smithfield Foods*                     3,095        59,424
  Tootsie Roll                          1,474        45,694
  Tyson Foods                           9,915       140,099
  Universal Corp.                         702        29,575
  Whole Foods Market, Inc.*             1,680        92,702
                                                -----------
                                                  1,152,332
                                                -----------
ENERGY - 5.83%
  Cooper Cameron Corp*                  1,545        71,394
  ENSCO International                   4,228       113,395
  FMC Technologies*                     1,864        39,927
  Forest Oil*                           1,361        32,596
  Grant Prideco*                        3,435        35,003
  Hanover Compressor Co.*               1,886        18,671
  Helmerich & Payne                     1,414        36,962
  Murphy Oil                            2,595       152,456
  National-Oilwell Inc.*                2,382        43,209
  Noble Energy, Inc                     1,624        62,199
  Overseas Shipholding Group              975        25,205
  Patterson-UTI Energy, Inc.*           2,272        61,503
  Pioneer Natural Resources*            3,325        84,655
  Pogo Producing                        1,748        79,149
  Pride International*                  3,796        64,342
  Smith International*                  2,883       103,730
  Tidewater Inc.                        1,712        48,450
  Valero Energy                         3,230       123,612
  Varco International*                  2,752        46,536
  Weatherford International Ltd.*       3,697       139,673
  Western Gas Resources Inc.              937        35,606
  XTO Energy Inc.                       5,186       108,854
                                                -----------
                                                  1,527,127
                                                -----------
FINANCIALS - 18.46%
  A.G. Edwards                          2,266        87,037
  Allmerica Financial*                  1,505        35,834
  AMB Property Corp                     2,288        70,493
  American Financial Group              1,967        42,782
  AmeriCredit Corp.*                    4,428        45,608
  AmerUs Group Co.                      1,105        37,570
  Associated Banc-Corp.                 2,093        79,115
  Astoria Financial                     2,332        72,059

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX FUND
------------------------------------------------------------------------

                                       SHARES         VALUE
FINANCIALS - 18.46% (CONTINUED)
  Bank of Hawaii Corp.                  1,708   $    57,355
  Banknorth Group Inc                   4,600       129,812
  Brown & Brown Inc.                    1,928        59,344
  City National Corp.                   1,370        69,815
  Colonial BancGroup                    3,506        50,627
  Commerce Bancorp.                     2,103       100,755
  Compass Bancshares                    3,591       124,177
  Cullen Frost Bankers                  1,450        53,984
  E*Trade Group*                       10,123        93,739
  Eaton Vance                           1,959        65,587
  Everest Re Group                      1,565       117,625
  Fidelity Natiaonal Financial          3,815       114,679
  First American Corp.                  2,156        53,684
  FirstMerit Corp.                      2,387        59,054
  Gallagher (Arthur J.)                 2,547        72,029
  GATX Corp.                            1,389        29,377
  Greater Bay Bancorp                   1,468        30,534
  Greenpoint Financial Corp.            3,949       117,917
  HCC Insurance Holdings                1,776        51,646
  Hibernia Corp.                        4,440        89,954
  Horace Mann Educators Corp.           1,211        17,572
  Hospitality Properties Trust          1,769        62,057
  Independence Community Bank           1,554        54,281
  IndyMac Bancorp                       1,561        36,168
  Investment Technology Group*          1,335        25,605
  Investors Financial Services          1,839        57,745
  LaBranche & Co.                       1,686        24,616
  Legg Mason                            1,831       132,198
  Leucadia National Corp.               1,686        63,815
  Liberty Property Trust                2,218        82,022
  M&T Bank Corp.                        3,372       294,376
  Mack-Cali Realty                      1,629        63,857
  Mercantile Bankshares                 2,248        89,920
  National Commerce Financial           5,786       143,956
  Neuberger Berman Inc.                 1,986        83,154
  New Plan Excel Realty Trust           2,744        63,935
  New York Community Bancorp            3,972       125,158
  Ohio Casualty Corp.*                  1,722        24,969
  Old Republic International            3,413       112,936
  PMI Group                             2,513        84,814
  Protective Life Corp.                 1,948        58,148
  Provident Financial Group Inc.        1,378        38,529
  Radian Group                          2,639       117,172
  Roslyn Bancorp                        2,179        51,163
  SEI Investments                       2,965        96,363
  Silicon Valley Bancshares*            1,096        30,282
  Sovereign Bancorp                     8,248       153,000
  StanCorp Financial Group                822        47,224
  TCF Financial                         2,051        98,345
  The MONY Group                        1,328        43,226
  United Dominion Realty Trust          3,178        58,189
  Unitrin, Inc.                         1,911        58,209
  W. R. Berkley Corp.                   2,346        80,375
  Waddell & Reed Financial
     Investment                         2,324        54,777
  Washington Federal Inc.               1,950        49,160
  Webster Financial Corp.               1,289        51,405
  Westamerica Bancorp                     934        41,516
  Wilmington Trust Corp.                1,859        57,183
                                                -----------
                                                  4,839,612
                                                -----------
HEALTH CARE - 12.28%
  AdvancePCS*                           2,547       116,067
                                       SHARES         VALUE
HEALTH CARE - 12.28% (CONTINUED)
  Apogent Technologies*                 2,605   $    54,340
  Apria Healthcare Group Inc.*          1,556        42,603
  Barr Laboratories*                    1,875       127,894
  Beckman Coulter Inc.                  1,723        78,465
  Charles River Labs*                   1,281        39,314
  Community Health Systems*             2,783        60,391
  Covance Inc.*                         1,738        38,896
  Coventry Health Care Inc.*            1,668        87,970
  Cytyc Corp.*                          3,172        47,707
  Dentsply International                2,223        99,679
  Edwards Lifesciences Corp.*           1,722        46,632
  First Health Group Corp.*             2,695        70,474
  Gilead Sciences, Inc.*                5,650       316,005
  Health Net, Inc.*                     3,275       103,719
  Henry Schein, Inc.*                   1,250        70,875
  Hillenbrand Industries                1,747        98,566
  ICN Pharmaceuticals, Inc.             2,374        40,738
  IDEC Pharmaceuticals
     Corporation*                       4,383       145,296
  IVAX Corp.*                           5,511       108,016
  LifePoint Hospitals*                  1,119        26,912
  Lincare Holdings Inc.*                2,764       101,301
  Millennium
     Pharmaceuticals, Inc.*             8,399       129,261
  Mylan Laboratories                    5,047       195,067
  Omnicare, Inc.                        2,837       102,302
  Oxford Health Plans*                  2,355        97,285
  PacifiCare Health Systems*            1,047        51,094
  Patterson Dental*                     1,922       110,669
  Perrigo Co.                           1,962        24,976
  Pharmaceutical Resources Inc.*          943        64,331
  Protein Design Labs Inc.*             2,640        36,590
  Sepracor Inc.*                        2,386        65,710
  SICOR Inc.*                           3,329        64,183
  STERIS Corp.*                         1,966        45,257
  Triad Hospitals*                      2,120        64,194
  Universal Health Services*            1,655        81,840
  Varian Medical Systems*               1,930       110,936
  Vertex Pharmaceuticals*               2,165        26,630
  VISX Inc.*                            1,455        27,718
                                                -----------
                                                  3,219,903
                                                -----------
INDUSTRIALS - 11.20%
  AGCO Corp.*                           2,127        36,457
  Alaska Air Group Inc.*                  753        20,948
  Alexander & Baldwin Inc.              1,170        32,854
  Allete, Inc.                          2,439        66,780
  Ametek Inc.                             931        39,903
  Banta Corp.                             714        25,704
  C.H. Robinson Worldwide               2,384        88,709
  Career Education*                     2,802       126,931
  Carlisle Companies                      866        37,775
  ChoicePoint Inc.*                     2,458        82,343
  CNF Inc.                              1,402        44,934
  Copart Inc.*                          2,587        27,940
  Corinthian Colleges*                  1,237        70,707
  DeVRY Inc.*                           1,978        46,799
  Donaldson Co.                         1,229        66,243
  Dun & Bradstreet*                     2,106        87,483
  Dycom Industries Inc.*                1,354        27,608
  Education Management*                 1,008        58,131
  EGL Inc.*                             1,330        24,179
  Expeditors International of
     Washington, Inc.                   2,956       101,716
  Fastenal Company                      2,145        81,081

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                     SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE

                                         ------------------
INDUSTRIALS - 11.20% (CONTINUED)
  Federal Signal Corp.                  1,356   $    20,204
  Flowserve Corporation*                1,564        31,749
  Graco Inc.                            1,290        48,440
  Granite Construction Inc.             1,174        21,930
  Harsco Corp.                          1,146        44,087
  HON Industries                        1,644        60,762
  Hubbell Inc.                          1,679        61,267
  J.B. Hunt Transport Services
     Inc.*                              2,224        57,868
  Jacobs Engineering Group*             1,564        70,536
  JetBlue Airways Corp.*                1,800       109,746
  Kelly Services Inc.                   1,008        25,140
  Kennametal Inc.                       1,000        37,400
  Korn/Ferry International*             1,062         8,762
  L-3 Communications Holdings*          2,700       116,775
  Manpower Inc.                         2,187        81,138
  Miller (Herman)                       2,060        46,906
  Nordson Corporation                     957        24,777
  Pentair Inc.                          1,394        55,579
  Precision Castparts                   1,491        52,334
  Quanta Services Inc.*                 3,284        27,159
  Republic Services                     4,534       102,650
  Rollins Inc.                          1,275        22,746
  Sequa Corp.                             296        12,672
  Sotheby's Holdings*                   1,744        18,870
  SPX Corp.*                            2,207        99,933
  Stericycle Inc.*                      1,152        54,340
  Swift Transportation*                 2,348        53,276
  Sylvan Learning Systems Inc.*         1,161        31,672
  Tecumseh Products Co.                   522        19,476
  Teleflex                              1,116        48,468
  The Brink's Company                   1,534        26,630
  Trinity Industries Inc.               1,299        33,579
  United Rentals*                       2,181        35,092
  Valassis Communication*               1,471        38,834
  Viad Corp.                            2,501        59,724
  Werner Enterprises Inc.               1,807        41,398
  York International                    1,121        38,775
                                                -----------
                                                  2,935,919
                                                -----------
CONSUMER TECHNOLOGY - 14.79%
  3Com Corp.*                          10,263        60,552
  Activision, Inc.*                     2,484        29,684
  Acxiom Corp.*                         2,428        38,265
  Adtran Inc.                           1,070        65,463
  Advanced Fibre Communications*        2,403        50,391
  Advent Software, Inc.*                  903        14,529
  Affiliated Computer*                  3,757       182,928
  Arrow Electronics*                    2,846        52,338
  Ascential Software Corp.*             1,646        30,500
  Atmel Corp.*                         13,251        53,137
  Avnet, Inc*                           3,385        55,920
  Avocent Corp*                         1,296        39,256
  BISYS Group*                          3,387        44,539
  Cabot Microelectronics Corp.*           689        38,405
  Cadence Design Systems*               7,556       101,250
  CDW Corporation                       2,367       136,671
  Ceridian Corp.*                       4,195        78,111
  Certegy, Inc.                         1,866        59,917
  Checkfree Corp*                       2,239        44,780
  CommScope Inc.*                       1,667        20,104
  Credence Systems*                     1,785        20,528
  Cree Inc.*                            2,075        38,429
                                       SHARES         VALUE

                                         ------------------
CONSUMER TECHNOLOGY - 14.79%
(CONTINUED)
  CSG Systems International*            1,479   $    21,845
  Cypress Semiconductor*                3,339        59,034
  Diebold, Inc.                         2,042       103,427
  DST Systems Inc.*                     3,361       126,374
  Fair, Isaac Corporation               1,333        78,594
  Fairchild Semiconductor*              3,316        54,979
  Gartner, Inc.                         2,257        24,579
  Harris Corp.                          1,880        67,285
  Henry (Jack) & Assoc.                 2,485        43,214
  Imation Corp.                         1,008        32,911
  Integrated Circuit Systems Inc.*      1,967        59,089
  Integrated Device Technology*         2,930        36,391
  Internet Security Systems Inc.*       1,406        17,575
  Intersil Corp.*                       3,875        92,225
  International Rectifier*              1,815        67,953
  Keane Inc.*                           1,886        24,102
  KEMET Corp.*                          2,445        31,149
  Lam Research*                         3,586        79,430
  Lattice Semiconductor Corp.*          3,180        22,610
  Legato Systems Inc.*                  3,291        36,892
  LTX Corp.*                            1,399        15,753
  Macromedia Inc.*                      1,747        43,221
  Macrovision Corporation*              1,373        25,359
  McData Corp.*                         3,239        38,771
  Mentor Graphics Corp.*                1,909        33,465
  Micrel Inc.*                          2,603        31,731
  Microchip Technology
     Incorporated                       5,763       137,966
  MPS Group Inc.*                       2,872        25,848
  National Instruments                  1,455        58,564
  Network Associates, Inc.*             4,422        60,847
  Newport Corporation*                  1,093        15,411
  Overture Services Inc.*               1,801        47,708
  Plantronics Inc.*                     1,233        29,432
  Plexus Corp.*                         1,198        18,616
  Polycom Inc.*                         2,793        46,391
  Powerwave Technologies Inc.*          1,867        12,360
  Quantum Corp.*                        4,882        15,036
  Retek Inc.*                           1,524        10,287
  Reynolds & Reynolds                   1,892        52,125
  RF Micro Devices, Inc.*               5,181        48,131
  RSA Security Inc.*                    1,643        23,462
  SanDisk Corporation*                  2,185       139,271
  Semtech Corp*                         2,075        38,305
  Silicon Laboratories Inc.*            1,387        62,345
  Storage Technology*                   3,075        74,231
  Sybase Inc.*                          2,668        45,383
  Synopsys, Inc.*                       4,390       135,080
  Tech Data Corp.*                      1,603        49,452
  Titan Corp.*                          2,244        46,765
  Transaction Systems Architects
     Inc.*                              1,013        16,827
  Triquint Semiconductor Inc.*          3,781        21,174
  Varian Inc.*                            959        30,036
  Vishay Intertechnology*               4,517        79,138
  Wind River Systems Inc.*              2,251        12,808
                                                -----------
                                                  3,876,654
                                                -----------
MATERIALS - 3.67%
  Airgas Inc.                           2,036        36,241
  Albemarle Corp.                       1,165        31,979
  Arch Coal Inc.                        1,485        32,982
  Bowater Inc.                          1,565        65,824
  Cabot Corp.                           1,748        49,835

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX FUND
------------------------------------------------------------------------

                                       SHARES         VALUE

                                         ------------------
MATERIALS - 3.67% (CONTINUED)
  Carpenter Technology Corp.              631   $    13,529
  Crompton Corporation                  3,232        18,778
  Cytec Industries*                     1,088        39,712
  Ferro Corp.                           1,151        24,585
  FMC Corp.*                              995        25,074
  Glatfelter                            1,235        14,548
  IMC Global Inc.                       3,259        20,890
  Longview Fibre Co.                    1,445        14,118
  Lubrizol Corp.                        1,462        47,442
  Lyondell Chemical Co.                 4,560        58,277
  Martin Marietta                       1,382        50,374
  Minerals Technologies Inc.              568        28,911
  Olin Corp.                            1,641        25,961
  Packaging Corp. of America*           2,960        57,483
  Peabody Energy                        1,483        46,522
  Potlatch Corp.                          811        24,103
  Rayonier Inc.                         1,181        47,948
  RPM International Inc.                3,279        42,824
  Sonoco Products                       2,736        60,055
  Valspar Corp                          1,427        66,570
  Wausau-Mosinee Paper Corp.            1,458        17,802
                                                -----------
                                                    962,367
                                                -----------
TELECOMMUNICATION SERVICES - .56%
  Cincinnati Bell Inc.*                 6,874        34,989
  Price Communications Corp.*           1,543        19,133
  Telephone & Data Systems              1,629        92,104
                                                -----------
                                                    146,226
                                                -----------
UTILITIES - 6.07%
  AGL Resources                         1,790        50,424
  Alliant Energy                        3,048        67,056
  Aquila, Inc.*                         5,541        18,729
  Black Hills                             908        28,021
  DPL Incorporated                      3,576        61,328
  Duquesne Light Holdings, Inc.         2,114        32,640
  Energy East                           4,113        92,255
  Equitable Resources                   1,765        72,542
  Great Plains Energy Inc.              1,958        59,367
  Hawaiian Electric Industries          1,049        45,663
  IDACORP Inc. Hldg. Co.                1,081        27,566
  MDU Resources                         2,100        70,938
  National Fuel Gas                     2,286        52,235
  Northeast Utilities                   3,765        67,469
                                       SHARES         VALUE

                                         ------------------
UTILITIES - 6.07% (CONTINUED)
  NSTAR                                 1,500   $    71,250
  OGE Energy Corp.                      2,239        50,579
  ONEOK Inc.                            2,117        42,700
  Pepco Holdings, Inc.                  4,829        83,445
  Phila Suburban                        1,927        46,402
  PNM Resources Inc.                    1,106        31,012
  Puget Energy, Inc.                    2,655        59,552
  Questar Corp.                         2,337        72,003
  SCANA Corp .                          3,137       107,442
  Sierra Pacific Resources*             3,317        16,087
  Vectren Corporation                   2,104        49,696
  Westar Energy Inc.                    2,035        37,546
  WGL Holdings Inc.                     1,377        37,978
  Wisconsin Energy                      3,291       100,605
  WPS Resources Corp.                     911        37,533
                                                -----------
                                                  1,590,063
                                                -----------
    Total Common Stocks (cost
       $23,538,577)                              24,127,182
                                                -----------

UNIT INVESTMENT TRUST(3) - 3.22%
  S&P MidCap 400 Depositary
     Receipts                           9,053       845,098
                                                -----------
    Total Unit Investment Trust
       (cost $716,586)                              845,098
                                                -----------

SHORT-TERM INVESTMENTS(3) - 4.51%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.37%                     883,470       883,470
                                                -----------

                                    PRINCIPAL         VALUE

                                         ------------------
U.S. TREASURY BILL - 1.14%
  (0.000% due 12/18/03)             $ 300,000   $   299,429
                                                -----------
    Total Short-Term Investments
       (cost $1,182,869)                          1,182,899
                                                -----------
TOTAL INVESTMENTS - 99.78%
   (cost $25,438,032)(1)                         26,155,179
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 15.56%                       4,078,173
                                                -----------
OTHER ASSETS AND
LIABILITIES - (15.34)%                           (4,020,378)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $26,212,974
                                                ===========

-------------

*         Non-income producing
(1) For federal income tax purposes, cost is $25,539,969 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $4,221,976 and ($3,606,766),
          respectively, with a net appreciation/depreciation of $615,210.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $1,173,805 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts with the same market value as of September 30, 2003:

                                                        UNREALIZED
                                                     APPRECIATION/
TYPE                                   CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------
S&P MidCap 400 Index (12/03)               4           $(22,300)
S&P MidCap 400 Index Mini (12/03)          3           $ (3,915)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND            SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE

                                         ------------------
COMMON STOCKS - 95.25%
BASIC MATERIALS - 3.47%
  Aceto Corp                              228   $     3,192
  AK Steel Holding Corp.*               2,488         4,976
  Albemarle Corp.                         819        22,482
  Allegheny Technologies Inc            2,079        13,616
  AMCOL International Corp.               491         6,069
  Arch Chemicals Inc.                     507        10,546
  Brush Engineered Materials Inc.*        343         3,516
  Buckeye Technologies Inc.*              685         6,227
  Cabot Microelectronics Corp.*           472        26,309
  Caraustar Industries Inc.*              673         5,875
  Carpenter Technology Corp.              512        10,977
  Century Aluminum Co.*                   316         3,429
  Cleveland-Cliffs Inc.*                  234         5,990
  Coeur Dalene Mines Corp*              3,807        11,840
  Crompton Corporation                  2,936        17,058
  Deltic Timber Corp.                     247         7,143
  Ethyl Corp*                             375         4,718
  Ferro Corp.                             911        19,459
  FMC Corp.*                              904        22,781
  H.B. Fuller Co.                         729        17,693
  Georgia Gulf Corp.                      715        16,695
  Gibraltar Steel Corp.                   243         5,356
  Glatfelter                              731         8,611
  Great Lakes Chemical Corp.              930        18,702
  Hecla Mining Co.*                     2,809        14,719
  Hercules, Inc.*                       2,323        26,320
  IMC Global Inc.                       2,782        17,833
  Liquidmetal Technologies*               440         1,386
  Longview Fibre Co.                    1,312        12,818
  Louisiana-Pacific Corp.*              2,686        37,013
  MacDermid Inc.                          695        18,383
  Material Sciences Corp.*                201         2,054
  Millennium Chemicals Inc.             1,630        15,567
  Minerals Technologies Inc.              446        22,701
  NL Industries Inc.                      189         3,075
  Octel Corp.                             257         4,472
  Olin Corp.                            1,381        21,847
  Om Group Inc*                           728        10,658
  Omnova Solutions Inc.*                  845         2,966
  PolyOne Corp.                         2,355         9,255
  Pope & Talbot Inc.                      402         6,078
  Potlatch Corp.                          672        19,972
  Quaker Chemical Corp.                   202         4,699
  Reliance Steel & Aluminum Co.           616        13,669
  Rock-Tenn Co.                           627         9,142
  Royal Gold Inc.                         410         7,503
  RTI International Metals Inc.*          487         5,123
  Ryerson Tull Inc.                       557         4,345
  Schnitzer Steel Industries Inc.         232         6,967
  A. Schulman Inc.                        757        12,006
  Schweitzer-Mauduit International
     Inc.                                 380         9,595
  Sensient Technologies Corp.           1,018        21,378
  Solutia Inc.                          2,688        10,725
  Spartech Corp.                          592        12,610
  Steel Dynamics Inc.*                    964        14,595
  Stepan Co.                              132         3,006
  Stillwater Mining Co.*                  983         6,193
  Symyx Technologies Inc.*                595        12,816
                                       SHARES         VALUE
BASIC MATERIALS - 3.47%
(CONTINUED)
  USEC Inc.                             2,108   $    13,764
  Valhi Inc.                              687         7,736
  W.R. Grace & CO.*                     1,683         5,217
  Wausau-Mosinee Paper Corp.              946        11,551
  Wellman Inc.                            819         6,151
                                                -----------
                                                    719,168
                                                -----------
COMMUNICATIONS - 8.89%
  1-800 Contacts Inc.*                    137         2,765
  1-800-FLOWERS.COM Inc.*                 482         3,625
  4 Kids Entertainment Inc.*              311         6,562
  ACME Communications Inc.*               215         1,623
  Adaptec Inc*                          2,753        20,813
  Advo Inc.*                              512        21,315
  Aeroflex Inc.*                        1,341        11,868
  Aether Systems Inc.*                    934         4,268
  Agile Software Corp.*                 1,110        10,567
  Akamai Technologies Inc.*             2,639        11,321
  Alloy Inc.*                             877         4,911
  Anaren Microwave Inc.*                  571         7,286
  Anixter International Inc.*             799        18,193
  APAC Customer Services Inc.*            771         1,928
  Applied Signal Technology               225         4,489
  Aquantive Inc.*                       1,007         9,325
  Ariba Inc.                            6,892        20,952
  Arris Group Inc.*                     1,365         7,849
  Asiainfo Holdings Inc.*                 763         5,143
  Ask Jeeves Inc*                         888        15,451
  Aspect Communications Corp.*            788         6,564
  At Road Inc.*                           668         8,985
  Audiovox Corporation*                   427         5,393
  Autobytel Inc*                          717         6,826
  Avanex Corp.*                         1,483         7,193
  Beasley Broadcast Group Inc.*           105         1,451
  Black Box Corp.                         437        17,397
  Boston Communications Group
     Inc.*                                410         4,088
  Broadvision Inc*                        659         3,231
  Cable Design Technologies Corp.*      1,091         8,728
  C-COR.net Corp.*                        810         5,346
  Centennial Communications Corp.*        275         1,397
  Centillium Communications Inc.*         752         5,317
  Charter Communications*               6,656        27,423
  Cincinnati Bell Inc.*                 4,413        22,462
  Cmgi Inc*                             9,477        14,689
  CNET Networks Inc.*                   2,594        18,366
  Commonwealth Telephone
     Enterprises Inc.*                    556        22,312
  CommScope Inc.*                       1,324        15,967
  Computer Network Technology
     Corp.*                               693         6,015
  Comtech Telecommunications*             291         6,958
  Corvis Corporation*                   7,852        10,051
  Courier Corp.                            97         4,938
  Crown Media Holdings Inc.*              322         2,634
  CT Communications Inc.                  451         5,096
  Cumulus Media Inc.*                   1,104        18,823
  D & E Communications Inc                330         4,679
  Digital Generation Systems*             738         1,608
  Digital Insight Corp.*                  746        14,845
  Digital River Inc.*                     650        17,778
  Digitalthink Inc*                       903         2,321
  Digitas Inc.*                           399         2,897
  Ditech Communications Corp*             665         5,839
  Dobson Communications Corp*             493         4,003

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX FUND
-----------------------------------------------------------------------

                                       SHARES         VALUE
COMMUNICATIONS - 8.89% (CONTINUED)
  drugstore.com inc.*                     813   $     6,219
  E.piphany Inc.*                       1,429         7,131
  EarthLink Inc.*                       3,026        24,904
  Ecollege.Com Inc*                       299         6,022
  E-Loan Inc*                           1,148         4,167
  EMS Technologies Inc.*                  274         4,653
  Enterasys Networks Inc.*              5,216        20,864
  Entrust Inc.*                         1,244         6,108
  eResearch Technology Inc.*              459        15,987
  eSpeed Inc.*                            604        13,656
  Extreme Networks Inc.*                2,477        15,630
  F5 Networks Inc.*                       571        10,986
  Findwhat.Com*                           285         4,925
  Finisar Corp.*                        3,538         7,961
  Fisher Communications Inc.*             126         5,941
  FreeMarkets Inc.*                       951         7,400
  FTD Inc*                                 79         1,778
  General Communications Inc.*          1,133         9,427
  Golden Telecom Inc.*                    322         8,803
  Gray Television, Inc.                 1,024        11,960
  Grey Global Group Inc.                   23        17,505
  GSI Commerce Inc.*                      396         3,952
  Harmonic Inc.*                        1,552         9,731
  Harris Interactive Inc.*              1,090         7,674
  Hickory Tech Corp.                      332         3,801
  Hollinger International Inc.          1,077        13,301
  Homestore Inc.*                       2,232         6,183
  Hungarian Telephone & Cable*             86           796
  Hypercom Corp.*                         667         3,595
  Inet Technologies Inc.*                 334         4,322
  Infonet Services Corp.*               1,752         3,644
  Information Holdings Inc.*              325         6,510
  Infospace Inc*                          651        13,287
  Insight Communications Co. Inc.*      1,140        10,853
  Interland Inc*                          310         2,384
  Internet Security Systems Inc.*         954        11,925
  Interwoven Inc.*                      2,643         7,004
  Intrado Inc.*                           371         8,451
  Ixia*                                   590         6,383
  j2 Global Communications Inc.*          426        16,116
  Jni Corp*                               590         4,101
  Journal Register Co.*                   796        14,925
  Kana Software Inc*                      592         2,321
  Keynote Systems Inc.*                   492         5,732
  Kvh Industries Inc*                     249         6,277
  Liberty Corp.                           417        17,493
  Lightbridge Inc.*                       697         6,573
  LIN TV Corp*                            686        14,584
  Lionbridge Technologies Inc*            579         4,348
  LodgeNet Entertainment Corp.*           269         4,170
  LookSmart Ltd.*                       1,959         6,151
  MarketWatch.Com Inc*                    153         1,279
  Martha Stewart Living Omnimedia
     Inc.*                                311         2,877
  MasTec Inc.*                            506         4,908
  MatrixOne Inc.*                       1,104         5,443
  Mcleodusa Inc*                        1,567         2,178
  Mediacom Communications Corp.*        1,285         8,610
  Metro One Telecommunications
     Inc.*                                480         1,670
  MRV Communications Inc.*              2,550         7,166
  Neoforma Inc.*                          201         2,824
  Net.Bank Inc.                         1,232        15,338
  Net2Phone Inc.*                         637         4,019
                                       SHARES         VALUE
COMMUNICATIONS - 8.89% (CONTINUED)
  Netegrity Inc.*                         657   $     6,577
  Netflix Inc.*                           272         9,142
  NetRatings Inc.*                        259         2,417
  Network Equipment Tech Inc*             581         5,316
  New Focus Inc.*                       1,443         6,479
  Newport Corporation*                    993        14,001
  NIC Inc.*                               757         3,565
  Nii Holdings Inc*                       305        18,205
  North Pittsburgh Systems Inc.           385         6,518
  Openwave Systems Inc.*                4,639        19,577
  Oplink Communications Inc.*           2,836         7,175
  Opsware Inc*                          1,228         8,964
  Optical Communications Products
     Inc.*                                406           958
  Overstock.com Inc.*                     227         3,380
  Overture Services Inc.*               1,636        43,338
  Paxson Communications Corp.*            760         3,770
  PC-Tel Inc.*                            504         5,378
  Pegasus Communications Corp*             80         1,190
  Plantronics Inc.*                     1,030        24,586
  Playboy Enterprises Inc.*               373         5,427
  Portal Software*                        639         9,259
  Powerwave Technologies Inc.*          1,694        11,214
  Price Communications Corp.*           1,037        12,859
  Priceline.Com Inc                       529        15,336
  PRIMEDIA Inc.*                        3,788        10,796
  Primus Telecommunications Group*      1,261         8,512
  ProQuest Co.*                           610        16,043
  Proxim Corp.*                         3,122         4,652
  PTEK Holdings Inc.*                   1,096         8,932
  Pulitzer Inc.                           118         6,148
  R.H. Donnelley Corp.*                   509        20,569
  Raindance Communications Inc.*        1,227         3,387
  RCN Corp.*                            1,390         2,558
  Regent Communications Inc.*             895         5,460
  Register.com Inc.*                      839         3,784
  Remec Inc.*                           1,467        14,963
  Riverstone Networks Inc.*             3,354         3,354
  RSA Security Inc.*                    1,224        17,479
  S1 Corp.*                             1,781         8,994
  Safeguard Scientifics Inc.*           3,064        10,418
  Safenet Inc*                            219         7,912
  Saga Communications Inc.*               348         6,734
  Salem Communications Corp.*             223         4,324
  Sapient Corp.*                        1,985         7,126
  Sba Communications Corp*              1,112         3,558
  Secure Computing Corp.*                 820         9,578
  SeeBeyond Technology Corp.*           1,232         3,154
  Shenandoah Telecommunications
     Co.                                   84         3,238
  Sinclair Broadcast Group Inc.*          976         9,916
  Sohu.Com Inc*                           434        13,497
  SonicWALL Inc.*                       1,323         7,660
  Sonus Networks Inc.*                  5,088        35,260
  Spanish Broadcasting System
     Inc.*                                812         6,902
  SpectraLink Corp.*                      411         7,677
  Stamps.com Inc.*                        938         5,459
  Stellent Inc*                           451         3,500
  Stratex Networks, Inc.*               2,128         8,193
  Supportsoft Inc*                        635         7,106
  SureWest Communications                 373        12,402
  Sycamore Networks Inc.*               4,238        20,766
  Symmetricom Inc*                        966         6,115
  Talk America Holdings Inc.*             672         7,668

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND            SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                       SHARES         VALUE
COMMUNICATIONS - 8.89% (CONTINUED)
  Tekelec*                              1,307   $    20,402
  Tellium Inc.*                         2,496         3,519
  Terayon Communication Systems
     Inc.*                              1,679         9,654
  TheStreet.com Inc*                      326         1,467
  Thomas Nelson Inc.                      204         2,817
  TIBCO Software Inc.*                  2,154        11,524
  Time Warner Telecom Inc.*             1,027         9,510
  Tollgrade Communications Inc.*          348         5,592
  Triton PCS Holdings Inc.*               565         2,520
  TriZetto Group Inc.*                    795         5,327
  Turnstone Systems Inc.*                 867         2,488
  United Online Inc.*                     731        25,380
  Value Line Inc.                          35         1,680
  ValueClick Inc.*                      1,695        14,254
  ValueVision Media Inc.*                 434         6,905
  Verity Inc.*                            538         7,032
  Verso Technologies Inc*               2,303         8,635
  ViaSat Inc.*                            534         9,511
  Vignette Corp.*                       5,300        12,190
  Vitria Technology Inc*                  471         2,378
  Warwick Valley Telephone Co              46         3,588
  WatchGuard Technologies Inc.*           843         4,510
  WebEx Communications, Inc.*             618        11,736
  webMethods Inc.*                      1,174         9,369
  Websense Inc.*                          505        10,740
  Westell Technologies Inc*             1,137         8,516
  Western Wireless Corp.*               1,351        25,183
  Wiltel Communications*                  675        10,786
  World Wrestling Entertainment
     Inc.                                 311         3,116
  Young Broadcasting Inc.*                322         6,308
                                                -----------
                                                  1,841,862
                                                -----------
CONSUMER CYCLICAL - 12.96%
  7-Eleven Inc.*                          590         8,101
  A.S.V. Inc*                             170         3,245
  A.C. Moore Arts & Crafts Inc.*          323         7,196
  Action Performance Cos.                 395         9,654
  Advanced Marketing Services Inc.        375         3,833
  Aeropostale Inc.*                       489        13,227
  Aftermarket Technology Corp.*           361         4,119
  AirTran Holdings Inc.*                1,694        28,375
  Alaska Air Group Inc.*                  604        16,803
  Alliance Gaming Corp.*                1,267        25,695
  Ambassadors Group Inc.*                 133         2,262
  Ambassadors International               153         1,874
  AMC Entertainment Inc.*                 797        10,680
  America West Holdings Corp*             764         7,434
  American Woodmark Corp.                 141         6,311
  Americas Car-Mart Inc*                  104         3,115
  Ameristar Casinos Inc.*                 275         6,886
  AMR Corp*                             4,016        45,983
  Angelica Corp.                          226         4,294
  AnnTaylor Stores Corp.*               1,145        36,800
  Applica Inc.                            491         2,971
  Arctic Cat Inc.                         381         7,365
  Argosy Gaming Co.*                      585        14,274
  Asbury Automotive Group Inc.*           311         5,178
  Atlantic Coast Airlines Holdings
     Inc.*                              1,067         9,080
  Aviall Inc.*                            507         6,277
  Aztar Corp.*                            724        12,822
  Bally Total Fitness Holding
     Corp.*                               766         6,626
  Bandag, Inc.                            293         9,883
                                       SHARES         VALUE
CONSUMER CYCLICAL - 12.96%
(CONTINUED)
  Bassett Furniture Industries
     Inc.                                 258   $     3,496
  Beazer Homes USA Inc.*                  336        28,358
  bebe Stores Inc.*                       121         3,279
  Big 5 Sporting Goods Corp*              328         5,012
  BJ's Wholesale Club*                  1,779        34,459
  Blair Corp.                             170         3,536
  Blue Rhino Corp*                        281         3,113
  Bob Evans Farms                         900        24,039
  Boca Resorts Inc.*                      639         8,281
  Boyd Gaming Corp.                       822        12,544
  Boyds Collection Ltd.*                  486         2,192
  Brookfield Homes Corp                   404         7,486
  Brookstone Inc.*                        309         6,127
  Brown Shoe Co. Inc.                     456        14,455
  Building Materials Holding Corp.        315         4,127
  Burlington Coat Factory
     Warehouse Corp.                      469         8,770
  California Pizza Kitchen Inc.*          426         7,412
  Carmike Cinemas Inc.*                    35           921
  Casey's General Stores Inc.           1,137        15,952
  Cash America International Inc.         622        10,201
  Casual Male Retail Group Inc*           776         5,735
  Cato Corp.                              428         8,633
  Cec Entertainment Inc*                  600        23,520
  Central European Distribution
     Corp*                                179         4,896
  Champion Enterprises Inc.*            1,344         8,534
  Charlotte Russe Holding Inc.*           291         2,994
  Charming Shoppes Inc.*                2,617        14,943
  Cherokee Inc.*                          158         3,350
  Chicago Pizza & Brewery Inc.*           276         3,243
  Children's Place Retail Stores
     Inc.*                                322         5,522
  Choice Hotels International
     Inc.*                                504        14,626
  Christopher & Banks Corp                903        21,546
  Churchill Downs Inc.                    153         5,811
  CKE Restaurants Inc.*                 1,208         7,792
  Coachmen Industries Inc.                356         4,169
  Coldwater Creek Inc.*                   303         2,975
  Kenneth Cole Productions Inc.           145         3,786
  Cole National Corp.*                    307         3,825
  Collins & Aikman Corp.*                 805         2,721
  Continental Airlines, Inc.*           1,688        27,987
  Cost Plus Inc.*                         549        20,269
  CSK Auto Corp.*                         853        13,153
  Dave & Buster's Inc.*                   284         2,925
  Deb Shops Inc.                          111         2,037
  Department 56 Inc.*                     317         4,026
  DHB Industries Inc.*                    519         2,258
  Dicks Sporting Goods Inc*               324        12,098
  Dominion Homes Inc.*                     96         2,470
  Dover Motorsports Inc.                  372         1,399
  Dover Downs Gaming &
     Entertainment Inc.                   215         1,767
  Dress Barn Inc.*                        488         6,686
  Duane Reade Inc.*                       555         8,852
  Dura Automotive Systems Inc.*           391         3,722
  Electronics Boutique Holdings
     Corp.*                               342         9,771
  Emerson Radio Corp*                     424         1,590
  ExpressJet Holdings Inc.*               772        10,654
  Finlay Enterprises Inc.*                159         2,310
  Fleetwood Enterprises Inc.*             923         8,556
  Footstar Inc.*                          492         3,326
  Fred's Inc.                             991        32,663
  Friedman's Inc.                         434         6,054
  Frontier Airlines Inc.*                 762        12,543

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX FUND
------------------------------------------------------------------------

                                       SHARES         VALUE
CONSUMER CYCLICAL - 12.96%
(CONTINUED)
  G&K Services Inc.                       437   $    15,295
  Galyan's Trading Co. Inc.*              171         1,746
  Gamestop Corp*                          541         8,602
  Gaylord Entertainment Co.*              317         7,782
  Genesco Inc.*                           558         8,961
  Goody's Family Clothing Inc.            472         4,654
  Group 1 Automotive Inc.*                420        14,507
  Guess? Inc.*                            194         1,727
  Guitar Center Inc.*                     346        11,127
  Gymboree Corp.*                         755        10,638
  Hampshire Group Ltd*                     51         1,624
  Hancock Fabrics Inc.                    372         5,870
  Handleman Co.                           612        10,331
  Haverty Furniture Cos. Inc.             406         7,422
  Hibbett Sporting Goods Inc.*            280         6,698
  Hollywood Entertainment Corp.*        1,364        23,188
  Hooker Furniture Corp                    78         2,728
  Hot Topic Inc.*                       1,210        27,273
  Hughes Supply Inc.                      602        19,535
  IHOP Corp.                              508        16,688
  Insight Enterprises Inc.*             1,185        18,036
  Interface Inc.*                       1,117         6,054
  Intertan Inc.*                          527         4,822
  Isle of Capri Casinos Inc.*             387         7,666
  J. Jill Group Inc.*                     441         5,072
  Jack in the Box Inc.*                   874        15,557
  JAKKS Pacific Inc.*                     631         7,692
  Jo-Ann Stores Inc.                      390        10,881
  Jos A Bank Clothiers Inc*               114         5,013
  K Mart*                              13,009             1
  K2 Inc.*                                603         8,955
  Kellwood Co.                            674        22,545
  Keystone Automotive Industries
     Inc.*                                295         6,402
  Kimball International Inc.              565         8,283
  Kirklands Inc*                          276         4,424
  K-Swiss Inc.                            309        11,121
  La Quinta Corp.*                      3,551        22,123
  Landry's Restaurants Inc.               555        11,433
  Libbey Inc.                             316         8,788
  Linens 'N Things Inc.*                1,133        26,943
  Lithia Motors Inc.                      333         6,650
  Lone Star Steakhouse & Saloon
     Inc.                                 390         8,151
  Longs Drug Stores                       764        15,379
  M/I Schottenstein Homes Inc.            264        10,473
  Macrovision Corporation*              1,052        19,430
  Magna Entertainment Corp.*            1,010         4,202
  Mair Holdings Inc*                      244         1,657
  Marcus Corp.                            494         7,538
  Marine Products Corp.                   145         2,134
  MarineMax Inc.*                         208         3,018
  Maxwell Shoe Co.*                       355         5,098
  Men's Wearhouse Inc.*                   891        22,854
  Meritage Corp.*                         232        10,962
  Mesa Air Group Inc.*                    677         7,515
  Mobile Mini Inc.*                       340         6,559
  Modine Manufacturing Co.                596        14,185
  Modtech Holdings Inc.*                  200         1,588
  Monaco Coach Corp.*                     653        10,807
  Mothers Work Inc.*                      106         3,217
  Movado Group Inc.                       189         4,139
  Movie Gallery Inc.*                     621        12,203
  MTR Gaming Group Inc.*                  585         5,072
                                       SHARES         VALUE
CONSUMER CYCLICAL - 12.96%
(CONTINUED)
  Multimedia Games Inc.*                  273   $     9,934
  National Presto Industries Inc.         121         4,155
  Nautilus Group Inc.                     732         9,238
  Navigant International Inc.*            323         4,525
  Noland Co                                17           581
  Northwest Airlines Corp*              1,560        15,132
  Nu Skin Enterprises Inc.                817        10,417
  O'Charley's Inc.*                       513         7,608
  OfficeMax Inc.*                       3,190        29,890
  Oneida Ltd.                             374         1,152
  Orleans Homebuilders Inc*                43           508
  Oshkosh B'Gosh Inc.                     202         5,195
  Oshkosh Truck Corp                      778        30,817
  Owens & Minor Inc.                      809        19,497
  Oxford Industries Inc.                  148         9,502
  P.F. Chang's China Bistro Inc.*         649        29,432
  Pacific Sunwear of California
     Inc.*                              1,815        37,498
  Palm Harbor Homes Inc.*                 441         7,554
  Panera Bread Co.*                       714        29,245
  Pantry Inc*                             136         1,644
  Papa John's International Inc.*         289         7,170
  Party City Corp.*                       258         3,194
  Payless Shoesource Inc.*              1,745        22,580
  PC Connection Inc.*                     172         1,617
  Pegasus Solutions Inc.*                 637         8,810
  Penn National Gaming Inc.*              790        16,843
  Pep Boys-Manny Moe & Jack             1,233        18,865
  Perry Ellis International*               94         2,684
  Petco Animal Supplies Inc*              920        28,704
  Phillips-Van Heusen Corp.               640         9,606
  Pinnacle Entertainment Inc.*            552         3,864
  Prime Hospitality Corp.*                946         8,221
  Quiksilver Inc.*                      1,393        22,218
  Rare Hospitality International
     Inc.*                                758        18,869
  Raytech Corp.*                          183           642
  RC2 Corp*                               344         6,608
  Red Robin Gourmet Burgers*              225         5,729
  Restoration Hardware Inc.*              492         2,859
  Rex Stores Corp.*                       176         2,297
  Russell Corp.                           676        11,019
  Ryan's Family Steak Houses Inc.*      1,082        13,839
  ScanSource Inc.*                        274        10,012
  School Specialty Inc.*                  418        11,792
  Scientific Games Corp.*               1,265        14,434
  SCP Pool Corp.*                         768        21,366
  Select Comfort Corporation*             504        13,356
  Sharper Image Corp.*                    240         5,534
  Shoe Carnival Inc.*                     186         2,660
  Shopko Stores Inc.*                     703        10,545
  Shuffle Master Inc.*                    427        11,606
  Skechers USA Inc.*                      477         3,539
  Skyline Corp.                           156         4,995
  Skywest Inc                           1,480        25,634
  Smart & Final Inc.*                     316         1,975
  Sonic Automotive Inc                    699        16,818
  Sonic Corp.*                            994        25,128
  Speedway Motorsports Inc.               361        10,653
  Sports Authority Inc*                   517        16,265
  Sports Resorts International
     Inc.*                                 36           183
  Stage Stores Inc.*                      377         9,606
  Standard Motor Products Inc.            169         1,707
  Standard Pacific Corp.                  827        31,343

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND             SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
CONSUMER CYCLICAL - 12.96%
(CONTINUED)
  Stanley Furniture Co.                   126   $     3,844
  Stein Mart Inc.*                        520         2,844
  Steinway Musical Instruments
     Inc.*                                113         2,006
  Steven Madden Ltd.*                     257         4,875
  Strattec Security Corp.*                 82         3,908
  Stride Rite Corp.                       945        10,206
  Summit America Television Inc.*         915         2,663
  Superior Industries
     International Inc.                   573        23,235
  Systemax Inc*                           236         1,567
  TBC Corp.*                              431        10,797
  Technical Olympic USA Inc.*              59         1,623
  Tenneco Automotive Inc.*              1,075         6,762
  Bombay Co.*                             863         8,501
  Buckle Inc.*                            193         3,717
  Finish Line Inc.*                       451        11,861
  Steak N Shake Co.*                      568         8,463
  Topps Co.                               801         7,810
  Thor Industries Inc.                    459        24,795
  TiVo Inc.*                              810         6,002
  Too Inc.*                               877        12,918
  Toro Co.                                628        28,260
  Tower Automotive Inc.*                1,444         6,498
  Tractor Supply Co.*                     748        24,541
  Trans World Entertainment Corp.*        350         1,977
  Triarc Companies                        945         9,827
  Tuesday Morning Corp.*                  351         9,767
  Tweeter Home Entertainment Group
     Inc.*                                513         3,940
  Ultimate Electronics Inc.*              282         2,675
  Unifi Inc.*                           1,048         5,030
  UniFirst Corp.                          231         5,461
  United Auto Group Inc.*                 410         9,430
  United Stationers Inc.*                 784        29,541
  Universal Electronics Inc.*             349         4,014
  Urban Outfitters Inc.*                  630        16,418
  US Airways Group, Inc.*               1,776             2
  Vail Resorts Inc.*                      481         6,878
  Vans Inc.*                              462         5,036
  Wabash National Corp.*                  659        10,511
  Warnaco Group Inc (The)*                889        13,860
  Watsco Inc.                             482         9,211
  WCI Communities*                        433         7,145
  Wesco International Inc.*               409         2,139
  West Marine Inc.*                       306         5,829
  Wet Seal Inc.*                          573         5,759
  Weyco Group Inc                          48         2,376
  Whitehall Jewellers Inc.*               274         3,072
  William Lyon Homes Inc.*                108         5,416
  Wilsons The Leather Experts
     Inc.*                                444         3,548
  Winnebago Industries Inc.               319        14,221
  WMS Industries Inc.*                    565        12,803
  Wolverine World Wide Inc.             1,024        19,865
  World Fuel Services Corp.               242         6,793
  Zale Corp*                              824        36,594
                                                -----------
                                                  2,686,645
                                                -----------
CONSUMER DISCRETIONS - 1.20%
  American Eagle Outfitters*            1,341        19,927
  American Greetings*                   1,582        30,738
  Callaway Golf Co.                     1,689        24,102
  Catalina Marketing*                     985        14,962
  Cooper Tire & Rubber                  1,679        26,646
  Dillard Inc.                          1,580        22,089
                                       SHARES         VALUE
CONSUMER DISCRETIONS - 1.20%
(CONTINUED)
  Emmis Communications*                 1,139   $    22,985
  Extended Stay America*                1,830        27,323
  Goodyear Tire & Rubber                3,871        25,431
  Six Flags Inc.*                       2,378        12,508
  Visteon Corp.                         3,356        22,150
                                                -----------
                                                    248,861
                                                -----------
CONSUMER NON-CYCLICAL - 17.74%
  aaiPharma Inc.*                         358         6,125
  Aaron Rents Inc.                        612        12,821
  Abgenix Inc.*                         2,257        32,704
  Able Laboratories Inc*                  338         6,324
  ABM Industries Inc.                     966        13,669
  Accredo Health Inc*                   1,227        34,344
  Aclara Biosciences Inc*                 623         2,467
  Administaff Inc.*                       503         4,472
  Adolor Corp.*                           811        14,882
  Advanced Medical Optics*                745        13,380
  Advanced Neuromodulation Systems
     Inc.*                                467        18,613
  Advisory Board Co.*                     249        11,317
  Aksys Ltd.*                             707         7,063
  Alaris Medical Inc.*                    387         6,424
  Albany Molecular Research Inc.*         674         9,982
  Alderwoods Group Inc.*                  952         7,378
  Alexion Pharmaceuticals Inc.*           420         7,001
  Alico Inc.                               90         2,521
  Align Technology Inc.*                1,135        14,199
  Alkermes Inc.*                        1,199        16,450
  Alliance Imaging Inc.*                  306         1,053
  Alpharma Inc.                           994        18,488
  Alteon Inc*                             865         1,644
  American Healthways Inc.*               336        14,109
  American Italian Pasta Co.*             383        14,818
  American Medical Security Group
     Inc.*                                294         5,971
  American Medical Systems
     Holdings Inc.*                       529        11,479
  AmeriGroup Corp.*                       530        23,654
  Amn Healthcare Services Inc*            464         7,535
  Amsurg Inc.*                            453        14,944
  Antigenics Inc.*                        506         6,173
  Aphton Corp.*                           552         3,097
  Celera Genomics Group - Applera
     Corp.*                             1,849        21,615
  Arbitron Inc.*                          764        26,969
  Arden Group Inc.                         36         2,214
  Arena Pharmaceuticals Inc.*             476         3,427
  Ariad Pharmaceuticals Inc.*             896         5,394
  Arrow International Inc.                592        13,616
  ArthroCare Corp.*                       455         8,108
  Aspect Medical Systems Inc*             238         2,444
  AtheroGenics Inc.*                      935        15,652
  Atrix Laboratories Inc.*                527        10,851
  Avant Immunotherapeutics Inc*         1,553         3,743
  Avi Biopharma Inc*                      532         2,750
  Bankrate Inc*                           145         2,027
  Banta Corp.                             604        21,744
  Bentley Pharmaceuticals Inc.*           330         5,363
  Beverly Enterprises Inc.*             2,342        13,865
  Biolase Technology Inc*                 484         5,522
  BioMarin Pharmaceutical Inc.*         1,628        12,470
  Biopure Corp.*                          784         5,072
  BioReliance Corp.*                      130         3,323
  Biosite Inc.*                           268         7,606
  Bone Care International Inc.*           241         3,066

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX FUND
-----------------------------------------------------------------------

                                       SHARES         VALUE
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  Boston Beer Co.*                        189   $     3,009
  Bowne & Co.                             863        12,902
  Bradley Pharmaceuticals Inc.            208         5,668
  Bright Horizons Family Solutions
     Inc.*                                304        12,145
  Bruker Biosciences Corp*                562         2,472
  Cambrex Corp.                           496        11,259
  Candela Corp*                           198         2,526
  Cantel Medical Corp.*                   174         2,321
  Cardiac Science Inc.*                 1,321         5,495
  CardioDynamics International
     Corp.*                               853         3,830
  CDI Corp.                               313         8,460
  Cell Genesys Inc.*                      882        11,096
  Cell Therapeutics Inc.*                 801         9,107
  Centene Corp.*                          376        11,427
  Central Garden & Pet Co.*               406        10,605
  Central Parking Corp.                   464         5,684
  Century Business Services Inc.*       2,083         8,832
  Cepheid*                                724         3,381
  Cerus Corp.*                            376         1,741
  Charles River Associates Inc.*          185         5,278
  Chattem Inc.*                           364         5,052
  Chiquita Brands International
     Inc.*                                883        15,629
  Cholestech Corp.*                       349         2,652
  Chronimed Inc*                          321         2,931
  Cima Labs Inc.*                         368        10,286
  Ciphergen Biosystems Inc.*              551         6,805
  Clark Inc*                              401         5,349
  Closure Medical Corp.*                  172         4,195
  Coca-Cola Bottling Co.
     Consolidated                          93         4,664
  Coinstar Inc.*                          557         7,492
  Collagenex Pharmaceuticals*             197         2,114
  Columbia Laboratories Inc.*             774         9,350
  Conceptus Inc.*                         444         5,816
  CONMED Corp.*                           743        15,336
  Connetics Corp.*                        718        12,967
  Consolidated Graphics Inc.*             285         7,248
  Cooper Cos.                             794        32,356
  Corixa Corp.*                         1,065         8,477
  Corn Products International Inc.        925        29,461
  Cornell Cos. Inc.*                      316         5,198
  Corrections Corp. of America*           899        22,178
  Corvel Corp.*                           167         5,937
  CoStar Group Inc.*                      341         8,866
  Covance Inc.*                         1,578        35,316
  CPI Corp.                               208         3,827
  Cross Country Healthcare Inc*           495         6,975
  CryoLife Inc.*                          419         2,581
  CSS Industries Inc.                     118         3,039
  Cti Molecular Imaging Inc*              621         9,172
  Cubist Pharmaceuticals Inc.*            759         8,190
  CuraGen Corp.*                        1,100         5,533
  Curative Health Services*               273         4,879
  CV Therapeutics Inc.*                   726        15,972
  Cyberonics Inc.*                        511        15,769
  D&K Healthcare Resources Inc.           323         4,541
  Dade Behring Holdings Inc*            1,028        29,041
  Datascope Corp.                         270         8,300
  deCODE genetics Inc.*                 1,171         5,515
  Del Laboratories Inc.*                  117         3,305
  Delta & Pine Land Co.                   962        22,136
  Dendreon Corp*                          203         1,797
  Diagnostic Products Corp                523        19,001
                                       SHARES         VALUE

                                         ------------------
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  Digene Corp.*                           319   $    13,034
  DIMON Inc.                            1,065         7,349
  Discovery Laboratories Inc*             725         5,220
  Diversa Corp.*                          498         3,860
  dj Orthopedics Inc.*                    167         2,330
  Dollar Thrifty Automotive Group
     Inc.*                                588        13,359
  Dov Pharmaceutical Inc*                 267         4,793
  Durect Corp.*                           753         2,530
  Dynacq International Inc.*              146         2,641
  Electro Rent Corp.*                     429         5,367
  Elizabeth Arden Inc.*                   303         4,993
  Encysive Pharmaceuticals Inc*         1,137         7,174
  Ennis Business Forms Inc.               419         5,619
  Enzo Biochem Inc.*                      577        11,257
  Enzon Inc.*                           1,116        12,990
  EPIX Medical Inc.*                      328         5,583
  Esperion Therapeutics Inc.*             756        14,651
  Euronet Worldwide Inc.*                 409         4,973
  EXACT Sciences Corp.*                   375         5,063
  Exactech Inc*                           152         2,485
  Exelixis Inc.*                        1,261         9,004
  Exult Inc.*                             856         6,882
  Farmer Bros. Co.                         19         6,086
  First Consulting Group Inc.*            489         2,435
  First Horizon Pharmaceutical
     Corp.*                               520         3,328
  Flowers Foods Inc.                      828        18,878
  Forrester Research Inc.*                356         5,101
  Fossil Inc.*                            620        15,023
  FTI Consulting Inc.*                  1,058        18,356
  Gartner Inc.*                         2,005        22,095
  Gene Logic Inc.*                        797         3,746
  Genencor International Inc.*            220         3,452
  Genesis Health Ventures Inc.*           619        15,011
  Gen-Probe Corp*                         611        33,098
  Genta Inc.*                           1,205        15,267
  Gentiva Health Services Inc.*           642         7,383
  Geron Corp.*                            760        10,412
  Gevity HR Inc                           352         5,167
  Great Atlantic & Pacific Tea
     Co.*                                 380         3,082
  Green Mountain Coffee Inc.*              91         1,803
  Gtc Biotherapeutics Inc*                594         1,841
  Guilford Pharmaceuticals Inc.*          582         3,603
  Haemonetics Corp.*                      410         9,680
  Hain Celestial Group Inc.*              572        10,370
  Hanger Orthopedic Group Inc.*           531         8,151
  John H. Harland Co.                     714        18,900
  Healthcare Services Group Inc.          240         3,960
  HealthExtras Inc.*                      397         3,418
  Heidrick & Struggles
     International Inc.*                  418         7,077
  Hi-Tech Pharmacal Co Inc*               113         2,652
  Hollis-Eden Pharmaceuticals*            173         4,214
  Hologic Inc.*                           506         6,897
  Hooper Holmes Inc.                    1,457         9,689
  Horizon Organic Holding Corp.*          159         3,806
  Hudson Highland Group Inc*              190         3,656
  ICT Group Inc.*                         141         1,510
  ICU Medical Inc.*                       271         7,374
  iDine Rewards Networks Inc.*            575         9,344
  IGEN International, Inc.*               461        26,646
  ILEX Oncology Inc.*                     840        13,952
  Immucor Inc.*                           328         8,840
  Immunogen Inc.*                       1,042         4,637

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND            SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                       SHARES         VALUE

                                         ------------------
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  Immunomedics Inc.*                    1,071   $     7,840
  Impath Inc.                             402           683
  Impax Laboratories Inc.*                705         8,820
  Inamed Corp.*                           457        33,567
  Incyte Genomics Inc.*                 1,840         8,482
  Indevus Pharmaceuticals Inc.*           964         5,157
  Ingles Markets Inc.                     219         2,146
  Inspire Pharmaceuticals Inc*            720        12,384
  Insurance Auto Auctions Inc.*           224         2,520
  Integra LifeSciences Holdings
     Corp.*                               457        12,929
  Integrated Electrical Services
     Inc.*                                813         5,610
  Inter Parfums Inc.                       87           870
  InterMune Inc.*                         643        12,268
  International Multifoods Corp.*         451        10,531
  Interpore International*                447         6,866
  Interstate Bakeries Corp.             1,150        17,250
  Intuitive Surgical Inc                  409         6,822
  Invacare Corp.                          674        25,329
  Inveresk Research Group Inc*            761        15,106
  Inverness Medical Innovations
     Inc.*                                261         6,629
  Ipayment Inc*                           141         3,209
  ISIS Pharmaceuticals Inc.*            1,140         7,433
  I-Stat Corp*                            396         5,295
  J&J Snack Foods Corp.*                  158         5,498
  Jarden Corp.*                           368        13,892
  John B. Sanfilippo & Son*               137         2,913
  Kelly Services Inc.                     430        10,724
  Kensey Nash Corp.*                      198         4,649
  Kindred Healthcare Inc.*                303        11,347
  Korn/Ferry International*               814         6,716
  KOS Pharmaceuticals Inc.*               267         9,185
  Kosan Biosciences Inc.*                 453         3,606
  Kroll Inc.*                             926        17,224
  K-V Pharmaceutical Co.                  876        19,710
  Kyphon Inc.*                            461         8,990
  La Jolla Pharmaceutical Co.*          1,093         4,317
  LabOne Inc.*                            190         4,433
  Labor Ready Inc.*                     1,027        10,321
  Lance Inc.                              634         6,302
  Landauer Inc.                           205         7,263
  Lannett Co. Inc.*                       151         2,641
  Laserscope*                             335         3,936
  Learning Tree International
     Inc.*                                233         3,907
  Lexicon Genetics Inc.*                  806         4,159
  Lifeline Systems Inc.*                  122         3,848
  Ligand Pharmaceuticals Inc.*          1,464        18,871
  Luminex Corporation*                    539         3,638
  M & F Worldwide Corp*                   261         2,513
  Mail-Well Inc.*                         778         2,723
  Martek Biosciences Corp.*               582        30,654
  Matria Healthcare Inc.*                 238         4,108
  Maui Land & Pineapple Co. Inc.*          79         2,043
  Maximus Inc.*                           396        13,642
  Maxygen Inc.*                           582         5,936
  McGrath RentCorp                        195         5,450
  Medarex Inc.*                         1,892        11,220
  Medical Action Ind Inc*                 199         2,591
  Medical Staffing Networks
     Holdings Inc.*                       281         2,124
  Medicines Co.*                        1,071        27,846
  MedQuist Inc.*                          262         5,072
  MemberWorks Inc.*                       192         6,109
  Mentor Corp.                          1,044        23,803
                                       SHARES         VALUE

                                         ------------------
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  Meridian Bioscience Inc                 252   $     2,525
  Merit Medical Systems Inc.*             424         9,370
  MGI Pharma Inc.*                        652        25,598
  Micro Therapeutics Inc*                 256         1,354
  Midas Inc.*                             360         4,738
  MIM Corp.*                              570         4,275
  Monro Muffler Brake Inc.*               162         4,795
  MPS Group Inc.*                       2,421        21,789
  Myriad Genetics Inc.*                   694         7,884
  Nabi Biopharmaceuticals*              1,004         8,464
  Nash Finch Co.*                         286         4,433
  National Beverage Corp.*                 93         1,404
  National Healthcare Corp.*              167         2,385
  National Processing Inc*                198         3,825
  Nature's Sunshine Products Inc.         236         1,959
  Navigant Consulting Inc.*             1,073        13,209
  NBTY Inc.                             1,322        30,869
  NCO Group Inc.*                         466        10,937
  Nektar Therapeutics*                  1,204        15,411
  NeoPharm Inc.*                          335         5,025
  Neose Technologies Inc.*                358         3,347
  New England Business Service
     Inc.                                 259         6,895
  Newtek Business Services Inc*           217         1,072
  Noven Pharmaceuticals Inc.*             520         5,928
  Novoste Corporation*                    419         1,848
  NPS Pharmaceuticals Inc.*               755        21,027
  Nuvelo Inc*                           1,048         2,746
  Oakley Inc.*                            636         6,360
  Ocular Sciences Inc.*                   477        10,628
  Odyssey HealthCare Inc.*                821        24,467
  Omega Protein Corp*                     155         1,015
  Onyx Pharmaceuticals Inc.*              611        13,167
  Option Care Inc.*                       328         3,939
  OraSure Technologies Inc.*              878         8,341
  Orthodontic Centers Of America*       1,290        10,165
  Orthologic Corp.*                       845         4,546
  OSI Pharmaceuticals Inc.*               995        32,308
  Osteotech Inc*                          393         3,219
  Pain Therapeutics Inc.*                 457         2,811
  Palatin Technologies Inc*             1,074         5,155
  PAREXEL International Corp.*            658        10,081
  Pathmark Stores Inc.*                   694         4,837
  PDI Inc.*                               178         4,365
  Pediatrix Medical Group Inc.*           605        27,860
  Peet's Coffee and Tea Inc.*             270         5,279
  Penwest Pharmaceuticals Co.*            354         7,611
  Peregrine Pharmaceuticals Inc.*       2,669         5,738
  Perrigo Co.                           1,569        19,973
  Pharmacopeia Inc.*                      608         7,721
  Pilgrim's Pride Corp.                   387         4,838
  Playtex Products Inc.*                  761         4,536
  Plexus Corp.*                         1,029        15,991
  PolyMedica Corp.                        464        12,296
  Possis Medical Inc.*                    401         6,256
  Pozen Inc.*                             580        10,312
  Praecis Pharmaceuticals Inc.*         1,151         7,723
  Pre-Paid Legal Services Inc.*           404         9,462
  PRG-Schultz International Inc.*       1,003         5,697
  Princeton Review Inc.*                  410         2,636
  Priority Healthcare Corp.*              887        18,219
  Progenics Pharmaceuticals Inc.*         206         3,547
  Province Healthcare Co.*              1,177        15,242

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX FUND
------------------------------------------------------------------------

                                       SHARES         VALUE
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  PSS World Medical Inc.*               1,743   $    15,460
  Quanta Services Inc.*                 1,879        15,539
  Quidel Corp.*                           696         4,670
  Ralcorp Holdings Inc.*                  742        20,553
  Regeneration Technologies*              597         5,403
  Regeneron Pharmaceuticals Inc.*         879        15,532
  RehabCare Group Inc.*                   408         6,956
  Rent-Way Inc.*                          542         2,911
  Repligen Corp*                          702         3,784
  Resources Connection Inc.*              506        12,350
  Retractable Technologies Inc*           159           971
  Revlon Inc.*                            262           697
  Right Management Consultants*           421         7,612
  Riviana Foods Inc.                      153         4,345
  Robert Mondavi Corp.*                   241         7,466
  Rollins Inc.                            490         8,742
  Roto-Rooter Inc                         252         8,959
  Ruddick Corp.                           838        13,023
  Russ Berrie & Co.                       231         7,782
  Salix Pharmaceuticals Ltd.*             458         8,821
  Sanderson Farms Inc.                    134         4,216
  Savient Pharmaceuticals Inc*          1,440         7,272
  Sciclone Pharmaceuticals Inc*           964         7,616
  Seaboard Corp.                            9         1,936
  Seattle Genetics Inc.*                  542         3,290
  Select Medical Corp*                    592        17,050
  Seminis Inc.*                           377         1,425
  Serologicals Corp.*                     582         7,653
  Sfbc International Inc*                 133         3,781
  Sierra Health Services Inc.*            598        12,289
  Sirna Therapeutics Inc*                 266         1,522
  SM&A*                                   312         3,591
  Sola International Inc.*                590         9,440
  SonoSite Inc.*                          365         7,304
  Sotheby's Holdings*                   1,144        12,378
  Source Interlink Cos Inc*               297         2,792
  SOURCECORP, Incorporated*               391         9,091
  Specialty Laboratories Inc.*            178         2,323
  Spherion Corp.*                       1,522        10,593
  Staar Surgical Co*                      439         4,658
  Standard Commercial Corp.               254         4,674
  Standard Register Co.                   302         5,013
  Star Scientific Inc*                    629         1,145
  StarTek Inc.                            269         8,608
  Stewart Enterprises Inc.*             2,479         9,420
  Strayer Education Inc.                  274        26,499
  Sunrise Assisted Living Inc.*           428        11,226
  SuperGen Inc.*                          754         5,663
  SurModics Inc.*                         359         9,636
  Sybron Dental Specialties Inc.*         980        24,569
  Sylvan Learning Systems Inc.*           852        23,243
  Synovis Life Technologies Inc*          217         5,306
  Tanox Inc.*                             613        12,266
  Techne Corp.*                         1,047        33,284
  Tejon Ranch Co.*                        178         5,927
  Teletech Holdings Inc.*                 890         5,652
  Telik Inc.*                             824        16,521
  TheraSense Inc.*                        618         7,719
  Third Wave Technologies*                616         1,990
  Thoratec Corp.*                       1,224        20,796
  Theragenics Corp.*                      768         4,378
  Transkaryotic Therapies Inc.*           756         7,900
                                       SHARES         VALUE
CONSUMER NON-CYCLICAL - 17.74%
(CONTINUED)
  Trimeris Inc.*                          349   $     8,784
  TriPath Imaging Inc.*                   567         4,933
  Tularik Inc.*                         1,128        11,122
  Tupperware Corp.                      1,335        17,862
  U.S. Physical Therapy Inc.*             305         3,730
  United Natural Foods Inc.*              492        16,329
  United Surgical Partners
     International Inc.*                  442        12,509
  United Therapeutics Corp.*              448        10,120
  Universal Corp.                         638        26,879
  US Oncology Inc.*                     1,763        12,888
  Usana Health Sciences Inc*              113         5,452
  VCA Antech Inc.*                        777        18,298
  Vector Group Ltd.                       597         8,603
  Ventana Medical Systems Inc.*           316        12,735
  Viasys Healthcare Inc.*                 766        15,473
  Vicuron Pharmaceuticals Inc.*         1,050        18,585
  Virbac Corp.*                           225         1,631
  Vistacare Inc*                          295         9,234
  VISX Inc.*                            1,043        19,869
  Vital Images Inc*                       230         4,305
  Vital Signs Inc.                        148         4,336
  VIVUS Inc.*                             854         2,989
  Volt Information Sciences Inc.*         204         3,366
  WD-40 Co.                               425        13,468
  Wackenhut Corrections Corp.*            238         4,058
  Watson Wyatt & Co. Holdings*            846        19,043
  Weis Markets Inc.                       287         9,761
  West Pharmaceutical Services
     Inc.                                 277         8,673
  Wild Oats Markets Inc.*                 636         6,951
  Wireless Facilities Inc.*               685         8,152
  Wright Medical Group Inc.*              404        10,213
  Yankee Candle Co. Inc.*                 800        20,383
  Young Innovations Inc.                  104         3,329
  Zoll Medical Corp.*                     218         6,986
  ZymoGenetics Inc.*                      326         4,776
                                                -----------
                                                  3,675,704
                                                -----------
DIVERSIFIED - .06%
  Resource America Inc.                   380         4,514
  Walter Industries Inc.                  764         8,198
                                                -----------
                                                     12,712
                                                -----------
ENERGY - 3.57%
  Arch Coal Inc.                        1,184        26,297
  Atwood Oceanics Inc.*                   203         4,870
  Berry Petroleum Co.                     406         7,422
  Cabot Oil & Gas Corp.                   644        16,744
  Cal Dive International Inc.*            900        17,496
  Carbo Ceramics Inc.                     264         9,546
  Cimarex Energy Co*                    1,066        20,894
  Clayton Williams Energy Inc*             88         1,659
  Comstock Resources Inc.*                731         9,766
  Denbury Resources Inc.*                 879        10,864
  Dril-Quip Inc.*                         159         2,687
  Encore Acquisition Co.*                 225         4,849
  Energy Partners Ltd.*                   540         6,005
  Evergreen Resources Inc.*               994        26,838
  Forest Oil*                           1,035        24,788
  Frontier Oil Corp.                      671         9,864
  FuelCell Energy Inc.*                   873        10,214
  Global Industries Ltd.*               1,827         8,313
  Grey Wolf Inc.*                       4,323        15,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND             SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
ENERGY - 3.57% (CONTINUED)
  Gulf Island Fabrication Inc.*           181   $     2,722
  Hanover Compressor Co.*               1,331        13,177
  Harvest Natural Resources Inc.*         904         5,560
  Headwaters Inc.*                        668        10,755
  Holly Corp.                             253         6,269
  Horizon Offshore Inc.*                  678         2,787
  Houston Exploration Co.*                350        12,285
  Hydril Co.*                             354         7,172
  Input/Output Inc.*                    1,134         4,434
  Kcs Energy Inc*                         873         5,936
  KFX Inc*                                645         3,238
  Lone Star Technologies Inc.*            647         8,728
  Lufkin Industries Inc.                  147         3,528
  Magnum Hunter Resources Inc.*         1,726        13,791
  Massey Energy Co.                     1,578        20,987
  Matrix Service Co*                      205         3,641
  Maverick Tube Corp.*                  1,076        16,700
  McMoRan Exploration Co*                 302         3,165
  Meridian Resource Corp.*                904         3,896
  Newpark Resources Inc.*               1,864         8,015
  North Coast Energy Inc*                  56           699
  Nuevo Energy Co.*                       450         8,177
  Oceaneering International Inc.*         578        13,595
  Oil States International Inc.*          651         8,261
  Parker Drilling Co.*                  2,227         5,256
  Patina Oil & Gas Corp.                  766        27,760
  Penn Virginia Corp.                     186         8,221
  Petrocorp Inc*                          138         1,857
  Petroleum Development Corp*             403         4,828
  Plains Exploration & Production
     Co*                                  986        12,295
  Plains Resources Inc.*                  515         6,412
  Plug Power Inc.*                        597         3,075
  Prima Energy Corp.*                     229         5,782
  Quicksilver Resources Inc.*             288         7,036
  Range Resources Corp.*                1,344         9,193
  Remington Oil & Gas Corp.*              538         9,765
  RPC Inc.                                248         2,480
  SEACOR SMIT Inc.*                       438        15,842
  Southwestern Energy Co.*                912        16,507
  Spinnaker Exploration Co.*              635        15,240
  St. Mary Land & Exploration Co.         722        18,281
  Stone Energy Corp.*                     580        20,462
  Superior Energy Services Inc.*        1,234        12,093
  Swift Energy Co.*                       659         9,298
  Tesoro Petroleum Corp.*               1,483        12,546
  Tetra Technologies Inc.*                513        10,578
  Tom Brown Inc.*                         811        20,843
  Transmontaigne Inc.*                    444         2,646
  Unit Corp.*                             942        17,747
  Universal Compression Holdings
     Inc.*                                434         9,340
  Veritas DGC Inc.*                       790         6,304
  Vintage Petroleum Inc.                1,270        13,818
  Westmoreland Coal Co*                   161         2,259
  W-H Energy Services Inc.                571        10,164
                                                -----------
                                                    739,606
                                                -----------
FINANCIAL - 20.23%
  1st Source Corp.                        325         6,211
  21St Century Insurance Group            592         8,158
  ABC Bancorp                             251         3,918
  Acadia Realty Trust                     365         4,008
  Accredited Home Lenders*                248         5,384
                                       SHARES         VALUE
FINANCIAL - 20.23% (CONTINUED)
  Advanta Corp.                           519   $     5,584
  Affiliated Managers Group*              540        33,912
  Alabama National BanCorp                250        11,875
  Alexander's Inc.*                        51         5,381
  Alexandria Real Estate Equities
     Inc.                                 488        23,439
  Alfa Corp.                              867        10,855
  Allegiant Bancorp Inc.                  330         6,666
  Allmerica Financial*                  1,365        32,501
  Amcore Financial Inc.                   638        16,052
  American Home Mortgage Holdings
     Inc.                                 292         5,130
  American Land Lease Inc                 132         2,435
  American Mortgage Acceptance            207         3,424
  American National Bankshares
     Inc.                                 117         2,921
  American Physicians Capital
     Inc.*                                224         6,223
  American Realty Investors Inc*           55           552
  Americanwest Bancorporation*            236         4,328
  AmerUs Group Co.                      1,003        34,102
  AMLI Residential Properties
     Trust                                362         9,484
  Anchor Bancorp Wisconsin Inc.           533        12,515
  Anthracite Capital Inc.               1,228        11,850
  Anworth Mortgage Asset Corp.            815        11,638
  Apex Mortgage Capital Inc.              767         4,126
  Argonaut Group Inc.                     518         6,734
  Arrow Financial Corp.                   215         5,590
  Associated Estates Realty Corp.         420         2,738
  Avatar Holdings Inc.*                   134         4,285
  Baldwin & Lyons Inc.                    194         4,530
  BancFirst Corp.                          92         4,876
  Banctrust Financial Group Inc           172         2,597
  Bank Mutual Corp.                       262        11,122
  Bank of Granite Corp.                   339         6,356
  Bank of the Ozarks Inc.                 125         5,564
  BankAtlantic Bancorp Inc.             1,079        15,376
  BankUnited Financial Corp.*             732        15,431
  Banner Corp.                            256         5,299
  Bay View Capital Corp.*               1,634         9,918
  Bedford Property Investors Inc.         338         8,771
  Berkshire Hills Bancorp Inc.            138         4,649
  Boston Private Financial
     Holdings Inc.                        515        12,133
  Boykin Lodging Co.                      445         3,667
  Brandywine Realty Trust                 668        17,161
  Brookline Bancorp Inc.                1,479        21,771
  BRT Realty Trust                         89         1,698
  Bryn Mawr Bank Corp.                     91         3,831
  BSB Bancorp Inc.                        207         5,736
  C & F Financial Corp                     86         3,888
  Camco Financial Corp                    193         3,281
  Camden National Corp.                   206         6,079
  Capital Automotive REIT                 633        19,313
  Capital City Bank Group Inc.            226         8,624
  Capital Corp Of The West*               127         4,093
  Clark/Bardes Inc.                       224         5,992
  Capstead Mortgage Corp.                 255         3,170
  Cascade Bancorp                         323         5,491
  Cathay Bancorp Inc.                     398        17,612
  Cavalry Bancorp Inc                     132         2,211
  CB Bancshares Inc.                      111         6,799
  CCBT Financial Cos. Inc.                217         5,447
  Center Bancorp Inc                      193         3,102
  Center Financial Corp*                  119         2,417
  Central Coast Bancorp*                  210         3,547
  CPB Inc.                                368         9,016

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX FUND
-----------------------------------------------------------------------

                                       SHARES         VALUE
FINANCIAL - 20.23% (CONTINUED)
  Century Bancorp Inc.                     82   $     2,742
  CFS Bancorp Inc.                        247         3,438
  Charter Financial Corporation           102         3,147
  Charter Municipal Mortgage
     Acceptance Co.                     1,058        19,446
  Chateau Communities Inc.                533        15,862
  Chemical Financial Corp.                608        18,818
  Chittenden Corp.                        860        25,585
  Citizens Banking Corp                 1,111        29,342
  Citizens First Bancorp Inc.             220         4,554
  Citizens Inc.*                          686         5,522
  Citizens South Banking Corp             229         3,387
  City Bank                               206         6,615
  City Holding Co.                        427        14,176
  CNA Surety Corp.*                       398         4,000
  CNB Financial Corp                       94         3,972
  Coastal Bancorp Inc.                    104         3,302
  Coastal Financial Corp.                 266         3,724
  CoBiz Inc.                              212         3,398
  Colonial Properties Trust               409        14,736
  Columbia Bancorp (Maryland)             141         3,779
  Columbia Bancorp (Oregon)               194         2,788
  Columbia Banking System Inc.            343         6,030
  Commerce Group Inc.                     594        22,548
  Commercial Bankshares Inc
     (Florida)                             87         2,607
  Commercial Capital Bancorp*             192         3,001
  Commercial Federal Corp.              1,136        27,662
  Commercial Net Lease Realty Inc.        928        15,804
  Community Bank System Inc.              292        12,822
  Community Banks Inc.                    208         6,885
  Community Bank Of North Virginia        106         1,754
  Community First Bankshares Inc.         935        24,712
  Community Trust Bancorp Inc.            315         9,160
  CompuCredit Corp.*                      342         5,985
  Connecticut Bancshares Inc.             282        14,453
  Cons Tomoka Land Co-Florida             144         4,177
  Cornerstone Realty Income Trust
     Inc.                               1,402        11,328
  Corporate Office Properties
     Trust                                746        13,808
  Correctional Properties Trust           186         4,641
  Corus Bankshares Inc.                   198        10,593
  Crawford & Co.                          276         1,938
  Credit Acceptance Corp.*                332         3,768
  Criimi Mae Inc*                         317         3,290
  Crown American Realty Trust             671         7,985
  CVB Financial Corp.                     846        16,074
  Delphi Financial Group Inc.             420        19,538
  Dime Community Bancshares               522        12,006
  Donegal Group Inc.                       84         1,268
  DVI Inc.                                334            37
  East West Bancorp Inc.                  581        24,838
  Eastern Virginia Bankshares             125         3,494
  EastGroup Properties Inc.               393        10,918
  EMC Insurance Group Inc.                 59         1,035
  Enstar Group Inc*                        78         3,062
  Entertainment Properties Trust          443        13,290
  Equity Inns Inc.                      1,041         7,839
  Equity One Inc.                         706        12,002
  Esb Financial Corp                      184         2,679
  Essex Property Trust Inc.               426        26,714
  Evertrust Financial Group Inc           108         3,065
  Exchange National Bancshares Inc        107         3,690
  Farmers Capital Bank Corp.              154         5,030
  FBL Financial Group Inc.                300         7,392
                                       SHARES         VALUE

                                         ------------------
FINANCIAL - 20.23% (CONTINUED)
  Federal Agricultural Mortgage
     Corp.*                               201   $     5,427
  FelCor Lodging Trust Inc.             1,255        13,002
  FFLC Bancorp Inc                        105         3,048
  Fidelity Bankshares Inc.                340         8,928
  Financial Federal Corp.*                373        11,380
  Financial Industries Corp.              203         2,883
  Financial Institutions Inc.             214         4,676
  First Albany Companies Inc              180         2,295
  First Bancorp (North Carolina)          191         5,350
  First Busey Corp.                       226         5,831
  First Charter Corp.                     764        14,974
  First Citizens Banc Corp                107         2,836
  First Citizens Bancshares Inc.          157        16,595
  First Commonwealth Financial
     Corp. (Pennsylvania)               1,515        19,937
  First Community Bancorp Inc.            317        10,616
  First Community
     Bancshares, Inc.                     246         8,664
  First Defiance Financial Corp.          126         2,936
  First Essex Bancorp Inc.                172         8,753
  First Fed Finl Of Kentucky               81         2,483
  First Federal Capital Corp.             438         9,001
  FirstFed Financial Corp.*               436        17,222
  First Financial Bancorp (Ohio)          832        12,272
  First Financial Corp. (Indiana)         174        10,510
  First Financial Bankshares Inc.         349        12,899
  First Financial Holdings Inc.           325         9,802
  First Indiana Corp.                     298         5,513
  First Industrial Realty Trust
     Inc                                1,008        32,327
  First M & F Corp                         88         3,137
  First Merchants Corp.                   472        12,093
  First National Corp. (South
     Carolina)                            197         5,221
  First Niagara Financial Group
     Inc.                               1,817        27,437
  First Oak Brook Bancshares Inc.         165         4,109
  First Place Financial Corp.             305         5,414
  First Republic Bank                     268         8,262
  First Sentinel Bancorp Inc.             568        10,162
  First South Bancorp Inc.                 79         2,540
  First State Bancorp (New Mexico)        190         5,626
  First United Corp                       156         3,518
  Firstbank Corp                          139         4,406
  FirstFed America Bancorp, Inc.          376         8,310
  Flag Financial Corp                     169         2,260
  Flagstar Bancorp Inc.                   750        17,213
  Floridafirst Bancorp                    138         3,631
  Flushing Financial Corp.                243         5,064
  Fms Financial Corp                       97         1,625
  FNB Corp. (North Carolina)              127         3,169
  FNB Corp. (Virginia)                    149         4,050
  Foothill Independent Bancorp            118         2,508
  Franklin Financial Corp.                 85         2,627
  Fremont General Corp.                 1,563        19,866
  Frontier Financial Corporation          395        11,811
  GA Financial Inc                        108         2,930
  Gabelli Asset Management Inc.*          167         5,955
  Gables Residential Trust                631        20,394
  GATX Corp.                            1,071        22,652
  GB&T Bancshares Inc                     114         2,538
  GBC Bancorp Inc.                        199         7,632
  German American Bancorp                 227         3,986
  Getty Realty Corp.                      400         9,800
  Glacier Bancorp Inc.                    458        12,563
  Gladstone Capital Corp.                 225         4,376
  Glenborough Realty Trust Inc.           445         8,393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
RUSSELL 2000 SMALL CAP INDEX FUND                SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE

                                         ------------------
FINANCIAL - 20.23% (CONTINUED)
  Glimcher Realty Trust                   790   $    16,645
  Gold Banc Corp.                         905        10,978
  Great American Financial
     Resources Inc.                       171         2,476
  Great Lakes REIT Inc.                   365         5,811
  Great Southern Bancorp Inc.             145         5,643
  Greater Bay Bancorp                   1,333        27,726
  Greater Community Bancorp               132         2,086
  Greene County Bancshares Inc            150         3,578
  Hancock Holding Co.                     344        16,976
  Hanmi Financial Corp.                   238         4,746
  Harbor Florida Bancshares Inc.          538        14,343
  Harleysville Group Inc.                 774        18,042
  Harleysville National Corp.             610        14,256
  Hawthorne Financial Corp.*              197         7,912
  Health Care REIT Inc.                 1,036        31,961
  Heartland Financial USA Inc             160         4,448
  Heritage Commerce Corp*                 288         3,090
  Heritage Financial Corp                 138         3,006
  Heritage Property Investment
     Trust Inc.                           475        13,718
  Highwoods Properties Inc              1,373        32,760
  Hilb, Rogal & Hamilton Co.              771        23,932
  Home Properties of New York Inc.        715        28,028
  Horace Mann Educators Corp.           1,004        14,568
  Horizon Financial Corp                  274         4,422
  Hudson River Bancorp Inc.               390        12,531
  Humboldt Bancorp                        317         4,974
  IBERIABANK Corp.                        172         9,051
  IBT Bancorp Inc                          67         3,344
  IMPAC Mortgage Holdings Inc.          1,263        20,448
  Independence Holding Co.                 84         1,827
  Independent Bank Corp.
     (Massachusetts)                      302         7,734
  Independent Bank Corp.
     (Michigan)                           462        13,527
  Infinity Property & Casualty            318         8,939
  Innkeepers USA Trust                    689         5,994
  Interchange Financial Services
     Corp.                                287         5,892
  Integra Bank Corp.                      393         7,550
  Investment Technology Group*          1,212        23,246
  Investors Real Estate Trust             921         9,035
  Irwin Financial Corp.                   400         9,720
  ITLA Capital Corp.*                     120         5,113
  Jones Lang LaSalle Inc.*                797        14,745
  Kansas City Life Insurance Co.           93         4,265
  Keystone Property Trust Corp.           465         9,421
  Kilroy Realty Corp.                     620        17,701
  Klamath First Bancorp Inc               157         3,399
  Knight Trading Group Inc.*            1,863        21,331
  Koger Equity Inc.                       486         9,137
  Kramont Realty Trust                    546         9,255
  L N B Bancorp Inc                       120         2,422
  Lakeland Bancorp Inc.                   309         4,924
  Lakeland Financial Corp.                132         4,458
  LandAmerica Financial Group Inc.        476        21,820
  LaSalle Hotel Properties                433         7,504
  Lexington Corporate Properties
     Trust                                803        15,385
  Local Financial Corp.*                  444         7,943
  LSB Bancshares Inc.                     218         4,011
  LTC Properties Inc.                     340         3,937
  Macatawa Bank Corp.                     215         4,979
  MAF Bancorp Inc.                        492        18,794
  Main Street Banks Inc.                  343         8,592
  MainSource Financial Group Inc.         153         3,964
  Manufactured Home Communities
     Inc.                                 359        14,066
                                       SHARES         VALUE

                                         ------------------
FINANCIAL - 20.23% (CONTINUED)
  Massbank Corp.                           96   $     3,530
  MB Financial Inc.                       295        13,098
  MBT Financial Corp                      411         6,412
  MCG Capital Corp.                       579         9,038
  Medallion Financial Corp                358         2,255
  Mercantile Bank Corp                    124         4,117
  Merchants Bancshares Inc.               103         2,913
  MeriStar Hospitality Corp.*           1,079         7,639
  Metris Cos. Inc.                        728         2,999
  MFA Mortgage Investments, Inc.        1,190        11,329
  Mid-Atlantic Realty Trust               464         9,744
  Mid-America Apartment
     Communities Inc.                     393        11,861
  Midland Co.                             183         3,898
  Mid-State Bancshares                    602        13,407
  Midwest Banc Holdings Inc.              275         6,113
  Mission West Properties                 390         4,820
  Mutualfirst Financial Inc               113         2,893
  NBT Bancorp Inc.                        832        16,848
  Nara Bancorp Inc.                       226         3,871
  NASB Financial Inc.                      79         2,639
  National Bankshares Inc                  90         3,923
  National Health Realty Inc.             159         2,404
  Nationwide Health Properties
     Inc.                               1,510        26,410
  National Health Investors Inc.          569        10,373
  National Penn Bancshares Inc.           559        15,445
  National Western Life Insurance
     Co.*                                  55         7,555
  NBC Capital Corp.                       172         4,169
  New Century Financial Corp.             726        20,560
  Newcastle Investment Corp               527        12,116
  Northern States Financial Corp           75         2,200
  Northwest Bancorp Inc.                  283         5,199
  NovaStar Financial Inc.                 255        14,655
  NYMAGIC INC.                             56         1,256
  Oak Hill Financial Inc                   85         2,464
  OceanFirst Financial Corp.              161         4,030
  Ocwen Financial Corp.*                1,003         4,564
  Ohio Casualty Corp.*                  1,425        20,663
  Old Point Financial Corp                 59         1,848
  Old Second Bancorp Inc.                 191         8,213
  Omega Financial Corp.                   208         6,864
  Omega Healthcare Investors Inc.*        405         3,110
  Oneida Financial Corp                    43         1,021
  Oriental Financial Group Inc.           332         8,054
  Pab Bankshares Inc                      181         2,449
  Pacific Capital Bancorp                 883        26,923
  Pacific Northwest Bancorp               434        15,472
  Pacific Union Bank                      103         1,911
  Parkvale Financial Corp.                107         2,702
  Parkway Properties Inc.                 240        10,488
  Partners Trust Financial Group
     Inc.                                 169         3,710
  Patriot Bank Corp                       171         3,215
  Peapack-Gladstone Financial
     Corp.                                173         5,366
  Pennsylvania Real Estate
     Investment Trust                     375        12,544
  Penn-America Group Inc                  236         3,535
  Pennfed Financial Services Inc.          97         2,823
  Pennrock Financial Savings Corp.        195         5,499
  Penns Woods Bancorp Inc                  78         3,410
  Peoples Bancorp Inc. (Ohio)             257         6,877
  Peoples Holding Co.                     143         6,512
  PFF Bancorp Inc.                        322        10,265
  Philadelphia Consolidated
     Holding Co.*                         400        18,480
  Phoenix Companies Inc                 2,417        27,916

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS              RUSSELL 2000 SMALL CAP INDEX FUND
-------------------------------------------------------------------------

                                       SHARES         VALUE

                                         ------------------
FINANCIAL - 20.23% (CONTINUED)
  PMA Capital Corp.                       549   $     6,879
  Portfolio Recovery Associate*           283         7,194
  Post Properties Inc.                    810        22,056
  Prentiss Properties Trust               798        24,738
  Presidential Life Corp.                 530         8,019
  Price Legacy Corp.*                     524         1,834
  PrivateBancorp Inc.                     142         4,702
  ProAssurance Corp.*                     609        15,730
  Prosperity Bancshares Inc.              329         7,011
  Provident Financial Holdings             89         2,672
  Provident Bancorp Inc.                   92         3,866
  Provident Bankshares Corp.              590        16,668
  Provident Financial Services          1,217        23,318
  PS Business Parks Inc.                  330        12,454
  Quaker City Bancorp Inc.*               130         5,200
  R&G Financial Corp                      470        13,724
  RAIT Investment Trust                   507        11,641
  Ramco-Gershenson Properties
     Trust                                275         6,999
  Reading International Inc*              355         2,027
  Reckson Assoc Realty Corp             1,288        29,766
  Redwood Trust Inc.                      324        13,738
  Republic Bancorp Inc.                 1,321        17,596
  Republic Bancorp Inc. (Kentucky)        184         3,498
  Republic Bancshares Inc.                191         5,455
  Resource Bankshares Corp                116         3,366
  Riggs National Corp.                    402         6,332
  RLI Corp.                               465        15,308
  Royal Bancshares of Pennsylvania        110         2,954
  S&T Bancorp Inc.                        676        19,266
  S.Y. Bancorp Inc.                       270         5,063
  Safety Insurance Group Inc              243         3,771
  Sanders Morris Harris Group Inc         272         2,413
  Sandy Spring Bancorp Inc.               372        12,097
  Santander Bancorp                       124         2,327
  Saul Centers Inc.                       281         7,461
  Saxon Capital Inc.*                     695        11,912
  Seacoast Banking Corp. of
     Florida                              292         5,081
  Seacoast Financial Services
     Corp.                                593        12,281
  Second Bancorp Inc.                     208         5,668
  Security Bank Corp                       97         2,862
  Selective Insurance Group Inc.          690        20,534
  Senior Housing Properties Trust       1,167        16,816
  Shore Bancshares Inc                    138         4,754
  Sierra Bancorp                          130         1,999
  Silicon Valley Bancshares*              852        23,541
  Simmons First National Corp.            363         8,552
  Sizeler Property Investors Inc.         296         3,102
  SL Green Realty Corp.                   703        25,385
  Sound Federal Bancorp Inc               340         5,090
  Soundview Technology Group              400         3,936
  South Financial Group Inc.            1,198        29,818
  Southern Financial Bncrp                140         5,513
  Southside Bancshares Inc                227         3,665
  Southwest Bancorp Inc.                  272         4,583
  Southwest Bancorp of Texas Inc.         726        26,506
  Sovran Self Storage Inc.                334        11,072
  St. Francis Capital Corp.               185         5,446
  State Auto Financial Corp.              330         8,323
  State Bancorp Inc.                      172         3,426
  State Financial Services Corp           131         3,246
  Staten Island Bancorp Inc.            1,362        26,491
  Sterling Bancorp                        332         8,934
                                       SHARES         VALUE
FINANCIAL - 20.23% (CONTINUED)
  Sterling Bancshares Inc.              1,017   $    12,133
  Sterling Financial Corp.
     (Pennsylvania)                       435        11,048
  Sterling Financial Corp.
     (Washington)*                        380        10,696
  Stewart Information Services
     Corp.*                               429        12,114
  Suffolk Bancorp                         284         9,454
  Summit Bancshares Inc.                  134         3,685
  Summit Properties Inc.                  604        13,723
  Sun Bancorp Inc. (Pennsylvania)         139         2,574
  Sun Bancorp Inc. (New Jersey)*          165         3,630
  Sun Communities Inc.                    352        13,869
  Susquehanna Bancshares Inc.           1,019        26,188
  SWS Group Inc.                          359         7,076
  Tanger Factory Outlet Centers
     Inc.                                 166         6,101
  Tarragon Realty Investors*              140         2,135
  Taubman Centers Inc.                  1,129        22,128
  Taylor Capital Group Inc                 97         2,239
  Texas Regional Bancshares Inc.          602        20,342
  The First of Long Island
     Corporation                           87         3,288
  Navigators Group Inc.*                  106         3,467
  Trust Company of New Jersey             476        15,232
  Tierone Corp*                           580        12,209
  Tompkins Trustco Inc.                   209         9,562
  Town & Country Trust                    369         8,668
  Trammell Crow Co.*                      792         9,860
  Transcontinental Realty
     Investors*                            43           507
  Triad Guaranty Inc.*                    196         9,620
  TriCo Bancshares                        135         3,861
  Troy Financial Corp.                    168         5,882
  TrustCo Bank Corp.                    1,913        23,645
  UCBH Holdings Inc.                    1,010        30,532
  UICI*                                   959        12,026
  UMB Financial Corp.                     421        19,859
  Umpqua Holdings Corp.                   725        13,797
  Union Bankshares Corp.                  195         5,922
  United Capital Corporation               72         1,296
  United Community Banks Inc.             468        12,950
  United Community Financial Corp.        776         7,682
  United Fire & Casualty Co.              185         6,764
  United Mobile Homes Inc                 143         2,155
  United National Bancorp                 486        16,140
  United Panam Financial Corp*            101         1,758
  United Security Bancshares              166         4,211
  United Security Bancshares               88         2,218
  Universal American Financial
     Corp.*                               604         5,345
  Universal Health Realty Income
     Trust                                281         7,628
  Unizan Financial Corp.                  555        11,072
  Urstadt Biddle                          537         7,250
  U.S. Restaurant Properties Inc.         510         8,287
  U.S.B. Holding Co. Inc.                 319         5,602
  USI Holdings Corp*                      574         7,467
  Ventas Inc.                           1,904        32,595
  Virginia Commerce Bancorp*              123         2,683
  Virginia Financial Group Inc.           184         5,533
  W Holding Co. Inc.                    1,166        20,871
  Warwick Community Bancorp Inc.           75         2,113
  Washington Real Estate
     Investment Trust                     935        27,115
  Washington Trust Bancorp Inc.           336         8,067
  Wayne Bancorp                           122         3,477
  Waypoint Financial Corp.                783        15,660
  Wesbanco Inc.                           462        10,857
  West Bancorporation                     412         7,086
  West Coast Bancorp (Oregon)             391         7,636

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
RUSSELL 2000 SMALL CAP INDEX FUND              SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------

                                       SHARES         VALUE
FINANCIAL - 20.23% (CONTINUED)
  Westcorp Inc.                           298   $    10,415
  Western Sierra Bancorp*                  90         3,218
  Westfield Financial Inc.                123         2,745
  WFS Financial Inc.*                     312        11,552
  Willow Grove Bancorp Inc.               285         4,585
  Winston Hotels Inc.                     441         4,013
  Wintrust Financial Corp.                447        16,836
  World Acceptance Corp.*                 383         5,190
  WSFS Financial Corp.                    151         6,371
  Yadkin Valley Bank & Trust Elkin        201         3,538
  Yardville National Bancorp              213         4,462
  Zenith National Insurance Corp.         227         6,315
                                                -----------
                                                  4,191,535
                                                -----------
HEALTH CARE - .46%
  Cytyc Corp.*                          2,879        43,300
  LifePoint Hospitals*                    962        23,136
  Vertex Pharmaceuticals*               1,970        24,231
  WellPoint Health Networks*               53         4,115
                                                -----------
                                                     94,782
                                                -----------
INDUSTRIAL - 12.02%
  A.O. Smith Corp.                        427        11,960
  AAON Inc.*                              234         3,842
  AAR Corp.*                              818         6,560
  Actuant Corp.*                          271        15,217
  Acuity Brands Inc.                    1,066        19,252
  Advanced Energy Industries Inc.*        430         8,114
  Alamo Group Inc.                        138         1,968
  Albany International Corp.              682        21,033
  Alexander & Baldwin Inc.              1,063        29,849
  Ameron International Corp.              171         5,645
  Ampco-Pittsburgh Corp                   120         1,439
  Analogic Corp.                          202         9,696
  Apogee Enterprises Inc.                 572         5,903
  Applied Films Corp.*                    286         8,503
  Applied Industrial Technologies
     Inc.                                 437         8,683
  Arkansas Best Corp.                     557        15,318
  Armor Holdings Inc.*                    523         8,760
  Artesyn Technologies Inc.*              811         6,147
  Astec Industries Inc.*                  381         3,924
  Baldor Electric Co.                     751        15,854
  Barnes Group Inc.                       315         8,177
  BEI Technologies Inc.                   282         4,399
  Bel Fuse Inc.                           251         6,631
  Belden Inc.                             576        10,063
  Benchmark Electronics Inc.*             633        26,757
  BHA Group Holdings Inc                  100         2,376
  Blount International Inc*               106           510
  Brady Corp.                             456        14,505
  Briggs & Stratton Corp.                 555        32,612
  The Brink's Company                   1,393        24,182
  C&D Technologies Inc.                   524         9,914
  Calgon Carbon Corp.                     875         4,926
  Cascade Corp.                           263         5,799
  Casella Waste Systems Inc.*             326         4,049
  Centex Construction Products
     Inc.                                 168         7,505
  Ceradyne Inc*                           181         4,682
  Checkpoint Systems Inc.*                840        13,272
  Chesapeake Corp.                        367         8,272
  Circor International Inc.               317         6,086
  CLARCOR Inc.                            640        24,960
                                       SHARES         VALUE
INDUSTRIAL - 12.02% (CONTINUED)
  Clean Harbors Inc*                      201   $       854
  Cognex Corp.                            870        22,872
  Coherent Inc.*                          753        18,546
  Commercial Metals Co.                   645        11,849
  Concord Camera Corp.*                   623         6,635
  Copart Inc.*                          1,745        18,846
  Covenant Transport Inc.*                188         3,459
  Crown Holdings Inc.*                  4,234        28,580
  CTS Corp.                               877        10,796
  Cubic Corp.                             397         9,973
  Cuno Inc.*                              380        14,892
  Curtiss-Wright Corp.                    212        14,971
  Cymer Inc*                              886        36,503
  Daktronics Inc.*                        364         5,828
  Darling International Inc*            1,435         3,803
  Dionex Corp.*                           428        16,846
  Drew Industries Inc.*                   159         2,943
  DRS Technologies Inc.*                  576        13,899
  Ducommun Inc.*                          171         2,787
  Duratek Inc*                            196         1,748
  Dycom Industries Inc.*                1,229        25,059
  EDO Corp.                               397         8,039
  EGL Inc.*                               809        14,708
  Electro Scientific Industries
     Inc.*                                715        15,065
  ElkCorp                                 501        11,804
  EMCOR Group Inc.*                       336        14,297
  Encore Wire Corp.*                      266         3,511
  Energy Conversion Devices Inc.*         433         4,551
  Engineered Support Systems Inc.         296        17,908
  Enpro Industries Inc*                   525         5,066
  ESCO Technologies Inc.*                 308        13,943
  Esterline Technologies Corp.*           535        10,320
  Excel Technology Inc.*                  235         5,875
  Fairchild Corp (The)*                   288         1,426
  Fargo Electronics*                      295         3,717
  Federal Signal Corp.                  1,232        18,357
  FEI Co.*                                627        14,634
  Flir Systems Inc.*                      847        21,700
  Florida East Coast Industries
     Inc.                                 375        10,781
  Flowserve Corporation*                1,207        24,502
  Forward Air Corp.*                      280         7,742
  Franklin Electric Co. Inc.              171         9,521
  Gardner Denver Inc.*                    412         8,656
  GenCorp Inc.                            805         7,205
  General Cable Corp.*                    852         6,782
  Genesee & Wyoming Inc.*                 313         7,421
  Genlyte Group Inc.*                     309        13,757
  Gerber Scientific Inc*                  536         3,806
  Global Power Equipment Group
     Inc.*                                630         3,320
  Gorman-Rupp Co.                         188         4,251
  GrafTech International Ltd.*          1,379        11,032
  Granite Construction Inc.               841        15,710
  Greenbrier Companies Inc*               138         1,864
  Greif Brothers Corp                     331         8,606
  Griffon Corp.*                          696        12,500
  GulfMark Offshore Inc.*                 349         4,903
  Gundle SLT Environmental Inc*           138         2,118
  Heartland Express Inc.                  777        18,664
  Heico Corp.                             337         4,583
  Herley Industries Inc.*                 278         4,871
  Hexcel Corp.*                           570         3,363
  Identix Inc.*                         2,195        11,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS           RUSSELL 2000 SMALL CAP INDEX FUND
-------------------------------------------------------------------

                                       SHARES         VALUE
INDUSTRIAL - 12.02% (CONTINUED)
  IDEX Corp.                              708   $    25,800
  II-VI Inc.*                             281         5,617
  Innovex Inc*                            390         3,881
  Insituform Technologies Inc.*           578        10,265
  Integrated Defense Technologies
     Inc.*                                246         4,128
  Intermagnetics General Corp.*           423         9,458
  Interpool Inc.                          173         2,752
  Invision Technologies Inc.*             441        10,734
  Ionics Inc.*                            451        11,031
  Itron Inc.*                             523        10,497
  Jacuzzi Brands Inc*                   1,924        11,929
  JLG Industries Inc.                   1,104        12,718
  Joy Global Inc.*                      1,229        19,295
  Kadant Inc.*                            305         5,844
  Kaman Corp.                             562         7,284
  Kansas City Southern*                 1,583        17,524
  Kaydon Corp.                            713        16,927
  Keithley Instruments Inc.               313         4,429
  Kennametal Inc.                         854        31,940
  Kirby Corp.*                            473        13,575
  Knight Transportation Inc.*             623        15,619
  Landstar System Inc.*                   378        23,066
  Lawson Products Inc.                    124         3,329
  Lennox International Inc.             1,126        16,451
  Lincoln Electric Holdings Inc.          826        18,345
  Lindsay Manufacturing Co.               301         6,050
  Littelfuse Inc.*                        493        11,339
  LSI Industries Inc.                     367         5,171
  Lydall Inc.*                            376         4,516
  Manitowoc Co.                           678        14,706
  Manufacturers Services Ltd.*            417         2,085
  Maritrans Inc                           178         2,670
  Matthews International Corp.            731        19,306
  Medis Technologies Ltd.*                333         3,393
  Mestek Inc.*                             77         1,294
  Methode Electronics Inc.                856        10,109
  Metrologic Instruments Inc*              77         2,753
  Milacron Inc.                           869         1,999
  Mine Safety Appliances Co.              162         8,848
  Molecular Devices Corp.*                353         6,149
  Moog Inc.                               391        15,327
  Mtc Technologies Inc*                   147         3,410
  Mueller Industries Inc.*                880        22,396
  Myers Industries Inc.                   493         4,935
  NACCO Industries Inc.                   118         8,437
  NCI Building Systems Inc.*              481         9,572
  NN Inc.                                 274         3,524
  Nordson Corporation                     657        17,010
  NS Group Inc.*                          376         2,429
  Offshore Logistics Inc.*                479         9,724
  Old Dominion Freight Line*              286         8,320
  Orbital Sciences Corp.*               1,183        10,978
  OSI Systems Inc.*                       332         5,744
  Overseas Shipholding Group              395        10,211
  P.A.M. Transportation Services
     Inc.*                                146         2,996
  Pacer International Inc*                573        11,420
  Park Electrochemical Corp.              442        10,056
  Paxar Corp.*                            714         9,139
  Pemstar Inc*                            638         2,271
  Penn Engineering & Manufacturing
     Corp.                                263         4,053
  Perini Corp*                            421         2,888
  Petroleum Helicopters Inc.*              94         2,732
                                       SHARES         VALUE
INDUSTRIAL - 12.02% (CONTINUED)
  Photon Dynamics Inc.*                   410   $    11,952
  Planar Systems Inc.*                    360         7,722
  Powell Industries Inc.*                 168         2,822
  Power-One Inc.*                       1,628        16,752
  Presstek Inc.*                          784         5,785
  Quanex Corp.                            417        14,011
  Quixote Corp.                           160         4,024
  RailAmerica Inc.*                       759         6,527
  Raven Industries Inc                    169         4,166
  Rayovac Corp.*                          834        12,176
  Regal-Beloit Corp.                      604        12,322
  Research Frontiers Inc.*                256         2,936
  Roadway Corp.                           297        14,485
  Robbins & Myers Inc.                    277         6,160
  Rofin-Sinar Technologies Inc*           297         6,234
  Rogers Corp.*                           409        12,687
  Roper Industries Inc.                   702        30,572
  Saflink Corp*                           665         3,059
  Sauer-Danfoss Inc.                      258         3,638
  SBS Technologies Inc.*                  375         4,069
  SCS Transportation, Inc.*               356         5,376
  Seabulk International Inc*              300         2,187
  Sequa Corp.                              91         3,896
  Shaw Group Inc*                         969        10,184
  Silgan Holdings Inc.*                   278         8,896
  Simpson Manufacturing Co.*              381        15,579
  Sonic Solutions*                        307         4,277
  SPS Technologies Inc.*                  210         9,450
  Standex International Corp.             281         6,828
  Stewart & Stevenson Services            732        10,995
  Stoneridge Inc.*                        326         4,795
  Sturm Ruger & Co.                       546         5,635
  Superconductor Technologies*          1,269         4,987
  SureBeam Corp.                        1,936         2,768
  Sypris Solutions Inc.                   138         1,895
  Technitrol Inc.*                      1,032        18,999
  Tecumseh Products Co.                   415        15,484
  Teledyne Technologies Inc.*             826        12,018
  Tennant Co.                             218         8,031
  Terex Corp.*                          1,123        20,809
  Tetra Tech Inc.*                      1,287        25,624
  Texas Industries Inc.                   541        13,309
  Thomas & Betts Corp.*                 1,096        17,372
  Thomas Industries Inc.                  244         6,959
  TRC Cos. Inc.*                          302         4,971
  Tredegar Corp.                          786        11,829
  Trex Co. Inc.*                          192         5,962
  Trimble Navigation Ltd.*                813        18,821
  Trinity Industries Inc.                 903        23,343
  Triumph Group Inc.*                     367        10,937
  TTM Technologies Inc.*                  494         7,054
  U.S. Xpress Enterprises Inc.*           145         1,776
  United Industrial Corp.                 264         4,198
  United Rentals*                       1,365        21,963
  Universal Display Corp.*                373         3,875
  Universal Forest Products Inc.          399         9,684
  UNOVA Inc.*                           1,181        17,302
  URS Corp.*                              410         7,954
  USFreightways Corp.                     694        21,840
  USG Corp.*                              939        16,188
  Valence Technology Inc*               1,271         4,334
  Valmont Industries Inc.                 376         7,441

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND             SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
INDUSTRIAL - 12.02% (CONTINUED)
  Varian Inc.*                            752   $    23,553
  Vicor Corp.*                            493         4,698
  Wabtec                                  812        12,870
  Washington Group International
     Inc*                                 642        17,302
  Waste Connections Inc.*                 725        25,440
  Watts Industries Inc.                   287         5,057
  Wilson Greatbatch Technologies
     Inc.*                                511        18,422
  Woodhead Industries Inc.                251         3,778
  Woodward Governor Co.                   227         9,922
  X-Rite Inc.                             520         5,886
  Yellow Corp.*                           763        22,798
  York International                    1,018        35,213
  Zygo Corp.*                             405         6,642
                                                -----------
                                                  2,491,295
                                                -----------
TECHNOLOGY - 11.88%
  Actel Corp.*                            564        13,519
  Activcard Corp*                         900         7,380
  Activision, Inc.*                     2,256        26,959
  Advanced Digital Information
     Corp.*                             1,590        22,292
  Advent Software, Inc.*                  821        13,210
  Agilysys Inc.                           719         6,306
  Alliance Semiconductor Corp.*           559         3,041
  Allscripts Healthcare Solutions
     Inc.*                                620         2,530
  Altiris Inc.*                           219         5,755
  American Management Systems
     Inc.*                              1,084        13,821
  Andrew Corp.*                         3,794        46,628
  Ansoft Corp*                            167         1,712
  Ansys Inc.*                             380        13,505
  Anteon International Corp.*             478        14,627
  Artisan Components Inc.*                427         7,178
  Ascential Software Corp.*             1,489        27,591
  Aspen Technology Inc.*                  902         3,518
  Asyst Technologies Inc.*                990        13,929
  Atari Inc*                              180           736
  ATMI Inc.*                              688        17,386
  Avid Technology Inc.*                   727        38,415
  Axcelis Technologies Inc.*            2,526        20,865
  Barra Inc.*                             382        14,344
  Borland Software Corp.*               1,817        16,735
  Brillian Corp*                          136         1,225
  Brooks Automation Inc.*                 947        19,792
  Caci International Inc.*                737        31,580
  Catapult Communications Corp.*          144         1,812
  CCC Information Services Group
     Inc.*                                318         5,330
  Cerner Corp*                            726        22,412
  ChipPAC Inc.*                         1,225         7,215
  CIBER Inc.*                           1,298         9,865
  Cirrus Logic Inc.*                    1,778         9,832
  Cohu Inc.                               538        10,523
  CompuCom Systems Inc.*                  610         2,562
  Computer Horizons Corp.*                778         2,879
  Computer Programs and Systems
     Inc.*                                159         2,867
  Concord Communications Inc.*            418         5,472
  Concur Technologies Inc*                588         6,974
  Concurrent Computer Corp.*            1,594         6,041
  Conexant Systems Inc.*                6,877        38,924
  Convera Corporation*                    285         1,240
  CRAY Inc.*                            1,678        18,424
  CSG Systems International*            1,342        19,821
  Credence Systems*                     1,620        18,630
  Cyberguard Corp*                        262         2,492
                                       SHARES         VALUE
TECHNOLOGY - 11.88% (CONTINUED)
  Datastream Systems Inc.*                444   $     3,441
  Dendrite International Inc.*            763        11,590
  Digimarc Corp.*                         239         3,516
  Diodes Inc*                             106         2,183
  Documentum Inc.*                      1,130        24,080
  Dot Hill Systems Corp                   684         9,412
  Drexler Technology Corp.*               229         3,211
  DSP Group Inc.*                         705        17,562
  DuPont Photomasks Inc.*                 306         6,949
  Echelon Corp.*                          726         8,639
  Eclipsys Corp.*                         892        14,263
  eFunds Corp.*                         1,200        14,820
  Electronics for Imaging Inc.*         1,192        27,797
  Embarcadero Technologies Inc.*          355         3,564
  Entegris Inc.*                        1,355        15,312
  Epicor Software Corp*                   971         8,681
  EPIQ Systems Inc.*                      327         5,546
  ESS Technology Inc.*                    784         8,452
  Exar Corp.*                           1,027        14,512
  FalconStor Software Inc.*               873         5,465
  Fidelity National Information
     Solutions Inc.*                      326         8,101
  FileNet Corp.*                          873        17,521
  Gateway Inc.*                         5,567        31,509
  General Binding Corp.*                  156         1,622
  Genesis Microchip Inc.*                 801         8,979
  Global Imaging Systems Inc.*            380         9,348
  GlobespanVirata Inc.*                 2,710        19,566
  Group 1 Software Inc*                   231         4,151
  Handspring Inc.*                      1,466         1,657
  Helix Technology Corp.                  670        10,968
  Hutchinson Technology Inc.*             587        19,430
  Hyperion Solutions Corp.*               936        27,022
  IDX Systems Corp.*                      443        10,242
  iGATE Corp.*                            520         3,068
  Imagistics International Inc.*          397        11,505
  Impac Medical Systems Inc*              158         2,827
  InFocus Corp.*                          956         4,646
  Informatica Corp.*                    1,643        12,240
  InfoUSA Inc.*                           759         5,700
  Integral Systems Inc.*                  249         4,499
  Integrated Silicon Solution
     Inc.*                                713         7,094
  Intelidata Technologies Corp*         1,257         2,967
  Inter-Tel Inc.                          477        11,710
  InterCept Inc.*                         459         6,275
  Intergraph Corp.*                     1,184        27,564
  Intervoice Inc*                         876         7,831
  Iomega Corp.*                         1,318        14,683
  IXYS Corp.*                             443         4,151
  JDA Software Group Inc.*                732        10,885
  Keane Inc.*                           1,326        16,946
  KEMET Corp.*                          2,214        28,206
  Komag Inc*                              604        10,582
  Kopin Corp.*                          1,782        12,349
  Kronos Inc.*                            508        26,878
  Kulicke & Soffa Industries Inc.*      1,277        13,843
  Lattice Semiconductor Corp.*          2,597        18,465
  Lawson Software Inc.*                 1,087         7,707
  Legato Systems Inc.*                  2,219        24,875
  Lexar Media Inc.*                     1,369        23,328
  LTX Corp.*                            1,272        14,323
  MTS Systems Corp                        538         8,188
  Magma Design Automation Inc.*           537        10,536

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS              RUSSELL 2000 SMALL CAP INDEX FUND
----------------------------------------------------------------------

                                       SHARES         VALUE
TECHNOLOGY - 11.88% (CONTINUED)
  Manhattan Associates Inc.*              560   $    14,498
  ManTech International Corp.*            340         8,459
  Manugistics Group Inc.*               1,557         8,532
  MAPICS Inc.*                            450         4,419
  Mattson Technology Inc.*                715         6,478
  Mentor Graphics Corp.*                1,731        30,344
  Mercury Computer Systems Inc.*          543        11,582
  Micrel Inc.*                          1,438        17,529
  Micros Systems Inc.*                    423        14,445
  Micromuse Inc.*                       1,405        11,493
  Microsemi Corp.*                        743        11,323
  Microstrategy Inc*                      244        11,226
  Midway Games Inc.*                      666         1,971
  Mindspeed Tech*                       2,292        12,354
  Mks Instruments Inc*                    672        14,556
  Mobius Management Systems*              185         1,484
  Monolithic System Technology
     Inc.*                                578         4,861
  MRO Software Inc.*                      493         6,729
  MSC.Software Corp.*                     615         4,428
  Mykrolis Corp.*                         832        10,100
  Nassda Corp.*                           347         2,731
  NDCHealth Corp.                         895        18,750
  Neoware Systems Inc*                    357         6,094
  NetIQ Corp.*                          1,371        16,370
  NetScout Systems Inc.*                  494         2,465
  Nuance Communications Inc.*             143           828
  NYFIX Inc.*                             672         3,763
  Omnicell Inc.*                          371         6,025
  OmniVision Technologies Inc.*           528        22,303
  ON Semiconductor Corp.*                 717         2,940
  OPNET Technologies Inc.*                281         3,507
  Overland Storage Inc.*                  212         3,127
  Packeteer Inc.*                         594         7,158
  Palm Inc.*                              747        14,604
  Parametric Technology Corp.*          5,493        17,138
  Parthusceva Inc*                        390         3,350
  PDF Solutions Inc.*                     371         4,174
  PEC Solutions Inc.*                     219         3,232
  Pegasystems Inc.*                       247         1,803
  Pericom Semiconductor Corp.*            535         5,350
  Perot Systems Corp*                   1,881        18,810
  Per-Se Technologies Inc.*               689        11,024
  Photronics Inc.*                        732        15,562
  Pinnacle Systems Inc.*                1,480        12,476
  Pixelworks Inc.*                        885         7,629
  Pomeroy Computer Resources Inc.*        248         3,150
  Power Integrations Inc.*                660        21,938
  Practiceworks Inc.*                     457         9,812
  Progress Software Corp.*                671        14,427
  Pumatech Inc*                           952         4,532
  QAD Inc*                                263         2,882
  Quality Systems Inc*                     85         3,417
  Quantum Corp.*                        3,627        11,171
  Quest Software Inc.*                  1,008        12,197
  Radiant Systems Inc.*                   433         2,711
  Radisys Corp.*                          455         8,208
  Rainbow Technologies Inc.*              611         5,585
  Redback Networks Inc.*                3,920         2,391
  Renaissance Learning Inc.*              196         4,626
  Retek Inc.*                           1,383         9,335
  RF Micro Devices, Inc.*               4,413        40,997
  Richardson Electronics Ltd.             160         1,696
                                       SHARES         VALUE
TECHNOLOGY - 11.88% (CONTINUED)
  Roxio Inc.*                             503   $     4,361
  Rudolph Technologies Inc.*              300         5,793
  Sanchez Computer Associates
     Inc.*                                355         1,363
  ScanSoft Inc.*                        1,903         7,974
  Schawk Inc.                             194         2,312
  SeaChange International Inc.*           610         7,643
  Semitool Inc.*                          416         3,311
  Semtech Corp*                         1,508        27,839
  SERENA Software Inc.*                   584        10,862
  Sigma Designs Inc*                      411         3,530
  Silicon Graphics Inc.*                5,247         5,037
  Silicon Image Inc.*                   1,782         8,037
  Silicon Storage Technology Inc.*      2,041        17,859
  Siliconix Inc.*                         150         7,536
  SimpleTech Inc.*                        197         1,411
  Sipex Corp.*                            636         4,993
  Skyworks Solutions Inc.*              3,560        32,396
  Softbrands Inc                          197           157
  SPSS Inc.*                              315         5,314
  SRA International Inc.*                 218         8,160
  SS&C Technologies Inc.                  189         3,778
  Standard Microsystems Corp.*            308         8,310
  Stratasys Inc*                          118         5,029
  Supertex Inc.*                          227         4,072
  Sybase Inc.*                          2,238        38,068
  Sykes Enterprises Inc.*                 613         4,058
  Synaptics Inc.*                         419         4,508
  Synplicity Inc.*                        309         1,823
  Syntel Inc.                             163         3,718
  Systems & Computer Technology
     Corp.*                               864         9,012
  Take-Two Interactive Software
     Inc.*                                992        33,897
  TALX Corp.                              348         8,568
  THQ Inc.*                               976        16,026
  Three-Five Systems Inc.*                547         3,014
  Tier Technologies Inc.*                 359         3,199
  Titan Corp.*                          2,039        42,493
  Tradestation Group Inc*                 446         3,333
  Transaction Systems Architects
     Inc.*                                865        14,368
  Transmeta Corp.*                      2,927         8,196
  Triquint Semiconductor Inc.*          3,420        19,152
  Tyler Technologies Inc.*              1,034         7,321
  Ulticom Inc.*                           279         2,938
  Ultratech Stepper Inc.*                 517        14,590
  Varian Semiconductor Equipment
     Associates Inc.*                     730        27,338
  Vastera Inc.*                           688         3,536
  Veeco Instruments Inc.*                 585        11,676
  Verint Systems Inc.*                    159         3,402
  Virage Logic Corp.*                     323         2,455
  VitalWorks Inc.*                        960         5,040
  Vitesse Semiconductor Corp.*          5,278        33,778
  White Electronic Designs Corp.*         474         5,096
  Wind River Systems Inc.*              1,767        10,053
  Xicor Inc.*                             643         5,973
  Zoran Corp.*                          1,040        20,280
                                                -----------
                                                  2,461,961
                                                -----------
UTILITIES - 2.77%
  Allegheny Energy*                     3,251        29,714
  American States Water Co.               390         9,192
  Aquila, Inc.*                         4,722        15,960
  Atmos Energy Corp.                    1,281        30,667
  Avista Corp.                          1,238        19,288

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
RUSSELL 2000 SMALL CAP INDEX FUND                SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
UTILITIES - 2.77% (CONTINUED)
  Black Hills                             823   $    25,398
  California Water Service Group          361         9,317
  Cascade Natural Gas Corp.               284         5,566
  Central Vermont Public Service
     Corp.                                304         6,743
  CH Energy Group Inc.                    369        16,236
  Chesapeake Utilities Corp               143         3,278
  Cleco Corp.                           1,135        18,546
  CMS Energy*                           3,482        25,662
  Connecticut Water Service Inc.          204         5,506
  El Paso Electric Co.*                 1,261        14,565
  Empire District Electric Co.            583        12,826
  Energen Corp.                           897        32,453
  EnergySouth Inc.                        113         3,648
  IDACORP Inc. Hldg. Co.                  981        25,016
  Laclede Group Inc.                      489        13,208
  MGE Energy, Inc.                        456        13,799
  Middlesex Water Co.                     201         4,927
  New Jersey Resources Corp.              697        25,120
  Northwest Natural Gas Co.               659        19,111
  NUI Corp.                               411         6,144
  Otter Tail Corp.                        659        17,226
  Pico Holdings Inc.*                     157         2,052
  PNM Resources Inc.                    1,004        28,152
  SEMCO Energy Inc.                       486         2,236
  Sierra Pacific Resources*             3,008        14,589
  SJW Corp.                                55         4,648
  South Jersey Industries Inc.            318        12,036
  Southern Union Co.*                   1,424        24,208
  Southwest Gas Corp.                     782        17,751
  Southwest Water Co.                     251         3,532
  UIL Holdings Corp.                      301        10,531
  UniSource Energy Corp.                  731        13,905
                                       SHARES         VALUE
UTILITIES - 2.77% (CONTINUED)
  Westar Energy Inc.                    1,718   $    31,697
                                                -----------
                                                    574,453
                                                -----------
    Total Common Stocks
       (cost $19,682,856)                        19,738,584
                                                -----------

UNIT INVESTMENT TRUST(3) - 3.09%
  iShares Russell 2000 Index Fund*      6,605       641,015
                                                -----------
    Total Unit Investment Trust
       (cost $605,769)                              641,015
                                                -----------

                                    PRINCIPAL         VALUE

SHORT-TERM INVESTMENTS(3) - 1.11%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - .87%                    $ 180,668   $   180,668
                                                -----------
U.S. TREASURY BILL - .24%
  (1.150% due 06/19/03)                50,000        49,905
                                                -----------
    Total Short-Term Investments
       (cost $230,568)                              230,573
                                                -----------
TOTAL INVESTMENTS - 99.45%
   (cost $20,519,193)(1)                         20,610,172
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 22.31%                       4,624,193
                                                -----------
OTHER ASSETS AND LIABILITIES -
(21.76%)                                         (4,510,239)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $20,724,126
                                                ===========

-------------

*             Non-income producing
+             Illiquid
(1)           For federal income tax purposes, cost is $20,583,776 and
              gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $3,926,125 and ($3,899,729),
              respectively, with a net appreciation / depreciation of
              $26,396.
(2)           This security was purchased with cash collateral held from securities lending.
(3)           Securities and other assets with an aggregate value of
              $243,925 have been segregated with the custodian or
              designated to cover margin requirements for the open long
              futures contracts with the same market value as of
              September 30, 2003:

                                                        UNREALIZED
                                                     APPRECIATION/
TYPE                                   CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------
Russell 2000 Index (12/03)                 1           $(10,450)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX
FUND
--------------------------------------------------------------------------
------

SEPTEMBER 30, 2003

                                       SHARES         VALUE

                                         ------------------
COMMON STOCKS - 77.02%
BASIC INDUSTRIES - .54%
  Sigma-Aldrich Corporation               825   $    42,851
  Smurfit-Stone Container
     Corporation*                       2,889        43,277
                                                -----------
                                                     86,128
                                                -----------
CAPITAL GOODS - 2.09%
  Maxim Integrated Products, Inc.       5,459       215,631
  PACCAR Inc.                           1,569       117,188
                                                -----------
                                                    332,819
                                                -----------
CONSUMER DURABLES - .21%
  Gentex Corporation                      957        33,342
                                                -----------
CONSUMER NON-DURABLES - .57%
  Cintas Corporation                    2,462        90,700
                                                -----------
CONSUMER SERVICES - 14.45%
  Amazon.com, Inc.*                     3,106       150,206
  Apollo Group, Inc.*                   2,131       140,710
  Bed Bath & Beyond Inc.*               4,765       181,928
  CDW Corporation                       1,053        60,800
  Comcast Corporation*                 11,431       352,989
  Costco Co.*                           2,894        89,946
  Dollar Tree Stores*                   1,324        44,354
  eBay Inc.*                            5,700       305,007
  Fastenal Company                        875        33,075
  Henry Schein, Inc.*                     493        27,953
  InterActiveCorp*                      9,058       299,367
  Lamar Advertising Company*              983        28,841
  Monster Worldwide Inc.*               1,438        36,209
  PanAmSat Corporation*                 2,437        35,288
  PETsMART, Inc.*                       1,661        37,705
  Ross Stores                             921        42,698
  Staples Inc.*                         3,832        91,010
  Starbucks Corporation*                6,499       187,171
  Whole Foods Market, Inc.*               691        38,129
  Yahoo! Inc.*                          3,424       121,141
                                                -----------
                                                  2,304,527
                                                -----------
ENERGY - .17%
  Patterson-UTI Energy, Inc.*             997        26,989
                                                -----------
HEALTH CARE - 11.46%
  Amgen Inc.*                           7,259       468,714
  Biogen, Inc.*                         2,206        84,335
  Biomet, Inc.                          4,203       141,263
  Cephalon, Inc.*                         609        27,965
  Chiron Corporation*                   3,153       162,979
  Dentsply International                  906        40,625
  Express Scripts*                        838        51,244
  First Health Group Corp.*             1,191        31,145
  Genzyme Corp.*                        3,332       154,105
  Gilead Sciences, Inc.*                2,337       130,708
  Human Genome Sciences, Inc.*          1,547        21,132
  ICOS Corporation*                       727        27,859
  IDEC Pharmaceuticals
     Corporation*                       2,023        67,062
  Invitrogen Corporation*                 566        32,822
  Lincare Holdings Inc.*                1,138        41,708
  MedImmune, Inc.*                      3,244       107,084
  Millennium
     Pharmaceuticals, Inc.*             3,867        59,513
                                       SHARES         VALUE

                                         ------------------
HEALTH CARE - 11.46% (CONTINUED)
  Patterson Dental*                       786   $    45,258
  Teva Pharmaceutical Industries
     Limited                            2,306       131,788
                                                -----------
                                                  1,827,309
                                                -----------
PUBLIC UTILITIES - 1.90%
  Nextel Communications, Inc.*         15,404       303,305
                                                -----------
TECHNOLOGY - 45.63%
  ADC Telecommunications, Inc.*        12,066        28,114
  Adobe Systems Incorporated            2,730       107,180
  Altera Corporation*                   6,479       122,453
  American Power Conversion
     Corporation                        2,377        40,742
  Apple Computer, Inc.*                 6,064       125,100
  Applied Materials, Inc.*             10,325       187,296
  At Home Corporation*                  1,735             3
  BEA Systems, Inc.*                    4,587        55,273
  Broadcom Corporation*                 2,440        64,953
  Brocade Communications
     Systems, Inc.*                     3,143        16,406
  Check Point Software
     Technologies Ltd.*                 2,891        48,569
  CIENA Corp.*                          6,678        39,467
  Cisco Systems, Inc.*                 29,732       580,963
  Citrix Systems, Inc.*                 2,451        54,118
  Compuware Corporation*                2,811        15,067
  Comverse Technology*                  2,349        35,141
  Dell Inc.*                           11,438       381,915
  EchoStar Communications
     Corporation*                       3,020       115,575
  Electronic Arts*                      1,739       160,388
  FIserv Inc.*                          2,896       104,922
  Flextronics International Ltd.*       6,788        96,254
  Intel Corp.                          27,324       751,683
  Intuit, Inc.*                         3,123       150,654
  JDS Uniphase Corporation*            19,301        69,484
  Juniper Networks, Inc.*               2,983        44,506
  KLA-Tencor Corporation*               2,778       142,789
  Linear Technology Corporation         5,040       180,482
  LM Ericsson Telephone Company*        1,428        20,963
  Mercury Interactive Corporation*      1,083        49,179
  Microchip Technology
     Incorporated                       2,040        48,838
  Microsoft Corporation                44,562     1,238,378
  Molex Incorporated                    1,184        33,851
  Network Appliance, Inc.*              4,280        87,868
  Novellus Systems, Inc.*               1,838        62,033
  NVIDIA Corporation*                   2,054        32,681
  Oracle Corporation*                  26,106       292,909
  Paychex, Inc.                         4,303       146,001
  PeopleSoft, Inc.*                     6,181       112,432
  Pixar*                                  623        41,467
  QLogic Corporation*                   1,153        54,203
  QUALCOMM Inc.                        11,470       477,611
  RF Micro Devices, Inc.*               2,515        23,364
  Sanmina-SCI Corporation*              6,554        63,574
  Siebel Systems Inc*                   6,868        66,757
  Sun Microsystems, Inc.*              16,790        55,575
  Symantec Corporation*                 1,863       117,405
  Synopsys, Inc.*                       1,654        50,894
  Tellabs, Inc.*                        2,830        19,216
  VeriSign, Inc.*                       2,697        36,328
  VERITAS Software Corporation*         5,175       162,495
  Xilinx, Inc.*                         5,399       153,925
  C.H. Robinson Worldwide               1,007        37,470
  Expeditors International of
     Washington, Inc.                   1,233        42,428

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NASDAQ-100 INDEX FUND                         SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

                                       SHARES         VALUE
TECHNOLOGY - 45.63% (CONTINUED)
  Ryanair Holdings plc*                   732   $    29,646
                                                -----------
                                                  7,276,988
                                                -----------
    Total Common Stocks
       (cost $17,319,777)                        12,282,107
                                                -----------
UNIT INVESTMENT TRUST(3) - 3.94%
  Nasdaq 100 Shares*                   19,388       628,559
                                                -----------
    Total Unit Investment Trust
       (cost $528,493)                              628,559
                                                -----------
SHORT-TERM INVESTMENTS(3) - 18.13%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 5.61%                     895,006       895,006
                                                -----------

                                    PRINCIPAL         VALUE
U.S. TREASURY BILL - 12.52%
  (0.000% due 12/18/03)             $2,000,000  $ 1,996,192
                                                -----------
    Total Short-Term Investments
       (cost $2,890,998)                          2,891,198
                                                -----------
TOTAL INVESTMENTS - 99.09%
   (cost $20,739,268)(1)                         15,801,864
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 17.96%                       2,864,408
                                                -----------
OTHER ASSETS AND LIABILITIES -
   (17.05%)                                      (2,719,777)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $15,946,495
                                                ===========

-------------

*             Non-income producing
(1) For federal income tax purposes, cost is $21,031,522 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $1,496,432 and ($6,726,090),
              respectively, with a net appreciation / depreciation of ($5,229,658).
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,899,320 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts with the same market value as of September 30, 2003:

                                                        UNREALIZED
                                                     APPRECIATION/
TYPE                                   CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------
Nasdaq-100 Index (12/03)                  21          $(101,820)
Nasdaq-100 Index Mini (12/03)              6          $  (6,960)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                   EAFE INTERNATIONAL INDEX FUND
-----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE
COMMON STOCKS - 91.47%
AUSTRALIA - 4.53%
  Alumina Ltd                           3,835   $    13,238
  Amcor Limited                         2,800        16,488
  AMP Ltd                               4,780        21,547
  Australia & New Zealand Bank
     Group                              5,100        61,962
  Australian Gas Light                  1,500        10,782
  BHP Billiton Ltd                     12,638        90,331
  BHP Steel Ltd                         2,627         8,908
  Boral Limited                         1,900         6,739
  Brambles Industries Limited           3,258        10,342
  Coca-Cola Amatil Ltd                  1,515         5,865
  Coles Myer Limited                    3,593        18,483
  Commonwealth Bank of Australia        4,276        80,170
  Fairfax-John Holdings Ltd*            2,800         6,084
  Foster's Brewing Group Limited        6,962        21,064
  General Property Trust                6,563        12,216
  Insurance Australia Group Ltd         5,600        15,730
  James Hardit                          1,500         7,472
  Lend Lease Corporation Limited        1,325         9,237
  Macquarie Bank Limited                  700        16,346
  Macquarie Infrastructure Group        6,400        14,122
  Mayne Nickless Ltd                    2,700         6,012
  Mirvac Group                          2,300         6,538
  National Australia Bank               5,235       109,134
  Newcrest Mining Limited               1,100         8,160
  News Corporation Limited              4,975        40,475
  News Corporation Ltd.                 7,057        47,861
  Orica Limited                           900         7,310
  Origin Energy Limited                 2,200         6,373
  QBE Insurance Group Ltd               2,054        13,847
  Rinker Group Ltd                      3,200        12,541
  Rio Tinto Limited                     1,094        24,339
  Santos Limited                        1,966         7,612
  Stockland Trust Group                 3,048         9,490
  Sumcorp Metway Limited                1,800        14,535
  TABCORP Holdings Limited              1,279        10,007
  Telstra Corporation Limited           7,355        23,597
  Transurban Group                      1,600         4,624
  Wesfarmers Limited                    1,249        22,927
  Westfield Holdings                    1,400        13,456
  Westfield Trust                       7,253        16,053
  Westpac Banking Corp                  5,973        65,494
  WMC Limited*                          3,835        11,473
  Wolters Kluwer                          882        12,654
  Woodside Petroleum Limited            1,600        14,512
  Woolworths Limited                    3,437        27,265
                                                -----------
                                                    983,415
                                                -----------
AUSTRIA - .12%
  Erste Bank*                             100        10,114
  OMV AG                                   77         9,218
  Telekom Austria AG*                     700         7,418
                                                -----------
                                                     26,750
                                                -----------
BELGIUM - .86%
  Delhaize-Le Lion                        253        10,312
  Dexia*                                2,200        32,076
  Electrabel                              142        39,059
  Fortis (B)*                           3,457        58,818
                                       SHARES         VALUE
BELGIUM - .86% (CONTINUED)
  Groupe Bruxelles Lambert*               235   $    11,261
  KBC Bancassurance Holding               312        11,881
  Solvay SA                               175        12,483
  UCB S.A.*                               345        10,185
                                                -----------
                                                    186,075
                                                -----------
DENMARK - .99%
  A P Moller                               17       115,978
  Danisco A/S                             200         7,528
  Danske Bank A/S                       1,700        32,394
  H. Lundbeck A/S*                        200         3,607
  ISS A/S*                                100         4,532
  Novo-Nordisk A/S                        900        33,170
  Novozymes A/S*                          200         6,289
  TDC A/S                                 400        12,296
                                                -----------
                                                    215,794
                                                -----------
FINLAND - 1.51%
  Fortum Oyj*                           1,100         9,518
  Instrumentarium Oyj*                    200         8,268
  Nokia Oyj                            16,110       248,019
  Sampo Oyj                               900         7,284
  Stora Enso Oyj                        2,200        27,234
  UMP-Kymmene Oyj                       1,700        28,488
                                                -----------
                                                    328,811
                                                -----------
FRANCE - 8.97%
  Accor SA                                636        23,419
  Alcatel SA*                           4,080        48,321
  Arcelor                               1,174        14,273
  Autoroutes Du Sud De La                 200         6,195
  Aventis SA                            2,246       116,524
  Axa                                   4,704        79,267
  Axa Uap                               4,704           219
  BNP Paribas                           2,764       135,512
  Bouygues                                649        17,088
  Business Objects*                       200         5,068
  Cap Gemini SA                           355        14,718
  Carrefour Supermarche                 1,892        95,184
  Casino Guichard Perrachon               174        15,430
  CNP Assurances                          100         4,549
  Compagnie De Saint-Gobain               992        36,471
  Credit Agricole SA                    1,100        21,431
  Essilor International                   320        13,840
  Euronext*                               300         7,305
  Finmeccanica SPA*                    19,900        13,395
  France Telecom                        2,578        59,294
  Gecina                                  100        12,368
  Groupe Danone                           406        61,938
  Lafarge SA                              433        28,062
  Lagardere S.C.A.                        420        19,026
  L'Air liquide                           608        85,886
  L'OREAL                               1,147        78,341
  LVMH Moet Hennessy Louis Vuitton        729        45,292
  Michelin (C.G.D.E.)                     438        16,287
  Pechiney SA                             246        13,536
  Pernod-Ricard                           167        15,811
  Peugeot SA                              646        27,451
  Pinault-Printemps-Redoute               221        18,144
  Publicis Groupe                         300         8,238
  Renault SA                              500        29,580

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EAFE INTERNATIONAL INDEX FUND                   SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                       SHARES         VALUE
FRANCE - 8.97% (CONTINUED)
  Sagem SA                                 28   $     2,623
  Sanofi-Synthelabo SA                  1,191        72,400
  Schneider Electric SA                   669        34,669
  Societe Generale                      1,081        72,008
  Sodexho Alliance SA                     364         9,911
  STMicroelectronics N.V.               1,970        47,604
  Suez Lyonnaise des Eaux               2,665        42,301
  Technip - Coflexip SA                    43         4,211
  Television Francaise                    400        11,846
  The Thales Company                      287         7,787
  Thomson Mulitmedia                      600        10,453
  Total FinaElf SA                      2,211       333,697
  Unibal Holding                          100         7,861
  Valeo SA                                227         8,287
  Vinci                                   185        13,325
  Vivendi Environment*                    800        17,738
  Vivendi Universal*                    3,077        54,466
  Wanadoo*                              1,300         8,433
                                                -----------
                                                  1,947,083
                                                -----------
GERMANY - 5.79%
  Adidas AG                               200        17,352
  Allianz AG                              915        80,130
  Altana AG                               200        12,670
  BASF AG                               1,900        82,664
  Bayer AG                              2,200        47,397
  Bayer Hypo-Vereinsbank                1,100        18,703
  Beiersdorf AG                           100        12,695
  Commerzbank AG                        1,500        21,661
  Continental AG                          400        11,543
  DaimlerChrysler AG                    2,900       101,316
  Deutsche Bank AG                      1,800       109,211
  Deutsche Boerse AG*                     300        15,197
  Deutsche Post AG                      1,300        22,027
  Deutsche Telekom*                     7,110       102,257
  E.ON AG                               2,000        97,589
  Fresenius Medical Care AG               100         5,753
  Henkel KGAA*                            200        13,567
  Infineon Technologies*                1,500        19,530
  Linde AG                                300        12,298
  Lufthansa                               600         7,861
  Man AG                                  400         8,525
  Merck Kgaa                              200         6,405
  Metro AG                                500        18,051
  Muenchener Rueckversicherungs AG        410        40,718
  RWE AG                                1,200        31,862
  SAP AG                                  700        85,594
  Schering AG                             600        25,993
  Siemens AG                            2,695       160,062
  ThyssenKrupp AG                       1,000        13,381
  TUI AG                                  400         6,643
  Volkswagen AG                           800        35,728
  Volkswagen AG - Preferred               400        12,163
                                                -----------
                                                  1,256,546
                                                -----------
GREECE - .19%
  Aplha Bank AE*                          500        10,353
  EFG Eurobank Ergasias*                  500         7,966
  Heelenic Telecommun                     800         8,739
                                       SHARES         VALUE
GREECE - .19% (CONTINUED)
  National Bank of Greece*                660   $    13,389
                                                -----------
                                                     40,447
                                                -----------
HONG KONG - 1.45%
  Bank of East Asia                     4,600        11,821
  Boc Hong Kong Holdings Ltd            8,900        12,872
  Cheung Kong Holdings                  5,100        40,339
  China Light & Power Holding           6,100        26,783
  Hang Seng Bank                        2,600        31,896
  Henderson Land Development            2,000         8,394
  Hong Kong & China Gas                12,430        16,694
  Hong Kong Electric Holdings           4,700        18,117
  Hong Kong Exchanges & Clearing        3,400         7,245
  Hutchison Whampoa                     7,200        52,532
  I-Cable Communications Ltd*             410            96
  Johnson Electric Holdings             5,000         7,684
  Li & Fung Ltd.                        5,400         8,577
  MTR Corporation                       4,300         5,803
  Sun Hung Kai Properties Ltd           4,500        36,465
  Swire Pacific Ltd.                    3,100        18,295
  Wharf Holdings Ltd                    4,100        10,695
                                                -----------
                                                    314,308
                                                -----------
ITALY - 3.61%
  Alleanza Assicurazioni                1,600        15,409
  Assicurazioni Generali                3,200        72,221
  Banca Fideuram SpA*                   1,000         5,823
  Banca Intesa SpA                     11,985        36,289
  Banca Intesa SpA-RNC*                 3,100         7,184
  Banca Monte Dei Paschi Siena          3,000         8,245
  Banca Nazionale Lavoro*               5,100        10,067
  Banco Popolar Di Verona*              1,200        16,881
  Banco Popolare Di Milano*             1,300         6,056
  Bank Of Ireland                       3,400        40,624
  Capitalia SpA                         4,118         9,879
  Enel SpA                              7,200        44,775
  ENI-Ente Nazionale Idrocarburi
     SpA                                8,750       133,690
  Fiat SpA*                               800         6,326
  Irish Life & Permanent                  900        11,812
  Luxottica Group SpA                     500         7,121
  Mediaset SpA                          2,000        18,307
  Mediobanca SpA                        1,550        15,000
  Riunione Adriatica di Sicurta
     SpA                                1,000        15,256
  San Paolo-IMI SpA                     3,400        33,893
  Seat-Pagine Gialle SpA*              12,325        11,339
  Snam Rete Gas*                        3,000        11,564
  South African Breweries*              2,700        21,128
  Telecom Italia Media SpA*             4,675         1,905
  Telecom Italia SpA*                  26,406        65,039
  Telecom Italia SpA-RNC*              22,776        38,751
  TIM SpA                              12,750        59,244
  Unicredito Italiano SpA              12,700        60,047
                                                -----------
                                                    783,875
                                                -----------
JAPAN - 20.17%
  77th Bank                             2,000        10,813
  Acom Co Ltd                             200         8,969
  Advantest Corp.                         200        13,266
  Aeon Co. Ltd.                           800        21,054
  Ajinomoto Co Inc                      2,000        20,570
  Asahi Breweries Ltd.                  1,000         7,376

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                 EAFE INTERNATIONAL INDEX FUND
---------------------------------------------------------------------

                                       SHARES         VALUE
JAPAN - 20.17% (CONTINUED)
  Asahi Glass Co Ltd                    2,000   $    13,767
  Asahi Kasei Corp                      4,000        15,074
  Bank of Fukuoka Ltd                   2,000         8,593
  Bank of Yokohama Ltd                  3,000        11,440
  Bridgestone Corp                      2,000        26,765
  Canon Inc                             3,000       146,623
  Central Japan Railway Co                  6        48,552
  Chiba Bank Ltd                        3,000        11,682
  Chubu Electric Power Co.              2,100        40,979
  Chugai Pharmaceutical Co Ltd            900        11,222
  Citizen Watch Co                      1,000         7,492
  Credit Saison Co                        500        10,428
  CSK Corporation*                        200         6,821
  Dai Nippon Printing Co. Ltd.          2,000        27,427
  Daiichi Pharmaceutical Co Ltd           800        12,962
  Daito Trust Construction                300         7,989
  Daikin Industries Ltd                 1,000         9,121
  Daiwa Securities Group Inc            4,000        27,033
  Denso Corp                            1,600        31,652
  East Japan Railway Company               11        53,269
  Eisai Co Ltd                            700        16,354
  Fanuc                                   400        24,240
  Fast Retailing Co Ltd                   200         9,417
  Fuji Photo Film Company Ltd           1,000        29,360
  Fujisawa Pharmaceutical Co            1,000        22,736
  Fujitsu Limited                       5,000        26,138
  Gunma Bank Ltd                        2,000         9,130
  Hirose Electric*                        100        10,249
  Hitachi Ltd                          10,000        55,498
  Honda Motor Co Ltd                    2,600       104,033
  Hoya Corporation                        400        30,972
  Itochu Corp                           4,000        12,389
  Ito-Yokado Co Ltd                     1,000        33,299
  Japan Tobacco Inc                         6        39,207
  JFE Holdings Inc.                     1,600        34,946
  Joyo Bank Ltd                         3,000         9,560
  Kajima Corporation                    3,000        10,151
  Kansai Electric Power Co              2,300        39,282
  Kao Corp                              2,000        42,250
  Keihin Electric Express Railway       2,000        10,903
  Keio Electric Railway                 2,000        10,437
  Keyence Corporation                     100        21,233
  Kinki Nippon Railway Co Ltd           5,000        16,381
  Kirin Brewery Co. Ltd.                2,000        15,307
  Komatsu Ltd                           3,000        15,629
  Konica Corporation                    1,000        13,230
  Kubota Corp.                          3,000        10,339
  Kuraray Co Ltd                        1,000         7,403
  Kyocera Corp                            500        29,539
  Kyowa Hakko Kogyo Co Ltd              2,000        11,708
  Kyushu Electric Power                 1,400        22,996
  Lawson Inc                              200         6,696
  Mabuchi Motor Co Ltd                    100         8,119
  Marui Co                              1,000        12,532
  Matsushita Electric Industrial
     Co Ltd                             7,000        84,277
  Matsushita Electric Works             1,000         6,937
  Millea Holdings                           4        45,115
  Mitsubishi Chemical Corp              5,000        10,876
  Mitsubishi Corp                       3,000        25,699
  Mitsubishi Electric Corp              6,000        25,082
  Mitsubishi Estate Co Ltd              3,000        28,331
                                       SHARES         VALUE

                                         ------------------
JAPAN - 20.17% (CONTINUED)
  Mitsubishi Heavy Industries Ltd      10,000   $    29,002
  Mitsubishi Tokyo Financial               16       100,971
  Mitsui & Co Ltd                       4,000        27,105
  Mitsui Fudosan Co Ltd                 2,000        17,724
  Mitsui Osk Lines Ltd                  3,000        10,124
  Mitsui Pertochemical                  2,000        11,547
  Mitsui Sumitomo Insurance Co          4,000        29,074
  Mizuho Holding Inc                       26        58,184
  Murata Manufacturing Co. Ltd            800        41,248
  NEC Corporation*                      5,000        37,596
  NGK Insulators 1st Section            1,000         6,857
  Nidec Corporation                       100         8,298
  Nikko Cordial Corp                    4,000        21,268
  Nikon Corp*                           1,000        13,875
  Nintendo Co Ltd                         300        25,135
  Nippon Express Co Ltd                 3,000        12,541
  Nippon Oil Corp                       4,000        17,616
  Nippon Steel Corp                    19,000        33,845
  Nippon Telegraph & Telephone
     Corp.                                 36       163,058
  Nippon Unipac Holding                     3        14,152
  Nippon Yusen Kabushiki Kaisha         3,000        11,843
  Nissan Motor Co Ltd                   8,400        90,606
  Nitto Denko Corp                        600        25,941
  Nomura Holdings Inc.                  6,000        96,675
  NTN Corporation                       2,000         9,918
  NTT Mobile Communications               100       244,372
  Obayashi Corp                         2,000         8,146
  OJI Paper Co Ltd                      3,000        16,730
  Olympus Optical Co Ltd                1,000        23,811
  Oriental Land Co Ltd                    300        16,059
  Orix Corp                               300        23,444
  Osaka Gas Co Ltd                      7,000        19,111
  Pioneer Corp                            500        12,375
  Promise Co Ltd                          400        17,545
  Resona Holding Inc*                  16,000        22,486
  Ricom Company Limited                 2,000        35,626
  Rohm Company Limited                    400        51,918
  Sankyo Co. Ltd.                       1,200        17,498
  Sanyo Electric Co Ltd                 5,000        20,901
  Secom                                   500        18,798
  Sekisui House Ltd                     1,000         9,041
  Seven Eleven                          1,000        31,956
  Sharp Corporation                     3,000        43,906
  Shin-Etsu Chemical Co Ltd             1,200        45,115
  Shionogi & Co Ltd                     1,000        17,366
  Shiseido Co Ltd                       1,000        11,404
  Shizuoka Bank Ltd.                    2,000        14,447
  Showa Denko KK                        3,000         5,666
  SMC Corporation                         200        21,089
  Softbank Corp                           700        29,575
  Sompo Japan Insurance                 3,000        21,698
  Sony Corporation                      3,000       104,731
  Sumitomo Chemical Co Ltd.             4,000        14,573
  Sumitomo Corp                         2,000        11,923
  Sumitomo Electric Industries Ltd      2,000        16,650
  Sumitomo Metal Industries            10,000         8,772
  Sumitomo Metal Mining                 2,000        10,205
  Sumitomo Mitsui Financial                12        48,337
  Sumitomo Trust and Banking            3,000        14,609
  Taise Corp                            2,000         5,460
  Takeda Chemical Industries Ltd        2,800       102,010

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EAFE INTERNATIONAL INDEX FUND                    SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
JAPAN - 20.17% (CONTINUED)
  Takefuji Corp                           200   $    12,800
  TDK Corp                                400        23,739
  Teijin Limited                        3,000         8,217
  Terumo Corporation                      600        11,574
  Tobu Railway Co Ltd                   2,000         6,391
  Tohoku Electric Power                 1,400        21,981
  Tokyo Electric Power                  3,900        83,436
  Tokyo Electron Limited                  500        33,210
  Tokyo Gas Co Ltd                      9,000        29,889
  Tokyu Corporation                     3,000        12,353
  Tonengeneral Sekiyu                   1,000         7,573
  Toppan Printing Co. Ltd.              2,000        16,488
  Toray Industries Inc                  4,000        14,358
  Toshiba Corporation                   9,000        37,864
  Tostem Corp                           1,000        17,831
  Toto Ltd                              1,000         8,029
  Toyota Industries Corporation           500         9,399
  Toyota Motor Corporation              9,100       267,180
  Trend Micro                             500        10,205
  UFJ Holdings Inc.                         4        15,719
  Uni-Charm Corporation                   100         4,726
  Yamada Denki Corp*                      300         8,862
  Yamaha Corporation                      500         9,466
  Yamanouchi Pharmaceutical Co Ltd      1,000        27,570
  Yamato Transport Co Ltd               1,000        13,338
  Yokogawa Electric                     1,000         9,578
                                                -----------
                                                  4,382,251
                                                -----------
NETHERLANDS - 5.04%
  ABN Amro Holding NV                   5,100        94,136
  Aegon NV                              4,561        53,062
  Akzo Nobel NV                           886        27,621
  ASML Lithography Holding NV*          1,562        20,464
  Corio NV                                100         3,375
  DSM NV                                  300        14,240
  Heineken NV                             665        24,154
  IHC Caland NV*                          100         5,147
  Inditex                                 700        14,999
  ING Groep NV                          5,694       104,305
  Interbrew                               462        11,503
  Koninklijke Ahold NV*                 2,230        21,269
  Koninklijke KPN NV*                   5,847        43,783
  Koninklijke Numico NV*                  500        10,143
  Nordea AB                             8,100        46,179
  Philips Electronics NV                4,438       100,575
  Reed Elsevier NV                      2,102        23,744
  Rodamco Europe NV*                      200        10,353
  Royal Dutch Petroleum Company         7,064       310,217
  TNT Post Group NV                     1,102        20,829
  Unilever NV                           1,879       110,504
  Vnu-Ver Ned Uitgev Ver Bezit            800        23,449
                                                -----------
                                                  1,094,051
                                                -----------
NEW ZEALAND - .09%
  Telecom Corp                          6,400        19,615
                                                -----------
NORWAY - .36%
  Den Norske Bank                       1,300         6,227
  Gjensidige Nor ASA                      200         6,945
  Norsk Hydro ASA                         500        25,440
  Norske Skogindustries ASA*              400         6,604
  Orkla ASA                               700        13,740
                                       SHARES         VALUE
NORWAY - .36% (CONTINUED)
  Statoil ASA                           1,500   $    13,446
  Telenor ASA                           1,500         6,675
                                                -----------
                                                     79,077
                                                -----------
PORTUGAL - .29%
  Banco Comercial Portugues             6,621        13,802
  Banco Espirito Santo SA                 375         5,459
  Brisa-Auto Estradas de Portugal
     SA                                   912         5,321
  Electricidade de Portugal SA*         6,103        14,001
  Portugal Telecom SGPS SA              3,132        24,766
                                                -----------
                                                     63,349
                                                -----------
SINGAPORE - .63%
  DBS Group Holdings Ltd                3,700        27,613
  Keppel Corp.                          1,800         5,467
  Oversea-Chinese Banking Corp          3,300        21,382
  Singapore Airlines Ltd.               1,800        11,038
  Singapore Press Holdings              1,200        12,704
  Singapore Technologies
     Engineering Ltd                   21,000        20,167
  UTD Overseas Bank                     4,000        31,009
  Venture Corporation Ltd*                700         8,099
                                                -----------
                                                    137,479
                                                -----------
SPAIN - 3.04%
  Acciona SA                              100         5,171
  Acerinox SA                             200         8,459
  Acesa Infraestrucutras SA               475         6,549
  ACS, Actividades Cons                   100         4,235
  Altadis SA                              940        23,152
  Amadeus Global Travel                   800         5,031
  Banco Bilbao Vizcaya Argentaria
     SA                                10,270       105,965
  Banco Santander Central Hispano
     SA                                14,498       122,913
  Endesa SA                             3,039        46,963
  Fomento de Construcciones Y
     Contratas SA                         128         3,952
  Gas Natural SDG SA                      707        13,577
  Grupo Dragados SA*                      419         8,578
  Grupo Ferrovial SA*                     200         5,546
  Iberdrola SA*                         2,611        43,937
  Repsol YPF SA                         3,091        50,791
  Telefonica SA                        16,176       191,015
  Union Electrica Fenosa SA               629        10,402
  Zeltia SA                               500         3,255
                                                -----------
                                                    659,491
                                                -----------
SWEDEN - 1.84%
  Assa Abloy AB                         1,000         8,791
  Atlas Copco AB - Series A               400        11,738
  Atlas Copco AB - Series B               200         5,391
  Electrolux AB                         1,000        21,783
  Eniro AB*                               600         4,693
  Ericsson Lm-B Shares*                49,100        71,726
  Hennes & Mauritz AB                   1,600        36,301
  Logitech International*                 100         3,112
  Sandvik AB                              700        19,185
  Securitas AB                          1,000        12,152
  Skandia Forsakrings AB                2,800         8,832
  Skandinaviska Enskilda Banken
     (SEB)                              1,600        17,478
  Skanska AB                            1,300         8,268
  SKF AB                                  300         9,463
  Svenska Cellulosa AB                    600        21,718
  Svenska Handelsbanken                 1,900        32,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                  EAFE INTERNATIONAL INDEX FUND
----------------------------------------------------------------------

                                       SHARES         VALUE
SWEDEN - 1.84% (CONTINUED)
  Swedish Match AB                      1,200   $     9,153
  Swisscom                                120        34,984
  Tele2 AB*                               325        14,201
  Telia AB                              5,500        23,890
  Volvo AB Class A                        300         6,535
  Volvo AB Class B                        800        18,512
                                                -----------
                                                    400,206
                                                -----------
SWITZERLAND - 6.81%
  ABB Ltd.                              3,400        18,794
  Adecco SA                               400        19,764
  AGFA Aevaert NV*                        400         9,642
  Centerpulse*                             40        11,495
  CIBA Spezialitaten*                     200        13,562
  CIE Financ Richemont                  1,800        35,779
  Credit Suisse Group                   4,000       127,972
  Holcim Ltd B                            500        20,142
  Lonza AG                                100         4,687
  Nestle SA                             1,390       320,502
  Novartis                              8,080       312,652
  Roche Holding AG                      2,400       199,000
  Roche Holding AG-Bearer Shares          100        12,305
  Swatch Group AG Class B                 100         9,503
  Swiss Re                              1,100        69,885
  UBS AG                                4,065       228,091
  Zurich Financial Services AG            523        65,345
                                                -----------
                                                  1,479,120
                                                -----------
UNITED KINGDOM - 25.18%
  3I Group Plc                          2,013        19,908
  Aegis Group Plc                       3,700         5,425
  Alliance Unichem Plc                    800         6,971
  Allied Irish Banks Plc                3,000        44,195
  Amersham Plc                          2,332        20,069
  Amvescap Plc                          2,303        17,428
  Associated British                    1,100         7,511
  AstraZeneca Plc                       5,873       248,033
  Aviva Plc                             7,613        59,067
  BAA Plc                               3,548        27,351
  BAE Systems Plc                      10,348        28,883
  Barclays Plc                         22,064       169,264
  Barratt Developments Plc*               800         6,752
  BBA Group Plc                         1,563         6,356
  BG Group Plc                         11,945        50,209
  Billiton Plc                          8,356        55,461
  BOC Group Plc                         1,672        22,945
  Boots Co. Plc                         2,794        29,964
  BP Amoco Plc                         75,402       517,377
  BPB Plc                               1,700         9,010
  Brambles Industries Plc               2,433         6,862
  British American Tobacco Plc          5,498        59,054
  British Land Company Plc              1,713        14,045
  British SKY Broadcasting Plc*         4,207        42,951
  BT Group Plc                         29,233        87,422
  Bunzl Plc                             1,600        12,122
  Cable & Wireless Plc                  8,000        15,119
  Cadbury Schweppes Plc                 6,925        42,569
  Canary Wharf Group Plc                1,609         7,218
  Capita Group Plc                      2,205         9,012
  Carnival Plc                            515        16,428
  Carlton Communications Plc            1,100         6,003
                                       SHARES         VALUE
UNITED KINGDOM - 25.18%
(CONTINUED)
  Celltech Group Plc*                     965   $     5,531
  Centrica Plc                         14,302        43,127
  Close Brothers Group Plc*               500         5,940
  Cobham Plc                              300         5,894
  Corus Group Plc*                     10,059        43,365
  CRH Plc                               1,731        30,883
  Daily Mail & Gen Trust A              1,000         8,893
  Diageo Plc                           10,640       114,814
  Dixons Group Plc                      6,560        14,659
  Elan Corporation Plc*                 1,200         6,149
  Electrocomponents Plc                 1,419         7,579
  Emap Plc                                900        11,588
  Enterprise Inns Plc                     600         9,296
  European Aeronautic Defense           1,000        15,419
  Exel Plc                              1,005        11,062
  Firstgroup Plc                        1,400         6,582
  Friends Provident Plc*                5,500        11,742
  George Wimpey Plc                     1,300         7,883
  GKN Plc                               2,433         9,711
  GlaxoSmithKline Plc                  20,277       420,766
  Granada Plc                           9,322        14,481
  GUS Plc                               3,372        36,751
  Hammerson Plc                           900         8,149
  Hanson Plc                            2,507        15,880
  Hays Plc                              5,564         9,960
  HBOS Plc                             12,752       145,761
  Hilton Group Plc                      5,358        16,001
  HSBC Holdings Plc                    36,260       478,023
  IMI Plc                               1,200         6,479
  Imperial Chemical Industries Plc      4,039        11,122
  Imperial Tobacco                      2,500        40,746
  Intercontinental Hotel Group          2,438        19,442
  Johnson Matthey Plc                     780        11,844
  Kerry Group Plc*                        400         6,712
  Kesa Electricals Plc*                 1,771         6,553
  Kingfisher Plc                        7,746        33,590
  Land Securities Plc                   1,548        21,668
  Legal & General Group Plc            21,956        33,651
  Liberty International Plc               800         8,460
  Lloyds TSB Group Plc                 18,789       129,156
  Logicagmg Plc                         2,534        10,062
  Man Group Plc                           900        19,498
  Marconi Plc*                            161            67
  Marks & Spencer Plc                   7,654        38,912
  MFI Furniture Group Plc*              2,000         6,147
  Misys Plc                             1,882         8,833
  Mitchells & Butlers Plc*              2,438         9,296
  National Grid Transco Plc            10,446        66,903
  National Power Plc*                   3,812         8,439
  Next Plc                                900        16,807
  Pearson Plc                           2,676        25,353
  Peninsular & Orient Steam
     Navigation                         2,312         9,526
  Persimmon Plc                           900         8,045
  Provident Financial Plc                 880         9,430
  Prudential Plc                        6,741        46,002
  Rank Group Plc                        2,000         8,797
  Rechitt Benckiser Plc                 2,000        40,206
  Reed Elsevier Plc                     4,245        33,200
  Rentokil Initial Plc                  6,276        22,235
  Reuters Group Plc                     4,838        17,060
  Rexam Plc                             1,500         9,894

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EAFE INTERNATIONAL INDEX FUND                    SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                       SHARES         VALUE
UNITED KINGDOM - 25.18%
(CONTINUED)
  Rio Tinto Plc Reg                     3,547   $    75,607
  RMC Group Plc                           935         9,258
  Rolls Royce Plc                       4,900        13,107
  Royal Bank of Scotland Group Plc      9,305       236,528
  Royal Sun Alliance Ins. Group         4,900         6,574
  Safeway Plc                           3,600        16,597
  Sage Group Plc                        4,100        11,188
  Sainsbury (J) Plc                     4,886        22,019
  Scot & Newcastle                      2,600        15,216
  Scottish & Southern Energy            2,900        29,294
  Scottish Power Plc                    6,231        36,362
  Severn Trent Plc                      1,200        13,388
  Shell Transport & Trading Co         32,600       201,211
  Signet Group Plc                      5,800        10,166
  Slough Estates Plc                    1,364         8,237
  Smith & Nephew Plc                    3,161        20,797
  Smiths Group Plc                      1,887        20,974
  Syngenta AG*                            400        21,687
  Tate & Lyle                           1,400         7,559
  Taylor Woodrow Plc                    1,900         7,308
  Tesco Plc                            24,288        97,249
  Thorn Emi                             2,632         6,461
  Tomkins Plc                           2,600        10,582
  Unilever Plc                          9,298        79,400
  United Business Media Plc             1,100         7,612
  United Utilities Plc                  1,827        13,932
  Vodafone Group Plc                  229,841       458,229
  Whitbread Plc                         1,000        11,572
                                       SHARES         VALUE
UNITED KINGDOM - 25.18%
(CONTINUED)
  William Hill Plc                      1,100   $     5,665
  Wolseley Plc                          1,913        22,319
  WPP Group Plc                         3,881        32,723
  Yorshire Water Plc                    1,300         9,141
                                                -----------
                                                  5,468,970
                                                -----------
    Total Common Stocks
       (cost $24,537,686)                        19,866,713
                                                -----------

UNIT INVESTMENT TRUST - 8.24%
  iShares MSCI EAFE Index Fund         15,300     1,790,100
                                                -----------
    Total Unit Investment Trust
       (cost $1,555,072)                          1,790,100
                                                -----------
TOTAL INVESTMENTS - 99.71%
   (cost $26,092,758)(1)                         21,656,813
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 5.33%                        1,157,983
                                                -----------
OTHER ASSETS AND LIABILITIES -
   (5.04%)                                       (1,095,101)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $21,719,695
                                                ===========


-------------

*             Non-income producing
(1) For federal income tax purposes, cost is $26,108,398 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $1,357,821 and ($5,809,406),
              respectively, with a net appreciation / depreciation of ($4,451,585).
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      TOTAL SOCIAL IMPACT FUND
------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                        SHARES        VALUE
COMMON STOCKS - 93.27%
CONSUMER DISCRETIONARY - 10.41%
  American Greetings*                       25   $      486
  AOL Time Warner Inc.*                  1,570       23,723
  AutoNation, Inc.*                        100        1,754
  AutoZone Inc.*                            52        4,656
  Bed Bath & Beyond Inc.*                  114        4,353
  Best Buy Co., Inc.*                      126        5,988
  Big Lots, Inc.*                           45          711
  Black & Decker Corp.                      34        1,379
  Brunswick Corp.                           34          873
  Carnival Corp.                           221        7,269
  Centex Corp.                              25        1,947
  Circuit City Group                        85          810
  Clear Channel Communications             243        9,307
  Comcast Corporation*                     751       23,191
  Cooper Tire & Rubber                      30          476
  Dana Corp.                                61          941
  Darden Restaurants                        79        1,501
  Delphi Corporation                       242        2,190
  Dillard Inc.                              35          489
  Dollar General                           264        5,280
  Dow Jones & Co.                           36        1,705
  Eastman Kodak                            131        2,743
  eBay Inc.*                               240       12,842
  Family Dollar Stores                      75        2,992
  Federated Department Stores               72        3,017
  Ford Motor                               997       10,738
  Fortune Brands, Inc.                      63        3,575
  Gannett Co.                              104        8,066
  Gap (The)                                347        5,941
  General Motors                           275       11,256
  Genuine Parts                             71        2,271
  Goodyear Tire & Rubber                    55          361
  Harley-Davidson                          132        6,362
  Harrah's Entertainment                    47        1,979
  Hasbro Inc.                               69        1,289
  Hilton Hotels                            126        2,044
  Home Depot                             1,023       32,583
  International Game Technology            112        3,153
  Interpublic Group                        130        1,836
  Johnson Controls                          36        3,406
  Jones Apparel Group                       40        1,197
  KB Home                                   18        1,074
  Knight-Ridder Inc.                        25        1,668
  Kohl's Corp.*                            138        7,383
  Leggett & Platt                           76        1,644
  Limited Brands, Inc.                     147        2,217
  Liz Claiborne, Inc.                      144        4,903
  Lowe's Cos.                              352       18,269
  Marriott International                   113        4,862
  Mattel, Inc.                             135        2,560
  May Department Stores                    115        2,832
  Maytag Corp.                              31          774
  McDonald's Corp.                         640       15,066
  McGraw-Hill                               85        5,281
  Meredith Corp.                           101        4,663
  New York Times                            68        2,955
  Newell Rubbermaid Co.                    104        2,254
                                        SHARES        VALUE
CONSUMER DISCRETIONARY - 10.41%
(CONTINUED)
  NIKE Inc.                                121   $    7,359
  Nordstrom                                 49        1,216
  Office Depot*                            105        1,475
  Omnicom Group                             75        5,389
  Penney (J.C.)                             97        2,073
  Pulte Homes, Inc.                         17        1,156
  RadioShack Corp                           74        2,102
  Reebok International                      25          836
  Sears, Roebuck & Co.                     137        5,991
  Sherwin-Williams                          62        1,823
  Snap-On Inc.                              23          636
  Stanley Works                             34        1,004
  Staples Inc.*                            193        4,584
  Starbucks Corporation*                   162        4,666
  Starwood Hotels & Resorts                 76        2,645
  Target Corp.                             387       14,563
  Tiffany & Co.                             61        2,277
  TJX Companies Inc.                       232        4,505
  Toys R Us, Inc.*                          79          950
  Tribune Co.                              127        5,829
  Tupperware Corp.                          24          321
  Univision Communications*                 83        2,650
  V.F. Corp.                                47        1,828
  Viacom Inc.                              631       24,166
  Visteon Corp.                             52          343
  Walt Disney Co.                          786       15,853
  Wendy's International                     48        1,550
  Whirlpool Corp.                           30        2,033
  Yum! Brands, Inc*                        112        3,317
                                                 ----------
                                                    418,225
                                                 ----------
CONSUMER STAPLES - 10.95%
  Alberto-Culver                            24        1,412
  Albertson's                              180        3,703
  Altria Group, Inc.                       729       31,930
  Anheuser-Busch                           363       17,910
  Archer-Daniels-Midland                   185        2,425
  Avon Products                            111        7,166
  Brown-Forman Corp.                        30        2,374
  Campbell Soup                            180        4,770
  Clorox Co.                               105        4,816
  Coca Cola Co.                          1,053       45,237
  Coca-Cola Enterprises                    155        2,954
  Colgate-Palmolive                        243       13,581
  ConAgra Foods, Inc.                      140        2,974
  Coors (Adolph)                            75        4,032
  Costco Co.*                              201        6,247
  CVS Corp.                                138        4,286
  General Mills                            172        8,096
  Gillette Co.                             497       15,894
  Heinz (H.J.)                             122        4,182
  Hershey Foods                             66        4,797
  Kellogg Co.                              181        6,036
  Kimberly-Clark                           211       10,829
  Kroger Co.*                              295        5,272
  McCormick & Co.                           50        1,371
  Pepsi Bottling Group                     108        2,223
  PepsiCo Inc.                             767       35,152
  Procter & Gamble                         698       64,788
  RJ Reynolds Tobacco                       50        1,977
  Safeway Inc.*                            191        4,382

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
TOTAL SOCIAL IMPACT FUND                         SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------

                                        SHARES        VALUE
CONSUMER STAPLES - 10.95%
(CONTINUED)
  Sara Lee Corp.                           321   $    5,894
  Supervalu Inc.                            57        1,360
  Sysco Corp.                              269        8,799
  UST Inc.                                  57        2,005
  Walgreen Co.                             359       11,000
  Wal-Mart Stores                        1,502       83,886
  Winn-Dixie                                52          502
  Wrigley (Wm) Jr.                          94        5,198
                                                 ----------
                                                    439,460
                                                 ----------
ENERGY - 4.74%
  Amerada Hess                              32        1,603
  Anadarko Petroleum                        98        4,092
  Apache Corp.                              55        3,814
  Ashland Inc.                              28          920
  Baker Hughes                             100        2,959
  BJ Services*                              75        2,563
  Burlington Resources                      81        3,904
  ChevronTexaco Corp.                      410       29,295
  ConocoPhillips                           302       16,535
  Devon Energy Corp.                        53        2,554
  EOG Resources                             46        1,920
  Exxon Mobil Corp.                      2,195       80,337
  Halliburton Co.                          153        3,710
  Kerr-McGee                                36        1,607
  Marathon Oil Corp.                       117        3,335
  Nabors Industries Ltd.*                   60        2,236
  Noble Corporation*                        54        1,835
  Occidental Petroleum                     131        4,615
  Rowan Cos.*                               36          885
  Schlumberger Ltd.                        217       10,502
  Sunoco., Inc.                            107        4,303
  Transocean Inc.*                          85        1,700
  Unocal Corp.                             155        4,886
                                                 ----------
                                                    190,110
                                                 ----------
FINANCIALS - 18.83%
  ACE Limited                              100        3,308
  AFLAC Corporation                        214        6,912
  Allstate Corp.                           284       10,375
  Ambac Financial Group                     41        2,624
  American Express                         507       22,845
  American International Group           1,064       61,393
  AmSouth Bancorporation                   155        3,289
  Aon Corp.                                106        2,210
  Apartment Investment & Management         75        2,952
  Bank of America Corp.                    641       50,024
  Bank of New York                         253        7,365
  Bank One Corp.                           421       16,272
  BB&T Corporation                         163        5,853
  Bear Stearns Cos.                         33        2,468
  Capital One Financial                     80        4,563
  Charles Schwab                           556        6,622
  Charter One Financial                     93        2,846
  Chubb Corp.                               71        4,606
  Cincinnati Financial                      66        2,637
  Citigroup Inc.                         1,580       71,906
  Comerica Inc.                             67        3,122
  Countrywide Financial Corp.               48        3,757
  Equity Office Properties                 150        4,130
  Equity Residential                       100        2,928
                                        SHARES        VALUE
FINANCIALS - 18.83% (CONTINUED)
  Fannie Mae                               503   $   35,311
  Federal Home Loan Mortgage               300       15,705
  Federated Investors Inc.                  50        1,385
  Fifth Third Bancorp                      237       13,146
  First Tennessee National                  50        2,123
  Fleet Boston Financial Group             408       12,301
  Franklin Resources                       204        9,019
  Golden West Financial                     67        5,997
  Goldman Sachs Group                      141       11,830
  Hartford Financial Services Group         83        4,368
  Huntington Bancshares                    101        1,999
  J.P. Morgan Chase & Co.                  725       24,889
  Janus Capital Group                       88        1,229
  Jefferson-Pilot                           63        2,796
  John Hancock Financial                   115        3,887
  KeyCorp                                  181        4,628
  Lehman Bros.                              85        5,872
  Lincoln National                          81        2,866
  Loews Corp.                               58        2,341
  Marsh & McLennan                         230       10,950
  Marshall & Ilsley Corp.                  100        3,152
  MBIA Inc.                                 79        4,343
  MBNA Corp.                               556       12,677
  Mellon Bank Corp.                        311        9,374
  Merrill Lynch                            317       16,969
  MetLife Inc.                             300        8,415
  MGIC Investment                           44        2,291
  Moody's Corp                              69        3,793
  Morgan Stanley                           306       15,441
  National City Corp.                      253        7,453
  North Fork Bancorporation                 65        2,259
  Northern Trust Corp.                     148        6,281
  Plum Creek Timber Co.                     80        2,035
  PNC Bank Corp.                           119        5,662
  Principal Financial Group                150        4,649
  Progressive Corp.                         90        6,220
  ProLogis                                 100        3,025
  Providian Financial Corp.*               116        1,368
  Prudential Financial                     250        9,340
  Regions Financial Corp.                   89        3,048
  SAFECO Corp.                              52        1,834
  Simon Property Group, Inc                 70        3,051
  SLM Corporation                          192        7,480
  SouthTrust Corp.                         134        3,938
  St. Paul Cos.                             84        3,111
  State Street Corp.                       136        6,120
  SunTrust Banks                           117        7,063
  Synovus Financial                        118        2,949
  T. Rowe Price Group                       49        2,022
  Torchmark Corp.                           45        1,829
  Travelers Property Casualty Corp.        395        6,273
  U.S. Bancorp                             694       16,649
  Union Planters Corporation                78        2,468
  UnumProvident Corp.                       98        1,447
  Wachovia Corp.                           663       27,309
  Washington Mutual                        401       15,786
  Wells Fargo                              687       35,381
  XL Capital                                48        3,717
  Zions Bancorp                             35        1,955
                                                 ----------
                                                    755,826
                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                      TOTAL SOCIAL IMPACT FUND
---------------------------------------------------------------------

                                        SHARES        VALUE
HEALTH CARE - 13.12%
  Abbott Labs                              540   $   22,977
  Aetna Inc.                                52        3,174
  Allergan, Inc.                            55        4,330
  AmerisourceBergen Corp.                   40        2,162
  Amgen Inc.*                              596       38,484
  Anthem, Inc.*                             55        3,923
  Applera Corp-Applied Biosystems
     Group                                  94        2,097
  Bard (C.R.) Inc.                          19        1,349
  Bausch & Lomb                             19          839
  Baxter International Inc.                344        9,997
  Becton, Dickinson                        104        3,756
  Biogen, Inc.*                             65        2,485
  Biomet, Inc.                             112        3,764
  Boston Scientific*                       153        9,761
  Bristol-Myers Squibb                     877       22,504
  Cardinal Health, Inc.                    172       10,043
  Chiron Corporation*                       75        3,877
  CIGNA Corp.                               62        2,768
  Express Scripts*                          50        3,058
  Forest Laboratories*                     136        6,997
  Genzyme Corp.*                            80        3,700
  Guidant Corp.                            134        6,278
  HCA Inc.                                 139        5,124
  Health Management Assoc.                 100        2,181
  Humana Inc.*                              53          957
  IMS Health Inc.                          117        2,469
  Johnson & Johnson                      1,319       65,317
  King Pharmaceuticals*                     93        1,409
  Lilly (Eli) & Co.                        394       23,404
  Manor Care Inc.                           39        1,170
  McKesson Corp.                            92        3,063
  Medco Health Solutions Inc.*             130        3,371
  MedImmune, Inc.*                          87        2,872
  Medtronic Inc.                           588       27,589
  Merck & Co.                            1,082       54,771
  Millipore Corp.*                          19          875
  Pfizer, Inc.                           3,181       96,638
  Quest Diagnostics*                        50        3,031
  Schering-Plough                          629        9,586
  St Jude Medical*                          68        3,656
  Stryker Corp.                             77        5,799
  Tenet Healthcare Corp.*                  184        2,664
  United Health Group Inc.                 262       13,184
  Watson Pharmaceuticals*                   41        1,709
  WellPoint Health Networks*                80        6,166
  Wyeth                                    392       18,071
  Zimmer Holdings*                          65        3,582
                                                 ----------
                                                    526,981
                                                 ----------
INDUSTRIALS - 10.10%
  3M Company                               362       25,003
  Allied Waste Industries*                  73          788
  American Power Conversion
     Corporation                            82        1,405
  American Standard*                        20        1,685
  Apollo Group, Inc.*                       75        4,952
  Avery Dennison Corp.                      47        2,374
  Block H&R                                 72        3,107
  Boeing Company                           322       11,054
  Burlington Northern Santa Fe             157        4,533
  Caterpillar Inc.                         134        9,225
  Cendant Corporation*                     306        5,719
                                        SHARES        VALUE
INDUSTRIALS - 10.10% (CONTINUED)
  Cintas Corporation                        67   $    2,468
  Cooper Industries, Ltd.                  103        4,947
  Crane Company                             24          562
  CSX Corp.                                 69        2,018
  Cummins Inc.                             100        4,443
  Danaher Corp.                             58        4,284
  Deere & Co.                              119        6,344
  Delta Air Lines                           39          519
  Deluxe Corp.                              33        1,325
  Donnelley (R.R.) & Sons                   50        1,244
  Dover Corp.                               82        2,900
  Eaton Corp.                               29        2,570
  Emerson Electric                         176        9,266
  Equifax Inc.                              59        1,314
  FedEx Corporation                        127        8,183
  Fluor Corp.                               30        1,120
  General Dynamics                          79        6,167
  General Electric                       3,742      111,549
  Goodrich Corporation                      42        1,018
  Grainger (W.W.) Inc.                      44        2,092
  Honeywell International Inc.             323        8,511
  Illinois Tool Works                      133        8,813
  Ingersoll-Rand Co. Ltd.                   67        3,580
  ITT Industries, Inc.                      37        2,214
  Lockheed Martin Corp.                    156        7,199
  Masco Corp.                              181        4,431
  Monster Worldwide*                        36          906
  Navistar International Corp.*             25          932
  Norfolk Southern Corp.                   166        3,071
  Northrop Grumman Corp.                    54        4,656
  PACCAR Inc.                               88        6,573
  Pall Corp.                                46        1,032
  Parker-Hannifin                           53        2,369
  Pitney-Bowes                             116        4,445
  Power-One Inc.*                           32          329
  Raytheon Co.                             139        3,892
  Robert Half International*                71        1,385
  Rockwell Automation, Inc.                 69        1,811
  Rockwell Collins                         169        4,267
  Ryder System                              23          674
  Southwest Airlines                       315        5,576
  Textron Inc.                              58        2,288
  Thomas & Betts Corp.*                     24          380
  Tyco International                       783       15,998
  Union Pacific                             91        5,294
  United Parcel Service                    601       38,344
  United Technologies                      217       16,770
  Waste Management Inc.                    213        5,574
                                                 ----------
                                                    405,492
                                                 ----------
INFORMATION TECHNOLOGY - 17.02%
  ADC Telecommunications, Inc.*            331          771
  Adobe Systems Incorporated               101        3,965
  Advanced Micro Devices*                  252        2,800
  Agilent Technologies*                    190        4,201
  Altera Corporation*                      159        3,005
  Analog Devices*                          146        5,551
  Andrew Corp.*                             33          406
  Apple Computer, Inc.*                    127        2,620
  Applied Materials, Inc.*                 684       12,408
  Applied Micro Circuits*                  116          565

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
TOTAL SOCIAL IMPACT FUND                        SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                        SHARES        VALUE
INFORMATION TECHNOLOGY - 17.02%
(CONTINUED)
  Autodesk, Inc.                            50   $      851
  Automatic Data Processing Inc.           258        9,249
  Avaya Inc.*                              115        1,254
  BMC Software*                            221        3,079
  Broadcom Corporation*                     93        2,476
  CIENA Corp.*                             125          739
  Cisco Systems, Inc.*                   3,678       71,868
  Citrix Systems, Inc.*                     77        1,700
  Computer Associates International        245        6,397
  Computer Sciences Corp.*                  67        2,517
  Compuware Corporation*                   153          820
  Comverse Technology*                     339        5,071
  Concord EFS Inc.*                        168        2,297
  Convergys Corp.*                          65        1,192
  Corning Inc.*                            385        3,627
  Dell Inc.*                             1,123       37,497
  Electronic Arts*                          75        6,917
  Electronic Data Systems                  207        4,181
  EMC Corp.*                               807       10,192
  First Data                               328       13,107
  FIserv Inc.*                              75        2,717
  Gateway Inc.*                            134          758
  Hewlett-Packard                        1,265       24,490
  Intel Corp.                            3,350       92,159
  International Business Machines          773       68,279
  Intuit, Inc.*                             81        3,907
  Jabil Circuit*                            85        2,214
  JDS Uniphase Corporation*                525        1,890
  KLA-Tencor Corporation*                   77        3,958
  Lexmark International Inc*                75        4,726
  Linear Technology Corporation            129        4,619
  LSI Logic*                               129        1,160
  Lucent Technologies*                   1,631        3,523
  Maxim Integrated Products, Inc.          114        4,503
  Mercury Interactive Corporation*          32        1,453
  Micron Technology*                       239        3,207
  Microsoft Corporation                  3,434       95,431
  Molex Incorporated                       124        3,545
  Motorola Inc.                            987       11,814
  National Semiconductor*                   69        2,228
  NCR Corp.*                                38        1,204
  Network Appliance, Inc.*                 133        2,730
  Novell Inc.*                             140          746
  Novellus Systems, Inc.*                   53        1,789
  NVIDIA Corporation*                       50          796
  Oracle Corporation*                    2,242       25,155
  Parametric Technology Corp.*             112          349
  Paychex, Inc.                            160        5,429
  PeopleSoft, Inc.*                        117        2,128
  PerkinElmer                               40          612
  PMC-Sierra Inc.*                          58          765
  QLogic Corp.*                             36        1,692
  QUALCOMM Inc.                            318       13,242
  Sabre Holding Corp.                       53        1,139
  Sanmina-SCI Corporation*                 120        1,164
  Scientific-Atlanta                        63        1,962
  Siebel Systems Inc*                      178        1,730
  Solectron*                               314        1,837
  Sun Microsystems, Inc.*                2,004        6,633
  SunGard Data Systems*                    130        3,420
  Symantec Corporation*                     50        3,151
                                        SHARES        VALUE
INFORMATION TECHNOLOGY - 17.02%
(CONTINUED)
  Symbol Technologies                       85   $    1,016
  Tektronix Inc.*                           39          965
  Tellabs, Inc.*                           168        1,141
  Teradyne Inc.*                            71        1,321
  Texas Instruments                        857       19,541
  Thermo Electron*                          69        1,498
  Unisys Corp.*                            125        1,691
  VERITAS Software Corporation*            159        4,993
  Waters Corporation*                       50        1,372
  Xerox Corp.*                             315        3,232
  Xilinx, Inc.*                            131        3,735
  Yahoo! Inc.*                             210        7,430
                                                 ----------
                                                    683,512
                                                 ----------
MATERIALS - 2.62%
  Air Products & Chemicals                 110        4,961
  Alcoa Inc                                371        9,705
  Allegheny Technologies Inc                28          183
  Ball Corp.                                24        1,296
  Bemis Company                             22          975
  Boise Cascade                             19          524
  Dow Chemical                             393       12,788
  Du Pont (E.I.)                           469       18,765
  Eastman Chemical                          28          938
  Ecolab Inc.                              112        2,828
  Engelhard Corp.                           53        1,467
  Freeport-McMoRan Copper & Gold            53        1,754
  Georgia-Pacific Group                     85        2,060
  Great Lakes Chemical Corp.                17          342
  Hercules, Inc.*                           38          431
  International Flavors &
     Fragrances                             39        1,290
  International Paper                      171        6,672
  Louisiana-Pacific Corp.*                  35          482
  MeadWestvaco Corporation                  81        2,066
  Monsanto Co.                              95        2,274
  Newmont Mining Corp.                     144        5,629
  Nucor Corp.                               32        1,468
  Pactiv Corp.*                             64        1,298
  Phelps Dodge*                             27        1,264
  PPG Industries                            75        3,917
  Praxair, Inc.                             69        4,275
  Rohm & Haas                               96        3,211
  Sealed Air Corp.*                         34        1,606
  Sigma-Aldrich Corporation                 33        1,714
  Temple-Inland                             20          971
  United States Steel Corp.                 33          607
  Vulcan Materials                          41        1,636
  Weyerhaeuser Corp.                        92        5,377
  Worthington Industries Inc.               35          440
                                                 ----------
                                                    105,214
                                                 ----------
TELECOMMUNICATION SERVICES - 3.07%
  ALLTEL Corp.                             129        5,978
  AT&T Corp.                               297        6,400
  AT&T Wireless Services*                1,045        8,548
  BellSouth                                768       18,186
  Century Telephone                         58        1,967
  Citizens Communications*                  99        1,110
  Nextel Communications, Inc.*             371        7,305
  Qwest Communications Int*                666        2,264
  SBC Communications Inc.                1,283       28,547

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                        TOTAL SOCIAL IMPACT FUND
-----------------------------------------------------------------------

                                        SHARES        VALUE

                                          -----------------
TELECOMMUNICATION SERVICES - 3.07%
(CONTINUED)
  Sprint Corp. FON                         323   $    4,877
  Sprint Corp. PCS*                        362        2,074
  Verizon Communications                 1,116       36,203
                                                 ----------
                                                    123,459
                                                 ----------
UTILITIES - 2.41%
  AES Corp.*                               198        1,469
  Allegheny Energy*                         43          393
  Ameren Corporation                        58        2,489
  American Electric Power                  134        4,020
  Calpine Corp.*                           111          543
  CenterPoint Energy                       110        1,009
  CINergy Corp.                            120        4,404
  CMS Energy*                               48          354
  Consolidated Edison                       78        3,179
  Constellation Energy Group                61        2,183
  Dominion Resources                       101        6,252
  DTE Energy Co.                            56        2,066
  Duke Energy                              296        5,272
  Dynegy Inc.*                             133          479
  Edison International*                    135        2,579
  El Paso Corp.                            191        1,394
  Entergy Corp.                             85        4,603
  Exelon Corp.                             109        6,922
  FirstEnergy Corp.                        123        3,924
  FPL Group                                 74        4,677
  Keyspan Energy                            55        1,929
  Kinder Morgan                             45        2,430
  NICOR Inc.                                19          668
  NiSource Inc.                             80        1,598
  Peoples Energy                            15          621
  PG&E Corp.*                              126        3,011
                                        SHARES        VALUE

                                          -----------------
UTILITIES - 2.41% (CONTINUED)
  Pinnacle West Capital                     37   $    1,314
  PPL Corp.                                 57        2,333
  Progress Energy, Inc.                     83        3,690
  Public Service Enterprise Group
     Inc.                                   83        3,485
  Sempra Energy                             86        2,525
  Southern Co.                             274        8,034
  TECO Energy                               50          691
  TXU Corp.                                107        2,521
  Williams Cos.                            162        1,526
  Xcel Energy Inc                          132        2,042
                                                 ----------
                                                     96,629
                                                 ----------
    Total Common Stocks
       (cost $4,573,375)                          3,744,908
                                                 ----------

UNIT INVESTMENT TRUST - 3.48%
  S&P 500 Depositary Receipts            1,400      139,930
                                                 ----------
    Total Unit Investment Trust
       (cost $182,978)                              139,930
                                                 ----------

SHORT-TERM INVESTMENTS - .15%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .15%                              5,963        5,963
                                                 ----------
    Total Short-Term Investments
       (cost $5,963)                                  5,963
                                                 ----------
TOTAL INVESTMENTS - 96.90%
   (cost $4,762,316)(1)                           3,890,801
                                                 ----------
OTHER ASSETS AND LIABILITIES -
3.10%                                               124,284
                                                 ----------
TOTAL NET ASSETS - 100.00%                       $4,015,085
                                                 ==========

-------------

*             Non-income producing
(1) For federal income tax purposes, cost is $4,763,327 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $297,054 and ($1,169,580),
              respectively, with a net appreciation / depreciation of ($872,526).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BALANCED INDEX FUND                           SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE
COMMON STOCKS - 59.40%
CONSUMER DISCRETIONARY - 6.56%
  American Greetings*                      97   $     1,885
  AOL Time Warner Inc.*                 6,627       100,134
  AutoNation, Inc.*                       425         7,455
  AutoZone Inc.*                          200        17,906
  Bed Bath & Beyond Inc.*                 420        16,036
  Best Buy Co., Inc.*                     459        21,812
  Big Lots, Inc.*                         166         2,624
  Black & Decker Corp.                    127         5,150
  Brunswick Corp.                         131         3,364
  Carnival Corp.                          882        29,009
  Centex Corp.                             89         6,931
  Circuit City Group                      304         2,897
  Clear Channel Communications            857        32,823
  Comcast Corporation*                  3,505       108,234
  Cooper Tire & Rubber                    110         1,746
  Dana Corp.                              228         3,518
  Darden Restaurants                      277         5,263
  Delphi Corporation                      842         7,620
  Dillard Inc.                            140         1,957
  Dollar General                          492         9,840
  Dow Jones & Co.                         133         6,298
  Eastman Kodak                           453         9,486
  eBay Inc.*                              800        42,808
  Family Dollar Stores                    288        11,488
  Federated Department Stores             305        12,780
  Ford Motor                            2,736        29,467
  Fortune Brands, Inc.                    237        13,450
  Gannett Co.                             399        30,946
  Gap (The)                             1,273        21,794
  General Motors                          853        34,913
  Genuine Parts                           265         8,475
  Goodyear Tire & Rubber                  234         1,537
  Harley-Davidson                         454        21,883
  Harrah's Entertainment                  183         7,706
  Hasbro Inc.                             258         4,819
  Hilton Hotels                           551         8,937
  Home Depot                            3,495       111,316
  International Game Technology           440        12,386
  Interpublic Group                       451         6,368
  Johnson Controls                        128        12,109
  Jones Apparel Group                     180         5,387
  KB Home                                  72         4,296
  Knight-Ridder Inc.                      116         7,737
  Kohl's Corp.*                           488        26,108
  Leggett & Platt                         294         6,359
  Limited Brands, Inc.                    768        11,581
  Liz Claiborne, Inc.                     164         5,584
  Lowe's Cos.                           1,144        59,374
  Marriott International                  359        15,448
  Mattel, Inc.                            637        12,078
  May Department Stores                   449        11,059
  Maytag Corp.                            117         2,921
  McDonald's Corp.                      1,979        46,586
  McGraw-Hill                             291        18,080
  Meredith Corp.                           76         3,509
  New York Times                          254        11,039
  Newell Rubbermaid Co.                   399         8,646
                                       SHARES         VALUE
CONSUMER DISCRETIONARY - 6.56%
(CONTINUED)
  NIKE Inc.                               409   $    24,875
  Nordstrom                               201         4,987
  Office Depot*                           450         6,323
  Omnicom Group                           266        19,112
  Penney (J.C.)                           391         8,356
  Pulte Homes, Inc.                        62         4,217
  RadioShack Corp                         279         7,926
  Reebok International                     85         2,842
  Sears, Roebuck & Co.                    504        22,040
  Sherwin-Williams                        245         7,205
  Snap-On Inc.                             88         2,433
  Stanley Works                           131         3,867
  Staples Inc.*                           685        16,269
  Starbucks Corporation*                  550        15,840
  Starwood Hotels & Resorts               285         9,918
  Target Corp.                          1,352        50,876
  Tiffany & Co.                           217         8,101
  TJX Companies Inc.                      848        16,468
  Toys R Us, Inc.*                        308         3,705
  Tribune Co.                             461        21,160
  Tupperware Corp.                         86         1,151
  Univision Communications*               317        10,122
  V.F. Corp.                              171         6,654
  Viacom Inc.                           2,663       101,992
  Visteon Corp.                           195         1,287
  Walt Disney Co.                       3,146        63,454
  Wendy's International                   170         5,491
  Whirlpool Corp.                         109         7,386
  Yum! Brands, Inc*                       442        13,092
                                                -----------
                                                  1,518,111
                                                -----------
CONSUMER STAPLES - 7.01%
  Alberto-Culver                           83         4,882
  Albertson's                             634        13,041
  Altria Group, Inc.                    3,115       136,437
  Anheuser-Busch                        1,352        66,708
  Archer-Daniels-Midland                  993        13,018
  Avon Products                           355        22,919
  Brown-Forman Corp.                      103         8,149
  Campbell Soup                           632        16,748
  Clorox Co.                              351        16,100
  Coca Cola Co.                         3,742       160,756
  Coca-Cola Enterprises                   629        11,989
  Colgate-Palmolive                       863        48,233
  ConAgra Foods, Inc.                     794        16,865
  Coors (Adolph)                           55         2,957
  Costco Co.*                             669        20,793
  CVS Corp.                               584        18,139
  General Mills                           626        29,466
  Gillette Co.                          1,562        49,953
  Heinz (H.J.)                            527        18,066
  Hershey Foods                           205        14,899
  Kellogg Co.                             607        20,243
  Kimberly-Clark                          806        41,364
  Kroger Co.*                           1,249        22,320
  McCormick & Co.                         200         5,484
  Pepsi Bottling Group                    422         8,685
  PepsiCo Inc.                          2,606       119,433
  Procter & Gamble                      1,957       181,649
  RJ Reynolds Tobacco                     130         5,140
  Safeway Inc.*                           743        17,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS                          BALANCED INDEX FUND
--------------------------------------------------------------------

                                       SHARES         VALUE
CONSUMER STAPLES - 7.01%
(CONTINUED)
  Sara Lee Corp.                        1,176   $    21,591
  Supervalu Inc.                          197         4,700
  Sysco Corp.                             998        32,645
  UST Inc.                                243         8,549
  Walgreen Co.                          1,508        46,205
  Wal-Mart Stores                       6,741       376,485
  Winn-Dixie                              216         2,084
  Wrigley (Wm) Jr.                        342        18,913
                                                -----------
                                                  1,622,652
                                                -----------
ENERGY - 3.36%
  Amerada Hess                            136         6,814
  Anadarko Petroleum                      363        15,159
  Apache Corp.                            210        14,561
  Ashland Inc.                            106         3,482
  Baker Hughes                            494        14,617
  BJ Services*                            225         7,688
  Burlington Resources                    322        15,520
  ChevronTexaco Corp.                   1,612       115,177
  ConocoPhillips                          988        54,093
  Devon Energy Corp.                      179         8,626
  EOG Resources                           174         7,263
  Exxon Mobil Corp.                    10,230       374,418
  Halliburton Co.                         664        16,102
  Kerr-McGee                              158         7,053
  Marathon Oil Corp.                      467        13,310
  Nabors Industries Ltd.*                 205         7,638
  Noble Corporation*                      206         7,002
  Occidental Petroleum                    552        19,447
  Rowan Cos.*                             140         3,441
  Schlumberger Ltd.                       852        41,238
  Sunoco., Inc.                           132         5,309
  Transocean Inc.*                        440         8,800
  Unocal Corp.                            363        11,442
                                                -----------
                                                    778,200
                                                -----------
FINANCIALS - 12.42%
  ACE Limited                             375        12,405
  AFLAC Corporation                       794        25,646
  Allstate Corp.                        1,104        40,329
  Ambac Financial Group                   163        10,432
  American Express                      1,999        90,075
  American International Group          3,943       227,511
  AmSouth Bancorporation                  566        12,011
  Aon Corp.                               383         7,986
  Apartment Investment & Management       150         5,904
  Bank of America Corp.                 2,247       175,356
  Bank of New York                      1,104        32,137
  Bank One Corp.                        1,746        67,483
  BB&T Corporation                        636        22,839
  Bear Stearns Cos.                       166        12,417
  Capital One Financial                   293        16,713
  Charles Schwab                        2,088        24,868
  Charter One Financial                   345        10,557
  Chubb Corp.                             262        16,999
  Cincinnati Financial                    241         9,630
  Citigroup Inc.                        7,711       350,928
  Comerica Inc.                           234        10,904
  Countrywide Financial Corp.             170        13,308
  Equity Office Properties                600        16,518
  Equity Residential                      425        12,444
                                       SHARES         VALUE
FINANCIALS - 12.42% (CONTINUED)
  Fannie Mae                            1,507   $   105,791
  Federal Home Loan Mortgage            1,040        54,444
  Federated Investors Inc.                150         4,155
  Fifth Third Bancorp                     846        46,928
  First Tennessee National                200         8,492
  Fleet Boston Financial Group          1,617        48,753
  Franklin Resources                      386        17,065
  Golden West Financial                   237        21,214
  Goldman Sachs Group                     690        57,891
  Hartford Financial Services Group       322        16,947
  Huntington Bancshares                   365         7,223
  J.P. Morgan Chase & Co.               2,969       101,926
  Janus Capital Group                     333         4,652
  Jefferson-Pilot                         231        10,252
  John Hancock Financial                  465        15,717
  KeyCorp                                 651        16,646
  Lehman Bros.                            362        25,007
  Lincoln National                        287        10,154
  Loews Corp.                             296        11,950
  Marsh & McLennan                        806        38,374
  Marshall & Ilsley Corp.                 300         9,456
  MBIA Inc.                               220        12,093
  MBNA Corp.                            1,927        43,936
  Mellon Bank Corp.                       735        22,153
  Merrill Lynch                         1,373        73,497
  MetLife Inc.                          1,154        32,370
  MGIC Investment                         158         8,227
  Moody's Corp                            242        13,303
  Morgan Stanley                        1,694        85,479
  National City Corp.                     907        26,720
  North Fork Bancorporation               240         8,340
  Northern Trust Corp.                    333        14,133
  Plum Creek Timber Co.                   250         6,360
  PNC Bank Corp.                          435        20,697
  Principal Financial Group               520        16,115
  Progressive Corp.                       327        22,599
  ProLogis                                275         8,319
  Providian Financial Corp.*              426         5,023
  Prudential Financial                    850        31,755
  Regions Financial Corp.                 370        12,672
  SAFECO Corp.                            191         6,735
  Simon Property Group, Inc               250        10,895
  SLM Corporation                         702        27,350
  SouthTrust Corp.                        504        14,812
  St. Paul Cos.                           317        11,738
  State Street Corp.                      482        21,690
  SunTrust Banks                          453        27,347
  Synovus Financial                       423        10,571
  T. Rowe Price Group                     181         7,467
  Torchmark Corp.                         192         7,803
  Travelers Property Casualty Corp.     1,434        22,772
  U.S. Bancorp                          2,932        70,339
  Union Planters Corporation              303         9,587
  UnumProvident Corp.                     360         5,317
  Wachovia Corp.                        2,073        85,386
  Washington Mutual                     1,420        55,905
  Wells Fargo                           2,579       132,818
  XL Capital                              190        14,714
  Zions Bancorp                           149         8,322
                                                -----------
                                                  2,873,796
                                                -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BALANCED INDEX FUND                             SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

                                       SHARES         VALUE
HEALTH CARE - 8.20%
  Abbott Labs                           2,319   $    98,673
  Aetna Inc.                              211        12,877
  Allergan, Inc.                          194        15,274
  AmerisourceBergen Corp.                 150         8,108
  Amgen Inc.*                           1,910       123,329
  Anthem, Inc.*                           200        14,266
  Applera Corp-Applied Biosystems
     Group                                312         6,961
  Bard (C.R.) Inc.                         76         5,396
  Bausch & Lomb                            79         3,488
  Baxter International Inc.               868        25,224
  Becton, Dickinson                       378        13,653
  Biogen, Inc.*                           222         8,487
  Biomet, Inc.                            403        13,545
  Boston Scientific*                      610        38,918
  Bristol-Myers Squibb                  2,952        75,748
  Cardinal Health, Inc.                   618        36,085
  Chiron Corporation*                     269        13,905
  CIGNA Corp.                             232        10,359
  Express Scripts*                        100         6,115
  Forest Laboratories*                    512        26,342
  Genzyme Corp.*                          300        13,875
  Guidant Corp.                           459        21,504
  HCA Inc.                                834        30,741
  Health Management Assoc.                375         8,179
  Humana Inc.*                            251         4,531
  IMS Health Inc.                         445         9,390
  Johnson & Johnson                     4,473       221,503
  King Pharmaceuticals*                   317         4,803
  Lilly (Eli) & Co.                     1,690       100,386
  Manor Care Inc.                         153         4,590
  McKesson Corp.                          422        14,048
  Medco Health Solutions Inc.*            407        10,554
  MedImmune, Inc.*                        312        10,299
  Medtronic Inc.                        1,791        84,034
  Merck & Co.                           3,380       171,096
  Millipore Corp.*                         69         3,178
  Pfizer, Inc.                         11,991       364,286
  Quest Diagnostics*                      140         8,490
  Schering-Plough                       2,191        33,391
  St Jude Medical*                        250        13,443
  Stryker Corp.                           300        22,592
  Tenet Healthcare Corp.*                 702        10,165
  United Health Group Inc.                972        48,911
  Watson Pharmaceuticals*                 144         6,002
  WellPoint Health Networks*              186        14,337
  Wyeth                                 1,952        89,986
  Zimmer Holdings*                        295        16,255
                                                -----------
                                                  1,897,322
                                                -----------
INDUSTRIALS - 6.23%
  3M Company                            1,184        81,779
  Allied Waste Industries*                283         3,056
  American Power Conversion
     Corporation                          290         4,971
  American Standard*                      100         8,425
  Apollo Group, Inc.*                     250        16,508
  Avery Dennison Corp.                    168         8,487
  Block H&R                               294        12,686
  Boeing Company                        1,341        46,037
  Burlington Northern Santa Fe            596        17,207
  Caterpillar Inc.                        522        35,934
  Cendant Corporation*                  1,559        29,138
                                       SHARES         VALUE
INDUSTRIALS - 6.23% (CONTINUED)
  Cintas Corporation                      259   $     9,542
  Cooper Industries, Ltd.                 139         6,676
  Crane Company                            91         2,130
  CSX Corp.                               327         9,565
  Cummins Inc.                             62         2,755
  Danaher Corp.                           212        15,658
  Deere & Co.                             350        18,659
  Delta Air Lines                         183         2,434
  Deluxe Corp.                            108         4,335
  Donnelley (R.R.) & Sons                 182         4,526
  Dover Corp.                             304        10,752
  Eaton Corp.                             109         9,660
  Emerson Electric                        639        33,643
  Equifax Inc.                            211         4,699
  FedEx Corporation                       434        27,963
  Fluor Corp.                             114         4,256
  General Dynamics                        300        23,418
  General Electric                     14,857       442,887
  Goodrich Corporation                    152         3,684
  Grainger (W.W.) Inc.                    141         6,705
  Honeywell International Inc.          1,194        31,462
  Illinois Tool Works                     451        29,883
  Ingersoll-Rand Co. Ltd.                 242        12,932
  ITT Industries, Inc.                    132         7,899
  Lockheed Martin Corp.                   640        29,536
  Masco Corp.                             671        16,426
  Monster Worldwide*                      142         3,576
  Navistar International Corp.*            93         3,467
  Norfolk Southern Corp.                  573        10,601
  Northrop Grumman Corp.                  203        17,503
  PACCAR Inc.                             171        12,772
  Pall Corp.                              185         4,151
  Parker-Hannifin                         168         7,510
  Pitney-Bowes                            386        14,792
  Power-One Inc.*                         108         1,111
  Raytheon Co.                            509        14,252
  Robert Half International*              260         5,070
  Rockwell Automation, Inc.               281         7,376
  Rockwell Collins                        281         7,095
  Ryder System                             89         2,609
  Southwest Airlines                    1,114        19,718
  Textron Inc.                            216         8,521
  Thomas & Betts Corp.*                    87         1,379
  Tyco International                    2,992        61,127
  Union Pacific                           371        21,581
  United Parcel Service                 1,620       103,355
  United Technologies                     704        54,404
  Waste Management Inc.                   929        24,312
                                                -----------
                                                  1,442,595
                                                -----------
INFORMATION TECHNOLOGY - 10.37%
  ADC Telecommunications, Inc.*         1,165         2,714
  Adobe Systems Incorporated              358        14,055
  Advanced Micro Devices*                 458         5,088
  Agilent Technologies*                   676        14,946
  Altera Corporation*                     596        11,264
  Analog Devices*                         529        20,113
  Andrew Corp.*                           121         1,487
  Apple Computer, Inc.*                   487        10,047
  Applied Materials, Inc.*              2,416        43,826
  Applied Micro Circuits*                 458         2,230

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                            BALANCED INDEX FUND
----------------------------------------------------------------------

                                       SHARES         VALUE
INFORMATION TECHNOLOGY - 10.37%
(CONTINUED)
  Autodesk, Inc.                          174   $     2,961
  Automatic Data Processing Inc.          939        33,663
  Avaya Inc.*                             506         5,515
  BMC Software*                           365         5,084
  Broadcom Corporation*                   355         9,450
  CIENA Corp.*                            480         2,837
  Cisco Systems, Inc.*                 10,947       213,904
  Citrix Systems, Inc.*                   277         6,116
  Computer Associates International       881        23,003
  Computer Sciences Corp.*                250         9,393
  Compuware Corporation*                  539         2,889
  Comverse Technology*                    278         4,159
  Concord EFS Inc.*                       720         9,842
  Convergys Corp.*                        229         4,200
  Corning Inc.*                         1,588        14,959
  Dell Inc.*                            3,904       130,355
  Electronic Arts*                        200        18,446
  Electronic Data Systems                 697        14,079
  EMC Corp.*                            3,302        41,704
  First Data                            1,192        47,632
  FIserv Inc.*                            285        10,326
  Gateway Inc.*                           482         2,728
  Hewlett-Packard                       4,513        87,372
  Intel Corp.                          10,058       276,696
  International Business Machines       2,553       225,506
  Intuit, Inc.*                           295        14,231
  Jabil Circuit*                          320         8,336
  JDS Uniphase Corporation*             1,949         7,016
  KLA-Tencor Corporation*                 278        14,289
  Lexmark International Inc*              193        12,161
  Linear Technology Corporation           466        16,687
  LSI Logic*                              540         4,855
  Lucent Technologies*                  5,540        11,966
  Maxim Integrated Products, Inc.         491        19,395
  Mercury Interactive Corporation*        119         5,404
  Micron Technology*                      892        11,971
  Microsoft Corporation                16,094       447,252
  Molex Incorporated                      294         8,405
  Motorola Inc.                         3,296        39,453
  National Semiconductor*                 264         8,525
  NCR Corp.*                              142         4,500
  Network Appliance, Inc.*                456         9,362
  Novell Inc.*                            493         2,628
  Novellus Systems, Inc.*                 195         6,581
  NVIDIA Corporation*                     200         3,182
  Oracle Corporation*                   8,247        92,531
  Parametric Technology Corp.*            413         1,289
  Paychex, Inc.                           556        18,865
  PeopleSoft, Inc.*                       413         7,512
  PerkinElmer                             148         2,266
  PMC-Sierra Inc.*                        229         3,021
  QLogic Corp.*                           120         5,641
  QUALCOMM Inc.                         1,109        46,179
  Sabre Holding Corp.                     193         4,148
  Sanmina-SCI Corporation*                794         7,702
  Scientific-Atlanta                      238         7,414
  Siebel Systems Inc*                     648         6,299
  Solectron*                            1,292         7,558
  Sun Microsystems, Inc.*               4,859        16,083
  SunGard Data Systems*                   400        10,525
  Symantec Corporation*                   200        12,605
                                       SHARES         VALUE
INFORMATION TECHNOLOGY - 10.37%
(CONTINUED)
  Symbol Technologies                     315   $     3,765
  Tektronix Inc.*                         144         3,565
  Tellabs, Inc.*                          613         4,162
  Teradyne Inc.*                          259         4,817
  Texas Instruments                     2,611        59,531
  Thermo Electron*                        259         5,620
  Unisys Corp.*                           467         6,319
  VERITAS Software Corporation*           585        18,369
  Waters Corporation*                     200         5,486
  Xerox Corp.*                            997        10,229
  Xilinx, Inc.*                           481        13,713
  Yahoo! Inc.*                            843        29,825
                                                -----------
                                                  2,399,827
                                                -----------
MATERIALS - 1.64%
  Air Products & Chemicals                343        15,469
  Alcoa Inc                             1,293        33,825
  Allegheny Technologies Inc              125           819
  Ball Corp.                               88         4,752
  Bemis Company                            80         3,544
  Boise Cascade                            86         2,374
  Dow Chemical                          1,337        43,506
  Du Pont (E.I.)                        1,567        62,696
  Eastman Chemical                        115         3,853
  Ecolab Inc.                             388         9,797
  Engelhard Corp.                         191         5,285
  Freeport-McMoRan Copper & Gold          224         7,414
  Georgia-Pacific Group                   339         8,217
  Great Lakes Chemical Corp.               81         1,629
  Hercules, Inc.*                         160         1,813
  International Flavors &
     Fragrances                           154         5,094
  International Paper                     723        28,211
  Louisiana-Pacific Corp.*                156         2,150
  MeadWestvaco Corporation                299         7,625
  Monsanto Co.                            331         7,924
  Newmont Mining Corp.                    576        22,516
  Nucor Corp.                             127         5,827
  Pactiv Corp.*                           238         4,827
  Phelps Dodge*                           118         5,522
  PPG Industries                          261        13,629
  Praxair, Inc.                           236        14,620
  Rohm & Haas                             326        10,905
  Sealed Air Corp.*                       125         5,904
  Sigma-Aldrich Corporation               117         6,077
  Temple-Inland                            78         3,787
  United States Steel Corp.               132         2,426
  Vulcan Materials                        151         6,026
  Weyerhaeuser Corp.                      331        19,347
  Worthington Industries Inc.             129         1,620
                                                -----------
                                                    379,030
                                                -----------
TELECOMMUNICATION SERVICES - 2.01%
  ALLTEL Corp.                            472        21,872
  AT&T Corp.                            1,116        24,050
  AT&T Wireless Services*               4,048        33,113
  BellSouth                             2,815        66,658
  Century Telephone                       210         7,117
  Citizens Communications*                381         4,271
  Nextel Communications, Inc.*          1,375        27,074
  Qwest Communications Int*             2,499         8,497
  SBC Communications Inc.               5,090       113,253

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BALANCED INDEX FUND                            SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------

                                       SHARES         VALUE
TELECOMMUNICATION SERVICES - 2.01%
(CONTINUED)
  Sprint Corp. FON                      1,312   $    19,811
  Sprint Corp. PCS*                     1,482         8,492
  Verizon Communications                4,070       132,031
                                                -----------
                                                    466,239
                                                -----------
UTILITIES - 1.60%
  AES Corp.*                              803         5,958
  Allegheny Energy*                       163         1,490
  Ameren Corporation                      205         8,797
  American Electric Power                 581        17,430
  Calpine Corp.*                          557         2,724
  CenterPoint Energy                      442         4,053
  CINergy Corp.                           238         8,735
  CMS Energy*                             180         1,327
  Consolidated Edison                     317        12,921
  Constellation Energy Group              224         8,015
  Dominion Resources                      356        22,036
  DTE Energy Co.                          251         9,259
  Duke Energy                           1,230        21,906
  Dynegy Inc.*                            488         1,757
  Edison International*                   497         9,493
  El Paso Corp.                           739         5,395
  Entergy Corp.                           344        18,628
  Exelon Corp.                            486        30,861
  FirstEnergy Corp.                       466        14,865
  FPL Group                               267        16,874
  Keyspan Energy                          211         7,402
  Kinder Morgan                           152         8,210
  NICOR Inc.                               70         2,460
  NiSource Inc.                           308         6,154
  Peoples Energy                           53         2,193
  PG&E Corp.*                             577        13,790
  Pinnacle West Capital                   127         4,509
  PPL Corp.                               216         8,845
  Progress Energy, Inc.                   312        13,872
  Public Service Enterprise Group
     Inc.                                 324        13,608
  Sempra Energy                           306         8,984
  Southern Co.                          1,020        29,905
  TECO Energy                             200         2,763
  TXU Corp.                               395         9,306
  Williams Cos.                           780         7,348
  Xcel Energy Inc                         504         7,797
                                                -----------
                                                    369,670
                                                -----------
    Total Common Stocks
       (cost $19,534,796)                        13,747,442
                                                -----------

UNIT INVESTMENT TRUST - .15%
  S&P 500 Depositary Receipts             349        34,883
                                                -----------
    Total Unit Investment Trust
       (cost $28,133)                                34,883
                                                -----------
                                    PRINCIPAL         VALUE

                                         ------------------
U.S. TREASURY OBLIGATIONS - 15.48%
U.S. TREASURY NOTES AND BONDS - 15.48%
  (5.875% due 11/15/04)             $ 300,000   $   315,879
  (6.500% due 05/15/05)               200,000       216,812
  (5.750% due 11/15/05)               325,000       353,590
                                    PRINCIPAL         VALUE
U.S. TREASURY OBLIGATIONS - 15.48%
(CONTINUED)
  (7.000% due 07/15/06)             $ 250,000   $   284,805
  (6.125% due 08/15/07)               400,000       455,625
  (4.750% due 11/15/08)               200,000       217,852
  (5.500% due 05/15/09)               450,000       509,027
  (5.750% due 08/15/10)               120,000       137,386
  (6.250% due 08/15/23)               250,000       292,256
  (6.125% due 11/15/27)               500,000       579,121
  (5.250% due 11/15/28)               100,000       103,602
  (6.125% due 08/15/29)               100,000       116,418
                                                -----------
    Total U.S. Treasury Obligations
       (cost $3,413,989)                          3,582,373
                                                -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 5.11%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
5.11%
  (3.500% due 09/15/07)             1,150,000     1,182,881
                                                -----------
    Total U.S. Government Agency
       Obligations
       (cost $1,209,516)                          1,182,881
                                                -----------
MORTGAGE-BACKED SECURITIES - 10.17%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
10.17%
  FNCL
     (6.500% due 08/01/32)            286,366       298,506
  FNCL
     (7.000% due 07/01/29)            840,986       890,598
  FNCL
     (6.000% due 08/01/33)            386,932       399,326
  FGCI
     (5.000% due 05/01/18)            747,893       766,532
                                                -----------
    Total Mortgage-Backed
       Securities
       (cost $2,278,298)                          2,354,962
                                                -----------

CORPORATE BONDS - 8.16%
BANK, BANK HOLDING COMPANIES &
OTHER BANK SERVICES - .77%
  Key Bank NA
     (5.000% due 07/17/07)            165,000       177,808
                                                -----------
CONSUMER CYCLICAL - 1.22%
  Ford Motor Co.
     (6.375% due 02/01/29)            346,000       281,813
                                                -----------
CONSUMER STAPLES - .72%
  Campbell Soup Co.
     (5.875% due 10/01/08)            150,000       167,130
                                                -----------
COMMUNICATION SERVICES - .55%
  Citizen Communications
     (9.250% due 05/15/11)            100,000       127,440
                                                -----------
ENERGY - .88%
  Colonial Pipeline Co.
     (7.750% due 11/01/10)             75,000        90,589
  Public Service Inc.
     (6.625% due 02/15/11)            100,000       114,305
                                                -----------
                                                    204,894
                                                -----------
HEALTH CARE - .49%
  Amgen
     (6.500% due 12/01/07)            100,000       113,089
                                                -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                          BALANCED INDEX FUND
--------------------------------------------------------------------

                                    PRINCIPAL         VALUE
MANUFACTURING - 3.53%
  Champion International Corp.
     (7.200% due 11/01/26)          $ 312,000   $   356,167
  Honeywell International
     (7.500% due 03/01/10)             75,000        90,195
  Masco Corp.
     (5.875% due 07/15/12)             75,000        81,341
  Rohm & Haas Co.
     (6.950% due 07/15/04)            100,000       103,880
  Weyerhauser Co.
     (5.250% due 12/15/09)            175,000       184,463
                                                -----------
                                                    816,046
                                                -----------
    Total Corporate Bonds
       (cost $1,729,393)                          1,888,220
                                                -----------
                                       SHARES         VALUE
SHORT-TERM INVESTMENTS(3) - 3.27%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.62%                     606,003   $   606,003
                                                -----------

                                    PRINCIPAL         VALUE

                                         ------------------
U.S. TREASURY BILL - .65%
  U.S. Treasury Bill
     (0.000% due 12/18/03)          $ 150,000   $   149,714
                                                -----------
    Total Short-Term Investments
       (cost $775,702)                              755,717
                                                -----------
TOTAL INVESTMENTS - 101.74%
  (cost $28,969,827)(1)                          23,546,478
                                                -----------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 9.96%                              2,303,345
                                                -----------
OTHER ASSETS AND LIABILITIES -
(11.70%)                                         (2,706,517)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $23,143,306
                                                ===========

-------------

*             Non-income producing
(1) For federal income tax purposes, cost is $28,983,422 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $2,006,424 and ($7,443,368),
              respectively, with a net appreciation / depreciation of ($5,436,944).
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $248,525 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts with the same market value as of September 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                    CONTRACTS    (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (12/03)                       1           $ (5,038)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
LEHMAN AGGREGATE BOND INDEX FUND                SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                    PRINCIPAL         VALUE
U.S. TREASURY OBLIGATIONS - 25.38%
U.S. TREASURY NOTES & BONDS - 25.38%
  2.250% due 07/31/04               $ 600,000   $   605,930
  6.500% due 05/15/05                 825,000       894,351
  5.750% due 11/15/05                 535,000       582,063
  4.625% due 05/15/06                 800,000       858,594
  6.500% due 10/15/06                 475,000       538,012
  6.125% due 08/15/07                 200,000       227,812
  5.500% due 02/15/08                 150,000       168,270
  5.625% due 05/15/08                 500,000       563,848
  5.500% due 05/15/09                 200,000       226,234
  6.000% due 08/15/09                 200,000       231,086
  5.550% due 08/15/28                 420,000       449,892
  5.250% due 11/15/28                 150,000       155,403
  5.250% due 02/15/29                 300,000       311,063
  6.125% due 08/15/29                 300,000       349,254
                                                -----------
    Total U.S. Treasury
       Obligations
       (cost $6,028,051)                          6,161,812
                                                -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 17.09%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.09%
  2.500% due 03/15/06                 500,000       506,628
  2.375% due 04/15/06                 500,000       504,613
  5.500% due 07/15/06               1,000,000     1,090,889
  5.750% due 03/15/09                 500,000       558,946
  5.000% due 02/01/33               1,487,930     1,488,628
                                                -----------
    Total U.S. Government Agency
       Obligations
       (cost $4,073,184)                          4,149,704
                                                -----------
SOVEREIGN GOVERNMENT BONDS - 2.00%
  Republic of Italy
     (2.500% due 07/15/08)            500,000       486,269
                                                -----------
    Total Sovereign Government
       Bonds
       (cost $497,605)                              486,269
                                                -----------

MORTGAGE-BACKED SECURITIES - 23.28%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 23.28%
  FNCI
     (5.500% due 08/01/18)            448,208       464,053
  FNCL
     (6.500% due 08/01/32)          2,338,657     2,437,803
  FNCL
     (6.000% due 08/01/33)            435,298       449,241
  FGCI
     (5.000% due 05/01/18)          2,243,678     2,299,595
                                                -----------
    Total Mortgage-Backed
       Securities
       (cost $5,674,262)                          5,650,692
                                                -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.61%
PRIVATE SECTOR - 2.61%
  BSCMS 2000-WF2
     (7.110% due 10/15/32)            472,108       530,326
                                    PRINCIPAL         VALUE
PRIVATE SECTOR - 2.61% (CONTINUED)
  Vanderbilt Acquisition Loan
     Trust
     (5.700% due 09/07/23)          $ 100,000   $   104,191
                                                -----------
    Total Collateralized Mortgage
       Obligations
       (cost $629,654)                              634,517
                                                -----------

CORPORATE BONDS AND NOTES - 28.42%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.20%
  Key Bank
     (5.000% due 07/17/07)            105,000       113,150
  Merrill Lynch
     (6.375% due 10/15/08)            250,000       284,447
  U.S. Bank NA
     (6.375% due 08/01/11)            120,000       136,237
                                                -----------
                                                    533,834
                                                -----------
CAPITAL GOODS - 2.08%
  Eaton Corp.
     (5.750% due 07/15/12)            100,000       108,601
  Honeywell International
     (7.500% due 03/01/10)            108,000       129,883
  Masco Corp
     (5.875% due 07/15/12)            100,000       108,455
  Pharmacia Corp.
     (5.875% due 12/01/08)             50,000        56,349
  Pitney Bowes Inc.
     (4.625% due 10/01/12)            100,000       101,359
                                                -----------
                                                    504,647
                                                -----------
CONSUMER CYCLICAL - 1.67%
  Ford Motor Corp.
     (6.375% due 02/01/29)            500,000       407,244
                                                -----------
CONSUMER NON-DURABLE - 7.48%
  Campbell Soup Co.
     (5.500% due 03/15/07)            150,000       167,130
  Cargill Inc.
     (6.250% due 05/01/06)(2)         150,000       165,250
  Champion International Corp.
     (7.200% due 11/01/26)            200,000       228,312
  Cintas Corp
     (5.125% due 06/01/07)             68,000        73,414
  Commonwealth Edison
     (6.150% due 03/15/12)            150,000       166,737
  Eli Lilly
     (2.900% due 03/15/08)            100,000        99,567
  E.W. Scripps Co
     (5.750% due 07/15/12)            100,000       109,055
  New Brunswick
     (6.750% due 08/15/13)            500,000       591,434
  Thomson Corp.
     (6.200% due 01/05/12)            100,000       111,315
  TIAA Global Market
     (4.125% due 11/15/07)(2)         100,000       104,141
                                                -----------
                                                  1,816,355
                                                -----------
CONSUMER STAPLES - 1.02%
  Diageo Capital
     (3.375% due 03/20/08)            136,000       137,106

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS               LEHMAN AGGREGATE BOND INDEX FUND
----------------------------------------------------------------------

                                    PRINCIPAL         VALUE
CONSUMER STAPLES - 1.02% (CONTINUED)
  General Mills Inc.
     (6.000% due 02/15/12)          $ 100,000   $   109,698
                                                -----------
                                                    246,804
                                                -----------
ENERGY - 3.15%
  Colonial Pipeline Co.
     (7.750% due 11/01/10)(2)         175,000       211,375
  Conoco Inc. Sr Notes
     (6.350% due 04/15/09)            143,000       162,443
  Keyspan Corp.
     (7.250% due 11/15/05)            250,000       276,874
  Public Service Inc.
     (6.625% due 02/15/11)            100,000       114,305
                                                -----------
                                                    764,997
                                                -----------
FINANCE - 3.39%
  American General Finance
     (5.375% due 09/01/09)            130,000       140,467
  CitiFinancial Mortgage
     (2.474% due 09/25/32)            206,312       207,045
  Devon Financing Corp.
     (6.875% due 09/30/11)            100,000       114,782
  General Electric Capital Corp
     (6.875% due 11/15/10)            250,000       277,545
  Household Finance Corp.
     (5.875% due 02/01/09)             75,000        82,241
                                                -----------
                                                    822,080
                                                -----------
HEALTH CARE - .90%
  Amgen Inc.
     (6.500% due 12/01/07)            100,000       113,089
  CSX Corp.
     (4.875% due 11/01/09)            100,000       104,870
                                                -----------
                                                    217,959
                                                -----------
MANUFACTURING - 4.01%
  Alcoa Inc.
     (7.375% due 08/01/10)            150,000       178,158
  Rohm & Haas Co.
     (6.950% due 07/15/04)            250,000       103,880
  Westvaco Corp.
     (7.950% due 02/15/31)            500,000       585,625
                                    PRINCIPAL         VALUE
MANUFACTURING - 4.01% (CONTINUED)
  Weyerhauser Co.
     (5.950% due 11/01/08)          $ 100,000   $   105,408
                                                -----------
                                                    973,071
                                                -----------
REAL ESTATE - .44%
  Camden Properties Trust
     (5.875% due 11/30/12)            100,000       106,748
                                                -----------
TELECOMMUNICATIONS - 2.08%
  Citizen Communications
     (9.250% due 05/15/11)            100,000       127,440
  Comcast Corp.
     (5.850% due 01/15/10)            150,000       162,208
  Sprint Capital Corp.
     (6.000% due 01/15/07)            100,000       107,614
  Verizon Wireless
     (5.375% due 12/15/06)            100,000       108,115
                                                -----------
                                                    505,377
                                                -----------
    Total Corporate Bonds & Notes
       (cost $6,464,726)                          6,899,116
                                                -----------

                                       SHARES         VALUE
SHORT-TERM INVESTMENTS - 1.97%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 1.97%                          478,744   $   478,744
                                                -----------
    Total Short-Term Investments
       (cost $478,744)                              478,744
                                                -----------
TOTAL INVESTMENTS - 100.75%
  (cost $23,846,226)(1)                          24,460,854
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 25.92%                       6,293,438
                                                -----------
OTHER ASSETS AND LIABILITIES -
(26.67%)                                         (6,476,115)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $24,278,177
                                                ===========

-------------

(1) For federal income tax purposes, cost is $23,852,108 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $694,798 and ($86,052),
              respectively, with a net appreciation / depreciation of $608,746.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
EVEREST FUND                                   SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE
COMMON STOCKS - 96.35%
CONSUMER DISCRETIONARY - 13.15%
  AOL Time Warner Inc.*                69,700   $ 1,053,167
  Comcast Corporation*                 25,700       759,178
  Cox communications Inc.*             22,100       698,802
  Delta Air Lines                      38,400       510,720
  Fedex Corporation                     7,500       483,225
  Knight-Ridder Inc.                   13,300       887,110
  McDonald's Corp.                     45,000     1,059,300
  Sears, Roebuck & Co.                 14,100       616,593
  Target Corp.                          9,400       353,722
                                                -----------
                                                  6,421,817
                                                -----------
CONSUMER NON-CYCLICAL - 6.81%
  Altria Group Inc.                    23,100     1,011,780
  Conagra Foods Inc.                   52,300     1,110,852
  Sara Lee Corp.                       65,400     1,200,744
                                                -----------
                                                  3,323,376
                                                -----------
ENERGY - 13.81%
  Anadarko Petroleum                   27,100     1,131,696
  ChevronTexaco Corp.                  17,228     1,230,941
  ConocoPhillips                       17,477       956,866
  Devon Energy Corp.                   21,300     1,026,447
  Marathon Oil Corp.                   12,900       367,650
  Southern Co.                         34,300     1,005,676
  Unocal Corp.*                        32,400     1,021,248
                                                -----------
                                                  6,740,524
                                                -----------
FINANCIALS - 25.04%
  American Express                     16,100       725,466
  Banc One Corp.                       30,300     1,171,095
  Bank of America Corp.                 9,300       725,772
  Citigroup Inc.                       22,000     1,001,220
  Edwards                              21,100       810,451
  Fleet Boston Financial Group         30,860       930,429
  John Hancock Financial*              16,100       544,180
  J.P. Morgan Chase & Co.              18,350       629,956
  KeyCorp                              39,700     1,015,129
  Lincoln National                     26,300       930,494
  Merrill Lynch                         6,900       369,357
  St. Paul Cos.                        33,700     1,247,911
  Wells Fargo                          23,800     1,225,700
  XL Capital                           11,600       898,304
                                                -----------
                                                 12,225,464
                                                -----------
HEALTH CARE - 8.31%
  Amerisourcebergen Corp.              10,600       572,930
  Baxter International Inc.*           36,400     1,057,784
                                       SHARES         VALUE
HEALTH CARE - 8.31% (CONTINUED)
  Beckman Coulter Inc.                 10,500   $   478,170
  Bristol-Myers Squibb                 44,100     1,131,606
  Medco Health Solutions*               1,833        47,530
  Merck & Co.                          15,200       769,424
                                                -----------
                                                  4,057,444
                                                -----------
INDUSTRIALS - 6.10%
  General Dynamics Corp.               11,600       905,496
  General Electric                     35,700     1,064,217
  SPX Corp.*                           22,300     1,009,744
                                                -----------
                                                  2,979,457
                                                -----------
INFORMATION TECHNOLOGY - 6.45%
  Hewlett-Packard Co.                  32,400       627,264
  International Business Machines       9,600       847,968
  Motorola Inc.                        60,400       722,988
  Sony Corp.                           27,400       953,520
                                                -----------
                                                  3,151,740
                                                -----------
MATERIALS - 3.51%
  Dow Chemical                         14,400       468,576
  Du Pont (E.I.)                       31,100     1,244,311
                                                -----------
                                                  1,712,887
                                                -----------
TELECOMMUNICATION SERVICES - 7.97%
  AllTell Corp                         25,600     1,186,303
  Nokia Corp.                          26,800       418,080
  SBC Communications, Inc.             52,100     1,159,225
  Verizon Communications               34,800     1,128,911
                                                -----------
                                                  3,892,519
                                                -----------
UTILITIES - 5.20%
  Ameren Corporation                   29,000     1,244,390
  Cinergy Corp.                        35,300     1,295,510
                                                -----------
                                                  2,539,900
                                                -----------
    Total Common Stocks
       (cost $47,000,159)                        47,045,128
                                                -----------

SHORT-TERM INVESTMENTS - 3.61%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 3.61%                        1,762,902     1,762,902
                                                -----------
    Total Short-Term Investments
       (cost $1,762,902)                          1,762,902
                                                -----------
TOTAL INVESTMENTS - 99.96%
   (cost $48,763,061)(1)                         48,808,030
                                                -----------
OTHER ASSETS AND LIABILITIES -
..04%                                                 18,167
                                                -----------
TOTAL NET ASSETS - 100.00%                      $48,826,197
                                                ===========

-------------

*             Non-income producing
(1) For federal income tax purposes, cost is $48,981,802 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $2,732,617 and ($2,906,389),
              respectively, with a net appreciation / depreciation of ($173,772).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                     BOND FUND
---------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE
PREFERRED STOCKS - .20%
INSURANCE - .20%
  Conseco Inc. 10.5% PICK
     Preferred Stock                    7,500   $   185,250
                                                -----------
    Total Preferred Stocks
       (cost $182,812)                              185,250
                                                -----------

COMMON STOCKS - .18%
COMMUNICATIONS & MEDIA - .18%
  Evercom Inc.(2)(4)                   19,089       162,256
                                                -----------
    Total Common Stocks
       (cost $349,228)                              162,256
                                                -----------

                                    PRINCIPAL         VALUE

                                         ------------------
U.S. TREASURY OBLIGATIONS - 7.80%
U.S. TREASURY NOTES & BONDS - 7.80%
  5.875% due 02/15/04               $ 500,000   $   508,985
  5.875% due 11/15/05                 300,000       327,246
  2.000% due 05/15/06               2,000,000     2,013,828
  7.000% due 07/15/06               2,000,000     2,278,438
  6.250% due 02/15/07                 100,000       113,406
  5.000% due 08/15/11                 800,000       875,062
  5.250% due 11/15/28               1,000,000     1,036,016
                                                -----------
    Total U.S. Treasury
       Obligations
       (cost $6,870,062)                          7,152,981
                                                -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.29%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.29%
  1.875% due 12/15/04               3,000,000     3,021,630
                                                -----------
    Total U.S. Government Agency
       Obligations
       (cost $3,014,211)                          3,021,630
                                                -----------

MORTGAGE-BACKED SECURITIES - 12.75%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.86%
  5.500% due 05/01/12               1,024,680     1,078,520
  6.000% due 06/01/16               1,495,304     1,560,853
  4.500% due 03/01/17               2,475,751     2,494,691
  5.000% due 05/01/18                 701,149       718,623
  5.500% due 08/01/18               3,884,471     4,021,793
  6.500% due 02/01/29                 583,331       608,771
  5.000% due 02/01/33                 396,781       396,967
                                                -----------
                                                 10,880,218
                                                -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .89%
  6.500% due 10/15/28                 776,807       817,025
                                                -----------
    Total Mortgage-Backed
       Securities
       (cost $11,295,112)                        11,697,243
                                                -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.13%
AGENCY SECTOR - 6.23%
  FHR 2439 SC
     (16.752% due 07/15/28)           240,467       254,383
                                    PRINCIPAL         VALUE

                                         ------------------
AGENCY SECTOR - 6.23% (CONTINUED)
  FNR 2001-45 VK
     (6.500% due 09/25/18)          $2,500,000  $ 2,582,873
  FNR 2002-48 GF
     (6.500% due 10/25/31)          2,700,000     2,882,700
                                                -----------
                                                  5,719,956
                                                -----------
PRIVATE SECTOR - 9.90%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)            195,424       198,926
  AMAC 2002-2 B2
     (6.000% due 03/25/17)            297,419       304,644
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)            378,855       389,631
  BOAMS 2002-7 2B1
     (6.000% due 08/25/32)            600,869       630,564
  BOAMS 2002-8 2B1
     (5.750% due 09/25/17)            667,614       693,055
  CMSI 2001-14 B2
     (6.613% due 09/25/31)            624,548       646,415
  Chase 1999-S3 B3(2)
     (6.250% due 03/25/14)            267,620       274,896
  CS First Boston
     (6.250% due 09/25/32)            593,033       615,769
  GMACM 2001-J3 B1(2)
     (6.750% due 08/25/31)            566,131       567,687
  NMFC 1998-4 B3
     (6.250% due 10/25/28)            979,338     1,012,971
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)            536,818       552,624
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)            309,412       325,431
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)            309,412       319,144
  RFMSI 1993-S45 M2
     (6.500% due 12/25/23)            327,895       333,763
  SUMT 2003-1(2)
     (4.821% due 01/25/33)          50,740,348      602,542
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)            720,197       741,395
  WAMU 2001-S8 1B3
     (6.500% due 08/25/16)            356,446       364,801
  WF MBS 2002-8 2B3
     (6.000% due 05/25/17)            496,518       506,580
                                                -----------
                                                  9,080,838
                                                -----------
    Total Collateralized Mortgage
       Obligations
       (cost $14,924,658)                        14,800,794
                                                -----------

ASSET-BACKED SECURITIES - 3.98%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.38%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)          1,982,000     2,181,854
                                                -----------
HOME EQUITY - .34%
  ABFCN 2002-NC1 N1(2)
     (8.840% due 08/25/32)             27,160        27,213
  Advanta Mortgage Loan Trust
     (8.050% due 06/25/27)            277,481       280,729
                                                -----------
                                                    307,942
                                                -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
BOND FUND                                     SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------

                                    PRINCIPAL         VALUE
MANUFACTURED HOUSING - 1.26%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)          $1,500,000  $   480,000
  Vanderbilt Acquisition Loan
     Trust
     (5.700% due 09/07/23)            650,000       677,240
                                                -----------
                                                  1,157,240
                                                -----------
    Total Asset-Backed Securities
       (cost $4,312,830)                          3,647,036
                                                -----------

CORPORATE BONDS AND NOTES - 50.61%
AIR TRANSPORTATION - 2.69%
  American Airlines
     (9.710% due 01/02/07)            630,225       480,887
  America West Airlines, AMBAC
     Insured
     (7.100% due 04/02/21)            681,246       704,600
  Continental Airlines
     (7.820% due 10/15/13)            524,220       398,937
  Delta Airlines
     (7.299% due 09/18/06)            150,000       129,000
  Jet Equipment(2)(5)
     (7.630% due 08/15/12)            805,625       304,889
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)           568,246       448,914
                                                -----------
                                                  2,467,227
                                                -----------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 3.13%
  Bank of Hawaii
     (6.875% due 03/01/09)            750,000       838,933
  Captial One Bank
     (5.750% due 09/15/10)            700,000       736,770
  Household Finance Corp.
     (5.875% due 02/01/09)            500,000       548,271
  Sovereign Bank
     (5.125% due 03/15/13)            750,000       749,144
                                                -----------
                                                  2,873,118
                                                -----------
CONSUMER CYCLICAL - 7.41%
  Aztar Corp.
     (8.875% due 05/15/07)            188,000       196,930
  Cytec Industries Inc.
     (4.600% due 07/01/13)          1,050,000     1,022,570
  DaimlerChrysler AG
     (7.300% due 01/15/12)            750,000       837,708
  General Motors
     (8.250% due 07/15/23)            700,000       732,044
  GMAC
     (5.850% due 01/14/09)            750,000       778,904
  Hertz Corp.
     (7.625% due 06/01/12)            750,000       784,410
  MDC Holdings Inc.
     (5.500% due 05/15/13)            350,000       349,978
  Park-Ohio Industries
     (9.250% due 12/01/07)            188,000       177,660
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)            375,000       395,625
  Service Corp. International
     (7.700% due 04/15/09)            375,000       383,438
  Solutia Inc.
     (11.250% due 07/15/09)           375,000       363,750
                                    PRINCIPAL         VALUE
CONSUMER CYCLICAL - 7.41%
(CONTINUED)
  UPM-Kymmene Corp.(2)
     (5.625% due 12/01/14)          $ 750,000   $   778,608
                                                -----------
                                                  6,801,625
                                                -----------
CONSUMER NON-DURABLE - 8.58%
  Allied Waste
     (7.875% due 04/15/13)            375,000       392,813
  American Restaurant Group Inc.
     (11.500% due 11/01/06)           500,000       350,000
  Amerigas Partner
     (8.875% due 05/20/11)            187,000       200,558
  Beckman Coulter Inc.
     (6.875% due 11/15/11)            700,000       800,693
  Bunge Ltd Finance Corp.
     (7.800% due 10/15/12)            700,000       826,431
  Del Monte Corp.(2)
     (8.625% due 12/15/12)            375,000       409,688
  Dial Corp.
     (7.000% due 08/15/06)            750,000       838,634
  Dimon Inc.
     (9.625% due 10/15/11)            375,000       417,188
  Dole Food Inc.(2)
     (8.875% due 03/15/11)            187,000       199,155
  Fresh Food, Inc.
     (10.750% due 06/01/06)           562,000       505,800
  Hexcel Corp.
     (9.750% due 01/15/09)            375,000       390,938
  Hexcel Corp.(2)
     (9.875% due 10/01/08)             37,000        40,793
  Medco Health Solutions
     (7.250% due 08/15/13)            350,000       373,056
  Miller Brewing Co.(2)
     (5.500% due 08/15/13)            700,000       731,387
  RH Donnelley Finance Corp.(2)
     (8.875% due 12/15/10)            187,000       209,440
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)           187,000       220,660
  Sealed Air Corp.(2)
     (5.625% due 07/15/13)            700,000       709,106
  Syratech Corp
     (11.000% due 04/15/07)           375,000       251,250
                                                -----------
                                                  7,867,590
                                                -----------
ELECTRIC - 4.94%
  AES Corporation
     (9.375% due 09/15/10)            375,000       382,500
  Centerpoint Enerterprise
     Resources(2)
     (7.875% due 04/01/13)            700,000       786,402
  NRG Northeast Generating(5)
     (9.292% due 12/15/24)            375,000       371,250
  Progess Energy Inc.
     (6.850% due 04/15/12)            750,000       835,488
  PSEG Power
     (7.750% due 04/15/11)          1,125,000     1,325,698
  Tampa Electric
     (6.875% due 06/15/12)            760,000       831,955
                                                -----------
                                                  4,533,293
                                                -----------
ENERGY - 5.28%
  Colorado Gas
     (10.000% due 06/15/05)           375,000       394,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                BOND FUND
----------------------------------------------------------------

                                    PRINCIPAL         VALUE
ENERGY - 5.28% (CONTINUED)
  Kaneb Pipeline
     (5.875% due 06/01/13)          $ 700,000   $   713,629
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)            138,824       158,121
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)          1,139,000     1,285,549
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)            187,000       202,895
  Pemex Master Trust
     (8.500% due 02/15/08)            750,000       870,000
  Western Oil Sands Inc.
     (8.375% due 05/01/12)            750,000       849,375
  Williams Co.
     (7.125% due 09/01/11)            375,000       370,313
                                                -----------
                                                  4,844,101
                                                -----------
INSURANCE - 3.04%
  Farmers Insurance Exchange(2)
     (8.500% due 08/01/04)            760,000       775,481
  Nationwide Financial Services
     (5.625% due 02/13/15)          1,125,000     1,171,567
  USF&G Capital
     (8.470% due 01/10/27)            760,000       837,112
                                                -----------
                                                  2,784,160
                                                -----------
MEDIA & CABLE - 3.08%
  Comcast Corp.
     (5.850% due 01/15/10)            250,000       270,348
  Continental Cablevision
     (8.300% due 05/15/06)            760,000       859,248
  Univision Comm Inc.
     (7.850% due 07/15/11)            755,000       896,005
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)            760,000       802,375
                                                -----------
                                                  2,827,976
                                                -----------
MEDIA CONGLOMERATE - 2.32%
  AOL Time Warner Inc.
     (6.875% due 05/01/12)            760,000       852,741
  News American Holdings Nts.
     (6.625% due 01/09/08)          1,139,000     1,277,775
                                                -----------
                                                  2,130,516
                                                -----------
METALS & MINING - .47%
  Falconbridge LTD
     (7.350% due 06/05/12)            375,000       428,137
                                                -----------
REAL ESTATE - 4.07%
  Camden Property Trust
     (7.625% due 02/15/11)            750,000       881,493
                                    PRINCIPAL         VALUE

                                         ------------------
REAL ESTATE - 4.07% (CONTINUED)
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)          $1,139,000  $ 1,283,695
  Health Care REIT
     (7.500% due 08/15/07)            750,000       837,325
  Shurgard Storage Centers
     (5.875% due 03/15/13)            700,000       733,352
                                                -----------
                                                  3,735,865
                                                -----------
TECHNOLOGY - 1.19%
  Jabil Circuit Inc.
     (5.875% due 07/15/10)          1,050,000     1,090,534
                                                -----------
TELECOMMUNICATIONS - 4.41%
  AT&T Wireless Services
     (7.875% due 03/01/11)            375,000       436,517
  Citizens Comunications
     (7.625% due 08/15/08)            750,000       877,338
  Nextel Communications
     (9.375% due 11/15/09             375,000       406,875
  Qwest Capital Funding
     (7.900% due 08/15/10)            375,000       341,250
  Sprint Capital Corp.
     (6.375% due 05/01/09)            750,000       815,381
  Telus Corp.
     (8.000% due 06/01/11)            750,000       875,555
  WorldCom Inc.
     (7.500% due 05/15/11)            900,000       297,000
                                                -----------
                                                  4,049,916
                                                -----------
    Total Corporate Bonds & Notes
       (cost $43,775,030)                        46,434,058
                                                -----------

                                       SHARES         VALUE

                                         ------------------
SHORT-TERM INVESTMENTS - 3.49%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 3.49%                        3,206,787   $ 3,206,787
                                                -----------
    Total Short-Term Investments
       (cost $3,206,787)                          3,206,787
                                                -----------
TOTAL INVESTMENTS - 98.43%
  (cost $87,930,730)(1)                          90,308,035
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 14.43%                      13,235,290
                                                -----------
OTHER ASSETS AND LIABILITIES -
(12.86%)                                        (11,798,769)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $91,744,556
                                                ===========

-------------

(1) For federal income tax purposes, cost is $88,575,859 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $4,394,234 and ($2,662,058),
              respectively, with a net appreciation / depreciation of $1,732,176.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities maybe resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.
(4)           These are restricted private placement shares.
(5)           Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SHORT-TERM GOVERNMENT FUND                      SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                    PRINCIPAL          VALUE
U.S. TREASURY OBLIGATIONS - 30.10%
U.S. TREASURY NOTES & BONDS- 30.10%
  5.750% due 11/15/05               $2,000,000  $  2,175,938
  4.625% due 05/15/06               2,000,000      2,146,484
  2.375% due 08/15/06               1,000,000      1,013,867
  3.500% due 11/15/06               2,000,000      2,089,766
  4.375% due 05/15/07               1,000,000      1,073,516
  3.250% due 08/15/07               1,000,000      1,032,539
                                                ------------
    Total U.S. Treasury
       Obligations
       (cost $9,180,959)                           9,532,110
                                                ------------

U.S. AGENCY OBLIGATIONS - 30.60%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 30.60%
  5.250% due 02/15/04               2,000,000      2,030,790
  3.625% due 10/15/04               1,500,000      1,536,551
  1.875% due 12/15/04               1,500,000      1,510,815
  2.875% due 09/15/05               2,000,000      2,047,830
  2.875% due 10/15/05               2,500,000      2,561,718
                                                ------------
    Total U.S. Agency Obligations
       (cost $9,545,582)                           9,687,704
                                                ------------
MORTGAGE-BACKED SECURITIES - 17.21%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 17.15%
  FNCI
     (4.500% due 03/01/17)          1,650,501      1,663,127
  FGCI Gold
     (5.000% due 05/01/18)            654,406        670,715
  FNCL 546478
     (7.000% due 12/01/29)          2,181,984      2,318,871
  FNCN PL 254340
     (5.500% due 05/01/12)            740,047        778,931
                                                ------------
                                                   5,431,644
                                                ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION -.06%
  9.500% due 09/15/09                  15,973         17,445
                                                ------------
    Total Mortgage-Backed
       Securities
       (cost $5,323,386)                           5,449,089
                                                ------------
                                    PRINCIPAL          VALUE
COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.48%
  FHR 2447 LG
     (5.500% due 12/15/13)          $ 411,160   $    414,736
  FHR 2435 GB
     (5.500% due 09/15/24)            301,542        301,623
  FHR 2439 SC
     (16.752% due 07/15/28)           270,525        286,181
  FHR 2534 MF
     (1.520% due 09/15/30)          1,882,407      1,883,135
  FHR 2550 FI
     (1.470% due 11/15/32)          2,013,540      2,015,345
                                                ------------
    Total Collateralized Mortgage
       Obligations
       (cost $4,921,966)                           4,901,020
                                                ------------

SHORT-TERM INVESTMENTS - 6.22%
VARIABLE RATE DEMAND NOTES - 3.06%
  Northern Institutional
     Government
     (0.867% due 12/31/31)            969,919        969,919
                                                ------------
U.S. TREASURY BILL - 3.16%
  U.S. Treasury Bill
     (.850% due 10/02/03)           1,000,000        999,974
                                                ------------
    Total Short-Term Investments
       (cost $1,969,893)                           1,969,893
                                                ------------
TOTAL INVESTMENTS - 99.61%
  (cost $30,941,786)(1)                           31,539,816
                                                ------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(2) - 37.27%                       11,801,672
                                                ------------
OTHER ASSETS AND LIABILITIES -
(36.88%)                                         (11,677,145)
                                                ------------
TOTAL NET ASSETS - 100.00%                      $ 31,664,343
                                                ============

-------------

(1) For federal income tax purposes, cost is $30,941,786 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $633,503 and ($35,473),
              respectively, with a net appreciation / depreciation of $598,030.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                           HIGH YIELD BOND FUND
----------------------------------------------------------------------

SEPTEMBER 30, 2003

                                       SHARES         VALUE
PREFERRED STOCKS - 1.34%
INSURANCE - 1.34%
  Conseco Inc. 10.5% PICK
     Preferred Stock                   10,000   $   247,000
                                                -----------
    Total Preferred Stocks
       (cost $243,750)                              247,000
                                                -----------
COMMON STOCKS - 1.63%
CONSUMER NON-DURABLE - .46%
  IKS Corp.(4)                          5,555        86,103
                                                -----------
COMMUNICATIONS & MEDIA - 1.17%
  Evercom Inc.(2)(4)                   25,452       216,341
                                                -----------
    Total Common Stocks
       (cost $1,500,000)                            302,444
                                                -----------

                                    PRINCIPAL         VALUE

                                         ------------------

CORPORATE BONDS AND NOTES - 96.75%
AUTO & AUTO PARTS - 3.02%
  CSK Auto Inc.
     (12.000% due 06/15/06)         $ 500,000   $   558,750
                                                -----------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 3.10%
  RH Donnelley Financial Corp.
     (8.875% due 12/15/10)(2)         250,000       280,000
    (10.875% due 12/15/12)(2)         250,000       295,000
                                                -----------
                                                    575,000
                                                -----------
CHEMICAL - 7.79%
  Equistar Chemical(2)
     (10.125% due 09/01/08)           500,000       495,000
  Lyondell Chemical
     (9.500% due 12/15/08)            500,000       462,500
  Solutia Inc.
     (11.250% due 07/15/09)           500,000       485,000
                                                -----------
                                                  1,442,500
                                                -----------
CONSUMER CYCLICAL - 1.46%
  Northwest Pipeline Corp.(2)
     (8.125% due 03/01/10)            250,000       271,250
                                                -----------
CONSUMER NON-DURABLE - 26.51%
  American Restaurant Group Inc.
     (11.500% due 11/01/06)           750,000       525,000
  Corrections Corp. of America
     (7.500% due 05/01/11)            500,000       515,625
  Del Monte Corp.(2)
     (8.625% due 12/15/12)            500,000       546,250
  Dex Media Finance/West(2)
     (8.500% due 08/15/10)            100,000       108,750
  Dex Media West(2)
     (9.875% due 08/15/13)            100,000       113,000
  Dimon Inc.
     (9.625% due 10/15/11)            500,000       556,250
  Dole Food Inc.(2)
     (8.875% due 03/15/11)            250,000       266,250
  Fresh Food, Inc.
     (10.750% due 06/01/06)           750,000       675,000
                                    PRINCIPAL         VALUE
CONSUMER NON-DURABLE - 26.51%
(CONTINUED)
  Hexcel Corp.(2)
     (9.875% due 10/01/08)          $  50,000   $    55,125
  Hexcel Corp.
     (9.750% due 01/15/09)            500,000       521,250
  Rayovac Corp(2)
     (8.500% due 10/01/13)            500,000       515,000
  Service Corp. International
     (7.700% due 04/15/09)            500,000       511,250
                                                -----------
                                                  4,908,750
                                                -----------
ELECTRIC - 5.43%
  AES Corporation
     (9.375% due 09/15/10)            500,000       510,000
  NRG Northest Generating(5)
     (9.292% due 12/15/24)            500,000       495,000
                                                -----------
                                                  1,005,000
                                                -----------
ENERGY - 12.98%
  Amerigas Partner
     (8.875% due 05/20/11)            500,000       536,250
  Chesapeake Energy
     (9.000% due 08/15/12)            250,000       281,250
  Colorado International Gas
     (10.000% due 06/15/05)           500,000       525,625
  Western Oil Sands Inc.
     (8.375% due 05/01/12)            500,000       566,250
  Williams Co.
     (7.125% due 09/01/11)            500,000       493,750
                                                -----------
                                                  2,403,125
                                                -----------
ENTERAINMENT & LEISURE - 4.24%
  Aztar Corp.
     (8.875% due 05/15/07)            250,000       261,875
  Park-Ohio Industries
     (9.250% due 12/01/07)            250,000       236,250
  Vivendi Universal(2)
     (9.250% due 04/15/10)            250,000       287,188
                                                -----------
                                                    785,313
                                                -----------
HEALTH CARE - 3.01%
  Hanger Orthopedic Group
     (10.375% due 02/15/09)           500,000       558,125
                                                -----------
                                                    558,125
                                                -----------
HOMEBUILDING - 5.74%
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)            500,000       527,500
  WCI Communities Inc. Sr. Sub
     Nts.
     (9.125% due 05/01/12)            500,000       535,000
                                                -----------
                                                  1,062,500
                                                -----------
HOTEL & GAMING - 2.97%
  MGM Mirage
     (8.375% due 02/01/11)            500,000       550,000
                                                -----------
INDUSTRIAL EQUIPMENT - 2.17%
  Syratech Corp.
     (11.000% due 04/15/07)           600,000       402,000
                                                -----------
SERVICES - 2.83%
  Allied Waste North America
     (7.875% due 04/15/13)            500,000       523,750
                                                -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
HIGH YIELD BOND FUND                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------

                                    PRINCIPAL         VALUE
TELECOMMUNICATIONS - 11.37%
  Dobson Communications
     (10.875% due 07/01/10)         $ 500,000   $   545,000
  Nextel Communications
     (9.375% due 11/15/09)            250,000       271,250
  Nextel Communications
     (7.375% due 08/01/15)            500,000       505,000
  Qwest Capital Funding
     (7.900% due 08/15/10)            500,000       455,000
  WorldCom Inc.
     (7.500% due 05/15/11)          1,000,000       330,000
                                                -----------
                                                  2,106,250
                                                -----------
TRANSPORTATION - 4.13%
  American Airline
     (9.710% due 01/02/07)            378,135       288,532
  Delta Airlines
     (7.299% due 09/18/06)            200,000       172,000
  Jet Equipment(2)(5)
     (7.630% due 08/15/12)            805,625       304,889
                                                -----------
                                                    765,421
                                                -----------
    Total Corporate Bonds and
       Notes
       (cost $17,469,869)                        17,917,734
                                                -----------

                                       SHARES         VALUE
SHORT-TERM INVESTMENTS - .42%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .42%                            77,820   $    77,820
                                                -----------
    Total Short-Term Investments
       (cost $77,820)                                77,820
                                                -----------
TOTAL INVESTMENTS - 100.14%
   (cost $19,291,439)(1)                         18,544,998
                                                -----------
NORTHERN INSTITUTIONAL LIQUID
   ASSET PORTFOLIO(3) - 29.90%                    5,538,131
                                                -----------
OTHER ASSETS AND LIABILITIES -
(30.04%)                                         (5,563,657)
                                                -----------
TOTAL NET ASSETS - 100.00%                      $18,519,472
                                                ===========

-------------

(1) For federal income tax purposes, cost is $19,291,439 and gross unrealized appreciation and depreciation of securities as of September 30, 2003 was $1,172,635 and ($1,919,076),
              respectively, with a net appreciation / depreciation of ($746,441).
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.
(4)           These are restricted private placement shares.
(5)           Security in default.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS                                MONEY MARKET FUND
------------------------------------------------------------------------

SEPTEMBER 30, 2003

                                    PRINCIPAL          VALUE
SHORT-TERM INVESTMENTS - 98.66%
COMMERCIAL PAPER - 98.66%
  Abbey National Plc
     (1.187% due 10/01/03)          $3,000,000  $  3,000,000
  American Express Credit
     (1.160% due 10/15/03)          3,000,000      3,000,068
  American Honda Finance
     (1.290% due 09/10/04)          1,000,000      1,001,861
  Apreco
     (1.120% due 10/01/03)          2,500,000      2,500,000
  Bayerische Landesbk
     (1.070% due 08/25/04)          2,000,000      1,999,994
  Bayerische Landesbk
     (1.130% due 03/08/04)          2,000,000      2,000,437
  Blue Heron Funding
     (1.140% due 05/19/04)          1,000,000      1,000,000
  Canadian Imperial Bank
     (1.065% due 05/28/04)          2,000,000      1,999,803
  CC Inc.
     (1.065% due 07/21/04)          4,000,000      3,999,838
  Charta Corporation
     (1.120% due 10/01/03)          5,000,000      5,000,000
  CIT Group Inc
     (1.090% due 12/19/03)          1,000,000        997,608
  Credit Lyonnais
     (1.080% due 11/20/03)          2,000,000      2,000,000
  Credit Suisse
     (1.080% due 10/06/03)          2,000,000      1,999,700
  Depfa Bank
     (1.110% due 01/20/04)          4,000,000      4,000,000
  Diageo
     (0.000% due 01/06/04)          1,000,000        997,015
  Dorada Finance
     (1.410% due 02/04/04)            900,000        901,043
  Federal Home Loan Bank Notes
     (1.250% due 07/02/04)          2,000,000      2,000,000
  Federal National Mortgage Corp.
     (1.060% due 10/24/03)          3,000,000      2,997,968
  Federal National Mortgage Corp.
     (1.090% due 12/04/03)          2,000,000      1,996,124
  Federal National Mortgage Corp.
     (3.000% due 07/15/04)          4,000,000      4,057,698
  Federal National Mortgage Corp.
     (1.200% due 08/06/04)          1,000,000      1,000,000
  Federal National Mortgage
     Assistance Notes
     (5.125% due 02/13/04)          1,800,000      1,825,035
  Federal National Mortgage
     Assistance Notes
     (1.470% due 09/22/04)          2,000,000      2,000,000
  Federal National Mortgage
     Assistance Notes
     (1.500% due 09/24/04)          1,400,000      1,400,000
  General Electric International
     (1.080% due 12/22/03)          2,000,000      1,995,080
  General Electric Cap Corp.
     (1.110% due 01/28/04)          2,500,000      2,500,330
                                    PRINCIPAL          VALUE
COMMERCIAL PAPER - 98.66%
(CONTINUED)
  Goldman Sachs Group
     (1.170% due 01/23/04)          $4,000,000  $  4,000,000
  Greyhawk Funding
     (1.110% due 02/17/04)          3,000,000      2,987,143
  Jupiter Securitization Corp.
     (1.080% due 10/06/03)          2,500,000      2,499,625
  K2 (USA)
     (1.050% due 10/23/03)          3,000,000      2,998,075
  K2 (USA)
     (1.080% due 11/12/03)          1,500,000      1,498,110
  Lake Constance Funding
     (1.070% due 10/22/03)          1,000,000        999,375
  Lake Constance Funding
     (1.050% due 12/16/03)          3,000,000      2,993,350
  Landesbank Hessen-Thuringen
     (1.220% due 02/17/04)          2,000,000      2,000,561
  Morgan Stanley
     (1.310% due 02/26/04)          5,000,000      5,000,000
  Perry Global Funding
     (1.050% due 10/10/03)          5,000,000      4,998,688
  Scaldis Capital
     (1.080% due 11/10/03)          2,000,000      1,997,600
  Schering Plough
     (1.070% due 11/04/03)          2,000,000      1,997,979
  Sheffield Receivables Corp.
     (1.080% due 10/20/03)          3,000,000      2,998,290
  Tango Finance Corp.
     (1.050% due 10/22/03)          3,000,000      2,998,163
  Unicredito Italiano
     (1.055% due 10/07/03)          5,000,000      4,999,932
  Unilever Capital Corp.
     (6.750% due 11/01/03)          1,000,000      1,004,663
  Wal-Mart Stores
     (1.020% due 10/02/03)          4,000,000      3,999,876
  Westlb
     (1.320% due 04/15/04)          3,000,000      2,999,838
                                                ------------
    Total Short-Term Investments
       (cost $111,140,870)                       111,140,870
                                                ------------

                                       SHARES          VALUE
SHORT-TERM INVESTMENTS - .85%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .85%                           957,257   $    957,257
                                                ------------
    Total Short-Term Investments
       (cost $957,257)                               957,257
                                                ------------
TOTAL INVESTMENTS - 99.51%
  (cost $112,098,127)                            112,098,127
                                                ------------
OTHER ASSETS AND LIABILITIES -
..49%                                                 552,833
                                                ------------
TOTAL NET ASSETS - 100.00%                      $112,650,960
                                                ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------
SEPTEMBER 30, 2003

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in thirteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small
Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index
Fund seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.
The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest
Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities.
The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable. The following percentages of fund dividends are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003: S&P 500 Index (93.3%), S&P MidCap 400 Index (93.4%),
Russell 2000 Small Cap Index (88.6%), EAFE International Index (100%), Total Social Impact (100%), Balanced Index (28.6%), and Everest (100%).

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

Certain Funds had capital loss carryforwards as of September 30, 2003. These capital loss carryforwards may be used to offset future realized capital gains. The capital loss carryforwards and the dates of expiration are presented in the following table:

                            CAPITAL LOSS CARRYFORWARD EXPIRING SEPTEMBER 30,   POST-OCTOBER
                            ------------------------------------------------  LOSSES DEFERRED
FUND                         2008   2009           2010          2011          AT 9/30/2003
----                         -----  ------------   -----------   -----------  ---------------
S&P 500 Index                $ --   $ (1,111,658)  $(7,585,715)  $        --    $ 1,134,693
S&P MidCap 400 Index           --       (205,161)     (592,614)           --             --
Russell 2000 Small Cap Index   --       (384,292)     (517,972)      (20,769)       255,949
Nasdaq-100 Index               --     (3,158,439)   (2,994,899)           --      1,612,336
EAFE International Index       --           (867)     (978,432)      (24,068)       634,241
Total Social Impact            --        (75,198)     (118,795)         (405)        42,013
Balanced Index                 --             --      (717,118)           --             --
Lehman Aggregate Bond Index    --             --            --            --             --
Everest                        --             --            --      (937,374)       729,108
Bond                           --             --            --      (443,746)            --
Short-term Government          --             --            --      (174,980)        22,887
High Yield Fund                --    (19,121,451)   (1,527,322)   (1,025,886)     1,448,677
Money Market                   --             --            --            --             --

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                        TAX CHARACTER OF DISTRIBUTIONS PAID
                           -----------------------------------------------------------------
                            YEAR ENDED SEPTEMBER 30, 2003     YEAR ENDED SEPTEMBER 30, 2002
                           --------------------------------  -------------------------------
                                    LONG-TERM                         LONG-TERM
                           ORDINARY   CAPITAL     TOTAL      ORDINARY   CAPITAL     TOTAL
FUND                        INCOME     GAINS  DISTRIBUTIONS   INCOME     GAINS  DISTRIBUTIONS
----                       --------  -------- -------------  --------  -------- -------------
S&P 500 Index Fund        $1,560,239  $    --   $1,560,239   $ 857,843  $      --  $ 857,843
S&P MidCap 400 Index Fund    132,067       --      132,067      67,577         --     67,577
Russell 2000 Small Cap
   Index Fund                109,689       --      109,689     108,180         --    108,180
Nasdaq-100 Index Fund             --       --           --          --         --         --
EAFE International Index
   Fund                      122,467       --      122,467      74,811         --     74,811
Total Social Impact Fund      35,947       --       35,947      20,770         --     20,770
Balanced Index Fund          616,993       --      616,993     808,552         --    808,552
Lehman Aggregate Bond
   Index Fund                918,363  305,320    1,223,683   1,011,382    237,602  1,248,984
Everest Fund                 805,681   44,018      849,699   2,937,381  1,404,058  4,341,439
Bond Fund                  5,955,186       --    5,955,186   6,251,817    101,446  6,353,263
Short-term Government
   Fund                      927,882  172,800    1,100,682     865,545     22,004    887,549
High Yield Bond Fund       1,520,445       --    1,520,445   1,740,762         --  1,740,762
Money Market Fund          1,167,519       --    1,167,519   1,535,438         --  1,535,438

                                              TAX BASIS OF DISTRIBUTABLE EARNINGS
                                                   AS OF SEPTEMBER 30, 2003
                                         ----------------------------------------------
                                         UNDISTRIBUTED    UNDISTRIBUTED
                                           ORDINARY         LONG-TERM       UNREALIZED
FUND                                        INCOME            GAINS        APPRECIATION
----                                     -------------    -------------    ------------
S&P 500 Index Fund                        $1,264,496        $     --        $       --
S&P MidCap 400 Index Fund                     92,285              --           615,210
Russell 2000 Small Cap Index Fund             87,701              --            26,396
Nasdaq-100 Index Fund                             --              --                --
EAFE International Index Fund                250,617              --                --
Total Social Impact Fund                      26,405              --                --
Balanced Index Fund                           80,595              --                --
Lehman Aggregate Bond Index Fund             137,665         108,531*          608,746
Everest Fund                                 500,795              --                --
Bond Fund                                  1,206,829              --         1,732,176
Short-term Government Fund                    33,055              --           598,030
High Yield Bond Fund                         255,421              --                --
Money Market Fund                                 --              --                --

* Of the $108,531 in long-term capital gains distributable from the Lehman Aggregate Bond Index Fund, 54% is eligible for the reduced capital gains rate available under the Jobs and Growth Tax Relief Reconciliation
   Act of 2003.


The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the

                                 SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                           NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

                                     PERCENT OF CURRENT                             EXPENSE
                                       NET ASSET VALUE                          REIMBURSEMENT
                               ---------------------------            WAIVERS FOR  FOR PERIOD
                               INVESTMENT  ADMINISTRATION  EXPENSE    PERIOD ENDED   ENDED
FUND NAME                     ADVISORY FEE     FEE(1)     LIMITS(2)(3)  9/30/03(1)  9/30/03
---------                     ------------ -------------- ------------ ----------- ----------
S&P 500 Index Fund                0.30%        0.10%         0.30%       $6,219      $  3,357
S&P MidCap 400 Index Fund         0.30%        0.10%         0.30%       $1,024      $ 40,974
Russell 2000 Small Cap Index
   Fund                           0.35%        0.10%         0.40%       $  826      $ 60,803
Nasdaq-100 Index Fund             0.35%        0.10%         0.30%       $  376      $ 79,742
EAFE International Index Fund     0.56%        0.10%         0.69%       $  853      $ 95,974
Total Social Impact Fund          0.45%        0.10%         0.30%       $  184      $ 88,853
Balanced Index Fund               0.30%        0.10%         0.30%       $1,154      $ 33,980
Lehman Aggregate Bond Index Fund  0.30%        0.10%         0.30%       $  962      $ 39,669
Everest Fund                      0.64%        0.10%
Bond Fund                         0.47%        0.10%
Short-term Government Fund        0.45%        0.10%         0.28%                   $ 24,786
High Yield Bond Fund              0.65%        0.10%
Money Market Fund                 0.35%        0.10%         0.10%       $6,927      $125,567

(1) The Adviser voluntarily agreed to waive (for a one year period that ended November 9, 2002) 0.05% of the administration fee related to each respective index-based and Money Market fund.
(2) The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year.
(3) For each respective Fund, the adviser has agreed, pursuant to the investment advisory agreement, to pay expenses, other than the advisory fee, to the extent that such expenses exceed the stated rate of average daily net assets of the Fund. For the S&P 500 Index Fund, effective July 1, 2003 the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses, to the extent necessary to limit all expenses to 0.48% of average net assets of the Fund until December 31, 2004.


DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union
Central.

NOTE 3 - MULTIPLE CLASSES OF SHARES

On July 1, 2002, the Nasdaq-100, Total Social Impact, and Everest Funds began offering a second class of shares (Class F). The Class F shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors on March 1, 2002. The 12b-1 Plan provides that each Distribution Plan Class shall pay to the Company's Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Distribution Plan Class. Since the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------

NOTE 3 - MULTIPLE CLASSES OF SHARES (CONTINUED)

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURES CONTRACTS AND FUND SECURITIES LOANED

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Funds (except the Total Social Impact, Everest, and Money Market Funds) currently lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds have accepted noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks. As of September 30, 2003, the market value of the securities on loan and the collateral accepted or purchased and held is as follows:

FUND                                 SECURITIES LOANED   CASH COLLATERAL   NONCASH COLLATERAL
----                                 -----------------   ---------------   ------------------
S&P 500 Index Fund                   $ 4,663,498         $ 4,684,413       $  143,574
S&P MidCap 400 Index Fund              4,136,966           4,078,173          194,514
Russell 2000 Small Cap Index Fund      4,470,209           4,624,193           24,039
Nasdaq-100 Index Fund                  2,776,224           2,864,408               --
EAFE International Index Fund            942,356           1,157,983          189,997
Balanced Index Fund                    2,910,466           2,303,345          647,332
Lehman Aggregate Bond Index Fund       9,713,134           6,293,438        3,564,366
Bond Fund                             18,587,092          13,235,290        5,636,286
Short-term Government Fund            15,314,201          11,801,672        3,751,666
High Yield Bond Fund                   5,901,716           5,538,131          487,442

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September 30, 2003, excluding short-term obligations, are as follows:

                                                     S&P        RUSSELL 2000
                                     S&P 500     MIDCAP 400     SMALL CAP     NASDAQ-100
                                   INDEX FUND    INDEX FUND     INDEX FUND    INDEX FUND
                                   ----------    ----------     ----------    ----------
Total Cost of Purchases of:
    Common Stocks                  $16,852,749   $  5,334,985   $ 4,062,404   $ 4,058,667
    U.S. Government Securities              --             --            --            --
     Corporate Bonds                        --             --            --            --
                                   -----------   ------------   -----------   -----------
                                   $16,852,749   $  5,334,985   $ 4,062,404   $ 4,058,667
                                   ===========   ============   ===========   ===========

Total Proceeds from Sales of:
    Common Stocks                   $ 1,584,864  $  1,465,763  $ 4,422,551    $   665,342
    U.S. Government Securities              --             --           --             --
    Corporate Bonds                         --             --           --             --
                                   -----------   ------------   -----------   -----------
                                   $ 1,584,864   $  1,465,763   $ 4,422,551   $   665,342
                                   ===========   ============   ===========   ===========

                                                    TOTAL                        LEHMAN
                                       EAFE         SOCIAL                      AGGREGATE
                                   INTERNATIONAL    IMPACT        BALANCED        BOND
                                   INDEX FUND        FUND        INDEX FUND    INDEX FUND
                                   -----------   ------------   -----------   -----------
Total Cost of Purchases of:
    Common Stocks                  $ 2,110,288   $    112,899   $   103,589   $        --
    U.S. Government Securities              --             --     6,166,775    25,526,149
    Corporate Bonds                         --             --       425,728     4,206,595
                                   -----------   ------------   -----------   -----------
                                   $ 2,110,288   $    112,899   $ 6,696,092   $29,732,744
                                   ===========   ============   ===========   ===========

Total Proceeds from Sales of:
    Common Stocks                  $ 1,045,632   $    100,456   $   107,566   $        --
    U.S. Government Securities              --             --     4,554,259    20,926,307
    Corporate Bonds                         --             --     1,410,433     1,390,886
                                   -----------   ------------   -----------   -----------
                                   $ 1,045,632   $    100,456   $ 6,072,258   $22,317,193
                                   ===========   ============   ===========   ===========

                                                                SHORT-TERM       HIGH
                                      EVEREST         BOND      GOVERNMENT    YIELD BOND
                                       FUND           FUND          FUND         FUND
                                   -----------   ------------   -----------   -----------
Total Cost of Purchases of:
    Common Stocks                  $25,032,907   $    532,040   $        --   $   743,750
    U.S. Government Securities              --     41,520,732    23,508,758     6,852,870
    Corporate Bonds                         --     76,643,617            --    29,587,582
                                   -----------   ------------   -----------   -----------
                                   $25,032,907   $118,696,389   $23,508,758   $37,184,202
                                   ===========   ============   ===========   ===========

Total Proceeds from Sales of:
    Common Stocks                  $27,666,190   $         --   $        --   $        --
    U.S. Government Securities              --     55,345,928    14,468,915     6,855,357
    Corporate Bonds                         --     74,180,471            --    29,419,956
                                   -----------   ------------   -----------   -----------
                                   $27,666,190   $129,526,399   $14,468,915   $36,275,313
                                   ===========   ============   ===========   ===========

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                              S&P 500 INDEX FUND

                                                                                 PERIOD FROM
                                                                               APRIL 3, 2000(1)
                                                   YEAR ENDED SEPTEMBER 30,    TO SEPTEMBER 30,
                                             -----------------------------     ----------------
                                              2003       2002       2001        2000
                                             --------   --------   --------    --------
Net Assets Value,
  Beginning of period                        $  27.45   $  34.90   $  48.00    $  50.00
                                             --------   --------   --------    --------
Investment Activities:
  Net investment income/(loss)                    .37        .35        .40         .20
  Net realized and unrealized gain/(loss)        6.09      (7.57)    (13.25)      (2.05)
                                             --------   --------   --------    --------
Total from Investment Activities                 6.46      (7.22)    (12.85)      (1.85)
                                             --------   --------   --------    --------
Distributions:
  Net investment income                          (.37)      (.23)      (.25)       (.15)
  Return of capital                                --         --         --          --
  Net realized gains                               --         --         --          --
                                             --------   --------   --------    --------
Total Distributions                              (.37)      (.23)      (.25)       (.15)
                                             --------   --------   --------    --------
Net Asset Value,
    End of Period                            $  33.54   $  27.45   $  34.90    $  48.00
                                             ========   ========   ========    ========

Total Return (Note 3)                          23.70%    (20.88%)   (26.88%)     (3.71%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                                       0.50%      0.49%      0.42%       0.40%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                                        0.51%      0.53%      0.43%       0.42%(3)

Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets                           1.28%      1.01%      0.87%       0.82%(3)

Portfolio Turnover Rate                         1.24%      2.52%      4.52%      17.82%(3)

Net Assets, End of Period (000's)            $150,619   $110,001   $129,931    $160,899

                                                      S&P MIDCAP 400 INDEX FUND

                                                                                 PERIOD FROM
                                                                               APRIL 3, 2000(1)
                                                YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                             -----------------------------     ----------------
                                              2003       2002       2001        2000
                                             -------    -------    -------     -------
Net Assets Value,
  Beginning of period                        $ 39.82    $ 42.25    $ 53.55     $ 50.00
                                             -------    -------    -------     -------
Investment Activities:
  Net investment income/(loss)                   .27        .24        .40         .25
  Net realized and unrealized gain/(loss)      10.05      (2.49)    (10.90)       3.45
                                             -------    -------    -------     -------
Total from Investment Activities               10.32      (2.25)    (10.50)       3.70

                                             -------    -------    -------     -------
Distributions:
  Net investment income                         (.29)      (.18)      (.35)       (.15)
  Return of capital                               --         --         --          --
  Net realized gains                              --         --       (.45)         --
                                             -------    -------    -------     -------
Total Distributions                             (.29)      (.18)      (.80)       (.15)
                                             -------    -------    -------     -------
Net Asset Value,
    End of Period                            $ 49.85    $ 39.82    $ 42.25     $ 53.55
                                             =======    =======    =======     =======
Total Return (Note 3)                         26.05%     (5.41%)   (19.81%)      7.41%
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                                      0.60%      0.60%      0.59%       0.59%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                                       0.80%      0.85%      0.80%       0.78%(3)
Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets                          0.61%      0.54%      0.90%       1.09%(3)
Portfolio Turnover Rate                        7.82%     15.62%     39.02%      96.90%(3)
                                             -------    -------    -------     -------
Net Assets, End of Period (000's)            $26,213    $19,202    $14,234     $24,015

-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                               RUSSELL 2000 SMALL CAP INDEX FUND         NASDAQ-100 INDEX FUND

                                                      PERIOD FROM
                                                   DECEMBER 29, 1999(1)     YEAR ENDED
                         YEAR ENDED SEPTEMBER 30,    TO SEPTEMBER 30,       SEPTEMBER 30,
                         -------------------------  ----------------  -------------------------
                          2003     2002     2001        2000          2003     2002     2001
                         -------  -------  -------     -------        -------  -------  -------
Net Assets Value,
  Beginning of period    $ 37.48  $ 41.80  $ 53.65     $ 50.00        $ 11.18  $ 15.85  $ 49.55
                         -------  -------  -------     -------        -------  -------  -------
Investment Activities:
 Net investment
   income/ (loss)            .29      .30      .45         .25           (.04)    (.03)     .05
 Net realized and
   unrealized gain/
   (loss)                  12.92    (4.37)  (11.85)       3.60           6.21    (4.64)  (33.55)
                         -------  -------  -------     -------        -------  -------  -------
Total from Investment
   Activities              13.21    (4.07)  (11.40)       3.85           6.17    (4.67)  (33.50)
                         -------  -------  -------     -------        -------  -------  -------
Distributions:
 Net investment income      (.27)    (.25)    (.40)       (.20)            --       --     (.15)
  Return of capital           --       --       --          --             --       --     (.05)
  Net realized gains          --       --     (.05)         --             --       --       --
                         -------  -------  -------     -------        -------  -------  -------
Total Distributions         (.27)    (.25)    (.45)       (.20)            --       --     (.20)
                         -------  -------  -------     -------        -------  -------  -------
Net Asset Value,
   End of Period         $ 50.42  $ 37.48  $ 41.80     $ 53.65        $ 17.35  $ 11.18  $ 15.85
                         =======  =======  =======     =======        =======  =======  =======

Total Return (Note 3)      35.44%  (9.88%) (21.40%)      7.70%         55.19%  (29.46%) (67.85%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)          0.75%    0.75%    0.75%     0.75%(3)        0.65%    0.65%    0.65%

Ratio of Expenses to
   Average Net
   Assets - Gross           1.10%    1.21%    1.17%     1.69%(3)        1.38%    1.35%    1.14%

Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets       0.65%    0.63%    0.97%     1.05%(3)        (.33%)  (0.17%)   0.10%

Portfolio Turnover Rate    24.34%   28.12%   42.59%    67.92%(3)        7.68%    1.94%   13.94%

Net Assets, End of
   Period (000's)        $20,724  $15,464  $17,761     $15,889        $15,847   $6,426   $7,406

                                                  NASDAQ-100 INDEX FUND
                                                                          CLASS F
                                                           --------------------------------------
                                   PERIOD FROM                                    PERIOD FROM
                              DECEMBER 29, 1999(1)            YEAR ENDED        JULY 1, 2002(1)
                                TO SEPTEMBER 30,            SEPTEMBER 30,      TO SEPTEMBER 30,
                         -------------------------------   ----------------   -------------------
                                      2000                       2003                2002
                         -------------------------------   ----------------   -------------------
Net Assets Value,
   Beginning of period               $ 50.00                    $11.17              $13.41
                                     -------                    ------              ------
Investment Activities:
  Net investment
     income/ (loss)                      .25                      (.08)               (.02)
  Net realized and
     unrealized gain/
     (loss)                             (.55)                     6.21               (2.22)
                                     -------                    ------              ------
Total from Investment
   Activities                           (.30)                     6.13               (2.24)
                                     -------                    ------              ------
Distributions:
  Net investment income                 (.15)                       --                  --
  Return of capital                       --                        --                  --
  Net realized gains                      --                        --                  --
                                     -------                    ------              ------
Total Distributions                     (.15)                       --                  --
                                     -------                    ------              ------
Net Asset Value,
   End of Period                     $ 49.55                    $17.30              $11.17
                                     =======                    ======              ======
Total Return (Note 3)                  (0.62%)                   54.88%             (16.70%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net
   Assets - Net(2)                      0.61%(3)                  0.89%               0.90%(3)
Ratio of Expenses to
   Average Net
   Assets - Gross                       1.14%(3)                  1.52%               2.01%(3)
Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets                   1.09%(3)                 (0.63%)             (0.49%)(3)
Portfolio Turnover Rate               113.32%(3)                  7.68%               1.94%
Net Assets, End of
   Period (000's)                    $13,093                    $   99              $    4

-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       EAFE INTERNATIONAL INDEX
                                                 FUND                    TOTAL SOCIAL IMPACT FUND

                                                       PERIOD FROM
                                     YEAR ENDED     DECEMBER 28, 2000(1)        YEAR ENDED
                                    SEPTEMBER 30,     TO SEPTEMBER 30,         SEPTEMBER 30,
                                 -----------------    ------------------   -------------------
                                  2003      2002       2001                 2003         2002
                                 -------   -------    -------              -------      -------
Net Assets Value,
  Beginning of period            $ 30.61   $ 36.90    $ 50.00              $30.80       $38.95

                                 -------   -------    -------              ------       ------
Investment Activities:
  Net investment income/(loss)       .42       .24        .25                 .36          .28
  Net realized and unrealized
     gain/(loss)                    6.69     (6.38)    (13.25)               6.87        (8.22)
                                 -------   -------    -------              ------       ------
Total from Investment
   Activities                       7.11     (6.14)    (13.00)               7.23        (7.94)
                                 -------   -------    -------              ------       ------
Distributions:
  Net investment income             (.23)     (.15)      (.10)               (.34)        (.21)
  Return of capital                   --        --         --                  --           --
  Net realized gains                  --        --         --                  --           --
                                 -------   -------    -------              ------       ------
Total Distributions                 (.23)     (.15)      (.10)               (.34)        (.21)
                                 -------   -------    -------              ------       ------
Net Asset Value,
   End of period                 $ 37.49   $ 30.61    $ 36.90              $37.69       $30.80
                                 =======   =======    =======              ======       ======

Total Return (Note 3)             23.36%   (16.73%)   (26.04%)             23.61%      (20.55%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)             1.25%     1.25%      1.25%(3)            0.75%        0.75%

Ratio of Expenses to Average
   Net Assets - Gross              1.78%     1.67%      1.55%(3)            3.18%        2.29%

Ratio of Net Investment
   Income/(Loss) to Average Net
   Assets                          1.37%     0.65%      0.77%(3)            1.02%        0.72%

Portfolio Turnover Rate            6.62%    20.12%      0.58%(3)            2.91%        3.82%

Net Assets, End of Period
   (000's)                       $21,720   $15,553    $17,911              $3,892       $3,247


                                                   TOTAL SOCIAL IMPACT FUND

                                                                         CLASS F
                                                            -----------------------------------
                                     PERIOD FROM                                 PERIOD FROM
                                 DECEMBER 28, 2000(1)        YEAR ENDED         JULY 1, 2002
                                   TO SEPTEMBER 30,         SEPTEMBER 30,      TO SEPTEMBER 30,
                                 --------------------       -------------      ----------------
                                        2001                    2003                2002
                                       ------                  ------              ------
Net Assets Value,
  Beginning of period                  $50.00                  $30.78              $36.37
                                       ------                  ------              ------
Investment Activities:
  Net investment income/(loss)            .25                     .10                0.06
  Net realized and unrealized
     gain/(loss)                       (11.20)                   7.10               (5.65)
                                       ------                  ------              ------
Total from Investment
   Activities                          (10.95)                   7.20               (5.59)
                                       ------                  ------              ------
Distributions:
  Net investment income                  (.10)                   (.13)                 --
  Return of capital                        --                      --                  --
  Net realized gains                       --                      --                  --
                                       ------                  ------              ------
Total Distributions                      (.10)                   (.13)                 --
                                       ------                  ------              ------
Net Asset Value,
   End of period                       $38.95                  $37.85              $30.78
                                       ======                  ======              ======
Total Return (Note 3)                  (21.94%)                 23.44%             (15.37%)
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                   0.75%(3)                0.99%               1.00%(3)
Ratio of Expenses to Average
   Net Assets - Gross                    2.57%(3)                3.25%               3.72%(3)
Ratio of Net Investment
   Income/(Loss) to Average Net
   Assets                                0.79%(3)                0.61%               0.70%(3)
Portfolio Turnover Rate                  0.62(3)                 2.91%               3.82%
Net Assets, End of Period
   (000's)                             $3,921                  $  123              $    4


-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                             BALANCED INDEX FUND

                                                                                PERIOD FROM
                                                                               APRIL 3, 2000(1)
                                                YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                              ----------------------------     -----------------
                                              2003       2002       200         2000
                                             -------    -------    -------     -------
Net Assets Value,
  Beginning of period                        $ 36.25    $ 41.90    $ 49.35     $ 50.00
                                             -------    -------    -------     -------
Investment Activities:
  Net investment income/(loss)                  1.00       1.23       1.35         .80
  Net realized and unrealized gain/(loss)       4.90      (5.55)     (7.35)       (.85)
                                             -------    -------    -------     -------
Total from Investment Activities                5.90      (4.32)     (6.00)       (.05)
                                             -------    -------    -------     -------
Distributions:
  Net investment income                        (1.08)     (1.20)     (1.35)       (.60)
  Return of capital                               --         --         --          --
  Net realized gains                              --       (.13)      (.10)         --
                                             -------    -------    -------     -------
Total Distributions                            (1.08)     (1.33)     (1.45)       (.60)
                                             -------    -------    -------     -------
Net Asset Value,
  End of Period                              $ 41.07    $ 36.25    $ 41.90     $ 49.35
                                             =======    =======    =======     =======

Total Return (Note 3)                         16.50%    (10.72%)   (12.45%)     (0.12%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
    Average Net Assets -
   Net(2)                                      0.60%      0.60%     .0.60%       0.59%(3)

Ratio of Expenses to
   Average Net Assets - Gross                  0.76%      0.78%     .0.60%       0.60%(3)

Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets                          2.73%      2.87%      2.92%       3.13%(3)

Portfolio Turnover Rate                       29.43%     16.89%     29.89%      30.16%(3)

Net Assets, End of Period (000's)            $23,143    $21,348    $27,078     $34,140

                                                  LEHMAN AGGREGATE BOND INDEX FUND

                                                                                 PERIOD FROM
                                                                               APRIL 3, 2000(1)
                                                YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                                             -----------------------------     ---------------
                                              2003       2002       2001        2000
                                             -------    -------    -------     -------
Net Assets Value,
  Beginning of period                        $ 53.33    $ 53.90    $ 51.10     $ 50.00

                                             -------    -------    -------     -------
Investment Activities:
  Net investment income/(loss)                  2.15       2.81       3.15        1.55
  Net realized and unrealized gain/(loss)        .25        .63       2.80         .70
                                             -------    -------    -------     -------
Total from Investment Activities                2.40       3.44       5.95        2.25
                                             -------    -------    -------     -------
Distributions:
  Net investment income                        (2.23)     (2.89)     (3.10)      (1.15)
  Return of capital                               --         --         --          --
  Net realized gains                            (.82)     (1.12)      (.05)         --

                                             -------    -------    -------     -------
Total Distributions                            (3.05)     (4.01)     (3.15)      (1.15)

Net Asset Value,
  End of Period                              $ 52.68    $ 53.33    $ 53.90     $ 51.10

                                             =======    =======    =======     =======
Total Return (Note 3)                          4.68%      6.79%     12.06%       4.55%
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                                      0.60%      0.60%     .0.59%       0.59%(3)
Ratio of Expenses to
   Average Net Assets - Gross                  0.78%      0.88%     .0.67%       0.81%(3)
Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets                          3.57%      5.31%      5.95%       6.29%(3)
Portfolio Turnover Rate                      103.12%     74.65%     63.26%      18.43%(3)
Net Assets, End of Period (000's)            $24,278    $16,964    $16,653     $16,290

-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                       EVEREST FUND

                                                                            CLASS F
                                                                ---------------------------------
                                                PERIOD FROM                         PERIOD FROM
                          YEAR ENDED        DECEMBER 29, 1999(1)   YEAR ENDED      JULY 1, 2002(1)
                         SEPTEMBER 30,         TO SEPTEMBER 30,   SEPTEMBER 30,  TO SEPTEMBER 30,
                        --------------        ------------------  -------------  ----------------
                        2003     2002     2001       2000            2003             2002
                        -------  -------  -------    -------         ------           ------
Net Assets Value,
Beginning of period     $ 39.85  $ 54.35  $ 51.30    $ 50.00         $39.84           $49.73
                        -------  -------  -------    -------         ------           ------
Investment Activities:
Net investment income/
     (loss)                 .74      .74      .95        .40           0.61             0.15
Net realized and
  unrealized
  gain/(loss)             10.13   (11.12)    3.80       1.20          10.22           (10.04)
                        -------  -------  -------    -------         ------           ------
Total from Investment
  Activities              10.87   (10.38)    4.75       1.60          10.83            (9.89)
                        -------  -------  -------    -------         ------           ------
Distributions:
Net investment income      (.80)    (.53)    (.70)      (.30)          (.29)              --
Return of capital            --       --       --         --             --               --
Net realized gains         (.04)   (3.59)   (1.00)        --           (.04)              --
                        -------  -------  -------    -------         ------           ------
Total Distributions        (.84)   (4.12)   (1.70)      (.30)          (.33)              --
                        -------  -------  -------    -------         ------           ------
Net Asset Value,
  End of period         $ 49.88  $ 39.85  $ 54.35    $ 51.30         $50.34           $39.84
                        =======  =======  =======    =======         ======           ======

Total Return (Note 3)    27.63%  (21.24%)   9.01%      3.21%         27.32%          (19.89%)

RATIOS/SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                 0.98%    0.96%    0.78%      0.81%(3)       1.23%            1.24%(3)

Ratio of Expenses to
Average Net Assets -
   Gross                  0.98%    0.96%    0.80%      0.85%(3)       1.23%            1.24%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets        1.64%    1.33%    1.67%      1.51%(3)       1.39%            1.37%(3)

Portfolio Turnover Rate  58.23%   66.74%  105.91%     138.39(3)      58.23%           66.74%

Net Assets, End of
   Period (000's)       $48,821  $42,194  $57,497    $49,440         $    5           $    4

                                               BOND FUND

                                                               PERIOD FROM
                                                            APRIL 3, 2000(1)
                             YEAR ENDED SEPTEMBER 30,       TO SEPTEMBER 30,
                          ------------------------------   -------------------
                            2003       2002       2001            2000
                          --------   --------   --------   -------------------
Net Assets Value,
  Beginning of period     $ 50.35    $  51.45   $  50.20         $ 50.00

Investment Activities:
  Net investment income/
     (loss)                  3.34        3.10       3.35            1.80
  Net realized and
     unrealized
     gain/(loss)             1.12        (.98)      1.40            (.30)
                          -------    --------   --------         -------
Total from Investment
   Activities                4.46        2.12       4.75            1.50
                          -------    --------   --------         -------
Distributions:
  Net investment income     (3.08)      (3.13)     (3.40)          (1.30)
  Return of capital            --          --         --              --
  Net realized gains           --        (.09)      (.10)             --
                          -------    --------   --------         -------
Total Distributions         (3.08)      (3.22)     (3.50)          (1.30)
                          -------    --------   --------         -------
Net Asset Value,
  End of period           $ 51.73    $  50.35   $  51.45         $ 50.20
                          =======    ========   ========         =======
Total Return (Note 3)        9.22%       4.29%      9.78%           3.04%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                    0.69%       0.71%     .0.61%           0.64%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                     0.69%       0.71%     .0.62%           0.66%(3)
Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets        6.53%       6.17%      6.72%           7.19%(3)
Portfolio Turnover Rate    125.15%      51.52%     76.96%          80.03%(3)
Net Assets, End of
   Period (000's)         $91,745    $103,505   $102,056         $69,875

-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                   SHORT-TERM GOVERNMENT FUND

                                                                              PERIOD FROM
                                                                            APRIL 3, 2000(1)
                                         YEAR ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                   -----------------------------------    -------------------
                                   2003         2002         2001              2000
                                   -------      -------      -------          -------
Net Assets Value,
  Beginning of period              $ 53.48      $ 53.10      $ 50.95          $ 50.00
                                   -------      -------      -------          -------
Investment Activities:
  Net investment income/(loss)        1.37         1.74         2.55             1.50
  Net realized and unrealized
   gain/(loss)                        (.42)        1.18         2.45              .55
                                   -------      -------      -------          -------
Total from Investment Activities       .95         2.92         5.00             2.05
                                   -------      -------      -------          -------
Distributions:
  Net investment income              (1.58)       (1.79)       (2.60)           (1.10)
  Return of capital                     --           --           --               --
  Net realized gains                  (.29)        (.75)        (.25)              --
                                   -------      -------      -------          -------
Total Distributions                  (1.87)       (2.54)       (2.85)           (1.10)
                                   -------      -------      -------          -------
Net Asset Value,
  End of Period                    $ 52.56      $ 53.48      $ 53.10          $ 50.95
                                   =======      =======      =======          =======

Total Return (Note 3)                1.81%        5.72%       10.11%            4.14%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
  Average Net Assets - Net(2)        0.73%        0.73%        0.73%            0.73%(3)

Ratio of Expenses to
  Average Net Assets -Gross          0.81%        0.97%        0.91%            1.25%(3)

Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets                        2.00%        3.55%        5.08%            5.89%(3)

Portfolio Turnover Rate             55.57%       64.75%       48.30%           99.38%(3)

Net Assets,
  End of Period (000's)            $31,664      $25,646      $16,826          $10,199

                                                                HIGH YIELD BOND FUND
                                                                                 PERIOD FROM
                                                           YEAR ENDED          JULY 9, 2001(1)
                                                         SEPTEMBER 30,          SEPTEMBER 30,
                                                     ----------------------    ----------------
                                                       2003         2002             2001
                                                     ---------    ---------    ----------------
Net Assets Value,
  Beginning of period                                $ 23.48      $ 27.60          $ 30.30
                                                     -------      -------          -------
Investment Activities:
  Net investment income/(loss)                          2.20         2.39              .65
  Net realized and unrealized gain/(loss)               3.13        (3.98)           (3.15)
                                                     -------      -------          -------
Total from Investment Activities                        5.33        (1.59)           (2.50)
                                                     -------      -------          -------
Distributions:
  Net investment income                                (2.14)       (2.53)            (.20)
  Return of capital                                       --           --               --
  Net realized gains                                      --           --               --
                                                     -------      -------          -------
Total Distributions                                    (2.14)       (2.53)            (.20)
                                                     -------      -------          -------
Net Asset Value,
  End of Period                                      $ 26.67      $ 23.48          $ 27.60
                                                     =======      =======          =======
Total Return (Note 3)                                  23.92%       (6.61%)          (8.31%)
RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets - Net(2)        1.18%        1.22%            1.30%(3)
Ratio of Expenses to Average Net Assets -Gross          1.18%        1.22%            1.30%(3)
Ratio of Net Investment Income/(Loss) to Average
   Net Assets                                           8.80%        8.86%            9.11%(3)
Portfolio Turnover Rate                               214.02%      185.02%          111.21%(3)
Net Assets, End of Period (000's)                    $18,519      $16,420          $18,850

-------------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                      MONEY MARKET FUND

                                                                           PERIOD FROM
                                                                          JUNE 28, 2000(1)
                                             YEAR ENDED SEPTEMBER 30,     TO SEPTEMBER 30,
                                            --------------------------    ----------------
                                            2003       2002       2001        2000
                                            --------   --------   --------    --------
Net Assets Value,
  Beginning of period                       $   1.00   $   1.00   $   1.00    $   1.00
                                            --------   --------   --------    --------
Investment Activities:
  Net investment income/(loss)                   .01        .02        .05         .02
  Net realized and unrealized gain/(loss)         --         --         --          --
                                            --------   --------   --------    --------
Total from Investment Activities                 .01        .02        .05         .02
                                            --------   --------   --------    --------
Distributions:
  Net investment income                         (.01)      (.02)      (.05)       (.02)
  Return of capital                               --         --         --          --
  Net realized gains                              --         --         --          --
                                            --------   --------   --------    --------
Total Distributions                             (.01)      (.02)      (.05)       (.02)
                                            --------   --------   --------    --------
Net Asset Value,
  End of Period                             $   1.00   $   1.00   $   1.00    $   1.00
                                            ========   ========   ========    ========

Total Return (Note 3)                          0.95%      1.64%      4.99%       1.64%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to
    Average Net Assets - Net(2)                0.45%      0.44%     .0.43%       0.45%(3)

Ratio of Expenses to
     Average Net Assets - Gross                0.56%      0.60%     .0.48%       0.54%(3)

Ratio of Net Investment Income/(Loss)
    to Average Net Assets                      0.95%      1.62%      4.78%       6.41%(3)

Portfolio Turnover Rate                           --         --         --          --

Net Assets, End of Period (000's)           $112,651   $120,401    $86,889     $64,489

----------

(1)           Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)           Annualized.

NOTE 7 - SUBSEQUENT EVENTS

On November 10, 2003, the Board of Directors unanimously approved a Plan of Liquidation for the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, EAFE International Index Fund, Balanced Index Fund, and Lehman Aggregate Bond Index Fund. Subject to a majority shareholder vote on January 30, 2004, the plan will become effective. The
 Board of Directors concluded that it is in the best interest of shareholders to liquidate the Funds as soon as may be reasonably practicable, but in any event no later than March
31, 2004.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                           INDEPENDENT AUDITORS' REPORT
-----------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. -- Apex Series (the "Funds"), including the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Money Market Fund, including the schedules of investments, as of September 30, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,2003, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with the accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
November 18, 2003

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
INDEPENDENT DIRECTORS

                                                                          NUMBER OF
                                                                          PORTFOLIOS
                                                                          IN FUND
                                    TERM OF                               COMPLEX   OTHER
                        POSITION(S) OFFICE AND                            OVERSEEN  DIRECTORSHIPS
                         WITH THE   LENGTH OF    PRINCIPAL OCCUPATION(S)  BY        HELD BY
NAME, AGE AND ADDRESS(1) FUND       TIME SERVED  DURING PAST FIVE YEARS   DIRECTOR  DIRECTOR
-------------------------------------------------------------------------------------------------
George M. Callard, M.D.  Director   Director    Professor of Clinical      22
(Age 69)                            since 1987  Surgery, University of
                                                Cincinnati

Theodore H. Emmerich     Director   Director    Consultant; former         22       American
(77)                                since 1987  Partner, Ernst &                    Financial
                                                Whinney, Accountants                Group; former
                                                                                    Director,
                                                                                    Summit
                                                                                    Investment
                                                                                    Trust (two
                                                                                    Portfolios)

Yvonne L. Gray           Director   Director    Chief Operating            22
(52)                                since 1999  Officer, United Way and
                                                Community Chest; prior
                                                thereto, Vice
                                                President/ Trust
                                                Operations Officer,
                                                Fifth Third Bank;
                                                former Audit Manager,
                                                Price Waterhouse

David C. Phillips        Director   Director    Co-Founder and             22       Meridian
(65)                                since 2001  Treasurer, Cincinnati               Bioscience, Inc.;
                                                Works Inc. (Job                     Cintas, Inc.
                                                Placement); prior
                                                thereto, Chief
                                                Executive Officer,
                                                Downtown Cincinnati
                                                Inc. (Economic
                                                revitalization of
                                                Cincinnati)

Mary W. Sullivan         Director   Director    Attorney, Peck,            22       Franklin
(47)                                since 2001  Shaffer & Williams LLP              Savings
                                                                                    and Loan Co.
                                                                                    First Franklin
                                                                                    Corporation

INTERESTED DIRECTORS AND OFFICERS

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND    OTHER
                                      TERM OF     PRINCIPAL             COMPLEX    DIRECTOR-
                         POSITION(S) OFFICE AND   OCCUPATION(S)         OVERSEEN   SHIPS
                          WITH THE   LENGTH OF    DURING PAST           BY         HELD BY
NAME, AGE AND ADDRESS(1)  FUND       TIME SERVED  FIVE YEARS            DIRECTOR   DIRECTOR
----------------------------------------------------------------------------------------------
Harry Rossi*              Director   Director     Director Emeritus,      22      Carillon
(83)                                 since 1992   Union Central;                  Investments,
                                                  former Chairman,                Inc.
                                                  President AND
                                                  Chief Executive
                                                  Officer, Union
                                                  Central and
                                                  Director, Adviser

Steven R. Sutermeister*  Director,   Director     Senior Vice             22      Carillon
(49)                     President   since 1999   President, Union                Investments,
                         and Chief                Central; President              Inc.; Summit
                         Executive                and Chief                       Investment
                         Officer                  Executive Officer,              Partners, Inc.;
                                                  Adviser                         Union Central
                                                                                  Mortgage Funding
                                                                                  Inc.

John F. Labmeier         Vice        Officer      Vice President,         NA      NA
1876 Waycross Rd.        President   since 1990   Associate General
Cincinnati, OH 45240     and                      Counsel and
(54)                     Secretary                Assistant Secretary,
                                                  Union Central;
                                                  Vice President
                                                  and Secretary,
                                                  Carillon
                                                  Investments, Inc.;
                                                  Secretary, Adviser

Thomas G. Knipper        Controller  Officer      Treasurer, Adviser      NA      NA
(46)                     and         since 1995
                         Treasurer

John M. Lucas            Assistant   Officer      Second Vice             NA      NA
1876 Waycross Rd.        Secretary   since 1990   President, Counsel
Cincinnati, OH 45240                              and Assistant
(52)                                              Secretary,
                                                  Union Central

------------

(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following
Portfolios:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Portfolio
     S&P MidCap 400 Index Portfolio
     Russell 2000 Small Cap Index Portfolio
     Nasdaq-100 Index Portfolio
     EAFE International Index Portfolio

     BALANCED INDEX ACCOUNT
     Balanced Index Portfolio
     Lehman Aggregate Bond Index Portfolio

     MANAGED ACCOUNTS
     Zenith Portfolio
     Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

     EQUITY INDEX ACCOUNTS
     S&P 500 Index Fund
     S&P MidCap 400 Index Fund
     Russell 2000 Small Cap Index Fund
     Nasdaq-100 Index Fund
     EAFE International Index Fund
     Total Social Impact Fund

     FIXED INCOME & BALANCED INDEX ACCOUNTS
     Balanced Index Fund
     Lehman Aggregate Bond Index Fund

     MANAGED ACCOUNTS
     Everest Fund
     Bond Fund
     Short-term Government Fund
     High Yield Bond Fund

     STABLE VALUE ACCOUNT
     Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  573APEX  8/03

[SUMMIT MUTUAL FUND LOGO]





ITEM 2.   CODE OF ETHICS

As of the end of the period covered by this report (September 30, 2003), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                            Fiscal Year Ended 9/30
                                            -----------------------
                                              2003           2002
                                            --------       --------
(a) Audit Fees                              $169,250       $164,731
(b) Audit-related Fees                             -              -
(c) Tax Fees                                       -          1,925
(d) All Other Fees                                 -              -
(e) (1) Pre-approval Policy* (see below)
(e) (2) % above that were pre-approved             0%             0%
(f) If greater than 50%, disclose hrs.           N/A            N/A
(g) Non-audit fees rendered to Adviser
    (or affiliate that provided services
     to the Funds).                           49,500         20,500
(h) Disclose whether the Audit Committee
    has considered whether the provisions
    of non-audit services rendered to the
    Adviser that were NOT pre-approved is
    compatible with maintaining the
    auditor's independence.                      Yes            Yes

*(e) (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

     "(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

      (d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

      (e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer have evaluated the
Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

          (1)  Code of Ethics, filed herewith.

          (2) Certifications pursuant to Rule 30a-2(a) under the Act, filed herewith.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   December 9, 2003
      -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   December 9, 2003
      -------------------------------------------

By:   /s/ Thomas G. Knipper
      -------------------------------------------
      Thomas G. Knipper, Treasurer

Date:   December 9, 2003
      -------------------------------------------